UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG	JANE KANTER
480 PIERCE STREET	DECHERT LLP
BIRMINGHAM, MICHIGAN 48009	1775 I STREET, N.W.
WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: December 31, 2009

Item 1: Reports to Shareholders
Munder Asset Allocation Fund -- Balanced
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Asset Allocation Fund -- Balanced
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Bond Fund
Munder Tax-Free Short & Intermediate Bond Fund
Management’s Discussion of Fund Performance
Shareholder Fee Examples (Unaudited)
POI-Bond Fund
POI-Tax-Free Short & Intermediate Bond Fund
Statements of Assets and Liabilities
Statements of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Energy Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Energy Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Index 500 Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Index 500 Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder International Equity Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-International Equity Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder International Fund -- Core Equity
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-International Fund -- Core Equity
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder International Small-Cap Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-International Small-Cap Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Growth Opportunities Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Growth Opportunities Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Large-Cap Growth Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Large-Cap Growth Fund
Statement of Assets and Liabilities
Statements of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Large-Cap Value Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Large-Cap Value Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Micro-Cap Equity Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Micro-Cap Equity Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Mid-Cap Core Growth Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Mid-Cap Core Growth Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Small-Cap Value Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Small-Cap Value Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Technology Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Technology Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Item 2. Code of Ethics
Item 3. Audit Committee Financial Expert
Item 4. Principal Accountant Fees and Services
Item 5. Audit Committees of Listed Registrants
Item 6. Investments
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Item 10. Submission of Matters to a Vote of Security Holders
Item 11. Controls and Procedures
Item 12. Exhibits
SIGNATURES
EX-99.CERT
EX-99.906CERT

Item 1: Reports to Shareholders.

SEMI-ANNUAL REPORT
December 31, 2009

Munder Asset Allocation
Fund — Balanced
Class Y, A, B, C & K Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR SHAREHOLDER:

The stock market rally that began in March of 2009 continued through the last half of the calendar year. As a result, most broad stock market indices posted double-digit returns for the six months ended December 31, 2009 and for the year as a whole. This was a welcome relief from the grim double-digit declines that characterized 2008.

For the six months ended December 31, 2009, the broad stock market, measured by the S&P 500® Index, had a return of 22.59%, the result of a 15.61% return in the third quarter and a 6.04% return in the fourth quarter of 2009. Mid-capitalization stocks, measured by the S&P MidCap 400® Index, were the sweet spot of the market and posted a return of 26.65%, besting both the larger-cap S&P 500® Index and the small-cap S&P SmallCap 600® Index. While growth and value stocks had relatively similar returns in the large-cap segment of the market, value stocks had stronger performance in both the small-cap and mid-cap segments.

In the international equity markets, measured by the MSCI EAFE Index (net dividends), a similar rally was evident during 2009. The Index, which reflects the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 22.07% return for the six-month period.

The fixed income markets also had positive returns for the six months ended December 31, 2009, with the Barclays Capital U.S. Aggregate Bond Index, a commonly followed benchmark representing the broad fixed income market, posting a 3.96% return. All segments of the index posted positive returns for the six-month period. With investors’ growing willingness to assume some risk, the U.S. Treasury segment had the weakest performance, while the corporate and asset-backed segments generated the strongest returns. The 6.10% return for the Barclays Capital Municipal Bond Index, a broad measure of the performance of the municipal bond market, evidenced a similar phenomenon. Higher quality municipal bonds underperformed their lower quality counterparts.

In both our equity and fixed income investing, we continue to focus on high quality securities with strong, long-term fundamentals. While this approach may not be in favor every quarter or even every year, we believe that it is the means to competitive returns over the longer term.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munderfunds.com. Thank you for your confidence in the Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

James V. FitzGerald
President and Principal Executive Officer, The Munder Funds
President and Chief Operating Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
24	Statement of Assets and Liabilities
26	Statement of Operations
27	Statements of Changes in Net Assets
28	Statements of Changes in Net Assets — Capital Stock Activity
30	Financial Highlights
35	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munderfunds.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munderfunds.com.

Equity securities (stocks) are more volatile and carry more risk, but generally provide greater return potential, than investments in certain other securities, like high-grade fixed income securities. Large-cap stocks generally have less volatility than smaller-cap and certain specialty securities, such as technology investments. Smaller and medium-sized company stocks are more volatile and less liquid than larger, more established company securities. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value. Fixed income securities in which the Fund invests will tend to experience smaller fluctuations in value than equity securities. However, investors in any fixed income product should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates. The Fund may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2009. The following pie chart illustrates the Fund’s investment allocation. A complete list of holdings as of December 31, 2009 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munderfunds.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

 INVESTMENT ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2009. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of

ii

dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Tony Dong, Michael Gura, Thomas Kenny, Brian Kozeliski, Joseph Skornicka, Jeffrey Sullivan* and Michael Vandenbossche

Reflecting the strength in the financial markets, the Fund posted a 14.11% return for the six-month period ended December 31, 2009, compared to the 15.06% return of its blended 60% Russell 3000® Index/40% Barclays Capital Intermediate Government/Credit Index benchmark, and the 17.58% median return for the Lipper universe of mixed-asset target allocation growth funds. The Fund’s underperformance versus its blended Russell/Barclays Capital benchmark was largely due to the impact of expenses, which are not deducted from the benchmark’s return.

The Fund is a diversified fund, with investments in both fixed income and equity securities. The fixed income portion of the Fund includes bonds from the corporate, government and mortgage-related sectors of the market. The equity portion of the Fund is divided into several separately managed segments. At the beginning of the period, there were five segments represented in the equity portion of the Fund: large-cap value, large-cap growth, multi-cap growth, focused mid-cap and international core equity. In December 2009, the international core equity segment was replaced with an international core MSCI All Country World Index ex-U.S. (“international core ACWI”) segment in order to provide exposure to emerging market country investments.

In terms of factors impacting absolute performance during the period, the stock market significantly outpaced the fixed income market during the last two quarters of 2009. As a result, all equity segments of the Fund posted double-digit returns for the six months ended December 31, 2009, compared to a single-digit return for the Fund’s fixed income portion. In relative terms, however, the fixed income portion of the Fund made a positive contribution to the Fund’s performance compared to its blended Russell/Barclays Capital benchmark. The fixed income portion significantly outperformed the Barclays Capital Intermediate Government/Credit Index, while the performance of the equity portion trailed the Russell 3000® Index.

In absolute terms, the strongest performing equity holdings were the focused mid-cap and international segments of the Fund. In relative terms, however, most of the equity segments trailed their style-specific benchmarks. The international segment (i.e., the international core equity/international core ACWI segment) performed in line with the MSCI EAFE Index (net dividends), which was the style-specific benchmark in place for most of the six-month period.

Making a positive contribution to the Fund’s absolute and relative return was the settlement of class action and direct litigation involving former Fund investments. The Fund routinely participates in class action litigation in which it is an eligible class member by virtue of past Fund investments. In addition, from time to time, the Fund may opt out of a class action to pursue a direct claim against an issuer.

iii

*	Mr. Sullivan became a member of the portfolio management team in December 2009, and was therefore not involved in its management during most of the six-month period ended December 31, 2009.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 3000® Index is a capitalization-weighted index that represents approximately 98% of the investable U.S. equity market. The Barclays Capital Intermediate Government/Credit Index measures the performance of a segment of the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market that includes Treasuries (i.e., public obligations of the U.S. Treasury), government-related issues (i.e., agency, sovereign, supranational, and local authority debt) and corporate debt obligations with remaining maturities between one and ten years. The MSCI EAFE Index (net dividends) is a free float-adjusted market capitalization index that is designed to measure developed equity market performance, excluding the U.S. and Canada, net of foreign withholding taxes applicable to U.S. investors. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of mixed-asset target allocation growth funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/09	12/31/09	7/1/09-12/31/09	Ratio

Actual
Class Y	$1,000.00	$1,141.12	$10.52	1.95%
Class A	$1,000.00	$1,139.84	$11.87	2.20%
Class B	$1,000.00	$1,134.90	$15.93	2.96%
Class C	$1,000.00	$1,135.44	$15.88	2.95%
Class K	$1,000.00	$1,139.65	$11.86	2.20%

Hypothetical
Class Y	$1,000.00	$1,015.38	$9.91	1.95%
Class A	$1,000.00	$1,014.12	$11.17	2.20%
Class B	$1,000.00	$1,010.28	$15.00	2.96%
Class C	$1,000.00	$1,010.33	$14.95	2.95%
Class K	$1,000.00	$1,014.12	$11.17	2.20%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2009 (Unaudited)

Shares		Value(a)

COMMON STOCKS — 65.7%
Consumer Discretionary — 7.8%
Auto Components — 0.8%
8,345	BorgWarner Inc	$277,221
364	Compagnie Generale des Etablissements Michelin, Class B	27,959
800	Denso Corp	23,879
2,120	Johnson Controls Inc	57,749

		386,808

Automobiles — 0.2%
700	Honda Motor Co Ltd	23,375
400	Hyundai Motor Co	41,564
3,000	Nissan Motor Co Ltd †	26,091
508	Renault SA †	26,362

		117,392

Distributors — 0.7%
18,875	LKQ Corp †	369,761

Diversified Consumer Services — 0.2%
1,080	ITT Educational Services Inc †	103,637

Hotels, Restaurants & Leisure — 0.7%
1,930	Carnival Corp †	61,162
3,354	Compass Group PLC	24,118
315	Ctrip.com International Ltd, ADR †	22,636
1,890	McDonald’s Corp	118,011
740	Panera Bread Co, Class A †	49,558
1,615	WMS Industries Inc †	64,600

		340,085

Household Durables — 0.1%
1,171	Electrolux AB, Series B †	27,415
600	Makita Corp	20,422
9,593	Steinhoff International Holdings Ltd †	26,998

		74,835

Internet & Catalog Retail — 0.3%
1,860	NetFlix Inc †	102,560
300	priceline.com Inc †	65,550

		168,110

Leisure Equipment & Products — 0.4%
5,615	Hasbro Inc	180,017

See Notes to Financial Statements.

1

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Media — 1.1%
1,385	DIRECTV, Class A †	$46,190
27	Jupiter Telecommunications Co Ltd	26,729
3,565	Omnicom Group Inc	139,570
4,280	Time Warner Cable Inc	177,149
557	Vivendi SA	16,605
4,410	Walt Disney Co/The	142,222

		548,465

Multiline Retail — 0.5%
2,075	Big Lots Inc †	60,133
2,940	Dollar Tree Inc †	142,002
2,899	Marks & Spencer Group PLC	18,824
840	Target Corp	40,631

		261,590

Specialty Retail — 1.9%
3,915	Aeropostale Inc †	133,306
405	AutoZone Inc †	64,018
200	Fast Retailing Co Ltd	37,515
5,923	Kingfisher PLC	21,908
5,045	Lowe’s Cos Inc	118,003
1,485	O’Reilly Automotive Inc †	56,608
3,350	Ross Stores Inc	143,079
17,700	Sally Beauty Holdings Inc †	135,405
1,440	Sherwin-Williams Co/The	88,776
3,940	TJX Cos Inc	144,007

		942,625

Textiles, Apparel & Luxury Goods — 0.9%
5,640	Coach Inc	206,029
6,000	Peace Mark Holdings Ltd †,(c),(d)	0
62	Swatch Group AG/The	15,697
3,350	VF Corp	245,354

		467,080

Total Consumer Discretionary		3,960,405

See Notes to Financial Statements.

2

Shares		Value(a)

Consumer Staples — 4.7%
Beverages — 1.1%
769	Anheuser-Busch InBev NV	$40,122
860	Britvic PLC	5,667
6,350	Central European Distribution Corp †	180,404
3,470	Coca-Cola Co/The	197,790
5,400	Fomento Economico Mexicano SAB de CV	25,906
1,565	PepsiCo Inc/NC	95,152

		545,041

Food & Staples Retailing — 1.4%
780	Alimentation Couche Tard Inc, Class B	15,528
1,860	Casey’s General Stores Inc	59,371
28,400	CP ALL PCL	21,126
5,186	CVS Caremark Corp	167,041
383	Delhaize Group SA	29,440
2,597	Koninklijke Ahold NV	34,474
600	Sundrug Co Ltd	13,303
5,625	Wal-Mart Stores Inc	300,656
1,260	Walgreen Co	46,267
649	Wesfarmers Ltd	18,229
3,631	WM Morrison Supermarkets PLC	16,269

		721,704

Food Products — 0.9%
98	CJ CheilJedang Corp	17,294
1,305	General Mills Inc	92,407
1,390	JM Smucker Co/The	85,833
1,620	Kellogg Co	86,184
389	Nestle SA	18,877
585	Ralcorp Holdings Inc †	34,930
1,000	Toyo Suisan Kaisha Ltd	22,924
2,275	TreeHouse Foods Inc †	88,407
3,324	Wilmar International Ltd	15,214

		462,070

Household Products — 0.8%
1,350	Church & Dwight Co Inc	81,607
1,065	Colgate-Palmolive Co	87,490
1,510	Energizer Holdings Inc †	92,533

See Notes to Financial Statements.

3

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Consumer Staples (Continued)
Household Products (Continued)
2,055	Procter & Gamble Co/The	$124,595
583	Reckitt Benckiser Group PLC	31,602

		417,827

Personal Products — 0.0%#
600	Kobayashi Pharmaceutical Co Ltd	23,965

Tobacco — 0.5%
1,288	British American Tobacco PLC	41,951
522	Imperial Tobacco Group PLC	16,526
4,060	Philip Morris International Inc	195,651

		254,128

Total Consumer Staples		2,424,735

Energy — 7.7%
Energy Equipment & Services — 1.5%
2,760	Core Laboratories NV	326,011
750	Diamond Offshore Drilling Inc	73,815
2,040	Noble Corp	83,028
1,178	Petrofac Ltd	19,845
1,260	Schlumberger Ltd	82,014
614	Seadrill Ltd	15,695
345	Transocean Ltd †	28,566
5,820	Weatherford International Ltd †	104,236

		733,210

Oil, Gas & Consumable Fuels — 6.2%
2,790	Apache Corp	287,844
926	BG Group PLC	16,781
10,427	BP PLC	101,050
6,025	Chevron Corp	463,865
600	Enbridge Inc	27,899
703	ENI SpA	17,939
6,700	EXCO Resources Inc	142,241
9,725	Exxon Mobil Corp	663,148
845	Gazprom OAO, ADR	21,547
5,205	Marathon Oil Corp	162,500
4,410	Occidental Petroleum Corp	358,753
1,581	Pacific Rubiales Energy Corp †	23,356

See Notes to Financial Statements.

4

Shares		Value(a)

Energy (Continued)
Oil, Gas & Consumable Fuels (Continued)
1,000	Peabody Energy Corp	$45,210
22,000	PetroChina Co Ltd	26,445
1,815	Petroleo Brasileiro SA, ADR	76,938
1,381	Petrominerales Ltd †	24,825
1,806	Peyto Energy Trust	24,279
2,232	Royal Dutch Shell PLC, B Shares	65,307
4,450	Southwestern Energy Co †	214,490
1,000	Statoil ASA	25,009
595	Total SA	38,388
2,455	Total SA, ADR	157,218
3,330	XTO Energy Inc	154,945
12,000	Yanzhou Coal Mining Co Ltd	26,590

		3,166,567

Total Energy		3,899,777

Financials — 10.4%
Capital Markets — 2.4%
1,880	Affiliated Managers Group Inc †	126,618
1,590	Ameriprise Financial Inc	61,724
3,400	Charles Schwab Corp/The	63,988
899	Credit Suisse Group AG	44,496
7,050	Eaton Vance Corp	214,390
1,620	Goldman Sachs Group Inc/The	273,521
7,985	Lazard Ltd, Class A	303,190
2,390	Morgan Stanley	70,744
3,060	TD Ameritrade Holding Corp †	59,303

		1,217,974

Commercial Banks — 2.7%
1,410	Australia & New Zealand Banking Group Ltd	28,978
5,082	Banco Santander SA	84,145
78,000	Bank of China Ltd	42,253
814	Bank of Montreal	43,469
620	BNP Paribas	49,684
5,000	Chiba Bank Ltd/The	29,742
1,232	Commonwealth Bank of Australia	60,699
725	Credicorp Ltd	55,840
2,630	Daegu Bank	38,847
3,060	DnB NOR ASA †	33,164

See Notes to Financial Statements.

5

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Financials (Continued)
Commercial Banks (Continued)
7,820	Fifth Third Bancorp	$76,245
16,000	Hokuhoku Financial Group Inc	32,469
13,000	Industrial & Commercial Bank of China Asia Ltd	28,336
992	Laurentian Bank of Canada	40,549
1,941	Standard Chartered PLC	49,378
3,000	Suruga Bank Ltd	25,962
1,885	Svenska Handelsbanken AB, A Shares	53,800
2,000	United Overseas Bank Ltd	28,046
6,140	US Bancorp	138,211
15,860	Wells Fargo & Co	428,061

		1,367,878

Consumer Finance — 0.3%
3,640	American Express Co	147,493

Diversified Financial Services — 2.1%
25,775	Bank of America Corp	388,172
5,737	IG Group Holdings PLC	35,194
15,520	JPMorgan Chase & Co	646,718

		1,070,084

Insurance — 2.0%
2,365	ACE Ltd	119,196
2,450	Aflac Inc	113,312
5,890	Amlin PLC	34,125
1,725	Arch Capital Group Ltd †	123,424
7,086	Aviva PLC	45,541
2,065	Axis Capital Holdings Ltd	58,667
237	Baloise Holding AG	19,715
348	Hannover Rueckversicherung AG †	16,318
2,090	LIG Insurance Co Ltd	38,857
8,382	Mapfre SA	35,171
3,790	Prudential Financial Inc	188,590
1,860	Reinsurance Group of America Inc	88,629
1,001	Swiss Reinsurance Co Ltd	48,296
353	Zurich Financial Services AG	77,292

		1,007,133

See Notes to Financial Statements.

6

Shares		Value(a)

Financials (Continued)
Real Estate Investment Trusts (REITs) — 0.7%
9,080	Annaly Capital Management Inc	$157,538
855	Digital Realty Trust Inc	42,989
221	Fonciere Des Regions	22,614
1,308	Simon Property Group Inc	104,379
128	Unibail-Rodamco SE	28,203

		355,723

Real Estate Management & Development — 0.1%
28,000	Agile Property Holdings Ltd	41,241
2,000	Cheung Kong Holdings Ltd	25,976

		67,217

Thrifts & Mortgage Finance — 0.1%
1,051	Home Capital Group Inc	42,056

Total Financials		5,275,558

Health Care — 8.4%
Biotechnology — 1.1%
1,335	Amgen Inc †	75,521
16,775	BioMarin Pharmaceutical Inc †	315,537
910	Celgene Corp †	50,669
2,700	Gilead Sciences Inc †	116,856

		558,583

Health Care Equipment & Supplies — 0.9%
940	Baxter International Inc	55,159
3,505	Kinetic Concepts Inc †	131,963
7,875	Masimo Corp †	239,558
1,430	Medtronic Inc	62,891

		489,571

Health Care Providers & Services — 2.0%
1,175	Amedisys Inc †	57,058
2,345	AmerisourceBergen Corp	61,134
1,980	Catalyst Health Solutions Inc †	72,211
1,850	CIGNA Corp	65,250
3,380	Community Health Systems Inc †	120,328
2,195	Emergency Medical Services Corp, Class A †	118,859
825	Express Scripts Inc †	71,321
920	McKesson Corp	57,500
2,705	Medco Health Solutions Inc †	172,877

See Notes to Financial Statements.

7

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Health Care (Continued)
Health Care Providers & Services (Continued)
2,030	Mednax Inc †	$122,023
2,940	UnitedHealth Group Inc	89,611

		1,008,172

Life Sciences Tools & Services — 0.1%
1,120	Thermo Fisher Scientific Inc †	53,413

Pharmaceuticals — 4.3%
6,715	Abbott Laboratories	362,543
498	AstraZeneca PLC	23,411
1,335	AstraZeneca PLC, ADR	62,665
344	Bayer AG	27,596
1,170	Bristol-Myers Squibb Co	29,543
580	Dr Reddys Laboratories Ltd, ADR	14,042
1,301	GlaxoSmithKline PLC	27,728
3,945	Johnson & Johnson	254,097
6,635	Merck & Co Inc	242,443
586	Novartis AG	32,006
19,317	Pfizer Inc	351,376
418	Roche Holding AG	71,037
553	Sanofi-Aventis SA	43,649
700	Santen Pharmaceutical Co Ltd	22,398
400	Takeda Pharmaceutical Co Ltd	16,449
7,100	Teva Pharmaceutical Industries Ltd, ADR	398,878
4,455	Warner Chilcott PLC, Class A †	126,834
1,690	Watson Pharmaceuticals Inc †	66,941

		2,173,636

Total Health Care		4,283,375

Industrials — 6.8%
Aerospace & Defense — 1.7%
5,275	BAE Systems PLC	30,630
4,320	Elbit Systems Ltd	280,671
1,205	Honeywell International Inc	47,236
478	MTU Aero Engines Holding AG	26,169
2,115	Raytheon Co	108,965
5,430	United Technologies Corp	376,896

		870,567

See Notes to Financial Statements.

8

Shares		Value(a)

Industrials (Continued)
Air Freight & Logistics — 0.2%
1,080	United Parcel Service Inc, Class B	$61,959
2,000	Yamato Holdings Co Ltd	27,659

		89,618

Building Products — 0.1%
4,000	Asahi Glass Co Ltd	37,709

Commercial Services & Supplies — 0.1%
2,547	Downer EDI Ltd	21,391
965	Stericycle Inc †	53,239

		74,630

Construction & Engineering — 0.4%
4,780	Aecom Technology Corp †	131,450
238	Bilfinger Berger AG	18,396
492	Bouygues SA	25,691
890	URS Corp †	39,623

		215,160

Electrical Equipment — 0.9%
3,475	ABB Ltd, ADR	66,372
4,150	AMETEK Inc	158,696
2,320	Cooper Industries PLC	98,925
1,440	General Cable Corp †	42,365
630	Legrand SA	17,589
948	Prysmian SpA	16,566
1,130	Roper Industries Inc	59,178

		459,691

Industrial Conglomerates — 1.1%
1,210	3M Co	100,031
2,472	Cookson Group PLC †	16,857
23,455	General Electric Co, MTN	354,874
703	Koninklijke Philips Electronics NV	20,841
1,700	Tyco International Ltd	60,656

		553,259

Machinery — 1.3%
1,400	Cummins Inc	64,204
4,275	Eaton Corp	271,976
197	Schindler Holding AG	15,169
27,500	United Tractors Tbk PT	45,370

See Notes to Financial Statements.

9

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Industrials (Continued)
Machinery (Continued)
5,305	Wabtec Corp/DE	$216,656
6,000	Weichai Power Co Ltd	48,559

		661,934

Professional Services — 0.6%
5,695	IHS Inc, Class A †	312,143

Road & Rail — 0.1%
1,105	Union Pacific Corp	70,610

Trading Companies & Distributors — 0.2%
2,600	Mitsubishi Corp	64,347
1,184	Travis Perkins PLC †	16,294

		80,641

Transportation Infrastructure — 0.1%
1,359	Atlantia SpA	35,555

Total Industrials		3,461,517

Information Technology — 12.0%
Communications Equipment — 1.2%
15,700	Cisco Systems Inc †	375,858
3,660	QUALCOMM Inc	169,312
550	Research In Motion Ltd †	37,147
1,734	Telefonaktiebolaget LM Ericsson, B Shares	15,971
3,600	ZTE Corp	22,380

		620,668

Computers & Peripherals — 3.1%
1,930	Apple Inc †	406,960
7,870	EMC Corp/Massachusetts †	137,489
3,000	Fujitsu Ltd	19,198
7,926	Hewlett-Packard Co	408,268
3,220	International Business Machines Corp	421,498
5,800	Teradata Corp †	182,294
4,000	Toshiba Corp †	21,946

		1,597,653

See Notes to Financial Statements.

10

Shares		Value(a)

Information Technology (Continued)
Electronic Equipment & Instruments — 0.1%
200	Kyocera Corp	$17,544
200	Nidec Corp	18,339
2,000	Nippon Electric Glass Co Ltd	27,294

		63,177

Information Technology Services — 0.7%
2,185	Alliance Data Systems Corp †	141,129
2,675	Lender Processing Services Inc	108,766
7,791	Logica PLC	14,308
250	Mastercard Inc, Class A	63,995
865	Patni Computer Systems Ltd, ADR	17,689

		345,887

Internet Software & Services — 1.7%
345	Baidu Inc/China, ADR †	141,875
485	Google Inc, Class A †	300,690
2,545	Netease.com, ADR †	95,718
1,465	Open Text Corp †	59,552
1,305	VistaPrint NV †	73,941
12,740	Yahoo! Inc †	213,777

		885,553

Semiconductors & Semiconductor Equipment — 1.5%
544	ASML Holding NV	18,717
7,100	Cree Inc †	400,227
6,715	Intel Corp	136,986
4,185	Marvell Technology Group Ltd †	86,839
61	Samsung Electronics Co Ltd	41,855
2,710	Taiwan Semiconductor Manufacturing Co Ltd, ADR	31,002
300	Tokyo Electron Ltd	19,069

		734,695

Software — 3.7%
11,456	Check Point Software Technologies †	388,129
2,550	Factset Research Systems Inc	167,969
444	MacDonald Dettwiler & Associates Ltd †	18,085
13,400	Microsoft Corp	408,566
6,445	Oracle Corp	158,160
139	Software AG	15,224
8,700	Solera Holdings Inc	313,287

See Notes to Financial Statements.

11

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Information Technology (Continued)
Software (Continued)
5,600	Sybase Inc †	$243,040
6,490	Synopsys Inc †	144,597

		1,857,057

Total Information Technology		6,104,690

Materials — 3.3%
Chemicals — 1.7%
2,000	Air Water Inc	23,493
4,275	Airgas Inc	203,490
532	BASF SE	33,145
1,510	BASF SE, ADR	93,771
3,930	Celanese Corp, Series A	126,153
1,600	Hitachi Chemical Co Ltd	32,314
219	Honam Petrochemical Corp	19,277
820	Lubrizol Corp	60,525
910	Monsanto Co	74,392
500	Nitto Denko Corp	17,824
2,085	Praxair Inc	167,446
177	Wacker Chemie AG	30,986

		882,816

Construction Materials — 0.0%#
286	Holcim Ltd †	22,256

Containers & Packaging — 0.4%
1,195	Ball Corp	61,782
1,185	Crown Holdings Inc †	30,312
1,890	Rock-Tenn Co, Class A	95,275

		187,369

Metals & Mining — 1.1%
1,918	Alamos Gold Inc †	23,034
2,553	Antofagasta PLC	40,906
1,909	BHP Billiton Ltd	73,940
755	Freeport-McMoRan Copper & Gold Inc †	60,619
500	Inmet Mining Corp	30,492
730	Newmont Mining Corp	34,536
1,410	Nucor Corp	65,777
80	POSCO	42,457

See Notes to Financial Statements.

12

Shares		Value(a)

Materials (Continued)
Metals & Mining (Continued)
871	Rio Tinto Ltd	$58,592
700	Teck Resources Ltd, Class B †	24,644
2,000	Vale SA, ADR	58,060
2,053	Xstrata PLC †	37,173

		550,230

Paper & Forest Products — 0.1%
1,238	Sino-Forest Corp †	22,941

Total Materials		1,665,612

Telecommunication Services — 2.3%
Diversified Telecommunication Services — 1.8%
19,562	AT&T Inc	548,323
2,700	CenturyTel Inc	97,767
1,016	France Telecom SA	25,386
1,537	Koninklijke KPN NV	26,088
2,145	Telefonica SA	60,023
1,400	Telenor ASA †	19,598
4,947	Telstra Corp Ltd	15,242
4,305	Verizon Communications Inc	142,625

		935,052

Wireless Telecommunication Services — 0.5%
16,100	America Movil SAB de CV, Series L	37,869
1,930	Cellcom Israel Ltd	61,582
4	KDDI Corp	21,174
675	Mobile Telesystems OJSC, ADR	33,001
1,690	Turkcell Iletisim Hizmet AS, ADR	29,558
20,293	Vodafone Group PLC	47,101

		230,285

Total Telecommunication Services		1,165,337

Utilities — 2.3%
Electric Utilities — 1.6%
870	Cia Energetica de Minas Gerais, ADR	15,712
1,399	E.ON AG	58,622
1,115	Edison International	38,780
6,496	EDP — Energias de Portugal SA	28,943
6,507	Enel SpA	37,755
2,255	Exelon Corp	110,202

See Notes to Financial Statements.

13

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Utilities (Continued)
Electric Utilities (Continued)
1,745	FirstEnergy Corp	$81,055
1,730	FPL Group Inc	91,379
6,790	ITC Holdings Corp	353,691

		816,139

Gas Utilities — 0.1%
3,071	Snam Rete Gas SpA	15,276
6,000	Xinao Gas Holdings Ltd	15,477

		30,753

Independent Power Producers & Energy Traders — 0.1%
6,400	Electricity Generating PCL	15,213
6,502	International Power PLC	32,462

		47,675

Multi-Utilities — 0.5%
3,144	National Grid PLC	34,481
3,500	Public Service Enterprise Group Inc	116,375
2,280	Sempra Energy	127,634

		278,490

Total Utilities		1,173,057

TOTAL COMMON STOCKS
(Cost $26,913,913)		33,414,063

PREFERRED STOCKS — 0.1%
Consumer Staples — 0.0%#
Household Products — 0.0%#
353	Henkel AG & Co KGaA	18,435

Health Care — 0.1%
Health Care Equipment & Supplies — 0.1%
289	Fresenius SE	20,719

TOTAL PREFERRED STOCKS
(Cost $31,651)		39,154

See Notes to Financial Statements.

14

Shares		Value(a)

WARRANT — 0.0%#
(Cost $0)
Financials — 0.0%#
Real Estate Investment Trusts (REITs) — 0.0%#
221	Fonciere Des Regions, expires 12/31/2010 (exercise price 65 EUR) †	$187

INVESTMENT COMPANY SECURITIES — 4.6%
550	iShares MSCI Brazil Index Fund	41,035
1,630	iShares MSCI Taiwan Index Fund	21,141
735	iShares MSCI Turkey Investable Market Index Fund	39,617
2,261,238	State Street Institutional Liquid Reserves Fund	2,261,238

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $2,359,287)		2,363,031

Principal
Amount

ASSET-BACKED SECURITIES — 6.2%
Auto Loans — 3.8%
$100,000	AmeriCredit Automobile Receivables Trust, Series 2009-1, Class C, 14.550% due 01/15/2016 (b)	122,954
	CarMax Auto Owner Trust:
350,000	Series 2009-1, Class A3, 4.120% due 03/15/2013 (b)	362,711
150,000	Series 2009-2, Class B, 4.650% due 08/17/2015 (b)	148,246
900,000	Harley-Davidson Motorcycle Trust, Series 2006-3, Class A4, 5.220% due 06/15/2013 (b)	929,492
10,634	USAA Auto Owner Trust, Series 2006-4, Class A3, 5.010% due 06/15/2011 (b)	10,652
350,000	Wachovia Auto Loan Owner Trust 2006-1, Series 2007-1, Class C, 5.450% due 10/22/2012 (b)	357,081

		1,931,136

See Notes to Financial Statements.

15

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Principal
Amount		Value(a)

ASSET-BACKED SECURITIES (Continued)
Credit Card — 2.1%
$300,000	Capital One Multi-Asset Execution Trust, Series 2006-C1, Class C, 0.523% due 03/17/2014 (b),(e)	$286,612
500,000	Citibank Credit Card Issuance Trust, Series 2006-C4, Class C4, 0.454% due 01/09/2012 (b),(e)	499,876
300,000	MBNA Master Credit Card Trust, Series 2000-E, Class A, 7.800% due 10/15/2012 (b)	307,610

		1,094,098

Home Equity Loans — 0.3%
400,000	Structured Asset Investment Loan Trust, Series 2005-6, Class M1, 0.711% due 07/25/2035 (b),(e)	146,146

Industrials — 0.0%#
2,678	CNH Equipment Trust, Series 2009-B, Class A2, 2.400% due 05/16/2011 (b)	2,679

TOTAL ASSET-BACKED SECURITIES
(Cost $3,296,680)		3,174,059

CORPORATE BONDS AND NOTES — 10.9%
Consumer Discretionary — 0.9%
210,000	Lowe’s Cos Inc, 6.100% due 09/15/2017 (b)	232,329
185,000	TJX Cos Inc, 6.950% due 04/15/2019 (b)	213,831

		446,160

Consumer Staples — 1.0%
411,377	Procter & Gamble — ESOP, 9.360% due 01/01/2021 (b)	501,670

Financials — 8.0%
350,000	Bank of America Corp, 2.100% due 04/30/2012 (b)	353,231
650,000	BHP Billiton Finance USA Ltd, YNK, 4.800% due 04/15/2013 (b)	691,864

See Notes to Financial Statements.

16

Principal
Amount		Value(a)

Financials (Continued)
$150,000	Corp Andina de Fomento, 8.125% due 06/04/2019 (b)	$173,322
350,000	General Electric Capital Corp, MTN 2.625% due 12/28/2012 (b)	356,445
440,000	ING USA Global Funding Trust, MTN, 4.500% due 10/01/2010 (b)	449,585
510,000	Landesbank Baden-Wuerttemberg/New York, MTN, 6.350% due 04/01/2012 (b)	546,708
70,000	MetLife Inc, 6.750% due 06/01/2016 (b)	78,389
170,000	National Rural Utilities Cooperative Finance Corp, 10.375% due 11/01/2018 (b)	225,263
240,000	PNC Funding Corp, 5.625% due 02/01/2017 (b)	237,822
250,000	SLM Corp, MTN, 0.442% due 07/26/2010 (b),(e)	244,670
300,000	Sovereign Bank, 1.990% due 08/01/2013 (b),(e)	293,418
75,000	StanCorp Financial Group Inc, 6.900% due 06/01/2067 (b)	56,647
150,000	Wachovia Bank NA, 7.800% due 08/18/2010 (b)	156,521
225,000	Weingarten Realty Investors, REIT, MTN, 4.857% due 01/15/2014 (b)	207,429

		4,071,314

Information Technology — 0.5%
250,000	Cisco Systems Inc, 4.950% due 02/15/2019 (b)	256,252

Telecommunications Services — 0.5%
250,000	New Cingular Wireless Services Inc, 8.125% due 05/01/2012 (b)	282,483

TOTAL CORPORATE BONDS AND NOTES
(Cost $5,364,007)		5,557,879

MORTGAGE-BACKED SECURITIES — 6.8%
Collateralized Mortgage Obligations (CMO) — Agency — 0.0%#
6,273	Freddie Mac REMICS, Series 2866, Class WN, 4.500% due 01/15/2024 (b)	6,273

See Notes to Financial Statements.

17

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Principal
Amount		Value(a)

MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage-Backed Securities — 5.7%
$225,000	Asset Securitization Corp, Series 1996-D3, Class A3, 7.655% due 10/13/2026 (b),(e)	$244,622
233,301	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A1, 5.540% due 06/10/2046 (b)	234,307
323,593	GE Capital Commercial Mortgage Corp, Series 2005-C1, Class A2, 4.353% due 06/10/2048 (b)	323,196
800,000	LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A5, 4.853% due 09/15/2031 (b)	823,648
	Wachovia Bank Commercial Mortgage Trust:
450,000	Series 2004-C15, Class A4, 4.803% due 10/15/2041 (b)	430,622
350,000	Series 2005-C18, Class A3, 4.790% due 04/15/2042 (b)	351,227
500,000	Series 2005-C20, Class A6A, 5.110%(e) due 07/15/2042 (b)	500,006

		2,907,628

Mortgage Pass-Through Securities — 1.1%
	Fannie Mae Pool:
500,000	5.500% due 10/25/2039 (b),(f),(g)	523,360
5,586	#303105, 11.000% due 11/01/2020 (b)	6,384
18,611	#100081, 11.500% due 08/20/2016 (b)	20,629
5,113	Ginnie Mae I Pool, #780584, 7.000% due 06/15/2027 (b)	5,676

		556,049

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $3,433,153)		3,469,950

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.2%
Government Agency Debentures — 1.1%
400,000	Financing Corp Fico, 10.700% due 10/06/2017 (b)	567,302

Government Sponsored Enterprises (GSE) — 2.1%
500,000	Federal Home Loan Banks, 4.875% due 03/12/2010 (b)	504,469

See Notes to Financial Statements.

18

Principal
Amount		Value(a)

Government Sponsored Enterprises (Continued)
$500,000	Federal Home Loan Mortgage Corp, 4.875% due 06/13/2018 (b),(h)	$534,828

		1,039,297

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,580,698)		1,606,599

U.S. TREASURY OBLIGATIONS — 3.8%
U.S. Treasury Notes — 3.8%
100,000	2.125% due 11/30/2014 (b)	97,633
675,000	2.750% due 02/15/2019 (b)	621,422
60,000	3.000% due 09/30/2016 (b)	58,889
495,000	3.375% due 11/15/2019 (b)	476,131
605,000	4.625% due 02/15/2017 (b)	653,258

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,994,273)		1,907,333

TOTAL INVESTMENTS
(Cost $44,973,662)	101.3%	51,532,255
OTHER ASSETS AND LIABILITIES (Net)	(1.3)	(681,766)

NET ASSETS	100.0%	$50,850,489

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	Unless otherwise indicated, the values of the securities of the Fund were determined based on Level 1 inputs established by Topic 820 (see Notes to Financial Statements, Note 2).

(b)	Security value was determined based on Level 2 inputs established by Topic 820 (see Notes to Financial Statements, Note 2).

(c)	Security value is determined based on Level 3 inputs established by Topic 820 (see Notes to Financial Statements, Note 2).

(d)	Security valued at fair value as of December 31, 2009, in accordance with guidelines approved by the Board of Trustees (see Notes to Financial Statements, Note 2). At December 31, 2009, this security represents $0, 0.0% of net assets.

(e)	Variable rate security. The interest rate shown reflects the rate in effect as of December 31, 2009.

(f)	Security purchased on a when-issued or delayed delivery basis and may be settled after the customary settlement period.

(g)	Security subject to mortgage dollar roll transaction.

(h)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for securities purchased on a when-issued or delayed delivery basis.

See Notes to Financial Statements.

19

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

ABBREVIATIONS:
ADR	— American Depositary Receipt
ESOP	— Employee Stock Ownership Plan
EUR	— Euro
MTN	— Medium Term Note
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
YNK	— Yankee Security

See Notes to Financial Statements.

20

Country classification is based on the country in which the issuer’s headquarters is located. In the case of investments in investment companies, including exchange-traded funds, country classification is based in the country exposure represented by the investment company, which may be “multi-country.” At December 31, 2009, the country diversification of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	49.1%	$24,984,386
Israel	2.2	1,129,260
Switzerland	1.7	864,068
United Kingdom	1.6	825,622
Japan	1.4	693,134
Bermuda	1.3	661,756
Netherlands	1.0	491,438
China	0.9	483,172
France	0.9	479,348
Canada	0.9	434,914
Germany	0.6	320,228
Australia	0.5	277,073
South Korea	0.5	240,151
Poland	0.4	180,404
Spain	0.3	179,339
Brazil	0.3	150,710
Ireland	0.2	126,834
Italy	0.2	123,091
Sweden	0.2	97,186
Norway	0.2	77,772
Hong Kong	0.1	77,252
Belgium	0.1	69,562
Mexico	0.1	63,775
Peru	0.1	55,840
Russian Federation	0.1	54,548
Indonesia	0.1	45,370
Singapore	0.1	43,260
Thailand	0.1	36,338
India	0.1	31,731
Taiwan	0.1	31,002
Turkey	0.1	29,558
Portugal	0.1	28,943
South Africa	0.1	26,998

TOTAL COMMON STOCKS	65.7	33,414,063

See Notes to Financial Statements.

21

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

	% of
	Net Assets	Value

PREFERRED STOCKS:
Germany	0.1%	$39,154
WARRANT:
France	0.0 #	187
INVESTMENT COMPANY SECURITIES:
Multi-Country	4.4	2,261,238
Brazil	0.1	41,035
Turkey	0.1	39,617
Taiwan	0.0 #	21,141

TOTAL INVESTMENT COMPANY SECURITIES	4.6	2,363,031
ASSET-BACKED SECURITIES	6.2	3,174,059
CORPORATE BONDS AND NOTES:
United States	9.6	4,866,015
Australia	1.3	691,864

TOTAL CORPORATE BONDS AND NOTES	10.9	5,557,879
MORTGAGE-BACKED SECURITIES	6.8	3,469,950
U.S. GOVERNMENT AGENCY OBLIGATIONS	3.2	1,606,599
U.S. TREASURY OBLIGATIONS	3.8	1,907,333

TOTAL INVESTMENTS	101.3	51,532,255
OTHER ASSETS AND LIABILITIES (Net)	(1.3)	(681,766)

NET ASSETS	100.0%	$50,850,489

#	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

22

[This Page Intentionally Left Blank]

23

Munder Asset Allocation Fund — Balanced

Statement of Assets and Liabilities, December 31, 2009 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$51,532,255
Foreign currency, at value	14,076
Interest receivable	130,390
Dividends receivable	44,466
Receivable for investment securities sold	388,448
Receivable for Fund shares sold	11,677
Prepaid expenses and other assets	34,894

Total Assets	52,156,206

LIABILITIES:
Payable for investment securities purchased	476,060
Payable for when issued and forward delivery securities	530,526
Payable for Fund shares redeemed	80,513
Trustees’ fees and expenses payable	93,465
Custody fees payable	24,339
Transfer agency/record keeping fees payable	22,697
Distribution and shareholder servicing fees payable — Class A, B and C Shares	15,750
Administration fees payable	7,288
Shareholder servicing fees payable — Class K Shares	1,080
Investment advisory fees payable	911
Payable for deferred mortgage dollar rolls	640
Deferred foreign taxes payable	215
Accrued expenses and other payables	52,233

Total Liabilities	1,305,717

NET ASSETS	$50,850,489

Investments, at cost	$44,973,662

Foreign currency, at cost	$14,067

See Notes to Financial Statements.

24

NET ASSETS consist of:
Distributions in excess of net investment income	$(78,387)
Accumulated net realized loss on investments sold	(17,247,401)
Net unrealized appreciation of investments	6,558,467
Paid-in capital	61,617,810

$50,850,489

NET ASSETS:
Class Y Shares	$10,656,883

Class A Shares	$22,309,812

Class B Shares	$4,438,157

Class C Shares	$8,529,462

Class K Shares	$4,916,175

SHARES OUTSTANDING:
Class Y Shares	1,090,432

Class A Shares	2,268,402

Class B Shares	457,946

Class C Shares	875,809

Class K Shares	503,039

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$9.77

CLASS A SHARES:
Net asset value and redemption price per share	$9.84

Maximum sales charge	5.50%
Maximum offering price per share	$10.41

CLASS B SHARES:
Net asset value and offering price per share*	$9.69

CLASS C SHARES:
Net asset value and offering price per share*	$9.74

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$9.77

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

25

Munder Asset Allocation Fund — Balanced

Statement of Operations, For the Period Ended December 31, 2009 (Unaudited)

INVESTMENT INCOME:
Interest	$306,375
Dividends(a)	316,352
Mortgage dollar roll income	6,332

Total Investment Income	629,059

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	29,405
Class B Shares	24,300
Class C Shares	43,271
Shareholder servicing fees:
Class K Shares	6,507
Investment advisory fees	170,838
Custody fees	89,968
Transfer agency/record keeping fees	78,626
Administration fees	44,246
Trustees’ fees and expenses	35,301
Registration and filing fees	28,716
Legal and audit fees	27,964
Printing and mailing fees	27,135
Other	10,739

Total Expenses	617,016

NET INVESTMENT INCOME	12,043

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from:
Security transactions	1,148,917
Foreign currency-related transactions	2,651
Net change in unrealized appreciation/(depreciation) of:
Securities(b)	5,653,408
Foreign currency-related transactions	2,779

Net realized and unrealized gain on investments	6,807,755

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,819,798

(a)	Net of foreign withholding taxes of $5,398.

(b)	Net of deferred foreign taxes of $215.

See Notes to Financial Statements.

26

Munder Asset Allocation Fund — Balanced

Statements of Changes in Net Assets

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009(a)

Net investment income	$12,043	$985,542
Net realized gain/(loss) from security transactions and foreign currency-related transactions	1,151,568	(15,362,497)
Net change in net unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	5,656,187	(9,710,473)

Net increase/(decrease) in net assets resulting from operations	6,819,798	(24,087,428)
Dividends to shareholders from net investment income:
Class Y Shares	(34,799)	(266,506)
Class A Shares	(45,737)	(446,250)
Class B Shares	(6,181)	(62,373)
Class C Shares	(11,713)	(85,772)
Class K Shares	(10,129)	(104,574)
Class R Shares	—	(17)
Net decrease in net assets from Fund share transactions:
Class Y Shares	(222,951)	(18,276,419)
Class A Shares	(3,865,824)	(9,255,419)
Class B Shares	(1,307,410)	(4,154,441)
Class C Shares	(973,208)	(3,058,288)
Class K Shares	(1,751,100)	(1,011,837)
Class R Shares	—	(1,703)
Short-term trading fees	—	1,391

Net decrease in net assets	(1,409,254)	(60,809,636)
NET ASSETS:
Beginning of period	52,259,743	113,069,379

End of period	$50,850,489	$52,259,743

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$(78,387)	$18,129

(a)	On March 16, 2009, all outstanding Class R Shares of the Fund were redeemed.

See Notes to Financial Statements.

27

Munder Asset Allocation Fund — Balanced

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009(a)

Amount
Class Y Shares:
Sold	$279,062	$918,908
Issued as reinvestment of dividends	32,019	253,842
Redeemed	(534,032)	(19,449,169)

Net decrease	$(222,951)	$(18,276,419)

Class A Shares:
Sold*	$1,177,442	$3,928,969
Issued as reinvestment of dividends	35,588	334,200
Redeemed	(5,078,854)	(13,518,588)

Net decrease	$(3,865,824)	$(9,255,419)

Class B Shares:
Sold	$91,301	$270,691
Issued as reinvestment of dividends	4,757	48,400
Redeemed*	(1,403,468)	(4,473,532)

Net decrease	$(1,307,410)	$(4,154,441)

Class C Shares:
Sold	$198,282	$497,167
Issued as reinvestment of dividends	7,713	52,133
Redeemed	(1,179,203)	(3,607,588)

Net decrease	$(973,208)	$(3,058,288)

Class K Shares:
Sold	$397,839	$831,865
Issued as reinvestment of dividends	10,129	104,574
Redeemed	(2,159,068)	(1,948,276)

Net decrease	$(1,751,100)	$(1,011,837)

Class R Shares:
Issued as reinvestment of distributions	—	16
Redeemed	—	(1,719)

Net decrease	$—	$(1,703)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

(a)	On March 16, 2009, all outstanding Class R Shares of the Fund were redeemed.

See Notes to Financial Statements.

28

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009(a)

Shares
Class Y Shares:
Sold	29,481	96,877
Issued as reinvestment of dividends	3,298	27,984
Redeemed	(57,250)	(2,035,424)

Net decrease	(24,471)	(1,910,563)

Class A Shares:
Sold*	126,604	458,928
Issued as reinvestment of dividends	3,633	37,703
Redeemed	(534,053)	(1,577,095)

Net decrease	(403,816)	(1,080,464)

Class B Shares:
Sold	9,749	29,921
Issued as reinvestment of dividends	488	5,454
Redeemed*	(152,161)	(527,438)

Net decrease	(141,924)	(492,063)

Class C Shares:
Sold	20,571	54,988
Issued as reinvestment of dividends	788	5,884
Redeemed	(126,326)	(419,558)

Net decrease	(104,967)	(358,686)

Class K Shares:
Sold	42,533	94,359
Issued as reinvestment of dividends	1,041	11,884
Redeemed	(242,259)	(223,570)

Net decrease	(198,685)	(117,327)

Class R Shares:
Issued as reinvestment of distributions	—	2
Redeemed	—	(230)

Net decrease	—	(228)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

(a)	On March 16, 2009, all outstanding Class R Shares of the Fund were redeemed.

See Notes to Financial Statements.

29

Munder Asset Allocation Fund — Balanced(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares
	Period Ended		Year	Year		Year	Year	Year
	12/31/09(b)		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)		6/30/07(b)	6/30/06(b)	6/30/05(b)

Net asset value, beginning of period	$8.59		$11.26	$13.41		$12.13	$11.46	$10.58

Income/(loss) from investment operations:
Net investment income	0.02		0.16	0.20		0.18	0.17	0.14
Net realized and unrealized gain/(loss) on investments	1.19		(2.67)	(0.80)		1.56	0.67	0.88

Total from investment operations	1.21		(2.51)	(0.60)		1.74	0.84	1.02

Less distributions:
Dividends from net investment income	(0.03)		(0.16)	(0.19)		(0.18)	(0.17)	(0.14)
Distributions from net realized gains	—		—	(1.36)		(0.28)	—	—

Total distributions	(0.03)		(0.16)	(1.55)		(0.46)	(0.17)	(0.14)

Short-term trading fees	—		0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$9.77		$8.59	$11.26		$13.41	$12.13	$11.46

Total return(d)	14.11%		(22.29)%	(5.29)%		14.67%	7.40%	9.66%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$10,657		$9,579	$34,054		$35,944	$33,618	$27,733
Ratio of operating expenses to average net assets	1.95	%(f)	1.62%	1.48%		1.28%	1.26%	1.22%
Ratio of net investment income to average net assets	0.44	%(f)	1.77%	1.61%		1.44%	1.39%	1.29%
Portfolio turnover rate	45	%(e)	87%	104	%(e)	52%	55%	75%
Ratio of operating expenses to average net assets without expense reimbursements	1.95	%(f)	1.62%	1.48%		1.28%	1.26%	1.22%

(a)	Class Y Shares and Class A Shares of the Fund commenced operations on April 13, 1993 and April 30, 1993, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	The portfolio turnover rate excluding mortgage dollar roll transactions was 40% and 103% for the period ended December 31, 2009 and year ended June 30, 2008, respectively. The Fund did not engage in mortgage dollar roll transactions during the years ended June 30, 2009, June 30, 2007, June 30, 2006 or June 30, 2005.

(f)	Annualized.

See Notes to Financial Statements.

30

A Shares
Period Ended		Year	Year		Year	Year	Year
12/31/09(b)		Ended	Ended		Ended	Ended	Ended
(Unaudited)		6/30/09(b)	6/30/08(b)		6/30/07(b)	6/30/06(b)	6/30/05(b)

$8.65		$11.33	$13.49		$12.19	$11.51	$10.64

0.01		0.14	0.17		0.15	0.14	0.11

1.20		(2.68)	(0.81)		1.58	0.68	0.87

1.21		(2.54)	(0.64)		1.73	0.82	0.98

(0.02)		(0.14)	(0.16)		(0.15)	(0.14)	(0.11)
—		—	(1.36)		(0.28)	—	—

(0.02)		(0.14)	(1.52)		(0.43)	(0.14)	(0.11)

—		0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)

$9.84		$8.65	$11.33		$13.49	$12.19	$11.51

13.98%		(22.43)%	(5.58)%		14.48%	7.18%	9.24%

$22,310		$23,103	$42,500		$52,241	$49,144	$41,806

2.20	%(f)	1.90%	1.72%		1.54%	1.51%	1.47%

0.19	%(f)	1.55%	1.36%		1.20%	1.14%	1.03%
45	%(e)	87%	104	%(e)	52%	55%	75%

2.20	%(f)	1.90%	1.72%		1.54%	1.51%	1.47%

See Notes to Financial Statements.

31

Munder Asset Allocation Fund — Balanced(a)
 Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	B Shares
	Period Ended		Year	Year		Year	Year	Year
	12/31/09(b)		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)		6/30/07(b)	6/30/06(b)	6/30/05(b)

Net asset value, beginning of period	$8.55		$11.20	$13.35		$12.07	$11.40	$10.53

Income/(loss) from investment operations:
Net investment income/(loss)	(0.03)		0.07	0.07		0.05	0.04	0.03
Net realized and unrealized gain/(loss) on investments	1.18		(2.64)	(0.80)		1.56	0.68	0.87

Total from investment operations	1.15		(2.57)	(0.73)		1.61	0.72	0.90

Less distributions:
Dividends from net investment income	(0.01)		(0.08)	(0.06)		(0.05)	(0.05)	(0.03)
Distributions from net realized gains	—		—	(1.36)		(0.28)	—	—

Total distributions	(0.01)		(0.08)	(1.42)		(0.33)	(0.05)	(0.03)

Short-term trading fees	—		0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$9.69		$8.55	$11.20		$13.35	$12.07	$11.40

Total return(d)	13.49%		(23.00)%	(6.28)%		13.60%	6.36%	8.53%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,438		$5,127	$12,225		$15,567	$20,901	$35,462
Ratio of operating expenses to average net assets	2.96	%(f)	2.66%	2.47%		2.28%	2.26%	2.22%
Ratio of net investment income to average net assets	(0.56	)%(f)	0.78%	0.61%		0.44%	0.36%	0.27%
Portfolio turnover rate	45	%(e)	87%	104	%(e)	52%	55%	75%
Ratio of operating expenses to average net assets without expense reimbursements	2.96	%(f)	2.66%	2.47%		2.28%	2.26%	2.22%

(a)	Class B Shares and Class C Shares of the Fund commenced operations on June 21, 1994 and January 24, 1996, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	The portfolio turnover rate excluding mortgage dollar roll transactions was 40% and 103% for the period ended December 31, 2009 and year ended June 30, 2008, respectively. The Fund did not engage in mortgage dollar roll transactions during the years ended June 30, 2009, June 30, 2007, June 30, 2006 or June 30, 2005.

(f)	Annualized.

See Notes to Financial Statements.

32

C Shares
Period Ended		Year	Year		Year	Year	Year
12/31/09(b)		Ended	Ended		Ended	Ended	Ended
(Unaudited)		6/30/09(b)	6/30/08(b)		6/30/07(b)	6/30/06(b)	6/30/05(b)

$8.59		$11.25	$13.40		$12.12	$11.45	$10.58

(0.03)		0.07	0.08		0.06	0.05	0.03

1.19		(2.65)	(0.81)		1.55	0.67	0.87

1.16		(2.58)	(0.73)		1.61	0.72	0.90

(0.01)		(0.08)	(0.06)		(0.05)	(0.05)	(0.03)
—		—	(1.36)		(0.28)	—	—

(0.01)		(0.08)	(1.42)		(0.33)	(0.05)	(0.03)

—		0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)

$9.74		$8.59	$11.25		$13.40	$12.12	$11.45

13.54%		(22.99)%	(6.26)%		13.54%	6.34%	8.49%

$8,529		$8,423	$15,070		$17,622	$17,667	$18,443

2.95	%(f)	2.65%	2.47%		2.28%	2.26%	2.22%

(0.56	)%(f)	0.80%	0.61%		0.44%	0.38%	0.28%
45	%(e)	87%	104	%(e)	52%	55%	75%

2.95	%(f)	2.65%	2.47%		2.28%	2.26%	2.22%

See Notes to Financial Statements.

33

Munder Asset Allocation Fund — Balanced(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	K Shares
	Period Ended		Year	Year		Year	Year	Year
	12/31/09(b)		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)		6/30/07(b)	6/30/06(b)	6/30/05(b)

Net asset value, beginning of period	$8.59		$11.25	$13.41		$12.12	$11.45	$10.58

Income/(loss) from investment operations:
Net investment income	0.01		0.14	0.17		0.15	0.14	0.11
Net realized and unrealized gain/(loss) on investments	1.19		(2.66)	(0.81)		1.57	0.67	0.87

Total from investment operations	1.20		(2.52)	(0.64)		1.72	0.81	0.98

Less distributions:
Dividends from net investment income	(0.02)		(0.14)	(0.16)		(0.15)	(0.14)	(0.11)
Distributions from net realized gains	—		—	(1.36)		(0.28)	—	—

Total distributions	(0.02)		(0.14)	(1.52)		(0.43)	(0.14)	(0.11)

Short-term trading fees	—		0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$9.77		$8.59	$11.25		$13.41	$12.12	$11.45

Total return(d)	13.96%		(22.48)%	(5.53)%		14.48%	7.13%	9.29%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,916		$6,029	$9,218		$10,875	$11,340	$11,153
Ratio of operating expenses to average net assets	2.20	%(f)	1.89%	1.72%		1.53%	1.51%	1.47%
Ratio of net investment income to average net assets	0.19	%(f)	1.56%	1.36%		1.18%	1.13%	1.02%
Portfolio turnover rate	45	%(e)	87%	104	%(e)	52%	55%	75%
Ratio of operating expenses to average net assets without expense reimbursements	2.20	%(f)	1.89%	1.72%		1.53%	1.51%	1.47%

(a)	Class K Shares of the Fund commenced operations on April 16, 1993.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	The portfolio turnover rate excluding mortgage dollar roll transactions was 40% and 103% for the period ended December 31, 2009 and year ended June 30, 2008, respectively. The Fund did not engage in mortgage dollar roll transactions during the years ended June 30, 2009, June 30, 2007, June 30, 2006 or June 30, 2005.

(f)	Annualized.

See Notes to Financial Statements.

34

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2009 (Unaudited)

1.	Organization

As of December 31, 2009, the Munder Funds consisted of 16 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MST II”). Information presented in these financial statements pertains only to the Munder Asset Allocation Fund-Balanced (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s investment objective is to provide an attractive investment return through a combination of long-term growth of capital and current income. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2009, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various

35

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts, if any, may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities, including derivative securities such as interest rate and credit default swap contracts, if any, are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Fixed income securities with remaining maturities of 60 days or less, if any, also may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guideline approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

36

Munder Asset Allocation Fund — Balanced
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009:

	Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$35,816,435
Level 2 — Other Significant Observable Inputs	15,715,820
Level 3 — Significant Unobservable Inputs	—	*

Total	$51,532,255

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector and industry.

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Common Stock —
Consumer Discretionary
Balance as of 6/30/2009	$—	*
Transfers in and/or out of Level 3	—
Net purchases/(sales)	—
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—

Balance as of 12/31/2009	$—	*

Net change in unrealized appreciation/(depreciation) from investments still held at end of period	$—

*	Level 3 valuation inputs were used to value certain securities held by the Fund at zero.

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include

37

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

foreign currency gains and losses between trade date and settlement date on investment securities, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains/(losses) from security transactions.

Foreign Currency Spot Contracts: The Fund is subject to foreign currency rate risk in the normal course of pursuing its investment objectives. The Fund may use foreign currency spot contracts in an effort to facilitate transactions in foreign securities or to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Foreign currency spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Mortgage Dollar Rolls: The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security with a counterparty and simultaneously enters into an agreement with the same counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Mortgage dollar rolls may be renewed by a new sale and repurchase with a cash settlement at each renewal without physical delivery of the securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches ultimate disposition. Income is generated as consideration for entering into these transactions and is included in income in the Fund’s Statement of Operations. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax

38

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities, if any, are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date. The Fund instructs the custodian to designate as collateral on the Fund’s books assets with a current value at least equal to the amount of its when-issued purchase commitments.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2009.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2006.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.65% of the value of its average daily net assets.

39

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2009, the Advisor earned $44,246 before payment of sub-administration fees and $27,334 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2009, the Fund paid an annual effective rate of 0.1683% for administrative services.

Each Trustee of MST and MST II is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2009, no officer, director or employee of the Advisor, or any of its affiliates received any compensation from MST or MST II.

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) with respect to all classes of shares, except Class Y Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares, provides for payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively,

40

Munder Asset Allocation Fund — Balanced
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates payable under the Plan for each class during its applicable period of operations, as a percentage of average daily net assets, were as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments, U.S. government securities and mortgage dollar rolls were $16,656,413 and $22,189,320, respectively, for the period ended December 31, 2009. For the period ended December 31, 2009, cost of purchases and proceeds from sales of U.S. government securities, excluding short-term investments were $3,230,696 and $2,555,193 respectively. Cost of purchases and sales of mortgage dollar rolls were $2,619,109 and $2,104,949, respectively.

At December 31, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $7,399,598 aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $841,005 and net appreciation for financial reporting purposes was $6,558,593. At December 31, 2009, aggregate cost for financial reporting purposes was $44,973,662.

6.	Revolving Line of Credit

Effective December 9, 2009, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes an annual commitment fee equal to

41

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

0.15% per annum through December 8, 2010 on the daily amount of the unused commitment. Prior to December 9, 2009, borrowings under the line were limited to the lesser of $75,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest was payable on outstanding borrowings at the higher of (a) the federal funds rate plus 0.50% or (b) the overnight LIBOR rate plus 0.50%, and the annual commitment fee was equal to 0.11% per annum on the daily amount of the unused commitment. During the period ended December 31, 2009, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2009, total commitment fees for the Fund were $422.

7.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2009, permanent differences resulting primarily from foreign currency gains and losses, passive foreign investment company gains and losses, premium amortization, partnership adjustments and mortgage dollar roll adjustments were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net	Accumulated Net
Investment Income	Realized Loss

$(16,613)	$16,613

42

Munder Asset Allocation Fund — Balanced
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

The tax character of dividends and distributions paid to shareholders during the year ended June 30, 2009 was as follows:

	Ordinary	Long-Term
	Income	Capital Gains	Total

June 30, 2009	$965,492	$—	$965,492
June 30, 2008	3,674,867	10,884,300	14,559,167

At June 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed	Post	Capital
Ordinary	October	Loss	Unrealized
Income	Loss	Carryover	Depreciation	Total

$69,915	$(12,171,889)	(4,750,291)	$(582,915)	$(17,435,180)

The differences between book and tax distributable earnings were primarily due to wash sales, premium amortization accruals, deferred Trustees’ fees and passive foreign investment company unreversed inclusions.

As determined at June 30, 2009, the Fund had available for Federal income tax purposes $4,750,291 of unused capital losses, which expire in 2017.

Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2008 and June 30, 2009 of $12,171,889.

9.	Subsequent Events

Management has reviewed subsequent events through February 18, 2010, the date for which these financial statements were issued, and determined that no events have occurred that require disclosure.

10.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three

43

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

11.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

44

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

James V. FitzGerald, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PNC Global Investment Servicing
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNBLNC1209

SEMI-ANNUAL REPORT
December 31, 2009

Munder Bond Fund
Class Y, A, B, C & K Shares
Munder Tax-Free Short &
Intermediate Bond Fund
Class Y, A, B, C & K Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR SHAREHOLDER:

The stock market rally that began in March of 2009 continued through the last half of the calendar year. As a result, most broad stock market indices posted double-digit returns for the six months ended December 31, 2009 and for the year as a whole. This was a welcome relief from the grim double-digit declines that characterized 2008.

For the six months ended December 31, 2009, the broad stock market, measured by the S&P 500® Index, had a return of 22.59%, the result of a 15.61% return in the third quarter and a 6.04% return in the fourth quarter of 2009. Mid-capitalization stocks, measured by the S&P MidCap 400® Index, were the sweet spot of the market and posted a return of 26.65%, besting both the larger-cap S&P 500® Index and the small-cap S&P SmallCap 600® Index. While growth and value stocks had relatively similar returns in the large-cap segment of the market, value stocks had stronger performance in both the small-cap and mid-cap segments.

In the international equity markets, measured by the MSCI EAFE Index (net dividends), a similar rally was evident during 2009. The Index, which reflects the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 22.07% return for the six-month period.

The fixed income markets also had positive returns for the six months ended December 31, 2009, with the Barclays Capital U.S. Aggregate Bond Index, a commonly followed benchmark representing the broad fixed income market, posting a 3.96% return. All segments of the index posted positive returns for the six-month period. With investors’ growing willingness to assume some risk, the U.S. Treasury segment had the weakest performance, while the corporate and asset-backed segments generated the strongest returns. The 6.10% return for the Barclays Capital Municipal Bond Index, a broad measure of the performance of the municipal bond market, evidenced a similar phenomenon. Higher quality municipal bonds underperformed their lower quality counterparts.

In both our equity and fixed income investing, we continue to focus on high quality securities with strong, long-term fundamentals. While this approach may not be in favor every quarter or even every year, we believe that it is the means to competitive returns over the longer term.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munderfunds.com. Thank you for your confidence in the Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

James V. FitzGerald
President and Principal Executive Officer, The Munder Funds
President and Chief Operating Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Examples

Portfolios of Investments:
1	Munder Bond Fund
11	Munder Tax-Free Short & Intermediate Bond Fund
18	Statements of Assets and Liabilities
20	Statements of Operations
21	Statements of Changes in Net Assets
24	Statements of Changes in Net Assets — Capital Stock Activity
28	Financial Highlights
39	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Funds’ investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about each investment company can be found in each Fund’s prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munderfunds.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munderfunds.com.

Bond Funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates. A significant portion of the Bond Fund is invested in mortgage-backed securities, which are subject to higher prepayment risk than corporate bonds and notes, particularly in periods of declining interest rates. The Bond Fund also invests in Yankee securities (i.e., dollar-denominated securities of foreign issuers), which involve additional risks due to foreign economic and political conditions, and differences in financial reporting standards. A portion of the Tax-Free Short & Intermediate Bond Fund’s income may be subject to state, local and/or federal alternative minimum taxes.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2009. The following pie charts illustrate the investment allocation of the Bond Fund and the maturity allocation of the Tax-Free Short & Intermediate Bond Fund. Complete lists of holdings as of December 31, 2009 are contained in the Portfolios of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munderfunds.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

MUNDER BOND FUND

 INVESTMENT ALLOCATION

ii

MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND

 MATURITY ALLOCATION*

*	For all municipal securities, maturity allocation is based on stated final maturity, except in the case of pre-refunded bonds, which use the pre-refunded date. No specific maturity is assigned to investment company securities.

The performance data contained in the following commentary is based on Class Y Shares of the applicable Fund for the six months ended December 31, 2009. Performance of the other classes of shares will differ. The returns for each Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Munder Bond Fund

During the six months ended December 31, 2009, the Munder Bond Fund earned a return of 7.28%, significantly outperforming the 3.96% return of its Barclays Capital U.S. Aggregate Bond Index benchmark, and performing in line with the 7.29% median return for the Lipper universe of corporate debt A-rated funds.

Sector weightings had the largest positive impact on the Fund’s relative performance, adding just under three percentage points to the Fund’s return versus its benchmark. This was largely due to an overweight in corporate bonds and notes within the financials sector and overweights in both asset-backed securities and commercial mortgage-backed securities.

Issue selection also helped to boost the Fund’s relative performance. The positive effect of issue selection among financial and industrial corporate bonds and notes, as well as U.S. government agency obligations, more than offset weaker selection among commercial mortgage-backed securities.

iii

Munder Tax-Free Short & Intermediate Bond Fund

Reflecting the positive environment for municipal bond investors during the six months ended December 31, 2009, the Fund earned a 2.92% return. The Fund’s return trailed the 3.32% return of its blended 50% Barclays Capital Municipal Managed Money Short Term Index/50% Barclays Capital Municipal Managed Money Short/Intermediate Term Index benchmark, but outperformed the 2.80% median return of the Lipper universe of short/intermediate municipal debt funds.

The primary reason for the lagging performance of the Fund compared to its blended benchmark was its overweight in pre-refunded securities. In an environment in which investors had developed a greater appetite for risk, these high quality securities lagged the other segments of the municipal market. In contrast, there was a slight positive impact on the Fund’s relative performance from its barbelled maturity structure, with the targeted maturity reached through a combination of shorter-term and longer-term securities. During the six months ended December 31, 2009, the positive impact of an overweight in securities with maturities greater than ten years more than offset the negative impact of an overweight in securities with maturities of less than one year.

In the management of the Fund, we continued to focus on preservation of capital through the holding of high quality securities and the maximization of after-tax income.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Barclays Capital U.S. Aggregate Bond Index measures the performance of the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market, which includes Treasuries (i.e., public obligations of the U.S. Treasury), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), corporate debt obligations, mortgage-backed securities (i.e., agency fixed-rate and hybrid adjustable rate mortgage (ARM) pass-through securities), asset-backed securities and commercial mortgage-backed securities. The Barclays Capital Municipal Managed Money Short Term and Short/Intermediate Indexes are rules-based, market-valued-weighted indexes that include fixed-rate, tax-exempt municipal bonds with at least $7 million outstanding, other than alternative minimum tax bonds and airline, hospital, housing, and tobacco bonds, which have maturities between one and five years or one and ten years, respectively, and which were issued within the last five years in transactions of at least $75 million, are rated at least Aa3/AA- or higher and have at least one year until maturity. The Barclays Capital Municipal Index is a rules-based, market-value-weighted index that includes fixed-rate, tax-exempt municipal bonds with at least $7 million outstanding, which were issued in transactions of at least $75 million, are rated at least Baa3/BBB- or higher and have at least one year until maturity. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ.

iv

Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of corporate debt A-rated funds and the Lipper universe of short/intermediate municipal debt funds each represent the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund against which it is compared. You cannot invest directly in a Lipper universe.

v

Shareholder Fee Examples (Unaudited)

Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses

The sections of the tables below entitled “Actual” provide information about actual account values and actual expenses for each class of each Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the Fund and class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Examples for Comparison Purposes

The sections of the tables below entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of either Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in each Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Please note that the expenses shown in the tables for the Funds and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

Munder Bond Fund

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/09	12/31/09	7/1/09-12/31/09	Ratio

Actual
Class Y	$1,000.00	$1,072.82	$2.09	0.40%
Class A	$1,000.00	$1,071.62	$3.39	0.65%
Class B	$1,000.00	$1,067.53	$7.30	1.40%
Class C	$1,000.00	$1,067.07	$7.29	1.40%
Class K	$1,000.00	$1,071.53	$3.39	0.65%
Hypothetical
Class Y	$1,000.00	$1,023.19	$2.04	0.40%
Class A	$1,000.00	$1,021.93	$3.31	0.65%
Class B	$1,000.00	$1,018.15	$7.12	1.40%
Class C	$1,000.00	$1,018.15	$7.12	1.40%
Class K	$1,000.00	$1,021.93	$3.31	0.65%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

Munder Tax-Free Short & Intermediate Bond Fund

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/09	12/31/09	7/1/09-12/31/09	Ratio

Actual
Class Y	$1,000.00	$1,029.25	$2.05	0.40%
Class A	$1,000.00	$1,026.99	$3.32	0.65%
Class B	$1,000.00	$1,023.10	$7.14	1.40%
Class C	$1,000.00	$1,022.90	$7.14	1.40%
Class K	$1,000.00	$1,026.99	$3.32	0.65%
Hypothetical
Class Y	$1,000.00	$1,023.19	$2.04	0.40%
Class A	$1,000.00	$1,021.93	$3.31	0.65%
Class B	$1,000.00	$1,018.15	$7.12	1.40%
Class C	$1,000.00	$1,018.15	$7.12	1.40%
Class K	$1,000.00	$1,021.93	$3.31	0.65%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

viii

Munder Bond Fund

Portfolio of Investments, December 31, 2009 (Unaudited)

Principal
Amount		Value(a)

ASSET-BACKED SECURITIES — 13.2%
Auto Loans — 7.4%
$250,000	AmeriCredit Automobile Receivables Trust, Series 2009-1, Class C, 14.550% due 01/15/2016	$307,384
	CarMax Auto Owner Trust:
1,295,000	Series 2009-1, Class A3, 4.120% due 03/15/2013	1,342,032
850,000	Series 2009-2, Class B, 4.650% due 08/17/2015	840,061
3,750,000	Daimler Chrysler Auto Trust, Series 2007-A, Class A4, 5.280% due 03/08/2013	3,919,165
	Ford Credit Auto Owner Trust:
2,235,000	Series 2007-A, Class C, 5.800% due 02/15/2013 (d)	2,363,085
1,467,000	Series 2007-B, Class B, 5.690% due 11/15/2012	1,556,357
	Wachovia Auto Loan Owner Trust 2006-1:
738,986	Series 2006-1, Class A4, 144A, 5.080% due 04/20/2012 (g),(h),(i)	747,687
1,250,000	Series 2007-1, Class C, 5.450% due 10/22/2012	1,275,289

		12,351,060

Credit Card — 3.7%
	Capital One Multi-Asset Execution Trust:
600,000	Series 2006-C1, Class C, 0.523% due 03/17/2014 (e)	573,224
3,000,000	Series 2007-C3, Class C3, 0.523% due 04/15/2013 (e)	2,968,974
2,050,000	Series 2008-A3, Class A3, 5.050% due 02/15/2016	2,200,065
500,000	Citibank Credit Card Issuance Trust, Series 2006-C4, Class C4, 0.455% due 01/09/2012 (e)	499,876

		6,242,139

Home Equity Loans — 1.0%
28,801	Contimortgage Home Equity Trust, Series 1997-2, Pass thru Certificate, Class A9, 7.090% due 04/15/2028	27,298

See Notes to Financial Statements.

Munder Bond Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Principal
Amount		Value(a)

ASSET-BACKED SECURITIES (Continued)
Home Equity Loans (Continued)
$279,267	Countrywide Asset-Backed Certificates, Series 2003-BC6, Class M5, 3.531% due 04/25/2033 (e)	$55,578
38,071	FHLMC Structured Pass Through Securities, Series T-7, Class A6, 7.030% due 08/25/2028 (c),(e),(f)	38,071
410,000	Morgan Stanley ABS Capital I, 2005-HE2, M-2, 0.671% due 01/25/2035 (e)	201,871
150,000	Park Place Securities Inc, Series 2005-WCH1, Class M2, 0.751% due 01/25/2036 (e)	114,128
3,177,000	Structured Asset Investment Loan Trust, Series 2005-6, Class M1, 0.711% due 07/25/2035 (d),(e)	1,160,764
250,213	Wachovia Asset Securitization Inc, Series 2003-HE1 Trust, Series A1, 0.521% due 03/26/2033 (e)	153,546

		1,751,256

Time Share Receivables — 0.9%
	Marriott Vacation Club Owner Trust:
1,332,284	Series 2004-2A, Class A, 144A, 4.192% due 10/20/2026 (g),(h),(i)	1,274,178
222,047	Series 2004-2A, Class B, 144A, 4.341% due 10/20/2026 (g),(h),(i)	187,408

		1,461,586

Other — 0.2%
1,508,759	ELM BV, 144A, YNK, 16.253% due 06/20/2013 (c),(e),(f),(g),(h),(j)	341,583

Industrials — 0.0%#
32,132	CNH Equipment Trust, Series 2009-B, Class A2, 2.400% due 05/16/2011	32,154

TOTAL ASSET-BACKED SECURITIES
(Cost $24,699,485)		22,179,778

See Notes to Financial Statements.

Principal
Amount		Value(a)

CORPORATE BONDS AND NOTES — 27.9%
Electric Utilities — 0.3%
$500,000	Exelon Corp, 4.900% due 06/15/2015	$515,800

Financials — 17.5%
1,325,000	ACE INA Holdings Inc, 5.900% due 06/15/2019	1,425,479
1,975,000	Bank of America Corp, 7.625% due 06/01/2019	2,284,773
1,900,000	Barclays Bank PLC, 6.750% due 05/22/2019	2,119,321
560,000	Cincinnati Financial Corp, 6.125% due 11/01/2034	494,376
1,000,000	Citigroup Inc, MTN, 5.500% due 10/15/2014	1,012,531
2,195,000	Corp Andina de Fomento, 8.125% due 06/04/2019	2,536,283
310,000	General Electric Capital Corp, Series A, MTN, 6.875% due 01/10/2039	320,132
750,000	Goldman Sachs Group Inc/The, 6.150% due 04/01/2018	802,874
4,420,000	Landesbank Baden-Wuerttemberg/New York, MTN, 6.350% due 04/01/2012 (d)	4,738,138
1,000,000	MetLife Inc, Series A, 6.817% due 08/15/2018	1,113,757
1,750,000	Morgan Stanley, MTN, 6.000% due 04/28/2015	1,864,138
1,750,000	National Rural Utilities Cooperative Finance Corp, 10.375% due 11/01/2018	2,318,883
2,405,000	PNC Funding Corp, 5.625% due 02/01/2017	2,383,172
1,750,000	Sovereign Bank, 2.071% due 04/01/2014 (d),(e)	1,674,843
2,000,000	StanCorp Financial Group Inc, 6.900% due 05/29/2067 (becomes variable June 2017)	1,510,578

See Notes to Financial Statements.

Munder Bond Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Principal
Amount		Value(a)

CORPORATE BONDS AND NOTES (Continued)
Financials (Continued)
$1,000,000	UBS Preferred Funding Trust II, 7.247% due 06/29/2049 (becomes variable June 2011)	$883,142
530,000	USB Capital XIII Trust, 6.625% due 12/15/2039	538,660
820,000	Wachovia Corp, MTN, 5.750% due 02/01/2018	855,726
525,000	Wells Fargo Bank NA, 4.750% due 02/09/2015	535,339

		29,412,145

Industrial Conglomerates — 1.5%
1,275,000	Anadarko Petroleum Corp, 7.950% due 06/15/2039	1,577,204
925,000	Boston Scientific Corp, 6.000% due 01/15/2020	945,144

		2,522,348

Industrials — 8.2%
620,000	Amkor Technology Inc, 7.750% due 05/15/2013	630,075
2,000,000	AT&T Inc, 5.500% due 02/01/2018	2,086,832
815,000	Barrick North America Finance LLC, 6.800% due 09/15/2018	909,259
1,547,000	Coca-Cola Enterprises Inc, 8.500% due 02/01/2022	1,985,754
120,000	Freeport-McMoRan Copper & Gold Inc, 8.250% due 04/01/2015	130,800
780,000	Hewlett-Packard Co, 6.125% due 03/01/2014	871,562
420,000	Kansas City Southern Railway, 8.000% due 06/01/2015	435,225
2,010,000	Kroger Co/The, 6.800% due 04/01/2011	2,134,397
200,000	Levi Strauss & Co, 9.750% due 01/15/2015	210,000
1,250,000	Motors Liquidation Co, 7.200% due 01/15/2011 (k)	337,500

See Notes to Financial Statements.

Principal
Amount		Value(a)

Industrials (Continued)
$1,700,000	Time Warner Cable Inc, 6.750% due 06/15/2039	$1,780,418
1,125,000	Waste Management Inc, 6.375% due 03/11/2015	1,246,650
1,000,000	Westlake Chemical Corp, 6.625% due 01/15/2016	956,250

		13,714,722

Utilities — 0.4%
600,000	Ameren Energy Generating Co, Series F, 7.950% due 06/01/2032	619,672

TOTAL CORPORATE BONDS AND NOTES
(Cost $46,309,710)		46,784,687

MORTGAGE-BACKED SECURITIES — 42.2%
Collateralized Mortgage Obligations (CMO) – Agency — 0.3%
	Fannie Mae REMICS:
191,557	Series 1990-5, Class J, 8.200% due 01/25/2020	215,319
129,787	Series 2003-63, Class GU, 4.000% due 07/25/2033	133,351
35,574	Freddie Mac REMICS, Series 1603, Class J, 6.500% due 07/15/2023	35,622

		384,292

Collateralized Mortgage Obligations (CMO) – Non Agency — 0.5%
185,596	JP Morgan Mortgage Trust, Series 2005-A3, Class 6A1, 4.862% due 06/25/2035 (e)	177,207
723,958	MASTR Alternative Loans Trust, Series 2004-10, Class 3A1, 5.000% due 09/25/2019	684,140

		861,347

Commercial Mortgage-Backed Securities — 9.0%
3,162,311	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR5, Class A2, 4.254% due 07/11/2042 (d)	3,176,259

See Notes to Financial Statements.

Munder Bond Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Principal
Amount		Value(a)

MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage-Backed Securities (Continued)
$746,316	Credit Suisse First Boston Mortgage Securities Corp, Series 2000-C1, Class A2, 7.545% due 04/15/2062 (d)	$752,811
2,000,000	GE Capital Commercial Mortgage Corp, Series 2003-C2, Class A4, 5.145% due 07/10/2037 (d)	2,061,560
1,000,000	JP Morgan Commercial Mortgage Finance Corp, Series 2000-C10, Class B, 7.541% due 08/15/2032 (e)	1,003,258
2,000,000	LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A5, 4.853% due 09/15/2031	2,059,119
3,000,000	Morgan Stanley Capital I, Series 2004-HQ4, Class A-6, 4.830% due 04/14/2040 (d)	2,933,472
2,990,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class APB1, 5.645% due 05/15/2043 (d),(e)	3,110,404

		15,096,883

Mortgage Pass-Through Securities — 32.4%
	Fannie Mae:
7,400,000	5.000% due 01/25/2039 (l),(m)	7,593,096
6,800,000	6.000% due 01/25/2039 (l),(m)	7,201,622
1,500,000	6.500% due 01/25/2039 (l),(m)	1,606,407
	Fannie Mae Pool:
98,129	#070225, 7.500% due 08/01/2018	107,309
8,061	#081585, 11.500% due 07/01/2012	8,125
163,886	#100081, 11.500% due 08/20/2016	181,656
236,996	#250550, 6.500% due 05/01/2026	256,252
219,342	#251518, 6.000% due 02/01/2013	234,759
258,194	#251760, 6.000% due 06/01/2013	277,027
223,094	#254186, 5.500% due 01/01/2012	228,843
244,223	#254664, 5.500% due 02/01/2013	252,948
2,013,064	#257043, 6.000% due 01/01/2038 (d)	2,135,421
52,096	#257077, 5.500% due 02/01/2023	55,204
80,580	#303105, 11.000% due 11/01/2020	92,089
74,523	#490365, 3.097% due 12/01/2028 (e)	76,736
332,428	#725495, 4.842% due 02/01/2034 (e)	341,445

See Notes to Financial Statements.

Principal
Amount		Value(a)

Mortgage Pass-Through Securities (Continued)
	Fannie Mae Pool (Continued)
$2,546,379	#726182, 5.000% due 07/01/2033 (d)	$2,623,699
1,408,167	#735060, 6.000% due 11/01/2034 (d)	1,501,898
975,980	#745275, 5.000% due 02/01/2036 (d)	1,003,481
426,803	#767413, 5.500% due 01/01/2034	448,588
921,613	#776836, 6.500% due 08/01/2034 (d)	992,174
2,798,371	#780620, 5.500% due 05/01/2034 (d)	2,941,204
368,941	#788520, 5.500% due 07/01/2034	387,773
318,336	#788908, 6.000% due 08/01/2034	339,525
404,532	#790362, 3.192% due 08/01/2034 (e)	414,264
876,124	#888029, 6.000% due 12/01/2036	930,608
336,657	#906281, 5.443% due 01/01/2037 (e)	354,753
548,768	#928206, 6.000% due 04/01/2037 (d)	582,123
1,413,382	#938199, 6.500% due 07/01/2037 (d)	1,515,190
419,228	#956918, 5.500% due 11/01/2037	439,316
7,918,168	#963774, 5.500% due 06/01/2038	8,297,581
2,810,234	#964258, 5.000% due 07/01/2023	2,939,956
122,371	#964571, 5.500% due 07/01/2023	129,550
1,294,242	#965712, 5.500% due 01/01/2023	1,371,449
491,590	#995597, 5.500% due 03/01/2024	520,916
1,475,846	#AA4534, 4.500% due 04/01/2024	1,519,828
	Freddie Mac Gold Pool:
18,810	#A00813, 9.000% due 10/01/2020	21,030
76,794	#A01048, 8.500% due 02/01/2020	84,673
1,827,938	#A63820, 6.000% due 08/01/2037 (d)	1,941,613
573,222	#C01501, 5.500% due 03/01/2033 (d)	603,197
85,144	#C30261, 7.500% due 08/01/2029	95,766
32,657	#F70013, 7.000% due 12/01/2011	34,069
62,979	#G00479, 9.000% due 04/01/2025	72,576
352,593	Freddie Mac Non Gold Pool, #1B2506, 5.142% due 01/01/2036 (e)	368,779
	Ginnie Mae I Pool:
134,573	#627907, 5.000% due 02/15/2034	139,320
66,113	#780077, 8.000% due 03/15/2025	75,866
46,948	#780584, 7.000% due 06/15/2027	52,113
894,501	#781008, 6.000% due 03/15/2029	954,766

		54,346,583

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $68,438,972)		70,689,105

See Notes to Financial Statements.

Munder Bond Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Principal
Amount		Value(a)

MUNICIPAL BONDS AND NOTES — 0.6%
(Cost $947,288)
Municipal — 0.6%
$1,000,000	City of New York NY, GO, 5.676% due 10/01/2034	$917,690

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.6%
Government Sponsored Enterprises (GSE) — 3.6%
3,685,000	Federal Home Loan Mortgage Corp, 4.875% due 06/13/2018	3,941,683
700,000	Federal National Mortgage Association, 5.375% due 06/12/2017	776,132
1,260,000	JPMorgan Chase & Co, FDIC Guaranteed, 3.125% due 12/01/2011	1,304,077

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $5,705,451)		6,021,892

U.S. TREASURY OBLIGATIONS — 7.5%
U.S. Treasury Bonds — 0.5%
600,000	6.500% due 11/15/2026	739,593

U.S. Treasury Notes — 7.0%
3,170,000	2.125% due 11/30/2014	3,094,966
3,000,000	2.375% due 03/31/2016	2,870,157
6,045,000	3.375% due 11/15/2019	5,814,565

		11,779,688

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $12,936,549)		12,519,281

Shares

INVESTMENT COMPANY SECURITY — 12.6%
(Cost $21,190,330)
21,190,330	State Street Institutional Liquid Reserves Fund (b)	21,190,330

TOTAL INVESTMENTS
(Cost $180,227,785)	107.6%	180,302,763
OTHER ASSETS AND LIABILITIES (Net)	(7.6)	(12,688,399)

NET ASSETS	100.0%	$167,614,364

#	Amount represents less than 0.05% of net assets.

(a)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 2 inputs established by Topic 820 (See Notes to Financial Statements, Note 2).

See Notes to Financial Statements.

(b)	Security value was determined based on Level 1 inputs established by Topic 820 (see Notes to Financial Statements, Note 2).

(c)	Security value was determined based on Level 3 inputs established by Topic 820 (see Notes to Financial Statements, Note 2).

(d)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts and/or securities purchased on a when-issued or delayed delivery babsis.

(e)	Variable rate security. The interest rate shown reflects the rate in effect as of December 31, 2009.

(f)	Security valued at fair value as of December 31, 2009, in accordance with guidelines approved by the Board of Trustees (see Notes to Financial Statements, Note 2). At December 31, 2009, these securities represent $379,654, 0.2% of net assets.

(g)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(h)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(i)	Security subject to restrictions on resale that has been deemed by the Advisor, Munder Capital Management, to be liquid.

(j)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At December 31, 2009, securities subject to restrictions on resale that have not been deemed to be liquid represent $341,583, 0.2% of net assets.

	Acquisition
Security	Date	Cost

ELM BV, 144A, YNK, 16.253% due 06/20/2013	06/13/2006	$1,508,759

(k)	Issuer in default with respect to the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:

	Principal	Acquisition	Market
Security	Amount	Cost	Value

Motors Liquidation Co, 7.200% due 01/15/2011	$1,250,000	$1,240,227	$337,500

(l)	Security purchased on a when-issued or delayed delivery basis and may be settled after the customary settlement period.

(m)	Security subject to mortgage dollar roll transaction.

ABBREVIATIONS:
FDIC	— Federal Deposit Insurance Corporation
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation Bond
MTN	— Medium Term Note
REMIC	— Real Estate Mortgage Investment Conduit
YNK	— Yankee Security

See Notes to Financial Statements.

[This Page Intentionally Left Blank]

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2009 (Unaudited)

Principal
Amount		Value(a)

MUNICIPAL BONDS AND NOTES — 95.4%
Alabama — 2.9%
$2,000,000	County of Jefferson AL, Sewer Revenue, (FGIC Insured), 5.125% due 02/01/2042 Pre-refunded 08/01/2012	$2,184,180

Arizona — 8.5%
300,000	Arizona School Facilities Board, Series B, (FSA Insured), 5.250% due 09/01/2018 Pre-refunded 09/01/2014	351,108
1,650,000	Maricopa County Unified School District No 69-Paradise Valley, (MBIA Insured), 5.000% due 07/01/2012	1,797,592
1,000,000	Mesa AZ, Utility System Revenue, (FGIC Insured), 5.000% due 07/01/2019 Pre-refunded 07/01/2011	1,066,080
1,800,000	Phoenix Civic Improvement Corp, Refunding, (FGIC Insured), 5.000% due 07/01/2012	1,955,484
1,115,000	Town of Gilbert AZ, Refunding, (FGIC Insured), 5.750% due 07/01/2012	1,245,600

		6,415,864

California — 9.8%
2,000,000	Golden State Tobacco Securitization Corp, Series B, (TCR, FGIC Insured), 5.625% due 06/01/2038 Pre-refunded 06/01/2013	2,273,380
2,500,000	San Joaquin Hills Transportation Corridor Agency, Toll Road Revenue, ETM, 3.250% due 01/01/2014 (c)	2,340,575
2,000,000	San Jose Evergreen Community College District, Series D, GO, (MBIA Insured), 5.000% due 09/01/2024 Pre-refunded 09/01/2013	2,283,900
475,000	State of California, GO, 5.000% due 08/01/2022	477,275

		7,375,130

See Notes to Financial Statements.

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Principal
Amount		Value(a)

MUNICIPAL BONDS AND NOTES (Continued)
Florida — 2.9%
$1,000,000	County of Broward FL, Series B, Refunding, GO, 5.000% due 01/01/2021	$1,122,240
1,000,000	Fort Lauderdale FL, Water & Sewer Revenue, (MBIA Insured), 4.000% due 03/01/2013	1,074,450

		2,196,690

Georgia — 4.7%
1,000,000	Fulton County School District, GO, Refunding, 5.250% due 01/01/2013	1,118,130
	State of Georgia, GO:
1,090,000	Series B, 5.500% due 07/01/2012	1,216,996
1,045,000	Series C, 6.250% due 08/01/2013	1,232,452

		3,567,578

Hawaii — 4.7%
	County of Kauai HI Series A, GO (MBIA Insured):
180,000	4.375% due 08/01/2010 ETM	184,212
1,215,000	4.375% due 08/01/2010	1,238,996
1,875,000	State of Hawaii, Series DB, GO, Refunding, (MBIA Insured), 5.250% due 09/01/2013	2,133,300

		3,556,508

Illinois — 4.4%
1,000,000	City of Chicago IL, Series A, GO, (FSA Insured), 5.000% due 01/01/2024	1,057,670
500,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, (FGIC Insured), 5.500% due 12/15/2024	506,160
500,000	Regional Transportation Authority, Refunding, (FGIC Insured), 6.000% due 06/01/2015	583,240
1,000,000	State of Illinois, GO, (FSA Insured), 5.500% due 05/01/2015	1,143,700

		3,290,770

Maryland — 4.7%
1,000,000	County of Montgomery MD, GO, Refunding, 5.250% due 10/01/2010	1,036,740

See Notes to Financial Statements.

Principal
Amount		Value(a)

Maryland (Continued)
$1,000,000	State Department of Transportation County MD, Revenue, 5.500% due 02/01/2017	$1,182,610
1,250,000	State of Maryland, Series C, GO 4.000% due 11/01/2019	1,353,375

		3,572,725

Massachusetts — 1.5%
1,000,000	Massachusetts Bay Transportation Authority, Series A, 4.750% due 07/01/2034 Pre-refunded 07/01/2015	1,150,060

Michigan — 4.9%
1,350,000	Ann Arbor School District, School Building & Site, GO, (Q-SBLF), 5.250% due 05/01/2016	1,485,945
425,000	Jenison Public Schools/MI, Refunding, (FGIC Insured), 5.250% due 05/01/2015	472,336
1,250,000	Michigan Municipal Bond Authority, State Clean Water Revolving Fund, 5.000% due 10/01/2023	1,362,775
400,000	Michigan State Hospital Finance Authority/MI, Saint John Hospital & Medical Center, Series A, (AMBAC Insured), ETM, 6.000% due 05/15/2010	408,068

		3,729,124

Minnesota — 2.9%
2,175,000	Metropolitan Council-St Paul Metropolitan Area, Series B, GO, 4.100% due 02/01/2011 Pre-refunded 02/01/2010	2,180,873

Nebraska — 1.4%
1,000,000	City of Omaha NE, GO, 4.500% due 12/01/2010	1,037,650

Nevada — 5.1%
1,500,000	County of Clark NV, Series A, GO, Refunding, (AMBAC Insured),
	5.000% due 12/01/2014	1,685,985

See Notes to Financial Statements.

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Principal
Amount		Value(a)

MUNICIPAL BONDS AND NOTES (Continued)
Nevada (Continued)
$2,000,000	Las Vegas Valley Water District, Series A, Refunding, (FGIC Insured), 5.000% due 06/01/2015	$2,204,380

		3,890,365

New Jersey — 1.5%
1,000,000	State of New Jersey, GO, 5.750% due 05/01/2012	1,108,870

New York — 3.0%
2,000,000	City of New York NY, Series D, (TCR, FGIC Insured), 5.000% due 08/01/2015	2,246,240

North Carolina — 0.9%
650,000	Town of Cary NC, GO, 5.000% due 03/01/2019 Pre-refunded 03/01/2011	697,925

Ohio — 6.4%
	City of Columbus OH:
1,000,000	Series A, GO, 5.000% due 07/01/2013	1,131,560
300,000	Series B, GO, Refunding, 5.000% due 06/15/2016	339,072
1,290,000	Loveland City School District, Refunding School Improvement, (FSA Insured), 5.000% due 12/01/2015	1,458,977
1,725,000	Ohio State Water Development Authority, Water Pollution Control, Series 2003, Refunding, 5.000% due 12/01/2012	1,920,339

		4,849,948

Pennsylvania — 1.5%
1,000,000	Montgomery County PA, GO, Series C, 5.000% due 12/15/2018	1,168,630

Rhode Island — 1.5%
1,000,000	Rhode Island State & Providence Plantations, Series A, (MBIA Insured), 5.000% due 02/01/2014	1,135,540

See Notes to Financial Statements.

Principal
Amount		Value(a)

Tennessee — 2.1%
$475,000	City of Johnson City TN, Water & Sewer, GO, Refunding, (FGIC Insured), 4.750% due 06/01/2013	$520,876
1,000,000	City of Knoxville TN, Waste Water System Revenue, 5.000% due 04/01/2022	1,099,710

		1,620,586

Texas — 9.9%
5,000	City of San Antonio TX, Electric & Gas Revenue, ETM,
	5.000% due 02/01/2012	5,442
2,000,000	City of Waco TX, GO, (MBIA Insured), 5.000% due 02/01/2014	2,235,840
1,000,000	County of Williamson TX, Pass-Through Toll, GO, 5.000% due 02/15/2020	1,116,920
625,000	Keller Independent School District/TX, 4.000% due 02/15/2012	663,337
2,000,000	Lancaster Independent School District/TX, GO, (FSA Insured), 5.750% due 02/15/2034 Pre-refunded 02/15/2014	2,347,000
1,000,000	Richardson Independent School District/TX, GO, (PSFG), 3.800% due 02/15/2012	1,062,370
95,000	State of Texas, Water Financial Assistance, Series C, GO, Refunding, 5.000% due 08/01/2018	95,237

		7,526,146

Utah — 1.5%
1,000,000	Box Elder County School District/UT, School Building-School Board Guaranty Program, GO, 5.000% due 07/15/2020	1,139,280

Washington — 2.9%
1,000,000	Benton County School District No 400 Richland/WA, GO, (FSA Insured), 5.000% due 12/01/2012	1,109,890
1,000,000	State of Washington, Motor Vehicle Fuel Tax, Series B, GO, (FGIC Insured), 5.000% due 07/01/2026	1,055,550

		2,165,440

See Notes to Financial Statements.

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Principal
Amount		Value(a)

MUNICIPAL BONDS AND NOTES (Continued)

Wisconsin — 5.8%
$1,400,000	Blackhawk Technical College District/WI, (AMBAC Insured), 4.000% due 04/01/2012	$1,490,706
1,360,000	Middleton-Cross Plains Area School District/WI, (FSA Insured), 5.000% due 04/01/2021	1,489,336
	State of Wisconsin:
1,000,000	Series 1, GO, Refunding, (MBIA Insured), 5.000% due 05/01/2018	1,094,530
250,000	Series 1, GO, Refunding, (MBIA Insured), 5.500% due 05/01/2015	291,330

		4,365,902

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $68,173,762)		72,172,024

Shares

INVESTMENT COMPANY SECURITY — 3.5%
(Cost $2,669,536)
2,669,536	CitiFunds Institutional Tax Free Reserves (b)	2,669,536

TOTAL INVESTMENTS
(Cost $70,843,298)	98.9%	74,841,560
OTHER ASSETS AND LIABILITIES (Net)	1.1	844,292

NET ASSETS	100.0%	$75,685,852

(a)	Unless otherwise indicated, the values of the securities of the Fund were determined based on Level 2 inputs established by Topic 820 (see Notes to Financial Statements, Note 2).

(b)	Security value was determined based on Level 1 inputs established by Topic 820 (see Notes to Financial Statements, Note 2).

(c)	Zero-coupon bond. Rate represents annualized yield at date of purchase.

See Notes to Financial Statements.

ABBREVIATIONS:
AMBAC	— American Municipal Bond Assurance Corporation
ETM	— Escrow to Maturity
FGIC	— Federal Guaranty Insurance Corporation
FSA	— Financial Security Assurance
GO	— General Obligation Bonds
MBIA	— Municipal Bond Investors Assurance
PSFG	— Permanent School Fund Guaranteed
Q-SBLF	— Qualified School Bond Loan Fund Credit Enhancement
TCR	— Transferable Custodial Receipt

At December 31, 2009, the sector diversification of the Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
General Obligation	54.7%	$41,354,106
Pre-Refunded/ETM	23.1	17,472,803
Revenue	12.8	9,684,768
Insured	4.8	3,660,347

TOTAL MUNICIPAL BONDS AND NOTES	95.4	72,172,024
INVESTMENT COMPANY SECURITY	3.5	2,669,536

TOTAL INVESTMENTS	98.9	74,841,560
OTHER ASSETS AND LIABILITIES (Net)	1.1	844,292

NET ASSETS	100.0%	$75,685,852

See Notes to Financial Statements.

Munder Fixed Income Funds

Statements of Assets and Liabilities, December 31, 2009 (Unaudited)

		Munder Tax-Free
	Munder	Short & Intermediate
	Bond Fund	Bond Fund
ASSETS:
Investments, at value (see accompanying schedule)	$180,302,763	$74,841,560
Interest receivable	994,612	999,560
Dividends receivable	3,162	295
Receivable from Advisor	54,069	35,576
Receivable for investment securities sold	11,110	—
Receivable for Fund shares sold	59,771	26,197
Deposits with brokers for futures contracts	313,683	—
Variation margin receivable on open futures contracts	3,025,502	—
Prepaid expenses and other assets	79,012	34,230

Total Assets	184,843,684	75,937,418

LIABILITIES:
Payable for when issued and forward delivery securities	16,632,027	—
Payable for Fund shares redeemed	187,454	17,982
Payable for deferred mortgage dollar rolls	20,634	—
Trustees’ fees and expenses payable	204,165	127,954
Investment advisory fees payable	58,136	25,631
Administration fees payable	21,407	10,485
Transfer agency/record keeping fees payable	17,850	10,410
Shareholder servicing fees payable — Class K Shares	13,234	6,990
Distribution and shareholder servicing fees payable — Class A, B and C Shares	11,870	12,624
Custody fees payable	6,796	3,767
Accrued expenses and other payables	55,747	35,723

Total Liabilities	17,229,320	251,566

NET ASSETS	$167,614,364	$75,685,852

Investments, at cost	$180,227,785	$70,843,298

See Notes to Financial Statements.

		Munder Tax-Free
	Munder	Short & Intermediate
	Bond Fund	Bond Fund
NET ASSETS consist of:
Undistributed net investment income	$515,021	$18,477
Accumulated net realized loss on investments sold	(22,646,733)	(9,033)
Net unrealized appreciation/(depreciation) of investments	(304,083)	3,998,262
Paid-in capital	190,050,159	71,678,146

	$167,614,364	$75,685,852

NET ASSETS:
Class Y Shares	$88,336,343	$7,128,562

Class A Shares	$18,709,136	$26,813,666

Class B Shares	$3,010,352	$781,428

Class C Shares	$6,038,005	$7,433,686

Class K Shares	$51,520,528	$33,528,510

SHARES OUTSTANDING:
Class Y Shares	9,523,391	677,939

Class A Shares	2,020,374	2,551,725

Class B Shares	325,089	74,500

Class C Shares	648,085	702,625

Class K Shares	5,555,765	3,191,241

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$9.28	$10.52

CLASS A SHARES:
Net asset value and redemption price per share	$9.26	$10.51

Maximum sales charge	4.00%	2.00%
Maximum offering price per share	$9.65	$10.72

CLASS B SHARES:
Net asset value and offering price per share*	$9.26	$10.49

CLASS C SHARES:
Net asset value and offering price per share*	$9.32	$10.58

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$9.27	$10.51

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

Munder Fixed Income Funds

Statements of Operations, For the Period Ended December 31, 2009 (Unaudited)

		Munder Tax-Free
	Munder	Short & Intermediate
	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest	$4,164,433	$1,319,233
Dividends	33,098	2,181
Mortgage dollar roll income	558,756	—

Total Investment Income	4,756,287	1,321,414

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	24,109	27,469
Class B Shares	15,988	3,863
Class C Shares	30,708	34,251
Shareholder servicing fees:
Class K Shares	86,089	48,767
Investment advisory fees	381,095	149,351
Administration fees	139,288	61,160
Transfer agency/record keeping fees	75,495	33,588
Trustees’ fees and expenses	53,145	40,860
Custody fees	31,148	17,961
Registration and filing fees	26,351	22,090
Legal and audit fees	24,724	23,764
Other	32,401	26,324

Total Expenses	920,541	489,448
Expenses reimbursed by Advisor	(382,570)	(225,747)

Net Expenses	537,971	263,701

NET INVESTMENT INCOME	4,218,316	1,057,713

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from:
Security transactions	420,211	177,218
Futures contracts	476,379	—
Net change in unrealized appreciation/(depreciation) of:
Securities	9,369,313	712,976
Futures contracts	(488,750)	—

Net realized and unrealized gain on investments	9,777,153	890,194

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,995,469	$1,947,907

See Notes to Financial Statements.

Munder Bond Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009

Net investment income	$4,218,316	$12,730,402
Net realized gain/(loss) from security transactions, futures contracts and credit default swap contracts	896,590	(9,152,316)
Net change in net unrealized appreciation/(depreciation) of securities, futures contracts and credit default swap contracts	8,880,563	(3,455,522)

Net increase in net assets resulting from operations	13,995,469	122,564
Dividends to shareholders from net investment income:
Class Y Shares	(1,894,189)	(5,809,746)
Class A Shares	(370,666)	(926,294)
Class B Shares	(49,130)	(168,123)
Class C Shares	(93,576)	(236,290)
Class K Shares	(1,260,103)	(6,075,912)
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	(11,205,080)	(27,253,366)
Class A Shares	(689,847)	1,176,342
Class B Shares	(439,764)	(197,963)
Class C Shares	(328,351)	2,213,457
Class K Shares	(45,156,586)	(54,584,231)

Net decrease in net assets	(47,491,823)	(91,739,562)
NET ASSETS:
Beginning of period	215,106,187	306,845,749

End of period	$167,614,364	$215,106,187

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$515,021	$(35,631)

See Notes to Financial Statements.

Munder Tax-Free Short & Intermediate Bond Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009

Net investment income	$1,057,713	$1,705,488
Net realized gain/(loss) from security transactions	177,218	(7,255)
Net change in net unrealized appreciation/(depreciation) of securities	712,976	2,351,240

Net increase in net assets resulting from operations	1,947,907	4,049,473
Dividends to shareholders from net investment income:
Class Y Shares	(97,827)	(85,598)
Class A Shares	(331,703)	(290,569)
Class B Shares	(8,487)	(12,294)
Class C Shares	(74,436)	(70,838)
Class K Shares	(555,777)	(1,262,961)
Distributions to shareholders from net realized gains:
Class Y Shares	(17,070)	(17,605)
Class A Shares	(64,001)	(59,634)
Class B Shares	(1,870)	(3,758)
Class C Shares	(17,586)	(18,523)
Class K Shares	(80,433)	(319,141)
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	2,639,716	1,608,055
Class A Shares	12,703,207	4,633,905
Class B Shares	108,681	102,943
Class C Shares	1,533,044	3,307,950
Class K Shares	(13,349,356)	(7,533,166)

Net increase in net assets	4,334,009	4,028,239
NET ASSETS:
Beginning of period	71,351,843	67,323,604

End of period	$75,685,852	$71,351,843

Undistributed net investment income	$18,477	$28,994

See Notes to Financial Statements.

[This Page Intentionally Left Blank]

Munder Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009

Amount
Class Y Shares:
Sold	$3,150,184	$6,446,054
Issued as reinvestment of dividends	1,154,648	3,663,497
Redeemed	(15,509,912)	(37,362,917)

Net decrease	$(11,205,080)	$(27,253,366)

Class A Shares:
Sold*	$1,843,433	$9,451,967
Issued as reinvestment of dividends	258,651	642,475
Redeemed	(2,791,931)	(8,918,100)

Net increase/(decrease)	$(689,847)	$1,176,342

Class B Shares:
Sold	$217,472	$2,044,205
Issued as reinvestment of dividends	32,131	104,343
Redeemed*	(689,367)	(2,346,511)

Net decrease	$(439,764)	$(197,963)

Class C Shares:
Sold	$883,000	$4,764,829
Issued as reinvestment of dividends	61,551	135,382
Redeemed	(1,272,902)	(2,686,754)

Net increase/(decrease)	$(328,351)	$2,213,457

Class K Shares:
Sold	$922,448	$6,349,602
Issued as reinvestment of dividends	169,763	505,021
Redeemed	(46,248,797)	(61,438,854)

Net decrease	$(45,156,586)	$(54,584,231)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009

Shares
Class Y Shares:
Sold	340,979	725,188
Issued as reinvestment of dividends	125,318	415,828
Redeemed	(1,689,738)	(4,211,067)

Net decrease	(1,223,441)	(3,070,051)

Class A Shares:
Sold*	201,202	1,066,541
Issued as reinvestment of dividends	28,107	73,188
Redeemed	(303,444)	(1,010,388)

Net increase/(decrease)	(74,135)	129,341

Class B Shares:
Sold	23,666	232,084
Issued as reinvestment of dividends	3,493	11,910
Redeemed*	(75,339)	(267,751)

Net decrease	(48,180)	(23,757)

Class C Shares:
Sold	95,392	533,989
Issued as reinvestment of dividends	6,647	15,375
Redeemed	(138,240)	(303,651)

Net increase/(decrease)	(36,201)	245,713

Class K Shares:
Sold	100,258	722,258
Issued as reinvestment of dividends	18,418	57,377
Redeemed	(5,036,819)	(6,911,648)

Net decrease	(4,918,143)	(6,132,013)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

Munder Tax-Free Short & Intermediate Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009

Amount
Class Y Shares:
Sold	$3,556,208	$2,138,904
Issued as reinvestment of dividends and distributions	60,876	72,608
Redeemed	(977,368)	(603,457)

Net increase	$2,639,716	$1,608,055

Class A Shares:
Sold*	$16,112,875	$8,632,382
Issued as reinvestment of dividends and distributions	182,121	201,824
Redeemed	(3,591,789)	(4,200,301)

Net increase	$12,703,207	$4,633,905

Class B Shares:
Sold	$230,581	$383,327
Issued as reinvestment of dividends and distributions	7,859	9,203
Redeemed*	(129,759)	(289,587)

Net increase	$108,681	$102,943

Class C Shares:
Sold	$1,777,375	$4,070,091
Issued as reinvestment of dividends and distributions	45,572	40,712
Redeemed	(289,903)	(802,853)

Net increase	$1,533,044	$3,307,950

Class K Shares:
Sold	$1,653,817	$6,571,237
Issued as reinvestment of dividends and distributions	3,107	6,543
Redeemed	(15,006,280)	(14,110,946)

Net decrease	$(13,349,356)	$(7,533,166)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009

Shares
Class Y Shares:
Sold	337,627	203,837
Issued as reinvestment of dividends and distributions	5,781	7,061
Redeemed	(93,078)	(58,431)

Net increase	250,330	152,467

Class A Shares:
Sold*	1,532,018	827,154
Issued as reinvestment of dividends and distributions	17,298	19,620
Redeemed	(341,513)	(406,605)

Net increase	1,207,803	440,169

Class B Shares:
Sold	21,886	37,457
Issued as reinvestment of dividends and distributions	748	896
Redeemed*	(12,383)	(28,114)

Net increase	10,251	10,239

Class C Shares:
Sold	167,641	389,291
Issued as reinvestment of dividends and distributions	4,299	3,926
Redeemed	(27,380)	(78,640)

Net increase	144,560	314,577

Class K Shares:
Sold	156,496	630,203
Issued as reinvestment of dividends and distributions	295	639
Redeemed	(1,423,741)	(1,366,540)

Net decrease	(1,266,950)	(735,698)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

Munder Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares
	Period Ended		Year		Year		Year	Year	Year
	12/31/09(b)		Ended		Ended		Ended	Ended	Ended
	(Unaudited)		6/30/09(b)		6/30/08(b)		6/30/07(b)	6/30/06(b)	6/30/05(b)

Net asset value, beginning of period	$8.83		$9.24		$9.25		$9.13	$9.66	$9.49

Income/(loss) from investment operations:
Net investment income	0.21		0.46		0.35		0.45	0.37	0.35
Net realized and unrealized gain/(loss) on investments	0.43		(0.38)		0.11		0.14	(0.48)	0.25

Total from investment operations	0.64		0.08		0.46		0.59	(0.11)	0.60

Less distributions:
Dividends from net investment income	(0.19)		(0.49)		(0.47)		(0.47)	(0.42)	(0.43)

Total distributions	(0.19)		(0.49)		(0.47)		(0.47)	(0.42)	(0.43)

Net asset value, end of period	$9.28		$8.83		$9.24		$9.25	$9.13	$9.66

Total return(c)	7.28%		0.97%		5.06%		6.49%	(1.16)%	6.48%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$88,336		$94,872		$127,638		$47,681	$23,006	$17,622
Ratio of operating expenses to average net assets	0.40	%(e)	0.40%		0.92%		1.02%	1.11%	1.17%
Ratio of net investment income to average net assets	4.59	%(e)	5.24%		3.70%		4.81%	3.99%	3.65%
Portfolio turnover rate	121	%(d)	292	%(d)	272	%(d)	55%	68%	79%
Ratio of operating expenses to average net assets without expense reimbursements	0.81	%(e)	0.75%		1.01%		1.02%	1.11%	1.17%

(a)	Class Y Shares and Class A Shares of the Fund commenced operations on December 1, 1991 and December 9, 1992, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(d)	The portfolio turnover rates excluding mortgage dollar roll transactions were 48%, 154% and 226% for the period ended December 31, 2009 and the years ended June 30, 2009 and June 30, 2008, respectively.

(e)	Annualized.

See Notes to Financial Statements.

A Shares
Period Ended		Year		Year		Year	Year	Year
12/31/09(b)		Ended		Ended		Ended	Ended	Ended
(Unaudited)		6/30/09(b)		6/30/08(b)		6/30/07(b)	6/30/06(b)	6/30/05(b)

$8.81		$9.22		$9.24		$9.12	$9.65	$9.47

0.20		0.44		0.32		0.42	0.35	0.33

0.43		(0.39)		0.11		0.14	(0.48)	0.26

0.63		0.05		0.43		0.56	(0.13)	0.59

(0.18)		(0.46)		(0.45)		(0.44)	(0.40)	(0.41)

(0.18)		(0.46)		(0.45)		(0.44)	(0.40)	(0.41)

$9.26		$8.81		$9.22		$9.24	$9.12	$9.65

7.16%		0.72%		4.70%		6.24%	(1.41)%	6.33%

$18,709		$18,460		$18,126		$10,468	$14,038	$5,239

0.65	%(e)	0.65%		1.20%		1.28%	1.33%	1.42%

4.34	%(e)	4.95%		3.46%		4.55%	3.77%	3.39%
121	%(d)	292	%(d)	272	%(d)	55%	68%	79%

1.06	%(e)	1.00%		1.28%		1.28%	1.33%	1.42%

See Notes to Financial Statements.

Munder Bond Fund(a)
 Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	B Shares
	Period Ended		Year		Year		Year	Year	Year
	12/31/09(b)		Ended		Ended		Ended	Ended	Ended
	(Unaudited)		6/30/09(b)		6/30/08(b)		6/30/07(b)	6/30/06(b)	6/30/05(b)

Net asset value, beginning of period	$8.81		$9.22		$9.24		$9.12	$9.65	$9.48

Income/(loss) from investment operations:
Net investment income	0.17		0.37		0.25		0.35	0.28	0.25
Net realized and unrealized gain/(loss) on investments	0.42		(0.38)		0.11		0.14	(0.48)	0.26

Total from investment operations	0.59		(0.01)		0.36		0.49	(0.20)	0.51

Less distributions:
Dividends from net investment income	(0.14)		(0.40)		(0.38)		(0.37)	(0.33)	(0.34)

Total distributions	(0.14)		(0.40)		(0.38)		(0.37)	(0.33)	(0.34)

Net asset value, end of period	$9.26		$8.81		$9.22		$9.24	$9.12	$9.65

Total return(c)	6.75%		(0.03)%		3.92%		5.44%	(2.15)%	5.42%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,010		$3,289		$3,662		$3,367	$3,803	$3,498
Ratio of operating expenses to average net assets	1.40	%(e)	1.40%		1.97%		2.03%	2.09%	2.17%
Ratio of net investment income to average net assets	3.59	%(e)	4.22%		2.71%		3.80%	2.97%	2.64%
Portfolio turnover rate	121	%(d)	292	%(d)	272	%(d)	55%	68%	79%
Ratio of operating expenses to average net assets without expense reimbursements	1.81	%(e)	1.76%		2.04%		2.03%	2.09%	2.17%

(a)	Class B Shares and Class C Shares of the Fund commenced operations on March 13, 1996 and March 25, 1996, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(d)	The portfolio turnover rates excluding mortgage dollar roll transactions were 48%, 154% and 226% for the period ended December 31, 2009 and the years ended June 30, 2009 and June 30, 2008, respectively.

(e)	Annualized.

See Notes to Financial Statements.

C Shares
Period Ended		Year		Year		Year	Year	Year
12/31/09(b)		Ended		Ended		Ended	Ended	Ended
(Unaudited)		6/30/09(b)		6/30/08(b)		6/30/07(b)	6/30/06(b)	6/30/05(b)

$8.87		$9.28		$9.29		$9.17	$9.70	$9.52

0.17		0.37		0.25		0.36	0.29	0.26

0.42		(0.38)		0.12		0.13	(0.49)	0.26

0.59		(0.01)		0.37		0.49	(0.20)	0.52

(0.14)		(0.40)		(0.38)		(0.37)	(0.33)	(0.34)

(0.14)		(0.40)		(0.38)		(0.37)	(0.33)	(0.34)

$9.32		$8.87		$9.28		$9.29	$9.17	$9.70

6.71%		(0.02)%		4.01%		5.41%	(2.13)%	5.50%

$6,038		$6,067		$4,068		$1,682	$1,620	$523

1.40	%(e)	1.40%		1.94%		2.03%	2.09%	2.17%

3.59	%(e)	4.17%		2.70%		3.80%	3.02%	2.64%
121	%(d)	292	%(d)	272	%(d)	55%	68%	79%

1.81	%(e)	1.76%		2.03%		2.03%	2.09%	2.17%

See Notes to Financial Statements.

Munder Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	K Shares
	Period Ended		Year		Year		Year	Year	Year
	12/31/09(b)		Ended		Ended		Ended	Ended	Ended
	(Unaudited)		6/30/09(b)		6/30/08(b)		6/30/07(b)	6/30/06(b)	6/30/05(b)

Net asset value, beginning of period	$8.82		$9.23		$9.25		$9.13	$9.66	$9.48

Income/(loss) from investment operations:
Net investment income	0.20		0.44		0.33		0.42	0.35	0.33
Net realized and unrealized gain/(loss) on investments	0.43		(0.39)		0.10		0.14	(0.48)	0.26

Total from investment operations	0.63		0.05		0.43		0.56	(0.13)	0.59

Less distributions:
Dividends from net investment income	(0.18)		(0.46)		(0.45)		(0.44)	(0.40)	(0.41)

Total distributions	(0.18)		(0.46)		(0.45)		(0.44)	(0.40)	(0.41)

Net asset value, end of period	$9.27		$8.82		$9.23		$9.25	$9.13	$9.66

Total return(c)	7.15%		0.61%		4.80%		6.23%	(1.41)%	6.32%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$51,521		$92,418		$153,352		$26,987	$32,965	$9,786
Ratio of operating expenses to average net assets	0.65	%(e)	0.65%		1.11%		1.28%	1.34%	1.42%
Ratio of net investment income to average net assets	4.35	%(e)	5.00%		3.42%		4.55%	3.77%	3.39%
Portfolio turnover rate	121	%(d)	292	%(d)	272	%(d)	55%	68%	79%
Ratio of operating expenses to average net assets without expense reimbursements	1.04	%(e)	1.00%		1.21%		1.28%	1.34%	1.42%

(a)	Class K Shares of the Fund commenced operations on November 23, 1992.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Total return represents aggregate total return for the period indicated.

(d)	The portfolio turnover rates excluding mortgage dollar roll transactions were 48%, 154% and 226% for the period ended December 31, 2009 and the years ended June 30, 2009 and June 30, 2008, respectively.

(e)	Annualized.

See Notes to Financial Statements.

[This Page Intentionally Left Blank]

Munder Tax-Free Short & Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares
	Period Ended		Year	Year		Year	Year	Year
	12/31/09(b)		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)		6/30/07(b)	6/30/06(b)	6/30/05

Net asset value, beginning of period	$10.41		$10.10	$9.95		$9.97	$10.33	$10.32

Income/(loss) from investment operations:
Net investment income	0.17		0.30	0.30		0.32	0.31	0.32
Net realized and unrealized gain/(loss) on investments	0.14		0.38	0.15		(0.02)	(0.34)	0.01

Total from investment operations	0.31		0.68	0.45		0.30	(0.03)	0.33

Less distributions:
Dividends from net investment income	(0.17)		(0.30)	(0.30)		(0.32)	(0.33)	(0.32)
Distributions from net realized gains	(0.03)		(0.07)	(0.00	)(c)	—	—	—

Total distributions	(0.20)		(0.37)	(0.30)		(0.32)	(0.33)	(0.32)

Net asset value, end of period	$10.52		$10.41	$10.10		$9.95	$9.97	$10.33

Total return(d)	2.92%		6.79%	4.60%		3.05%	(0.28)%	3.22%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7,129		$4,453	$2,779		$3,196	$2,930	$2,897
Ratio of operating expenses to average net assets	0.40	%(e)	0.81%	0.99%		0.89%	0.86%	0.62%
Ratio of net investment income to average net assets	3.14	%(e)	2.89%	2.95%		3.18%	3.06%	3.12%
Portfolio turnover rate	6%		22%	0%		2%	9%	10%
Ratio of operating expenses to average net assets without expense reimbursements	1.01	%(e)	1.04%	0.99%		0.89%	0.86%	0.81%

(a)	Class Y Shares and Class A Shares of the Fund commenced operations on December 17, 1992 and November 30, 1992, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

A Shares
Period Ended		Year	Year		Year	Year	Year
12/31/09(b)		Ended	Ended		Ended	Ended	Ended
(Unaudited)		6/30/09(b)	6/30/08(b)		6/30/07(b)	6/30/06(b)	6/30/05

$10.41		$10.09	$9.94		$9.96	$10.32	$10.32

0.15		0.28	0.27		0.29	0.29	0.30

0.13		0.38	0.16		(0.01)	(0.34)	(0.01)

0.28		0.66	0.43		0.28	(0.05)	0.29

(0.15)		(0.27)	(0.28)		(0.30)	(0.31)	(0.29)

(0.03)		(0.07)	(0.00	)(c)	—	—	—

(0.18)		(0.34)	(0.28)		(0.30)	(0.31)	(0.29)

$10.51		$10.41	$10.09		$9.94	$9.96	$10.32

2.70%		6.64%	4.35%		2.80%	(0.53)%	2.86%

$26,814		$13,987	$9,119		$7,769	$12,865	$9,620

0.65	%(e)	1.04%	1.24%		1.14%	1.11%	0.87%

2.88	%(e)	2.66%	2.69%		2.93%	2.82%	2.85%
6%		22%	0%		2%	9%	10%

1.26	%(e)	1.29%	1.24%		1.14%	1.11%	1.06%

See Notes to Financial Statements.

Munder Tax-Free Short & Intermediate Bond Fund(a)
 Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	B Shares
	Period Ended		Year	Year		Year	Year	Year
	12/31/09(b)		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)		6/30/07(b)	6/30/06(b)	6/30/05

Net asset value, beginning of period	$10.39		$10.07	$9.93		$9.95	$10.30	$10.30

Income/(loss) from investment operations:
Net investment income	0.11		0.19	0.20		0.22	0.21	0.21
Net realized and unrealized gain/(loss) on investments	0.13		0.40	0.14		(0.02)	(0.33)	0.00 (c)

Total from investment operations	0.24		0.59	0.34		0.20	(0.12)	0.21

Less distributions:
Dividends from net investment income	(0.11)		(0.20)	(0.20)		(0.22)	(0.23)	(0.21)
Distributions from net realized gains	(0.03)		(0.07)	(0.00	)(c)	—	—	—

Total distributions	(0.14)		(0.27)	(0.20)		(0.22)	(0.23)	(0.21)

Net asset value, end of period	$10.49		$10.39	$10.07		$9.93	$9.95	$10.30

Total return(d)	2.31%		5.86%	3.48%		2.04%	(1.18)%	2.09%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$781		$667	$544		$638	$1,317	$2,394
Ratio of operating expenses to average net assets	1.40	%(e)	1.83%	1.99%		1.89%	1.85%	1.62%
Ratio of net investment income to average net assets	2.14	%(e)	1.88%	1.95%		2.17%	2.04%	2.08%
Portfolio turnover rate	6%		22%	0%		2%	9%	10%
Ratio of operating expenses to average net assets without expense reimbursements	2.01	%(e)	2.04%	1.99%		1.89%	1.85%	1.81%

(a)	Class B Shares and Class C Shares of the Fund commenced operations on May 16, 1996 and July 8, 1998, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

C Shares
Period Ended		Year	Year		Year	Year	Year
12/31/09(b)		Ended	Ended		Ended	Ended	Ended
(Unaudited)		6/30/09(b)	6/30/08(b)		6/30/07(b)	6/30/06(b)	6/30/05

$10.48		$10.16	$10.01		$10.03	$10.39	$10.38

0.11		0.20	0.20		0.22	0.21	0.22

0.13		0.39	0.15		(0.02)	(0.34)	0.00 (c)

0.24		0.59	0.35		0.20	(0.13)	0.22

(0.11)		(0.20)	(0.20)		(0.22)	(0.23)	(0.21)

(0.03)		(0.07)	(0.00	)(c)	—	—	—

(0.14)		(0.27)	(0.20)		(0.22)	(0.23)	(0.21)

$10.58		$10.48	$10.16		$10.01	$10.03	$10.39

2.29%		5.81%	3.55%		2.02%	(1.27)%	2.17%

$7,434		$5,847	$2,473		$2,494	$3,707	$4,178

1.40	%(e)	1.77%	1.99%		1.89%	1.86%	1.62%

2.14	%(e)	1.93%	1.95%		2.18%	2.06%	2.08%
6%		22%	0%		2%	9%	10%

2.01	%(e)	2.04%	1.99%		1.89%	1.86%	1.81%

See Notes to Financial Statements.

Munder Tax-Free Short & Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	K Shares
	Period Ended		Year	Year		Year	Year	Year
	12/31/09(b)		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)		6/30/07(b)	6/30/06(b)	6/30/05

Net asset value, beginning of period	$10.41		$10.09	$9.94		$9.96	$10.32	$10.31

Income/(loss) from investment operations:
Net investment income	0.15		0.27	0.27		0.29	0.28	0.30
Net realized and unrealized gain/(loss) on investments	0.13		0.39	0.16		(0.01)	(0.33)	0.00 (c)

Total from investment operations	0.28		0.66	0.43		0.28	(0.05)	0.30

Less distributions:
Dividends from net investment income	(0.15)		(0.27)	(0.28)		(0.30)	(0.31)	(0.29)
Distributions from net realized gains	(0.03)		(0.07)	(0.00	)(c)	—	—	—

Total distributions	(0.18)		(0.34)	(0.28)		(0.30)	(0.31)	(0.29)

Net asset value, end of period	$10.51		$10.41	$10.09		$9.94	$9.96	$10.32

Total return(d)	2.70%		6.64%	4.35%		2.80%	(0.53)%	2.96%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$33,529		$46,397	$52,408		$86,404	$117,980	$145,878
Ratio of operating expenses to average net assets	0.65	%(e)	1.11%	1.24%		1.14%	1.10%	0.87%
Ratio of net investment income to average net assets	2.89	%(e)	2.61%	2.71%		2.93%	2.81%	2.86%
Portfolio turnover rate	6%		22%	0%		2%	9%	10%
Ratio of operating expenses to average net assets without expense reimbursements	1.25	%(e)	1.30%	1.24%		1.14%	1.10%	1.06%

(a)	Class K Shares of the Fund commenced operations on February 9, 1987.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	Annualized.

See Notes to Financial Statements.

Munder Fixed Income Funds

Notes to Financial Statements, December 31, 2009 (Unaudited)

1.	Organization

As of December 31, 2009, the Munder Funds consisted of 16 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MST II”). Information presented in these financial statements pertains only to the following series of MST: Munder Bond Fund (the “Bond Fund”) and Munder Tax-Free Short & Intermediate Bond Fund (the “Tax-Free Fund”) (each, a “Fund” and collectively, the “Fixed Income Funds”). Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is classified as a diversified management investment company under the 1940 Act. The Bond Fund’s primary investment objective is to provide a high level of current income. Its secondary objective is capital appreciation. Effective October 31, 2009, the Tax-Free Fund’s investment objective is to protect capital while providing a competitive level of tax-exempt income. Prior to October 31, 2009, the Tax-Free Fund’s investment objective was to provide a competitive level of current interest income exempt from regular federal income taxes and a total return which, over time, exceeds the return provided by tax-free money market instruments. Each Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

Each of the Fixed Income Funds has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2009, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in each Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and

Munder Fixed Income Funds

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities, including derivative securities such as interest rate and credit default swap contracts, if any, are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Fixed income securities with remaining maturities of 60 days or less, if any, also may be valued on an amortized cost basis, which approximates current market value. Futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange, but may be valued at the mean of the bid and asked price where there are no sales. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by a Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of each Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Munder Fixed Income Funds
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

The following is a summary of the inputs used to value the Bond Fund’s investments as of December 31, 2009:

		Investments in
	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$21,190,330	$(379,061)
Level 2 — Other Significant Observable Inputs	158,732,779	—
Level 3 — Significant Unobservable Inputs	379,654	—

Total	$180,302,763	$(379,061)

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector.

The following is a reconciliation of the Bond Fund’s assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

	Asset Backed
	Securities —	Asset Backed
	Home Equity	Securities —
	Loans	Other	Total

Balance as of 6/30/2009	$49,754	$9,654	$59,408
Transfer in and/or out of Level 3	—	—	—
Net purchases/(sales)	(11,683)	—	(11,683)
Accrued discounts/(premiums)	—	—	—
Realized gains/(losses)	1,798	(422,028)	(420,230)
Change in unrealized appreciation/(depreciation)	(1,798)	753,957	752,159

Balance as of 12/31/2009	$38,071	$341,583	$379,654

Net change in unrealized appreciation/(depreciation) from investments still held at end of period	$—	$334,039	$334,039

Munder Fixed Income Funds
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

The following is a summary of the inputs used to value the Tax-Free Fund’s investments as of December 31, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$2,669,536
Level 2 — Other Significant Observable Inputs	72,172,024
Level 3 — Significant Unobservable Inputs	—

Total	$74,841,560

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by state.

Futures Contracts: The Fixed Income Funds are subject to interest rate risk and credit risk in the normal course of pursuing their investment objectives. The Bond Fund may enter into futures contracts for managing certain risks (such as yield curve exposure, interest rate risk or credit risk), for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), to gain exposure to an investment in a manner other than investing in the asset directly, or for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another). A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund may be required to deposit with the broker or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on fluctuations of the value of the contract. The daily changes in futures contracts are recorded as net unrealized appreciation/(depreciation) of futures contracts. The Fund recognizes a realized gain or loss from a futures contract when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Munder Fixed Income Funds
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

Credit Default Swap Contracts: The Fixed Income Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Bond Fund may buy or sell credit default swap (“CDS”) contracts for the purpose of hedging the risk of default on portfolio securities or generating income. CDS contracts involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Up-front payments made or received by a Fund are capitalized until such time that the contract is closed. The income/(cost) of CDS contracts is accrued daily and is recorded as unrealized appreciation/(depreciation) on credit default swap contracts until payment is received/(made), at which time the unrealized appreciation/(depreciation) is reclassified to realized gain/(loss) on credit default swap contracts. In addition, CDS contracts are marked to marked daily with changes in market value recorded as unrealized appreciation/(depreciation) on credit default swap contracts. If a default event occurs with respect to the underlying debt obligation, the Fund will record a realized gain/(loss) on credit default swap contracts equal to the payment received/(made), net of unrealized appreciation/(depreciation) on credit default swap contracts and/or the value of securities exchanged.

As a buyer in a CDS contract, a Fund is exposed to the risk that the counterparties to the contracts will be unable to meet the terms of their contracts. As a seller in a CDS contract, in order to “cover” its commitment under the contract, a Fund will enter into an offsetting position or instruct the custodian to designate as collateral on the Fund’s books cash or liquid assets equal to the aggregate notional value of the underlying debt obligation. The counterparty to the CDS contract may require that the Fund deposit cash or pledge collateral to offset market value depreciation of the contract until such time as the contract is closed.

Mortgage Dollar Rolls: The Bond Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security with a counterparty and simultaneously enters into an agreement with the same counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Mortgage dollar rolls may be renewed by a new sale and repurchase with a cash settlement at each renewal without physical delivery of the securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches ultimate disposition. Income is generated as consideration for entering into these transactions and is included in income in the Fund’s Statement of Operations. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of

Munder Fixed Income Funds
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Expenses of the Munder Funds are allocated to each Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of each Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date. Each Fund instructs the custodian to designate as collateral on the Fund’s books assets with a current value at least equal to the amount of its when-issued purchase commitments.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by each Fund. Each Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. Neither Fund incurred any such interest or penalties during the period ended December 31, 2009.

The Fixed Income Funds are not subject to examination by U.S. federal or state tax authorities for tax years before 2006.

Munder Fixed Income Funds
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Bond Fund a fee, computed and payable daily at an annual rate of 0.40% of the value of its average daily net assets. The Advisor is also entitled to receive a fee from the Tax-Free Fund, computed and payable daily at an annual rate of 0.40% of the value of its average daily net assets.

Pursuant to a written Expense Limitation Agreement with the Bond Fund and the Tax-Free Fund, the Advisor agreed to waive fees or reimburse certain expenses of each of the Bond Fund and the Tax-Free Fund to the extent necessary to maintain each Fund’s total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) at 0.65% for Class A and Class K Shares, 1.40% for Class B and Class C Shares, and 0.40% for Class Y Shares (collectively, “Target Operating Expenses”). For the period ended December 31, 2009, the Advisor reimbursed expenses on behalf of the Bond Fund and Tax-Free Fund pursuant to the Expense Limitation Agreement totaling $382,570 and $225,747, respectively.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from each Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of each Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2009, the Advisor earned $139,288 and $61,160 before payment of sub-administration fees and $91,955 and $38,831 after payment of sub-administration fees for its administrative services to the Bond Fund and Tax-Free Fund, respectively. During the period ended December 31, 2009, the Bond Fund and Tax-Free Fund paid an annual effective rate of 0.1462% and 0.1638%, respectively, for administrative services.

Munder Fixed Income Funds
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

As of December 31, 2009, Comerica Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of each Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of each Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $9,445 and $2,572 for its administrative, record keeping and other related services provided to the Bond Fund and Tax-Free Fund, respectively, for the period ended December 31, 2009.

Each Trustee of MST and MST II is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any fund, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2009, no officer, director or employee of the Advisor, Comerica Bank or any of their affiliates received any compensation from MST or MST II.

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) with respect to all classes of shares, except Class Y Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares, provides for payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for each Fund.

Munder Fixed Income Funds
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fixed Income Funds under the Plan. For the period ended December 31, 2009, the Bond Fund and Tax-Free Fund paid $83,341 and $48,494, respectively, to Comerica Bank for shareholder and/or distribution-related services provided to Class A, B, C and K shareholders. In addition, the Bond Fund paid $292 to Comerica Securities for shareholder and/or distribution-related services provided to Class A, B, C and K shareholders.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments, U.S. government securities and mortgage dollar rolls for the Bond Fund were $24,384,991 and $46,955,409, respectively, for the period ended December 31, 2009. Cost of purchases and proceeds from sales of U.S. government securities, excluding short-term investments for the Bond Fund were $65,247,953 and $78,063,902, respectively, for the period ended December 31, 2009. Cost of purchases and proceeds from sales of mortgage dollar rolls for the Bond Fund were $134,592,490 and $150,510,093, respectively.

At December 31, 2009, for the Bond Fund, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $5,982,720, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $5,907,742 and net appreciation for financial reporting purposes was $74,978. At December 31, 2009, aggregate cost for financial reporting purposes for the Bond Fund was $180,227,785.

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities for the Tax-Free Fund were $6,437,809 and $4,554,056, respectively, for the period ended December 31, 2009.

At December 31, 2009, for the Tax-Free Fund, aggregate gross unrealized appreciation for all securities for which there was an excess of value over

Munder Fixed Income Funds
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

financial reporting cost was $4,009,483, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $11,221 and net appreciation for financial reporting purposes was $3,998,262. At December 31, 2009, aggregate cost for financial reporting purposes for the Tax-Free Fund was $70,843,298.

6.	Derivative Financial Instruments

The Fixed Income Funds are required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fixed Income Funds’ derivative transactions qualify for hedge accounting. During the period ended December 31, 2009, the Tax-Free Fund did not engage in derivative transactions. The fair value of derivative instruments held by the Bond Fund as of December 31, 2009 is as follows:

	Liability Derivatives
	Balance Sheet	Fair
Derivatives	Location	Value

Interest Rate Contracts (Futures)	Net Assets — Unrealized Depreciation	$379,061 *

*	Includes cumulative appreciation/(depreciation) of futures contracts as described below. The Statement of Assets and Liabilities only includes the current day’s variation margin and/or deposits with brokers.

For the period ended December 31, 2009, the Bond Fund had the following derivative activity:

		Net Change in Unrealized
	Net Realized Gain	Appreciation/(Depreciation)
Derivatives	Recognized in Income	Recognized in Income

Interest Rate Contracts (Futures)	$476,379	$(488,750)

At December 31, 2009, the Bond Fund had the following open financial futures contracts:

		Notional	Market	Gross
		Value	Value	Unrealized
	Contracts	of Contracts	of Contracts	Depreciation

U.S. Treasury 30 Year Bonds, March 2010 (long position)	57	$6,816,496	$6,576,375	$(240,121)
U.S. Treasury 10 Year Notes, March 2010 (long position)	45	5,290,766	5,195,391	(95,375)
U.S. Treasury 5 Year Notes, March 2010 (long position)	22	2,559,987	2,516,422	(43,565)

Munder Fixed Income Funds
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

7.	Investment Concentration

As of December 31, 2009, more than 40% of the Bond Fund’s net assets were invested in mortgage-backed securities, which are subject to higher prepayment risk than corporate bonds and notes, particularly during periods of declining interest rates.

8.	Revolving Line of Credit

Effective December 9, 2009, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fixed Income Funds, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties, of each Fixed Income Fund for which a loan is extended. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes an annual commitment fee equal to 0.15% per annum through December 8, 2010 on the daily amount of the unused commitment. Prior to December 9, 2009, borrowings under the line were limited to the lesser of $75,000,000 or 25% of the adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties, of each Fixed Income Fund for which a loan was extended. Interest was payable on outstanding borrowings at the higher of (a) the federal funds rate plus 0.50% or (b) the overnight LIBOR rate plus 0.50%, and the annual commitment fee was equal to 0.11% per annum on the daily amount of the unused commitment. During the period ended December 31, 2009, neither Fixed Income Fund utilized the revolving line of credit. For the period ended December 31, 2009, total commitment fees incurred by the Bond Fund and Tax-Free Fund were $1,695 and $576, respectively.

9.	Indemnification Obligations

Each Fund has a variety of indemnification obligations under contracts with its service providers. Each Fund’s maximum exposure under these arrangements is unknown. However, neither Fixed Income Fund has had prior claims or losses pursuant to these contracts and each expects the risk of loss to be remote.

10.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing

Munder Fixed Income Funds
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

treatments of income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole. A Fund also may utilize earnings and profits distributed to shareholders on redemptions of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2009, permanent differences for the Bond Fund resulting primarily from paydown gains and losses, premium amortization, credit default swap gains and losses, defaulted bonds, mortgage dollar roll adjustments and expired capital loss carryovers, and permanent differences for the Tax-Free Fund resulting primarily from differing book and tax treatments for amortization, were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

	Undistributed Net	Accumulated Net
	Investment Income	Realized Gain/(Loss)	Paid-in Capital

Bond Fund	$413,351	$1,612,080	$(2,025,431)
Tax-Free Fund	$19,199	$(19,199)	$—

During the years ended June 30, 2009 and June 30, 2008, dividends of $13,216,365 and $4,380,585 were paid to shareholders of the Bond Fund from ordinary income on a tax basis.

The tax character of dividends and distributions paid to shareholders of the Tax-Free Fund during the years ended June 30, 2009 and June 30, 2008 was as follows:

	Tax-Exempt	Ordinary	Long-Term
	Income	Income	Capital Gains	Total

June 30, 2009	$1,710,214	$12,046	418,661	$2,140,921
June 30, 2008	2,125,284	15,040	19,928	2,160,252

At June 30, 2009, the components of distributable earnings on a tax basis for the Bond Fund were as follows:

Post October	Capital Loss	Unrealized
Loss	Carryover	Depreciation	Total

$(7,295,121)	$(10,616,336)	$(14,775,012)	$(32,686,469)

The differences between book and tax distributable earnings for the Bond Fund were primarily due to premium amortization adjustments, wash sales, mark-to-market adjustments on futures contracts, mortgage dollar roll adjustments, defaulted bond income accruals and deferred trustees’ fees.

Munder Fixed Income Funds
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

At June 30, 2009, the components of distributable earnings on a tax basis for the Tax-Free Fund were as follows:

Undistributed
Tax-Exempt	Undistributed	Unrealized
Income	Capital Gains	Appreciation	Total

$67,140	$53,369	$3,226,627	$3,347,136

The differences between book and tax distributable earnings for the Tax-Free Fund were primarily due to premium amortization and deferred trustees’ fees.

As determined at June 30, 2009, the Bond Fund had available for Federal income tax purposes $10,616,336 of unused capital losses of which $527,926, $738,710, $1,165,532, $3,287,615 and $4,896,553 expire in 2010, 2011, 2012, 2013 and 2014, respectively.

In addition, $8,643,356 of the Bond Fund’s losses expiring in 2012, 2013 and 2014 may be further limited as these amounts were acquired in the reorganization of the Intermediate Bond Fund that occurred on June 13, 2008.

The Bond Fund utilized capital loss carryovers during the year ended June 30, 2009 in the amount of $2,720,002. During the current year, $1,167,952 of capital loss carryovers expired unused.

Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Bond Fund has elected to defer capital losses arising between November 1, 2008 and June 30, 2009 of $7,295,121.

11.	Subsequent Events

Management has reviewed subsequent events through February 18, 2010, the date for which these financial statements were issued, and determined that no events have occurred that require disclosure.

12.	Quarterly Portfolio Schedule

Each Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. Each Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Forms N-Q are available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three

Munder Fixed Income Funds
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

most recently published lists of each Fund’s portfolio holdings are available on our website, www.munder.com.

13.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by each Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14.	Proxy Voting Record

Each Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by each Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

James V. FitzGerald, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PNC Global Investment Servicing
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNBOND&TFSIBD1209

SEMI-ANNUAL REPORT
December 31, 2009

Munder Energy Fund
Class Y, A, B & C Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR SHAREHOLDER:

The stock market rally that began in March of 2009 continued through the last half of the calendar year. As a result, most broad stock market indices posted double-digit returns for the six months ended December 31, 2009 and for the year as a whole. This was a welcome relief from the grim double-digit declines that characterized 2008.

For the six months ended December 31, 2009, the broad stock market, measured by the S&P 500® Index, had a return of 22.59%, the result of a 15.61% return in the third quarter and a 6.04% return in the fourth quarter of 2009. Mid-capitalization stocks, measured by the S&P MidCap 400® Index, were the sweet spot of the market and posted a return of 26.65%, besting both the larger-cap S&P 500® Index and the small-cap S&P SmallCap 600® Index. While growth and value stocks had relatively similar returns in the large-cap segment of the market, value stocks had stronger performance in both the small-cap and mid-cap segments.

In the international equity markets, measured by the MSCI EAFE Index (net dividends), a similar rally was evident during 2009. The Index, which reflects the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 22.07% return for the six-month period.

The fixed income markets also had positive returns for the six months ended December 31, 2009, with the Barclays Capital U.S. Aggregate Bond Index, a commonly followed benchmark representing the broad fixed income market, posting a 3.96% return. All segments of the index posted positive returns for the six-month period. With investors’ growing willingness to assume some risk, the U.S. Treasury segment had the weakest performance, while the corporate and asset-backed segments generated the strongest returns. The 6.10% return for the Barclays Capital Municipal Bond Index, a broad measure of the performance of the municipal bond market, evidenced a similar phenomenon. Higher quality municipal bonds underperformed their lower quality counterparts.

In both our equity and fixed income investing, we continue to focus on high quality securities with strong, long-term fundamentals. While this approach may not be in favor every quarter or even every year, we believe that it is the means to competitive returns over the longer term.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munderfunds.com. Thank you for your confidence in the Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

James V. FitzGerald
President and Principal Executive Officer, The Munder Funds
President and Chief Operating Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example

1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munderfunds.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munderfunds.com.

The Fund concentrates its investments in energy-related securities, particularly within the oil, gas and consumable fuels industry, and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. The Fund tends to invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. The Fund may also invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2009. The following pie chart illustrates the Funds’ investment allocation. A complete list of holdings as of December 31, 2009 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munderfunds.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

 INVESTMENT ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2009. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Brian Kozeliski and Peter Collins

During the six months ended December 31, 2009, the Fund enjoyed the effect of the stock market rally that began in March of 2009 and continued through the end of the year, though returns in the energy sector for the period were generally not as strong as those for the broader market. The Fund’s 24.27% return for that period compared favorably to both the 22.97% return of the broader S&P® Composite 1500 Index and the 17.47% return of the Fund’s S&P® Composite 1500 Energy Sector Index benchmark, but trailed the 26.09% median return of the Lipper universe of global natural resources funds.

The largest positive impact on the relative strength of the Fund compared to its S&P® Composite 1500 Energy Sector Index benchmark came from its integrated oil & gas, oil & gas exploration & production, and oil & gas storage & transportation holdings. An overall underweight in integrated oil & gas stocks, along with an underweight in Exxon Mobil (3.9% of the Fund), had a very significant and positive impact on the Fund’s relative performance. An overweight in Murphy Oil (2.7% of the Fund) had only a slight negative impact on the Fund’s relative performance.

The positive contribution of the Fund’s oil & gas exploration & production holdings was largely due to an overweight of this category of stocks, along with an overweight of a number of strong-performing individual holdings, including Stone Energy, which was sold in October, Anadarko Petroleum (4.7% of the Fund), EOG Resources (3.7% of the Fund), Apache (4.1% of the Fund), China North East Petroleum Holdings (0.7% of the Fund), EV Energy Partner (1.0% of the Fund) and Encore Acquisition (1.2% of the Fund). The strong performance of these stocks more than offset the negative impact of not holding Pioneer Natural Resources or Cimarex Energy, both of which performed very well during the period, and an overweight in Endeavour International (0.3% of the Fund), which had negative performance during the six-month period.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P® Composite 1500 Energy Sector Index is a capitalization-weighted index that measures the performance of energy sector securities included in the S&P® Composite 1500 Index. The S&P® Composite 1500 Index combines the S&P 500® Index, the S&P MidCap 400® Index and the S&P SmallCap 600® Index, which, respectively, measure the performance of the large-capitalization, mid-capitalization and small-capitalization sectors of the U.S. stock market. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of global natural resources funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/09	12/31/09	7/1/09-12/31/09	Ratio

Actual
Class Y	$1,000.00	$1,242.73	$9.84	1.74%
Class A	$1,000.00	$1,241.30	$11.24	1.99%
Class B	$1,000.00	$1,237.07	$15.51	2.75%
Class C	$1,000.00	$1,236.88	$15.50	2.75%

Hypothetical
Class Y	$1,000.00	$1,016.43	$8.84	1.74%
Class A	$1,000.00	$1,015.17	$10.11	1.99%
Class B	$1,000.00	$1,011.34	$13.94	2.75%
Class C	$1,000.00	$1,011.34	$13.94	2.75%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Munder Energy Fund

Portfolio of Investments, December 31, 2009 (Unaudited)

Shares		Value(a)

COMMON STOCKS — 92.3%
Consumer Discretionary — 0.3%
Auto Parts & Equipment — 0.3%
3,700	Fuel Systems Solutions Inc †	$152,588

Energy — 91.5%
Coal & Consumable Fuels — 1.7%
7,900	Patriot Coal Corp †	122,134
17,500	Peabody Energy Corp	791,175
900	Yanzhou Coal Mining Co Ltd, ADR	19,647

		932,956

Integrated Oil & Gas — 30.5%
5,300	BP PLC, ADR	307,241
43,325	Chevron Corp	3,335,592
54,244	ConocoPhillips	2,770,241
6,300	ENI SpA, ADR	318,843
32,400	Exxon Mobil Corp	2,209,356
24,500	Hess Corp	1,482,250
11,500	Lukoil OAO, ADR	658,950
46,100	Marathon Oil Corp	1,439,242
28,200	Murphy Oil Corp	1,528,440
38,000	Occidental Petroleum Corp	3,091,300

		17,141,455

Oil & Gas Drilling — 5.4%
12,800	Diamond Offshore Drilling Inc	1,259,776
2,600	Helmerich & Payne Inc	103,688
5,600	Nabors Industries Ltd †	122,584
7,000	Noble Corp	284,900
16,600	Parker Drilling Co †	82,170
26,700	Pride International Inc †	851,997
9,386	Seahawk Drilling Inc †	211,560
1,367	Transocean Ltd †	113,188

		3,029,863

Oil & Gas Equipment & Services — 19.6%
24,500	Acergy SA, ADR	382,445
19,250	Baker Hughes Inc	779,240
103,700	Boots & Coots Inc †	171,105
4,400	Bristow Group Inc †	169,180
21,000	Cal Dive International Inc †	158,760
27,700	Cameron International Corp †	1,157,860

See Notes to Financial Statements.

1

Munder Energy Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Energy (Continued)
Oil & Gas Equipment & Services (Continued)
2,000	Dawson Geophysical Co †	$46,220
13,000	Geokinetics Inc †	125,060
2,200	Gulf Island Fabrication Inc	46,266
62,800	Halliburton Co	1,889,652
16,100	Matrix Service Co †	171,465
44,100	National Oilwell Varco Inc	1,944,369
17,600	Oil States International Inc †	691,504
9,700	Omni Energy Services Corp †	12,125
38,200	Schlumberger Ltd	2,486,438
14,600	Smith International Inc	396,682
3,700	Superior Energy Services Inc †	89,873
18,600	TGC Industries Inc †	72,726
13,800	Willbros Group Inc †	232,806

		11,023,776

Oil & Gas Exploration & Production — 29.9%
42,000	Anadarko Petroleum Corp	2,621,640
22,536	Apache Corp	2,325,039
5,900	Bill Barrett Corp †	183,549
9,600	BMB Munai Inc †	11,040
33,800	Chesapeake Energy Corp	874,744
40,200	China North East Petroleum Holdings Ltd †	371,850
5,500	Clayton Williams Energy Inc †	192,720
8,200	Comstock Resources Inc †	332,674
9,475	Daylight Resources Trust	92,317
23,600	Devon Energy Corp	1,734,600
14,200	Encore Acquisition Co †	681,884
169,200	Endeavour International Corp †	182,736
21,200	EOG Resources Inc	2,062,760
24,000	Galleon Energy Inc, Class A †	120,935
45,900	Gran Tierra Energy Inc †	263,007
11,668	NAL Oil & Gas Trust	153,290
17,200	Noble Energy Inc	1,224,984
6,100	NuVista Energy Ltd †	72,791
12,900	Petroleum Development Corp †	234,909
5,900	Range Resources Corp	294,115
15,200	Southwestern Energy Co †	732,640

See Notes to Financial Statements.

2

Shares		Value(a)

Energy (Continued)
Oil & Gas Exploration & Production (Continued)
3,000	Whiting Petroleum Corp †	$214,350
39,075	XTO Energy Inc	1,818,160

		16,796,734

Oil & Gas Refining & Marketing — 2.6%
18,300	CVR Energy Inc †	125,538
11,100	Sunoco Inc	289,710
15,500	Tesoro Corp/Texas	210,025
18,000	Valero Energy Corp	301,500
19,400	World Fuel Services Corp	519,726

		1,446,499

Oil & Gas Storage & Transportation — 1.8%
3,000	Overseas Shipholding Group Inc	131,850
41,400	Williams Cos Inc/The	872,712

		1,004,562

Total Energy		51,375,845

Materials — 0.2%
Specialty Chemicals — 0.2%
3,400	OM Group Inc †	106,726

Utilities — 0.3%
Independent Power Producers & Energy Traders — 0.3%
13,500	Calpine Corp †	148,500

TOTAL COMMON STOCKS
(Cost $31,857,451)		51,783,659

LIMITED PARTNERSHIPS — 6.7%
Energy — 6.7%
Integrated Oil & Gas — 0.3%
7,700	Targa Resources Partners LP	187,187

Oil & Gas Exploration &Production — 1.7%
6,100	Encore Energy Partners LP	120,902
18,500	EV Energy Partner LP	559,255
10,600	Pioneer Southwest Energy Partners LP	237,970

		918,127

See Notes to Financial Statements.

3

Munder Energy Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a)

LIMITED PARTNERSHIPS (Continued)
Energy (Continued)
Oil & Gas Refining & Marketing — 0.6%
11,600	Calumet Specialty Products Partners LP	$212,628
2,000	NuStar Energy LP	112,180

		324,808

Oil & Gas Storage & Transportation — 4.1%
4,050	DCP Midstream Partners LP	119,759
55,800	Eagle Rock Energy Partners LP	323,082
5,600	Enbridge Energy Partners LP	300,664
5,500	Genesis Energy LP	103,950
11,800	Global Partners LP/MA	270,928
8,900	MarkWest Energy Partners LP	260,503
2,700	Plains All American Pipeline LP	142,695
10,500	Regency Energy Partners LP	219,975
8,400	Sunoco Logistics Partners LP	561,876

		2,303,432

TOTAL LIMITED PARTNERSHIPS
(Cost $2,897,664)		3,733,554

INVESTMENT COMPANY SECURITIES — 0.8%
3,000	Energy Select Sector SPDR Fund	171,030
131,932	State Street Institutional Liquid Reserves Fund	131,932
2,025	Vanguard Energy ETF	168,824

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $464,101)		471,786

TOTAL INVESTMENTS
(Cost $35,219,216)	99.8%	55,988,999
OTHER ASSETS AND LIABILITIES (Net)	0.2	136,761

NET ASSETS	100.0%	$56,125,760

†	Non-income producing security.

(a)	As of December 31, 2009, the values of the securities of the Fund were determined based on Level 1 inputs established by Topic 820 (see Notes to Financial Statements, Note 2).

ABBREVIATION:
ADR — American Depositary Receipt

See Notes to Financial Statements.

4

At December 31, 2009, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets		Value

COMMON STOCKS:
United States	87.1%		$48,862,481
Canada	1.3		702,340
United Kingdom	1.2		689,686
Russian Federation	1.2		658,950
Switzerland	0.7		398,088
Italy	0.6		318,843
Bermuda	0.2		122,584
China	0.0	#	19,647
Kazakhstan	0.0	#	11,040

TOTAL COMMON STOCKS	92.3		51,783,659
LIMITED PARTNERSHIPS	6.7		3,733,554
INVESTMENT COMPANY SECURITIES	0.8		471,786

TOTAL INVESTMENTS	99.8		55,988,999
OTHER ASSETS AND LIABILITIES (Net)	0.2		136,761

NET ASSETS	100.0%		$56,125,760

#	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

5

Munder Energy Fund

Statement of Assets and Liabilities, December 31, 2009 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$55,988,999
Foreign currency, at value	21,826
Cash	313,747
Dividends receivable	55,392
Receivable for investment securities sold	108,077
Receivable for Fund shares sold	23,902
Prepaid expenses and other assets	40,736

Total Assets	56,552,679

LIABILITIES:
Payable for Fund shares redeemed	228,716
Trustees’ fees and expenses payable	93,701
Transfer agency/record keeping fees payable	29,130
Distribution and shareholder servicing fees payable — Class A, B and C Shares	22,347
Administration fees payable	7,857
Custody fees payable	2,998
Investment advisory fees payable	1,163
Accrued expenses and other payables	41,007

Total Liabilities	426,919

NET ASSETS	$56,125,760

Investments, at cost	$35,219,216

Foreign currency, at cost	$21,752

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated net investment loss	$(24,975)
Accumulated net realized loss on investments sold	(5,603,159)
Net unrealized appreciation of investments	20,769,871
Paid-in capital	40,984,023

$56,125,760

NET ASSETS:
Class Y Shares	$1,293,197

Class A Shares	$37,353,867

Class B Shares	$5,615,144

Class C Shares	$11,863,552

SHARES OUTSTANDING:
Class Y Shares	73,867

Class A Shares	2,180,470

Class B Shares	350,511

Class C Shares	740,152

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$17.51

CLASS A SHARES:
Net asset value and redemption price per share	$17.13

Maximum sales charge	5.50%
Maximum offering price per share	$18.13

CLASS B SHARES:
Net asset value and offering price per share*	$16.02

CLASS C SHARES:
Net asset value and offering price per share*	$16.03

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Energy Fund

Statement of Operations, For the Period Ended December 31, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends(a)	$632,185

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	45,824
Class B Shares	29,287
Class C Shares	58,092
Investment advisory fees	206,387
Transfer agency/record keeping fees	91,723
Administration fees	46,136
Trustees’ fees and expenses	35,339
Registration and filing fees	27,497
Legal and audit fees	23,831
Custody fees	16,438
Other	32,804

Total Expenses	613,358

NET INVESTMENT INCOME	18,827

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	2,844,659
Foreign currency-related transactions	(569)
Net change in unrealized appreciation/(depreciation) of:
Securities	8,746,889
Foreign currency-related transactions	156

Net realized and unrealized gain on investments	11,591,135

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,609,962

(a)	Net of foreign withholding taxes of $18,219.

See Notes to Financial Statements.

8

Munder Energy Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009(a)

Net investment income/(loss)	$18,827	$(101,775)
Net realized gain/(loss) from security transactions and foreign currency-related transactions	2,844,090	(4,538,337)
Net change in net unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	8,747,045	(53,528,455)

Net increase/(decrease) in net assets resulting from operations	11,609,962	(58,168,567)
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	471,241	98,493
Class A Shares	(2,892,665)	3,969,512
Class B Shares	(2,213,797)	(15,655,921)
Class C Shares	(1,419,581)	(2,954,247)
Class K Shares	—	(6,218)
Short-term trading fees	—	1,321

Net increase/(decrease) in net assets	5,555,160	(72,715,627)
NET ASSETS:
Beginning of period	50,570,600	123,286,227

End of period	$56,125,760	$50,570,600

Accumulated net investment loss	$(24,975)	$(43,802)

(a)	On March 16, 2009, all outstanding Class K Shares of the Fund were redeemed.

See Notes to Financial Statements.

9

Munder Energy Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009(a)

Amount
Class Y Shares:
Sold	$565,824	$202,764
Redeemed	(94,583)	(104,271)

Net increase	$471,241	$98,493

Class A Shares:
Sold*	$2,761,914	$13,837,100
Redeemed	(5,654,579)	(9,867,588)

Net increase/(decrease)	$(2,892,665)	$3,969,512

Class B Shares:
Sold	$185,768	$719,762
Redeemed*	(2,399,565)	(16,375,683)

Net decrease	$(2,213,797)	$(15,655,921)

Class C Shares:
Sold	$371,318	$1,192,115
Redeemed	(1,790,899)	(4,146,362)

Net decrease	$(1,419,581)	$(2,954,247)

Class K Shares:
Redeemed	$—	$(6,218)

Net decrease	$—	$(6,218)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

(a)	On March 16, 2009, all outstanding Class K Shares of the Fund were redeemed.

See Notes to Financial Statements.

10

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009(a)

Shares
Class Y Shares:
Sold	33,335	13,636
Redeemed	(5,741)	(6,948)

Net increase	27,594	6,688

Class A Shares:
Sold*	184,157	1,015,234
Redeemed	(355,687)	(632,841)

Net increase/(decrease)	(171,530)	382,393

Class B Shares:
Sold	12,411	45,291
Redeemed*	(170,647)	(1,219,165)

Net decrease	(158,236)	(1,173,874)

Class C Shares:
Sold	24,573	85,295
Redeemed	(123,297)	(257,363)

Net decrease	(98,724)	(172,068)

Class K Shares:
Redeemed	—	(526)

Net decrease	—	(526)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

(a)	On March 16, 2009, all outstanding Class K Shares of the Fund were redeemed.

See Notes to Financial Statements.

11

Munder Energy Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares
	Period Ended		Year	Year	Year		Year	Year
	12/31/09(b)		Ended	Ended	Ended		Ended	Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)		6/30/06(b)	6/30/05(b)

Net asset value, beginning of period	$14.09		$27.54	$21.71	$17.65		$13.49	$9.65

Income/(loss) from investment operations:
Net investment income/(loss)	0.04		0.09	0.01	(0.00	)(c)	0.01	(0.02)
Net realized and unrealized gain/(loss) on investments	3.38		(13.54)	5.82	4.06		4.15	3.86

Total from investment operations	3.42		(13.45)	5.83	4.06		4.16	3.84

Short-term trading fees	—		0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$17.51		$14.09	$27.54	$21.71		$17.65	$13.49

Total return(d)	24.27%		(48.84)%	26.91%	22.95%		30.84%	39.79%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,293		$652	$1,090	$708		$582	$364
Ratio of operating expenses to average net assets	1.74	%(e)	1.59%	1.30%	1.43%		1.31%	1.43%
Ratio of net investment income/(loss) to average net assets	0.55	%(e)	0.55%	0.05%	(0.02)%		0.04%	(0.14)%
Portfolio turnover rate	29%		58%	27%	26%		25%	38%
Ratio of operating expenses to average net assets without expense reimbursements	1.74	%(e)	1.59%	1.30%	1.43%		1.31%	1.43%

(a)	Class Y Shares and Class A Shares of the Fund commenced operations on March 13, 2001.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

12

A Shares
Period Ended		Year	Year	Year	Year	Year
12/31/09(b)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)	6/30/05(b)

$13.80		$27.05	$21.37	$17.43	$13.35	$9.57

0.02		0.05	(0.05)	(0.06)	(0.04)	(0.04)

3.31		(13.30)	5.73	4.00	4.12	3.82

3.33		(13.25)	5.68	3.94	4.08	3.78

—		0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

$17.13		$13.80	$27.05	$21.37	$17.43	$13.35

24.13%		(48.98)%	26.58%	22.60%	30.56%	39.50%

$37,354		$32,458	$53,279	$44,832	$49,784	$38,557

1.99	%(e)	1.83%	1.55%	1.68%	1.56%	1.68%

0.30	%(e)	0.31%	(0.22)%	(0.32)%	(0.23)%	(0.38)%
29%		58%	27%	26%	25%	38%

1.99	%(e)	1.83%	1.55%	1.68%	1.56%	1.68%

See Notes to Financial Statements.

13

Munder Energy Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	B Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/09(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)	6/30/05(b)

Net asset value, beginning of period	$12.95		$25.57	$20.36	$16.72	$12.91	$9.32

Income/(loss) from investment operations:
Net investment income/(loss)	(0.03)		(0.10)	(0.22)	(0.18)	(0.16)	(0.13)
Net realized and unrealized gain/(loss) on investments	3.10		(12.52)	5.43	3.82	3.97	3.72

Total from investment operations	3.07		(12.62)	5.21	3.64	3.81	3.59

Short-term trading fees	—		0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$16.02		$12.95	$25.57	$20.36	$16.72	$12.91

Total return(d)	23.71%		(49.35)%	25.59%	21.77%	29.51%	38.52%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,615		$6,589	$43,030	$39,957	$43,115	$42,838
Ratio of operating expenses to average net assets	2.75	%(e)	2.56%	2.31%	2.43%	2.31%	2.43%
Ratio of net investment income/(loss) to average net assets	(0.45	)%(e)	(0.64)%	(1.00)%	(1.06)%	(1.03)%	(1.18)%
Portfolio turnover rate	29%		58%	27%	26%	25%	38%
Ratio of operating expenses to average net assets without expense reimbursements	2.75	%(e)	2.56%	2.31%	2.43%	2.31%	2.43%

(a)	Class B and Class C Shares (known as Class II Shares prior to October 31, 2003) commenced operations on March 13, 2001.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

14

C Shares
Period Ended		Year	Year	Year	Year	Year
12/31/09(b)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)	6/30/05(b)

$12.96		$25.59	$20.37	$16.74	$12.92	$9.33

(0.03)		(0.08)	(0.22)	(0.18)	(0.15)	(0.13)

3.10		(12.55)	5.44	3.81	3.97	3.72

3.07		(12.63)	5.22	3.63	3.82	3.59

—		0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

$16.03		$12.96	$25.59	$20.37	$16.74	$12.92

23.69%		(49.36)%	25.63%	21.68%	29.57%	38.48%

$11,864		$10,872	$25,873	$22,047	$22,948	$16,996

2.75	%(e)	2.58%	2.30%	2.43%	2.31%	2.43%

(0.45	)%(e)	(0.51)%	(0.99)%	(1.06)%	(0.99)%	(1.18)%
29%		58%	27%	26%	25%	38%

2.75	%(e)	2.58%	2.30%	2.43%	2.31%	2.43%

See Notes to Financial Statements.

15

[This Page Intentionally Left Blank]

16

Munder Energy Fund

Notes to Financial Statements, December 31, 2009 (Unaudited)

1.	Organization

As of December 31, 2009, the Munder Funds consisted of 16 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MST II”). Information presented in these financial statements pertains only to the Munder Energy Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s investment objective is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 4 classes of shares — Class A, Class B, Class C and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2009, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if

17

Munder Energy Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

Munder Energy Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$55,988,999
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$55,988,999

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector and industry.

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains/(losses) from security transactions.

Foreign Currency Spot Contracts: The Fund is subject to foreign currency rate risk in the normal course of pursuing its investment objectives. The Fund may use foreign currency spot contracts in an effort to facilitate transactions in foreign securities or to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Foreign currency spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or

19

Munder Energy Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income, if any, is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities, if any, are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2009.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2006.

20

Munder Energy Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2009, the Advisor earned $46,136 before payment of sub-administration fees and $28,619 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2009, the Fund paid an annual effective rate of 0.1677% for administrative services.

Each Trustee of MST and MST II is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any fund, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2009, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST or MST II.

21

Munder Energy Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) with respect to all classes of shares, except Class Y Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, provides for payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates payable under the Plan for each class during its applicable period of operations, as a percentage of average daily net assets, were as follows:

Class A	Class B	Class C
Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees

0.25%	1.00%	1.00%

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $15,892,286 and $21,921,216, respectively, for the period ended December 31, 2009.

At December 31, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $21,213,213, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $443,430 and net appreciation for financial reporting purposes was $20,769,783. At December 31, 2009, aggregate cost for financial reporting purposes was $35,219,216.

6.	Investment Concentration

The Fund invests primarily in domestic and, to a lesser extent, foreign energy-related companies. As a result, the Fund is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services and tax and other government regulation. As of December 31, 2009, more than 25% of the Fund’s net assets were invested in

22

Munder Energy Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

issuers in the oil, gas & consumable fuels industry. When the Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

7.	Revolving Line of Credit

Effective December 9, 2009, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes an annual commitment fee equal to 0.15% per annum through December 8, 2010 on the daily amount of the unused commitment. Prior to December 9, 2009, borrowings under the line were limited to the lesser of $75,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest was payable on outstanding borrowings at the higher of (a) the federal funds rate plus 0.50% or (b) the overnight LIBOR rate plus 0.50%, and the annual commitment fee was equal to 0.11% per annum on the daily amount of the unused commitment. During the period ended December 31, 2009, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2009, total commitment fees for the Fund were $418.

8.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by

23

Munder Energy Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2009, permanent differences resulting primarily from foreign currency gains and losses, net operating losses and partnership basis adjustments were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net	Accumulated Net
Investment Income	Realized Loss	Paid-in Capital

$93,862	$1,735	$(95,597)

At June 30, 2009, the components of distributable earnings on a tax basis were as follows:

Post October	Capital Loss	Unrealized
Loss	Carryover	Appreciation	Total

$(6,690,506)	$(1,652,830)	$11,918,592	$3,575,256

The differences between book and tax distributable earnings were primarily due to wash sales, deferred trustees’ fees and partnership basis adjustments.

As determined at June 30, 2009, the Fund had available for Federal income tax purposes, $1,652,830 of unused capital losses which expire in 2012.

The Fund utilized capital loss carryforwards during the year ended June 30, 2009 in the amount of $2,162,375.

Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer capital losses and net foreign currency losses arising between November 1, 2008 and June 30, 2009 of $6,690,185 and $321, respectively.

10.	Subsequent Events

Management has reviewed subsequent events through February 18, 2010, the date for which these financial statements were issued, and determined that no events have occurred that require disclosure.

11.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be

24

Munder Energy Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

25

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

James V. FitzGerald, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PNC Global Investment Servicing
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNENERG1209

SEMI-ANNUAL REPORT
December 31, 2009

Munder Index 500 Fund
Class Y, A, B, K & R Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR SHAREHOLDER:

The stock market rally that began in March of 2009 continued through the last half of the calendar year. As a result, most broad stock market indices posted double-digit returns for the six months ended December 31, 2009 and for the year as a whole. This was a welcome relief from the grim double-digit declines that characterized 2008.

For the six months ended December 31, 2009, the broad stock market, measured by the S&P 500® Index, had a return of 22.59%, the result of a 15.61% return in the third quarter and a 6.04% return in the fourth quarter of 2009. Mid-capitalization stocks, measured by the S&P MidCap 400® Index, were the sweet spot of the market and posted a return of 26.65%, besting both the larger-cap S&P 500® Index and the small-cap S&P SmallCap 600® Index. While growth and value stocks had relatively similar returns in the large-cap segment of the market, value stocks had stronger performance in both the small-cap and mid-cap segments.

In the international equity markets, measured by the MSCI EAFE Index (net dividends), a similar rally was evident during 2009. The Index, which reflects the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 22.07% return for the six-month period.

The fixed income markets also had positive returns for the six months ended December 31, 2009, with the Barclays Capital U.S. Aggregate Bond Index, a commonly followed benchmark representing the broad fixed income market, posting a 3.96% return. All segments of the index posted positive returns for the six-month period. With investors’ growing willingness to assume some risk, the U.S. Treasury segment had the weakest performance, while the corporate and asset-backed segments generated the strongest returns. The 6.10% return for the Barclays Capital Municipal Bond Index, a broad measure of the performance of the municipal bond market, evidenced a similar phenomenon. Higher quality municipal bonds underperformed their lower quality counterparts.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munderfunds.com. Thank you for your confidence in the Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

James V. FitzGerald
President and Principal Executive Officer, The Munder Funds
President and Chief Operating Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example

1	Portfolio of Investments
20	Statement of Assets and Liabilities
22	Statement of Operations
23	Statements of Changes in Net Assets
24	Statements of Changes in Net Assets — Capital Stock Activity
26	Financial Highlights
31	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munderfunds.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munderfunds.com.

Equity securities (stocks) are more volatile and carry more risk, but generally provide greater return potential, than investments in certain other securities, like high-grade fixed income securities. Large-cap stocks generally have less volatility than smaller-cap and certain specialty securities, such as technology investments. Because the Fund’s goal is to invest in securities included in an index without regard to market trends, it may be particularly susceptible to a general decline in the market represented by that index.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2009. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2009, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munderfunds.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

 SECTOR ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2009. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: David Jones, Eric Lessnau and Kevin Yousif

The broad stock market, as measured by the S&P 500® Index, had a 22.59% return for the six-month period ended December 31, 2009. As expected, the Fund’s 22.60% return was in line with the 22.59% return of the S&P 500® Index and the 22.34% median return for the Lipper universe of funds with the objective of tracking the S&P 500® Index.

The Fund’s goal is to closely track the total return of the S&P 500® Index. The weight of each of the 500 stocks held in the Fund is monitored relative to its weight in the S&P 500® universe of stocks. Cash inflows are invested promptly to reduce their impact on the Fund’s total return.

During the six months ended December 31, 2009, the Fund’s return was boosted by the settlement of class action and direct litigation involving former Fund investments. The Fund routinely participates in class action litigation in which it is an eligible class member by virtue of past Fund investments. In addition, from time to time, the Fund may opt out of a class action to pursue a direct claim against an issuer.

In terms of investment performance, all ten sectors of the S&P 500® Index posted positive double-digit returns for the six months ended December 31, 2009. The two strongest sectors were materials and consumer discretionary, both posting returns of just over 30%. Other sectors showing relative strength included information technology and industrials. The two weakest sectors, which still earned returns in excess of 13%, were telecommunication services and utilities.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P 500® Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. You cannot invest directly in an index, securities in the Fund may not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of funds with the objective of tracking the S&P 500® Index represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A or Class B Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/09	12/31/09	7/1/09-12/31/09	Ratio

Actual
Class Y	$1,000.00	$1,226.02	$3.25	0.58%
Class A	$1,000.00	$1,224.99	$4.09	0.73%
Class B	$1,000.00	$1,222.66	$6.05	1.08%
Class K	$1,000.00	$1,224.49	$4.65	0.83%
Class R	$1,000.00	$1,222.92	$6.05	1.08%

Hypothetical
Class Y	$1,000.00	$1,022.28	$2.96	0.58%
Class A	$1,000.00	$1,021.53	$3.72	0.73%
Class B	$1,000.00	$1,019.76	$5.50	1.08%
Class K	$1,000.00	$1,021.02	$4.23	0.83%
Class R	$1,000.00	$1,019.76	$5.50	1.08%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

[This Page Intentionally Left Blank]

vi

Munder Index 500 Fund

Portfolio of Investments, December 31, 2009 (Unaudited)

Shares		Value(a)

COMMON STOCKS — 98.6%
Consumer Discretionary — 9.5%
Auto Components — 0.2%
8,243	Goodyear Tire & Rubber Co/The †	$116,226
22,645	Johnson Controls Inc	616,850

		733,076

Automobiles — 0.4%
111,595	Ford Motor Co †	1,115,950
7,993	Harley-Davidson Inc	201,424

		1,317,374

Distributors — 0.1%
5,436	Genuine Parts Co	206,351

Diversified Consumer Services — 0.2%
4,346	Apollo Group Inc, Class A †	263,281
2,109	DeVry Inc	119,643
11,426	H&R Block Inc	258,456

		641,380

Hotels, Restaurants & Leisure — 1.5%
14,745	Carnival Corp †	467,269
4,751	Darden Restaurants Inc	166,617
10,097	International Game Technology	189,521
8,595	Marriott International Inc/DE, Class A	234,214
36,416	McDonald’s Corp	2,273,815
25,118	Starbucks Corp †	579,221
6,366	Starwood Hotels & Resorts Worldwide Inc	232,805
6,086	Wyndham Worldwide Corp	122,755
2,349	Wynn Resorts Ltd	136,782
15,898	Yum! Brands Inc	555,953

		4,958,952

Household Durables — 0.3%
2,050	Black & Decker Corp	132,901
9,401	DR Horton Inc	102,189
5,119	Fortune Brands Inc	221,141
2,362	Harman International Industries Inc	83,331
5,320	Leggett & Platt Inc	108,528
5,255	Lennar Corp, Class A	67,106
9,463	Newell Rubbermaid Inc	142,040

See Notes to Financial Statements.

1

Munder Index 500 Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Household Durables (Continued)
10,770	Pulte Homes Inc †	$107,700
2,522	Whirlpool Corp	203,425

		1,168,361

Internet & Catalog Retail — 0.6%
11,250	Amazon.com Inc †	1,513,350
7,175	Expedia Inc †	184,469
1,483	priceline.com Inc †	324,036

		2,021,855

Leisure Equipment & Products — 0.1%
9,701	Eastman Kodak Co †	40,938
4,290	Hasbro Inc	137,537
12,266	Mattel Inc	245,075

		423,550

Media — 2.9%
23,094	CBS Corp, Class B	324,470
96,328	Comcast Corp, Class A	1,624,090
32,288	DIRECTV, Class A †	1,076,805
7,999	Gannett Co Inc	118,785
16,565	Interpublic Group of Cos Inc †	122,250
10,727	McGraw-Hill Cos Inc/The	359,462
1,307	Meredith Corp	40,321
3,939	New York Times Co/The, Class A †	48,686
76,032	News Corp, Class A	1,040,878
10,590	Omnicom Group Inc	414,598
3,040	Scripps Networks Interactive Inc, Class A	126,160
12,007	Time Warner Cable Inc	496,970
39,398	Time Warner Inc	1,148,058
20,482	Viacom Inc, Class B †	608,930
65,019	Walt Disney Co/The	2,096,863
211	Washington Post Co/The, Class B	92,755

		9,740,081

Multiline Retail — 0.8%
2,815	Big Lots Inc †	81,579
4,761	Family Dollar Stores Inc	132,499
8,037	JC Penney Co Inc	213,864

See Notes to Financial Statements.

2

Shares		Value(a)

Consumer Discretionary (Continued)
Multiline Retail (Continued)
10,413	Kohl’s Corp †	$561,573
14,330	Macy’s Inc	240,171
5,613	Nordstrom Inc	210,936
1,700	Sears Holdings Corp †	141,865
25,386	Target Corp	1,227,921

		2,810,408

Specialty Retail — 1.9%
2,997	Abercrombie & Fitch Co, Class A	104,445
3,215	AutoNation Inc †	61,567
1,038	AutoZone Inc †	164,077
8,924	Bed Bath & Beyond Inc †	344,734
11,634	Best Buy Co Inc	459,078
5,611	GameStop Corp, Class A †	123,105
16,065	Gap Inc/The	336,562
57,378	Home Depot Inc	1,659,946
49,672	Lowe’s Cos Inc	1,161,828
9,098	Ltd Brands Inc	175,045
4,659	O’Reilly Automotive Inc †	177,601
9,362	Office Depot Inc †	60,385
4,265	RadioShack Corp	83,167
4,221	Ross Stores Inc	180,279
3,212	Sherwin-Williams Co/The	198,020
24,615	Staples Inc	605,283
4,229	Tiffany & Co	181,847
14,162	TJX Cos Inc	517,621

		6,594,590

Textiles, Apparel & Luxury Goods — 0.5%
10,839	Coach Inc	395,949
13,146	NIKE Inc, Class B	868,556
1,970	Polo Ralph Lauren Corp	159,531
3,038	VF Corp	222,503

		1,646,539

Total Consumer Discretionary		32,262,517

Consumer Staples — 11.2%
Beverages — 2.6%
3,744	Brown-Forman Corp, Class B	200,566
78,191	Coca-Cola Co/The	4,456,887

See Notes to Financial Statements.

3

Munder Index 500 Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Consumer Staples (Continued)
Beverages (Continued)
10,808	Coca-Cola Enterprises Inc	$229,129
6,771	Constellation Brands Inc, Class A †	107,862
8,656	Dr Pepper Snapple Group Inc	244,965
5,343	Molson Coors Brewing Co, Class B	241,290
4,908	Pepsi Bottling Group Inc	184,050
52,655	PepsiCo Inc/NC	3,201,424

		8,866,173

Food & Staples Retailing — 2.7%
14,712	Costco Wholesale Corp	870,509
47,597	CVS Caremark Corp	1,533,099
22,199	Kroger Co/The	455,746
13,713	Safeway Inc	291,950
7,223	SUPERVALU Inc	91,804
20,140	Sysco Corp	562,712
71,999	Wal-Mart Stores Inc (c)	3,848,347
33,367	Walgreen Co	1,225,236
4,787	Whole Foods Market Inc †	131,403

		9,010,806

Food Products — 1.6%
21,675	Archer-Daniels-Midland Co	678,644
6,408	Campbell Soup Co	216,590
15,065	ConAgra Foods Inc	347,248
6,143	Dean Foods Co †	110,820
11,089	General Mills Inc	785,212
5,651	Hershey Co/The	202,249
10,740	HJ Heinz Co	459,243
2,378	Hormel Foods Corp	91,434
4,053	JM Smucker Co/The	250,273
8,578	Kellogg Co	456,350
49,845	Kraft Foods Inc, Class A	1,354,787
4,453	McCormick & Co Inc/MD	160,887
23,705	Sara Lee Corp	288,727
10,404	Tyson Foods Inc, Class A	127,657

		5,530,121

See Notes to Financial Statements.

4

Shares		Value(a)

Consumer Staples (Continued)
Household Products — 2.5%
4,748	Clorox Co	$289,628
16,777	Colgate-Palmolive Co	1,378,231
14,016	Kimberly-Clark Corp	892,959
98,591	Procter & Gamble Co/The	5,977,572

		8,538,390

Personal Products — 0.3%
14,549	Avon Products Inc	458,293
4,021	Estee Lauder Cos Inc/The, Class A	194,456
6,900	Mead Johnson Nutrition Co, Class A	301,530

		954,279

Tobacco — 1.5%
69,925	Altria Group Inc	1,372,628
5,420	Lorillard Inc	434,846
64,272	Philip Morris International Inc	3,097,268
5,758	Reynolds American Inc	305,001

		5,209,743

Total Consumer Staples		38,109,512

Energy — 11.3%
Energy Equipment & Services — 1.8%
10,559	Baker Hughes Inc	427,428
9,954	BJ Services Co	185,144
8,326	Cameron International Corp †	348,027
2,368	Diamond Offshore Drilling Inc	233,059
4,172	FMC Technologies Inc †	241,309
30,434	Halliburton Co	915,759
9,679	Nabors Industries Ltd †	211,873
14,116	National Oilwell Varco Inc	622,374
3,876	Rowan Cos Inc †	87,753
40,518	Schlumberger Ltd	2,637,317
8,348	Smith International Inc	226,815

		6,136,858

Oil, Gas & Consumable Fuels — 9.5%
16,585	Anadarko Petroleum Corp	1,035,236
11,343	Apache Corp	1,170,257
3,531	Cabot Oil & Gas Corp	153,916
21,865	Chesapeake Energy Corp	565,866

See Notes to Financial Statements.

5

Munder Index 500 Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Energy (Continued)
Oil, Gas & Consumable Fuels (Continued)
67,699	Chevron Corp	$5,212,146
50,066	ConocoPhillips	2,556,871
6,157	Consol Energy Inc	306,619
8,500	Denbury Resources Inc †	125,800
14,985	Devon Energy Corp	1,101,397
23,894	El Paso Corp	234,878
8,515	EOG Resources Inc	828,510
160,193	Exxon Mobil Corp (c)	10,923,561
9,822	Hess Corp	594,231
23,885	Marathon Oil Corp	745,690
2,912	Massey Energy Co	122,333
6,502	Murphy Oil Corp	352,408
5,908	Noble Energy Inc	420,768
27,389	Occidental Petroleum Corp	2,228,095
9,120	Peabody Energy Corp	412,315
3,921	Pioneer Natural Resources Co	188,875
5,358	Range Resources Corp	267,096
11,739	Southwestern Energy Co †	565,820
22,010	Spectra Energy Corp	451,425
3,983	Sunoco Inc	103,956
4,755	Tesoro Corp/Texas	64,430
19,177	Valero Energy Corp	321,215
19,865	Williams Cos Inc/The	418,754
19,583	XTO Energy Inc	911,197

		32,383,665

Total Energy		38,520,523

Financials — 14.2%
Capital Markets — 2.7%
8,689	Ameriprise Financial Inc	337,307
40,636	Bank of New York Mellon Corp/The	1,136,589
32,156	Charles Schwab Corp/The	605,176
52,761	E*Trade Financial Corp †	92,332
3,014	Federated Investors Inc, Class B	82,885
5,028	Franklin Resources Inc	529,700
17,347	Goldman Sachs Group Inc/The	2,928,867
14,468	Invesco Ltd	339,853
6,206	Janus Capital Group Inc	83,471

See Notes to Financial Statements.

6

Shares		Value(a)

Financials (Continued)
Capital Markets (Continued)
5,533	Legg Mason Inc	$166,875
45,872	Morgan Stanley	1,357,811
8,226	Northern Trust Corp	431,042
16,692	State Street Corp	726,770
8,727	T Rowe Price Group Inc	464,713

		9,283,391

Commercial Banks — 2.7%
23,226	BB&T Corp	589,244
5,149	Comerica Inc (d)	152,256
27,101	Fifth Third Bancorp	264,235
7,562	First Horizon National Corp †	101,325
24,342	Huntington Bancshares Inc/OH	88,848
29,938	KeyCorp	166,156
2,813	M&T Bank Corp	188,162
17,178	Marshall & Ilsley Corp	93,620
15,569	PNC Financial Services Group Inc	821,888
40,490	Regions Financial Corp	214,192
16,998	SunTrust Banks Inc	344,889
64,533	US Bancorp	1,452,638
172,468	Wells Fargo & Co	4,654,911
4,868	Zions Bancorporation	62,456

		9,194,820

Consumer Finance — 0.8%
40,127	American Express Co	1,625,946
15,182	Capital One Financial Corp	582,078
18,255	Discover Financial Services	268,531
15,934	SLM Corp †	179,576

		2,656,131

Diversified Financial Services — 4.3%
335,307	Bank of America Corp (c)	5,049,723
658,009	Citigroup Inc (c)	2,178,010
2,244	CME Group Inc	753,872
2,493	IntercontinentalExchange Inc †	279,964
132,974	JPMorgan Chase & Co	5,541,027
6,477	Leucadia National Corp †	154,088
6,683	Moody’s Corp	179,104

See Notes to Financial Statements.

7

Munder Index 500 Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Financials (Continued)
Diversified Financial Services (Continued)
4,836	NASDAQ OMX Group Inc/The †	$95,849
8,860	NYSE Euronext	224,158

		14,455,795

Insurance — 2.4%
15,788	Aflac Inc	730,195
18,278	Allstate Corp/The	549,071
4,585	American International Group Inc †	137,458
9,353	AON Corp	358,594
4,018	Assurant Inc	118,451
11,526	Chubb Corp	566,849
5,542	Cincinnati Financial Corp	145,422
16,398	Genworth Financial Inc, Class A †	186,117
13,094	Hartford Financial Services Group Inc	304,566
10,294	Lincoln National Corp	256,115
12,177	Loews Corp	442,634
17,850	Marsh & McLennan Cos Inc	394,128
27,629	MetLife Inc	976,685
10,868	Principal Financial Group Inc	261,267
22,751	Progressive Corp/The †	409,291
15,657	Prudential Financial Inc	779,092
2,819	Torchmark Corp	123,895
18,436	Travelers Cos Inc/The	919,219
11,293	Unum Group	220,439
11,660	XL Capital Ltd, Class A	213,728

		8,093,216

Real Estate Investment Trusts (REITs) — 1.2%
3,988	Apartment Investment & Management Co, Class A	63,489
2,723	AvalonBay Communities Inc	223,586
4,722	Boston Properties Inc	316,705
9,336	Equity Residential	315,370
9,987	HCP Inc	305,003
4,085	Health Care REIT Inc	181,047
21,747	Host Hotels & Resorts Inc	253,787
13,677	Kimco Realty Corp	185,050
5,548	Plum Creek Timber Co Inc	209,492
16,125	ProLogis	220,751
4,621	Public Storage	376,380

See Notes to Financial Statements.

8

Shares		Value(a)

Financials (Continued)
Real Estate Investment Trusts (Continued)
9,707	Simon Property Group Inc	$774,619
5,334	Ventas Inc	233,309
5,339	Vornado Realty Trust	373,410

		4,031,998

Real Estate Management & Development — 0.0%#
9,191	CB Richard Ellis Group Inc, Class A †	124,722

Thrifts & Mortgage Finance — 0.1%
16,073	Hudson City Bancorp Inc	220,682
11,871	People’s United Financial Inc	198,246

		418,928

Total Financials		48,259,001

Health Care — 12.4%
Biotechnology — 1.5%
34,153	Amgen Inc †	1,932,035
9,843	Biogen Idec Inc †	526,600
15,508	Celgene Corp †	863,485
2,543	Cephalon Inc †	158,709
8,955	Genzyme Corp †	438,885
30,367	Gilead Sciences Inc †	1,314,284

		5,233,998

Health Care Equipment & Supplies — 2.0%
20,343	Baxter International Inc	1,193,727
8,001	Becton Dickinson and Co	630,959
51,371	Boston Scientific Corp †	462,339
6,134	CareFusion Corp †	153,411
3,257	CR Bard Inc	253,720
5,063	DENTSPLY International Inc	178,066
5,489	Hospira Inc †	279,939
1,292	Intuitive Surgical Inc †	391,889
37,348	Medtronic Inc	1,642,565
11,279	St Jude Medical Inc †	414,842
9,618	Stryker Corp	484,459
4,277	Varian Medical Systems Inc †	200,377
7,186	Zimmer Holdings Inc †	424,765

		6,711,058

See Notes to Financial Statements.

9

Munder Index 500 Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Health Care (Continued)
Health Care Providers & Services — 2.1%
14,628	Aetna Inc	$463,708
9,721	AmerisourceBergen Corp	253,426
12,256	Cardinal Health Inc	395,133
9,292	CIGNA Corp	327,729
5,097	Coventry Health Care Inc †	123,806
3,448	DaVita Inc †	202,536
9,270	Express Scripts Inc †	801,391
5,781	Humana Inc †	253,728
3,583	Laboratory Corp of America Holdings †	268,152
9,069	McKesson Corp	566,813
16,143	Medco Health Solutions Inc †	1,031,699
3,167	Patterson Cos Inc †	88,613
5,316	Quest Diagnostics Inc/DE	320,980
14,754	Tenet Healthcare Corp †	79,524
39,211	UnitedHealth Group Inc	1,195,151
15,466	WellPoint Inc †	901,513

		7,273,902

Health Care Technology — 0.0%#
6,215	IMS Health Inc	130,888

Life Sciences Tools & Services — 0.4%
6,009	Life Technologies Corp †	313,850
1,892	Millipore Corp †	136,886
3,976	PerkinElmer Inc	81,866
13,778	Thermo Fisher Scientific Inc †	657,073
3,254	Waters Corp †	201,618

		1,391,293

Pharmaceuticals — 6.4%
52,193	Abbott Laboratories	2,817,900
10,376	Allergan Inc/United States	653,792
57,759	Bristol-Myers Squibb Co	1,458,415
34,120	Eli Lilly & Co	1,218,425
10,280	Forest Laboratories Inc †	330,091
93,103	Johnson & Johnson (c)	5,996,764
8,455	King Pharmaceuticals Inc †	103,743
103,070	Merck & Co Inc	3,766,178
10,404	Mylan Inc/PA †	191,745

See Notes to Financial Statements.

10

Shares		Value(a)

Health Care (Continued)
Pharmaceuticals (Continued)
272,299	Pfizer Inc (c)	$4,953,119
3,602	Watson Pharmaceuticals Inc †	142,675

		21,632,847

Total Health Care		42,373,986

Industrials — 10.1%
Aerospace & Defense — 2.7%
24,518	Boeing Co/The	1,327,159
13,018	General Dynamics Corp	887,437
4,224	Goodrich Corp	271,392
25,627	Honeywell International Inc	1,004,579
6,215	ITT Corp	309,134
3,972	L-3 Communications Holdings Inc	345,365
10,793	Lockheed Martin Corp	813,253
10,587	Northrop Grumman Corp	591,284
4,778	Precision Castparts Corp	527,252
12,931	Raytheon Co	666,205
5,372	Rockwell Collins Inc	297,394
31,636	United Technologies Corp	2,195,855

		9,236,309

Air Freight & Logistics — 1.0%
5,737	CH Robinson Worldwide Inc	336,934
7,228	Expeditors International of Washington Inc	251,029
10,545	FedEx Corp	879,980
33,501	United Parcel Service Inc, Class B	1,921,952

		3,389,895

Airlines — 0.1%
25,266	Southwest Airlines Co	288,790

Building Products — 0.1%
12,240	Masco Corp	169,034

Commercial Services & Supplies — 0.5%
3,842	Avery Dennison Corp	140,194
4,477	Cintas Corp	116,626
6,141	Iron Mountain Inc †	139,769
7,055	Pitney Bowes Inc	160,572
10,983	Republic Services Inc	310,929
6,996	RR Donnelley & Sons Co	155,801

See Notes to Financial Statements.

11

Munder Index 500 Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Industrials (Continued)
Commercial Services & Supplies (Continued)
2,898	Stericycle Inc †	$159,883
16,522	Waste Management Inc	558,609

		1,742,383

Construction & Engineering — 0.2%
6,129	Fluor Corp	276,050
4,222	Jacobs Engineering Group Inc †	158,790
7,129	Quanta Services Inc †	148,568

		583,408

Electrical Equipment — 0.5%
25,380	Emerson Electric Co	1,081,188
1,644	First Solar Inc †	222,598
4,837	Rockwell Automation Inc/DE	227,242
3,078	Roper Industries Inc	161,195

		1,692,223

Industrial Conglomerates — 2.2%
23,889	3M Co	1,974,904
359,290	General Electric Co (c)	5,436,058
9,208	Textron Inc	173,202

		7,584,164

Machinery — 1.6%
21,013	Caterpillar Inc	1,197,531
6,876	Cummins Inc	315,333
8,825	Danaher Corp	663,640
14,272	Deere & Co	771,972
6,342	Dover Corp	263,891
5,643	Eaton Corp	359,008
1,905	Flowserve Corp	180,080
13,015	Illinois Tool Works Inc	624,590
12,380	PACCAR Inc	449,022
4,018	Pall Corp	145,452
5,469	Parker Hannifin Corp	294,670
1,966	Snap-On Inc	83,083
2,704	Stanley Works/The	139,283

		5,487,555

See Notes to Financial Statements.

12

Shares		Value(a)

Industrials (Continued)
Professional Services — 0.1%
1,798	Dun & Bradstreet Corp	$151,697
4,306	Equifax Inc	133,012
4,290	Monster Worldwide Inc †	74,646
5,175	Robert Half International Inc	138,328

		497,683

Road & Rail — 1.0%
8,845	Burlington Northern Santa Fe Corp	872,294
13,246	CSX Corp	642,299
12,414	Norfolk Southern Corp	650,742
1,906	Ryder System Inc	78,470
17,025	Union Pacific Corp	1,087,897

		3,331,702

Trading Companies & Distributors — 0.1%
4,504	Fastenal Co	187,547
2,132	WW Grainger Inc	206,441

		393,988

Total Industrials		34,397,134

Information Technology — 19.6%
Communications Equipment — 2.6%
194,116	Cisco Systems Inc †	4,647,137
4,466	Harris Corp	212,358
7,394	JDS Uniphase Corp †	61,001
17,863	Juniper Networks Inc †	476,406
78,219	Motorola Inc †	606,980
56,363	QUALCOMM Inc	2,607,352
13,500	Tellabs Inc †	76,680

		8,687,914

Computers & Peripherals — 5.8%
30,392	Apple Inc †	6,408,457
58,102	Dell Inc †	834,345
68,905	EMC Corp/Massachusetts †	1,203,770
80,009	Hewlett-Packard Co	4,121,264
44,326	International Business Machines Corp (c)	5,802,273
2,661	Lexmark International Inc, Class A †	69,133
11,462	NetApp Inc †	394,178
4,024	QLogic Corp †	75,933

See Notes to Financial Statements.

13

Munder Index 500 Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Information Technology (Continued)
Computers & Peripherals (Continued)
7,737	SanDisk Corp †	$224,296
25,672	Sun Microsystems Inc †	240,547
5,854	Teradata Corp †	183,991
7,656	Western Digital Corp †	338,012

		19,896,199

Electronic Equipment & Instruments — 0.6%
11,760	Agilent Technologies Inc †	365,383
5,841	Amphenol Corp, Class A	269,737
52,509	Corning Inc	1,013,949
5,162	FLIR Systems Inc †	168,901
6,283	Jabil Circuit Inc	109,136
4,631	Molex Inc	99,798

		2,026,904

Information Technology Services — 1.6%
3,327	Affiliated Computer Services Inc, Class A †	198,589
17,111	Automatic Data Processing Inc	732,693
9,991	Cognizant Technology Solutions Corp, Class A †	452,592
5,169	Computer Sciences Corp †	297,373
11,169	Fidelity National Information Services Inc	261,801
5,260	Fiserv Inc †	255,005
3,240	Mastercard Inc, Class A	829,375
10,947	Paychex Inc	335,416
10,332	SAIC Inc †	195,688
6,718	Total System Services Inc	116,020
15,115	Visa Inc, Class A	1,321,958
23,354	Western Union Co/The	440,223

		5,436,733

Internet Software & Services — 2.0%
5,874	Akamai Technologies Inc †	148,789
37,958	eBay Inc †	893,531
8,136	Google Inc, Class A †	5,044,157
6,572	VeriSign Inc †	159,305
40,185	Yahoo! Inc †	674,304

		6,920,086

See Notes to Financial Statements.

14

Shares		Value(a)

Information Technology (Continued)
Office Electronics — 0.1%
29,615	Xerox Corp	$250,543

Semiconductors & Semiconductor Equipment — 2.6%
19,110	Advanced Micro Devices Inc †	184,985
10,024	Altera Corp	226,843
9,935	Analog Devices Inc	313,747
45,005	Applied Materials Inc	627,370
14,534	Broadcom Corp, Class A †	457,094
186,335	Intel Corp	3,801,234
5,815	KLA-Tencor Corp	210,270
7,575	Linear Technology Corp	231,340
22,215	LSI Corp †	133,512
7,617	MEMC Electronic Materials Inc †	103,744
6,234	Microchip Technology Inc	181,160
28,857	Micron Technology Inc †	304,730
7,976	National Semiconductor Corp	122,511
3,325	Novellus Systems Inc †	77,606
18,667	NVIDIA Corp †	348,700
5,948	Teradyne Inc †	63,822
42,277	Texas Instruments Inc	1,101,739
9,405	Xilinx Inc	235,689

		8,726,096

Software — 4.3%
17,673	Adobe Systems Inc †	650,013
7,828	Autodesk Inc †	198,909
6,269	BMC Software Inc †	251,387
13,565	CA Inc	304,670
6,237	Citrix Systems Inc †	259,522
8,094	Compuware Corp †	58,520
11,024	Electronic Arts Inc †	195,676
10,688	Intuit Inc †	328,228
5,356	McAfee Inc †	217,293
260,668	Microsoft Corp (c)	7,947,767
11,817	Novell Inc †	49,041
131,948	Oracle Corp	3,238,004
6,406	Red Hat Inc †	197,945

See Notes to Financial Statements.

15

Munder Index 500 Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Information Technology (Continued)
Software (Continued)
3,718	Salesforce.com Inc †	$274,277
27,351	Symantec Corp †	489,309

		14,660,561

Total Information Technology		66,605,036

Materials — 3.5%
Chemicals — 1.9%
7,158	Air Products & Chemicals Inc	580,228
2,782	Airgas Inc	132,423
1,651	CF Industries Holdings Inc	149,878
38,594	Dow Chemical Co/The	1,066,352
2,476	Eastman Chemical Co	149,154
8,070	Ecolab Inc	359,761
30,495	EI du Pont de Nemours & Co	1,026,767
2,470	FMC Corp	137,727
2,691	International Flavors & Fragrances Inc	110,708
18,392	Monsanto Co	1,503,546
5,619	PPG Industries Inc	328,936
10,353	Praxair Inc	831,449
4,151	Sigma-Aldrich Corp	209,750

		6,586,679

Construction Materials — 0.1%
4,259	Vulcan Materials Co	224,322

Containers & Packaging — 0.2%
3,207	Ball Corp	165,802
3,680	Bemis Co Inc	109,112
5,737	Owens-Illinois Inc †	188,575
4,496	Pactiv Corp †	108,533
5,410	Sealed Air Corp	118,263

		690,285

Metals & Mining — 1.1%
3,727	AK Steel Holding Corp	79,572
33,203	Alcoa Inc	535,232
3,342	Allegheny Technologies Inc	149,621
4,419	Cliffs Natural Resources Inc	203,672
14,505	Freeport-McMoRan Copper & Gold Inc †	1,164,607

See Notes to Financial Statements.

16

Shares		Value(a)

Materials (Continued)
Metals & Mining (Continued)
16,540	Newmont Mining Corp	$782,507
10,723	Nucor Corp	500,228
2,891	Titanium Metals Corp †	36,195
4,884	United States Steel Corp	269,206

		3,720,840

Paper & Forest Products — 0.2%
14,747	International Paper Co	394,925
5,831	MeadWestvaco Corp	166,941
7,202	Weyerhaeuser Co	310,694

		872,560

Total Materials		12,094,686

Telecommunication Services — 3.1%
Diversified Telecommunication Services — 2.8%
199,124	AT&T Inc	5,581,446
10,129	CenturyTel Inc	366,771
10,644	Frontier Communications Corp	83,130
50,518	Qwest Communications International Inc	212,681
95,855	Verizon Communications Inc	3,175,676
15,200	Windstream Corp	167,048

		9,586,752

Wireless Telecommunication Services — 0.3%
13,447	American Tower Corp, Class A †	581,045
9,199	MetroPCS Communications Inc †	70,188
101,132	Sprint Nextel Corp †	370,143

		1,021,376

Total Telecommunication Services		10,608,128

Utilities — 3.7%
Electric Utilities — 2.0%
5,775	Allegheny Energy Inc	135,597
16,247	American Electric Power Co Inc	565,233
44,188	Duke Energy Corp	760,475
11,102	Edison International	386,128
6,375	Entergy Corp	521,730
22,250	Exelon Corp	1,087,358
10,387	FirstEnergy Corp	482,476
14,021	FPL Group Inc	740,589

See Notes to Financial Statements.

17

Munder Index 500 Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Utilities (Continued)
Electric Utilities (Continued)
5,973	Northeast Utilities	$154,044
7,524	Pepco Holdings Inc	126,779
3,448	Pinnacle West Capital Corp	126,128
12,832	PPL Corp	414,602
9,517	Progress Energy Inc	390,292
27,127	Southern Co	903,872

		6,795,303

Gas Utilities — 0.1%
4,460	EQT Corp	195,883
1,541	Nicor Inc	64,876
5,937	Questar Corp	246,801

		507,560

Independent Power Producers & Energy Traders — 0.2%
22,729	AES Corp/The †	302,523
6,836	Constellation Energy Group Inc	240,422

		542,945

Multi-Utilities — 1.4%
7,952	Ameren Corp	222,259
13,167	CenterPoint Energy Inc	191,053
7,800	CMS Energy Corp	122,148
9,370	Consolidated Edison Inc	425,679
20,153	Dominion Resources Inc/VA	784,355
5,604	DTE Energy Co	244,278
2,604	Integrys Energy Group Inc	109,342
9,382	NiSource Inc	144,295
12,517	PG&E Corp	558,884
17,073	Public Service Enterprise Group Inc	567,677
3,757	SCANA Corp	141,564
8,360	Sempra Energy	467,993
7,283	TECO Energy Inc	118,130

See Notes to Financial Statements.

18

Shares		Value(a)

Utilities (Continued)
Multi-Utilities (Continued)
3,984	Wisconsin Energy Corp	$198,523
15,529	Xcel Energy Inc	329,525

		4,625,705

Total Utilities		12,471,513

TOTAL COMMON STOCKS
(Cost $180,115,627)		335,702,036

INVESTMENT COMPANY SECURITY — 2.0%
(Cost $6,655,025)
6,655,025	State Street Institutional Liquid Reserves Fund	6,655,025

Principal
Amount

U.S. TREASURY BILL — 1.0%
(Cost $3,499,475)
$3,500,000	0.270% due 01/21/2010 (b),(c),(e)	3,499,955

TOTAL INVESTMENTS
(Cost $190,270,127)	101.6%	345,857,016
OTHER ASSETS AND LIABILITIES (Net)	(1.6)	(5,316,616)

NET ASSETS	100.0%	$340,540,400

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	Unless otherwise indicated, the values of the securities of the Fund were determined based on Level 1 inputs established by Topic 820 (see Notes to Financial Statements, Note 2).

(b)	Security value was determined based on Level 2 inputs established by Topic 820 (see Notes to Financial Statements, Note 2).

(c)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

(d)	Affiliated company security (See Note to Financial Statements, Notes 3 and 7).

(e)	Rate represents annualized yield at date of purchase.

See Notes to Financial Statements.

19

Munder Index 500 Fund

Statement of Assets and Liabilities, December 31, 2009 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies (cost — $190,140,308)	$345,704,760
Securities of affiliated company (cost — $129,819)	152,256

Total Investments	345,857,016
Cash	15,084
Dividends receivable	454,793
Receivable for Fund shares sold	166,038
Prepaid expenses and other assets	56,273

Total Assets	346,549,204

LIABILITIES:
Payable for Fund shares redeemed	5,451,368
Payable for investment securities purchased	67,263
Trustees’ fees and expenses payable	126,503
Variation margin payable on open futures contracts	102,920
Transfer agency/record keeping fees payable	72,917
Distribution and shareholder servicing fees payable — Class A, B and R Shares	43,422
Administration fees payable	38,361
Custody fees payable	16,295
Shareholder servicing fees payable — Class K Shares	11,120
Investment advisory fees payable	1,695
Accrued expenses and other payables	76,940

Total Liabilities	6,008,804

NET ASSETS	$340,540,400

Investments, at cost	$190,270,127

See Notes to Financial Statements.

20

NET ASSETS consist of:
Distributions in excess of net investment income	$(29,990)
Accumulated net realized loss on investments sold	(1,628,289)
Net unrealized appreciation of investments	155,635,407
Paid-in capital	186,563,272

$340,540,400

NET ASSETS:
Class Y Shares	$28,614,052

Class A Shares	$232,388,285

Class B Shares	$23,765,281

Class K Shares	$48,800,385

Class R Shares	$6,972,397

SHARES OUTSTANDING:
Class Y Shares	1,448,866

Class A Shares	11,793,243

Class B Shares	1,205,682

Class K Shares	2,478,425

Class R Shares	354,005

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$19.75

CLASS A SHARES:
Net asset value and redemption price per share	$19.71

Maximum sales charge	2.50%
Maximum offering price per share	$20.22

CLASS B SHARES:
Net asset value and offering price per share*	$19.71

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$19.69

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$19.70

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

21

Munder Index 500 Fund

Statement of Operations, For the Period Ended December 31, 2009 (Unaudited)

INVESTMENT INCOME:
Interest	$4,806
Dividends on securities of unaffiliated companies	3,486,177
Dividends on securities of affiliated company	533

Total Investment Income	3,491,516

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	279,346
Class B Shares	122,856
Class R Shares	19,577
Shareholder servicing fees:
Class K Shares	65,687
Investment advisory fees	303,737
Administration fees	222,742
Transfer agency/record keeping fees	221,245
Custody fees	58,121
Trustees’ fees and expenses	40,628
Registration and filing fees	31,822
Legal and audit fees	25,979
Other	75,656

Total Expenses	1,467,396
Fees waived by distributor	(173,166)

Net Expenses	1,294,230

NET INVESTMENT INCOME	2,197,286

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from:
Security transactions of unaffiliated companies	8,889,095
Security transactions of affiliated company	279
Futures contracts	1,620,259
Net change in unrealized appreciation/(depreciation) of:
Securities	54,175,452
Futures contracts	278,701

Net realized and unrealized gain on investments	64,963,786

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$67,161,072

See Notes to Financial Statements.

22

Munder Index 500 Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009

Net investment income	$2,197,286	$6,784,761
Net realized gain from security transactions and futures contracts	10,509,633	6,262,551
Net change in net unrealized appreciation/(depreciation) of securities and futures contracts	54,454,153	(159,126,960)

Net increase/(decrease) in net assets resulting from operations	67,161,072	(146,079,648)
Dividends to shareholders from net investment income:
Class Y Shares	(216,206)	(660,294)
Class A Shares	(1,489,978)	(4,334,345)
Class B Shares	(113,259)	(510,056)
Class K Shares	(309,515)	(1,247,580)
Class R Shares	(38,783)	(96,427)
Distributions to shareholders from net realized gains:
Class Y Shares	(961,900)	(3,696,093)
Class A Shares	(7,525,510)	(24,176,823)
Class B Shares	(768,185)	(3,718,675)
Class K Shares	(1,612,043)	(9,251,542)
Class R Shares	(277,306)	(579,825)
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	(3,792,279)	(17,972,978)
Class A Shares	439,959	(7,957,626)
Class B Shares	(4,591,578)	(7,376,954)
Class K Shares	(9,601,743)	(28,974,728)
Class R Shares	(437,995)	1,635,952
Short-term trading fees	71	9,646

Net increase/(decrease) in net assets	35,864,822	(254,987,996)
NET ASSETS:
Beginning of period	304,675,578	559,663,574

End of period	$340,540,400	$304,675,578

Accumulated distributions in excess of net investment income	$(29,990)	$(59,535)

See Notes to Financial Statements.

23

Munder Index 500 Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009

Amount
Class Y Shares:
Sold	$1,600,278	$4,152,443
Issued as reinvestment of dividends and distributions	1,117,563	3,724,549
Redeemed	(6,510,120)	(25,849,970)

Net decrease	$(3,792,279)	$(17,972,978)

Class A Shares:
Sold*	$19,753,964	$44,731,920
Issued as reinvestment of dividends and distributions	7,335,367	22,811,584
Redeemed	(26,649,372)	(75,501,130)

Net increase/(decrease)	$439,959	$(7,957,626)

Class B Shares:
Sold	$314,520	$1,456,431
Issued as reinvestment of dividends and distributions	695,489	3,179,340
Redeemed*	(5,601,587)	(12,012,725)

Net decrease	$(4,591,578)	$(7,376,954)

Class K Shares:
Sold	$3,035,698	$10,670,717
Issued as reinvestment of dividends and distributions	1,890,861	8,147,878
Redeemed	(14,528,302)	(47,793,323)

Net decrease	$(9,601,743)	$(28,974,728)

Class R Shares:
Sold	$2,238,417	$2,741,216
Issued as reinvestment of dividends and distributions	316,089	676,251
Redeemed	(2,992,501)	(1,781,515)

Net increase/(decrease)	$(437,995)	$1,635,952

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

24

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009

Shares
Class Y Shares:
Sold	82,926	231,272
Issued as reinvestment of dividends and distributions	56,170	178,073
Redeemed	(337,705)	(1,252,292)

Net decrease	(198,609)	(842,947)

Class A Shares:
Sold*	1,063,813	2,482,858
Issued as reinvestment of dividends and distributions	369,310	1,089,573
Redeemed	(1,409,366)	(4,330,335)

Net increase/(decrease)	23,757	(757,904)

Class B Shares:
Sold	16,188	75,153
Issued as reinvestment of dividends and distributions	34,984	150,411
Redeemed*	(300,572)	(711,899)

Net decrease	(249,400)	(486,335)

Class K Shares:
Sold	161,065	606,696
Issued as reinvestment of dividends and distributions	95,257	387,000
Redeemed	(751,383)	(2,830,588)

Net decrease	(495,061)	(1,836,892)

Class R Shares:
Sold	119,309	167,192
Issued as reinvestment of dividends and distributions	15,913	32,303
Redeemed	(154,048)	(103,542)

Net increase/(decrease)	(18,826)	95,953

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

25

Munder Index 500 Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/09(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07	6/30/06	6/30/05

Net asset value, beginning of period	$16.76		$25.43	$31.30	$26.47	$24.84	$23.85

Income/(loss) from investment operations:
Net investment income	0.14		0.37	0.49	0.48	0.44	0.44
Net realized and unrealized gain/(loss) on investments	3.65		(6.66)	(4.50)	4.83	1.60	0.97

Total from investment operations	3.79		(6.29)	(4.01)	5.31	2.04	1.41

Less distributions:
Dividends from net investment income	(0.14)		(0.38)	(0.50)	(0.48)	(0.41)	(0.42)
Distributions from net realized gains	(0.66)		(2.00)	(1.36)	—	—	—

Total distributions	(0.80)		(2.38)	(1.86)	(0.48)	(0.41)	(0.42)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$19.75		$16.76	$25.43	$31.30	$26.47	$24.84

Total return(d)	22.60%		(26.47)%	(13.49)%	20.16%	8.20%	5.97%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$28,614		$27,609	$63,337	$79,529	$72,834	$80,418
Ratio of operating expenses to average net assets	0.58	%(e)	0.55%	0.39%	0.39%	0.41%	0.40%
Ratio of net investment income to average net assets	1.49	%(e)	2.00%	1.70%	1.59%	1.54%	1.73%
Portfolio turnover rate	3%		6%	3%	3%	6%	4%
Ratio of operating expenses to average net assets without expense waivers	0.58	%(e)	0.55%	0.39%	0.39%	0.41%	0.40%

(a)	Class Y Shares and Class A Shares of the Fund commenced operations on December 1, 1991 and December 9, 1992, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

26

A Shares
Period Ended		Year	Year	Year	Year	Year
12/31/09(b)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07	6/30/06	6/30/05

$16.72		$25.38	$31.24	$26.42	$24.80	$23.81

0.13		0.34	0.42	0.40	0.34	0.36

3.65		(6.64)	(4.48)	4.82	1.63	0.99

3.78		(6.30)	(4.06)	5.22	1.97	1.35

(0.13)		(0.36)	(0.44)	(0.40)	(0.35)	(0.36)

(0.66)		(2.00)	(1.36)	—	—	—

(0.79)		(2.36)	(1.80)	(0.40)	(0.35)	(0.36)

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

$19.71		$16.72	$25.38	$31.24	$26.42	$24.80

22.50%		(26.59)%	(13.68)%	19.86%	7.95%	5.67%

$232,388		$196,811	$317,990	$460,012	$467,002	$459,667

0.73	%(e)	0.71%	0.60%	0.64%	0.66%	0.65%

1.34	%(e)	1.87%	1.46%	1.34%	1.29%	1.48%
3%		6%	3%	3%	6%	4%

0.83	%(e)	0.81%	0.64%	0.64%	0.66%	0.65%

See Notes to Financial Statements.

27

Munder Index 500 Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	B Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/09(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07	6/30/06	6/30/05

Net asset value, beginning of period	$16.73		$25.39	$31.25	$26.43	$24.80	$23.82

Income/(loss) from investment operations:
Net investment income	0.09		0.28	0.35	0.30	0.25	0.29
Net realized and unrealized gain/(loss) on investments	3.64		(6.64)	(4.49)	4.85	1.66	0.99

Total from investment operations	3.73		(6.36)	(4.14)	5.15	1.91	1.28

Less distributions:
Dividends from net investment income	(0.09)		(0.30)	(0.36)	(0.33)	(0.28)	(0.30)
Distributions from net realized gains	(0.66)		(2.00)	(1.36)	—	—	—

Total distributions	(0.75)		(2.30)	(1.72)	(0.33)	(0.28)	(0.30)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$19.71		$16.73	$25.39	$31.25	$26.43	$24.80

Total return(d)	22.27%		(26.83)%	(13.91)%	19.55%	7.72%	5.37%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$23,765		$24,338	$49,290	$69,120	$76,756	$135,069
Ratio of operating expenses to average net assets	1.08	%(e)	1.05%	0.89%	0.89%	0.91%	0.90%
Ratio of net investment income to average net assets	0.98	%(e)	1.52%	1.19%	1.08%	1.04%	1.23%
Portfolio turnover rate	3%		6%	3%	3%	6%	4%
Ratio of operating expenses to average net assets without expense waivers	1.58	%(e)	1.55%	1.39%	1.39%	1.41%	1.40%

(a)	Class B Shares and Class K Shares of the Fund commenced operations on October 31, 1995 and December 7, 1992, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

28

K Shares
Period Ended		Year	Year	Year	Year	Year
12/31/09(b)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07	6/30/06	6/30/05

$16.71		$25.37	$31.22	$26.41	$24.79	$23.80

0.12		0.33	0.42	0.39	0.35	0.36

3.64		(6.65)	(4.48)	4.82	1.62	0.99

3.76		(6.32)	(4.06)	5.21	1.97	1.35

(0.12)		(0.34)	(0.43)	(0.40)	(0.35)	(0.36)

(0.66)		(2.00)	(1.36)	—	—	—

(0.78)		(2.34)	(1.79)	(0.40)	(0.35)	(0.36)

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

$19.69		$16.71	$25.37	$31.22	$26.41	$24.79

22.45%		(26.67)%	(13.67)%	19.83%	7.95%	5.68%

$48,800		$49,686	$122,021	$207,857	$211,158	$273,790

0.83	%(e)	0.79%	0.64%	0.64%	0.66%	0.65%

1.24	%(e)	1.76%	1.44%	1.34%	1.29%	1.48%
3%		6%	3%	3%	6%	4%

0.83	%(e)	0.79%	0.64%	0.64%	0.66%	0.65%

See Notes to Financial Statements.

29

Munder Index 500 Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	R Shares
	Period Ended		Year	Year	Year	Year	Period
	12/31/09(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07	6/30/06	6/30/05

Net asset value, beginning of period	$16.71		$25.38	$31.24	$26.42	$24.80	$22.98

Income/(loss) from investment operations:
Net investment income	0.09		0.27	0.34	0.33	0.27	0.32
Net realized and unrealized gain/(loss) on investments	3.65		(6.64)	(4.48)	4.82	1.63	1.81

Total from investment operations	3.74		(6.37)	(4.14)	5.15	1.90	2.13

Less distributions:
Dividends from net investment income	(0.09)		(0.30)	(0.36)	(0.33)	(0.28)	(0.31)
Distributions from net realized gains	(0.66)		(2.00)	(1.36)	—	—	—

Total distributions	(0.75)		(2.30)	(1.72)	(0.33)	(0.28)	(0.31)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)

Net asset value, end of period	$19.70		$16.71	$25.38	$31.24	$26.42	$24.80

Total return(d)	22.29%		(26.89)%	(13.92)%	19.56%	7.68%	9.26%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,972		$6,231	$7,026	$2,649	$205	$17
Ratio of operating expenses to average net assets	1.08	%(e)	1.06%	0.88%	0.88%	0.91%	0.90	%(e)
Ratio of net investment income to average net assets	0.98	%(e)	1.50%	1.21%	1.10%	1.04%	1.24	%(e)
Portfolio turnover rate	3%		6%	3%	3%	6%	4%
Ratio of operating expenses to average net assets without expense waivers	1.08	%(e)	1.06%	0.88%	0.88%	0.91%	0.90	%(e)

(a)	Class R Shares of the Fund commenced operations on July 29, 2004.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	Annualized.

See Notes to Financial Statements.

30

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2009 (Unaudited)

1.	Organization

As of December 31, 2009, the Munder Funds consisted of 16 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MST II”). Information presented in these financial statements pertains only to the Munder Index 500 Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s investment objective is to provide performance and income that is comparable to the S&P 500® Index, a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 5 classes of shares — Class A, Class B, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2009, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of

31

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable publicly-traded securities information.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

32

Munder Index 500 Fund
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009:

		Investments in
	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$342,357,061	$48,518
Level 2 — Other Significant Observable Inputs	3,499,955	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$345,857,016	$48,518

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/depreciation on the instrument.

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector and industry.

Futures Contracts: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another) or to gain exposure to an investment in a manner other than investing in the asset directly. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund may be required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margins are generally settled on a daily basis. The daily changes in futures contracts are recorded as unrealized appreciation/(depreciation) of futures contracts. The Fund recognizes a realized gain or loss from futures contracts when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange-traded and the

33

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income, if any, is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: Prior to October 30, 2008, a short-term trading fee of 2% was assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s then-current prospectus. The fee, which was retained by the Fund, was accounted for as an addition to paid-in capital. Fees collected (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available). The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2009.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2006.

34

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

3.	Investment Advisor, Sub-Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.20% on the first $250 million of its average daily net assets; 0.12% on the next $250 million; and 0.07% on average daily net assets exceeding $500 million. During the period ended December 31, 2009, the Fund paid an annual effective rate of 0.1796% for advisory services. Pursuant to an investment sub-advisory agreement with the Advisor, World Asset Management, Inc. (“World”) is responsible for the management of the Fund, including all decisions regarding purchases and sales of portfolio securities. For its services with regard to the Fund, World is entitled to receive from the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.12% on the first $10 million of the Fund’s average daily net assets; 0.10% on the next $40 million; 0.08% on the next $50 million; 0.04% on the next $100 million; and 0.02% on average daily net assets exceeding $200 million.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2009, the Advisor earned $222,742 before payment of sub-administration fees and $148,362 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2009, the Fund paid an annual effective rate of 0.1317% for administrative services.

Comerica Bank, which is an affiliate of World, provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. For the period ended December 31, 2009, Comerica Bank

35

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

was paid $864 for its administrative, record keeping and other related services provided to the Fund.

Each Trustee of MST and MST II is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2009, no officer, director or employee of the Advisor, World, Comerica Bank or any of their affiliates received any compensation from MST or MST II.

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) with respect to all classes of shares, except Class Y Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares, provides for payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class R	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with its distributor (“Distributor”).

36

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

During the period ended December 31, 2009, the Distributor voluntarily waived a portion of its 12b-1 fees for Class A and Class B Shares of the Fund, amounting to $111,738 and $61,428, respectively. These waivers are collectively reflected as fees waived by distributor in the accompanying Statement of Operations.

Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2009, the Fund paid $97 to Comerica Securities and $1,139 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, B, K and R shareholders.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $9,554,422 and $25,866,000, respectively, for the period ended December 31, 2009.

At December 31, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $172,570,663, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $16,983,774 and net appreciation for financial reporting purposes was $155,586,889. At December 31, 2009, aggregate cost for financial reporting purposes was $190,270,127.

6.	Derivative Financial Instruments

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments as of December 31, 2009 is as follows:

Derivatives	Asset Derivatives	Fair Value

Equity Contracts (Futures)	Balance Sheet Location:	$48,518	*
	Net Assets — Unrealized Appreciation

*	Includes cumulative appreciation/(depreciation) of futures contracts as described below. The Statement of Assets and Liabilities only includes current day’s variation margin.

37

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

For the period ended December 31, 2009, the Fund had the following derivative activity:

		Net Change in Unrealized
	Net Realized Gain	Appreciation/(Depreciation)
Derivative	Recognized in Income	Recognized in Income

Equity Contracts (Futures)	$1,620,259	$278,701

At December 31, 2009, the Fund had the following open financial futures contracts:

		Notional	Market	Gross
		Value of	Value of	Unrealized
	Contracts	Contracts	Contracts	Appreciation

S&P 500® Index, September 2009	180	$9,947,782	$9,996,300	$48,518

7.	Affiliated Company Securities

The term “affiliated company” includes any company with control over an investment advisor or sub-advisor to the Fund. At, or during the period ended December 31, 2009, the Fund held the following securities of a company that could be deemed to be an affiliated company:

	Value at	Purchased		Sold		Value at	Dividend	Realized
Company	6/30/09	Cost	Shares	Proceeds	Shares	12/31/09	Income	Gain

Comerica Incorporated	$116,537	$—	—	$10,632	361	$152,256	$533	$279

8.	Revolving Line of Credit

Effective December 9, 2009, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes an annual commitment fee equal to 0.15% per annum through December 8, 2010 on the daily amount of the unused commitment. Prior to December 9, 2009, borrowings under the line were limited to the lesser of $75,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest was payable on outstanding borrowings at the higher of (a) the federal funds rate plus 0.50% or (b) the overnight LIBOR rate plus 0.50%, and the annual commitment fee was equal to 0.11% per annum on the daily amount of the unused commitment. During the period ended December 31,

38

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

2009, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2009, total commitment fees for the Fund were $2,517.

9.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2009, permanent differences resulting primarily from distribution redesignations were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share.

Undistributed Net	Accumulated Net
Investment Income	Realized Loss

$14,494	$(14,494)

The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2009 and June 30, 2008 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total

June 30, 2009	$6,834,208	$41,437,452	$48,271,660
June 30, 2008	10,669,639	32,006,939	42,676,578

At June 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized
Capital Gains	Appreciation	Total

$4,994,514	$95,193,761	$100,188,275

39

Munder Index 500 Fund
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

The differences between book and tax distributable earnings were primarily due to wash sales, mark-to-market adjustments of futures contracts, real estate investment trust basis adjustments and deferred trustees’ fees.

11.	Subsequent Events

Management has reviewed subsequent events through February 18, 2010, the date for which these financial statements were issued, and determined that no events have occurred that require disclosure.

12.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

13.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov. World votes proxies for the Fund in a manner that complies with these proxy voting policies and procedures.

14.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

40

[This Page Intentionally Left Blank]

41

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

James V. FitzGerald, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

SUB-ADVISOR

World Asset Management, Inc.
255 East Brown Street
Birmingham, MI 48009

TRANSFER AGENT

PNC Global Investment Servicing
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNINDEX1209

SEMI-ANNUAL REPORT
December 31, 2009

Munder International
Equity Fund
Class Y, A, B, C & K Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR SHAREHOLDER:

The stock market rally that began in March of 2009 continued through the last half of the calendar year. As a result, most broad stock market indices posted double-digit returns for the six months ended December 31, 2009 and for the year as a whole. This was a welcome relief from the grim double-digit declines that characterized 2008.

For the six months ended December 31, 2009, the broad stock market, measured by the S&P 500® Index, had a return of 22.59%, the result of a 15.61% return in the third quarter and a 6.04% return in the fourth quarter of 2009. Mid-capitalization stocks, measured by the S&P MidCap 400® Index, were the sweet spot of the market and posted a return of 26.65%, besting both the larger-cap S&P 500® Index and the small-cap S&P SmallCap 600® Index. While growth and value stocks had relatively similar returns in the large-cap segment of the market, value stocks had stronger performance in both the small-cap and mid-cap segments.

In the international equity markets, measured by the MSCI EAFE Index (net dividends), a similar rally was evident during 2009. The Index, which reflects the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 22.07% return for the six-month period.

The fixed income markets also had positive returns for the six months ended December 31, 2009, with the Barclays Capital U.S. Aggregate Bond Index, a commonly followed benchmark representing the broad fixed income market, posting a 3.96% return. All segments of the index posted positive returns for the six-month period. With investors’ growing willingness to assume some risk, the U.S. Treasury segment had the weakest performance, while the corporate and asset-backed segments generated the strongest returns. The 6.10% return for the Barclays Capital Municipal Bond Index, a broad measure of the performance of the municipal bond market, evidenced a similar phenomenon. Higher quality municipal bonds underperformed their lower quality counterparts.

In both our equity and fixed income investing, we continue to focus on high quality securities with strong, long-term fundamentals. While this approach may not be in favor every quarter or even every year, we believe that it is the means to competitive returns over the longer term.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munderfunds.com. Thank you for your confidence in the Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

James V. FitzGerald
President and Principal Executive Officer, The Munder Funds
President and Chief Operating Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
12	Statement of Assets and Liabilities
14	Statement of Operations
15	Statements of Changes in Net Assets
16	Statements of Changes in Net Assets — Capital Stock Activity
18	Financial Highlights
23	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munderfunds.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munderfunds.com.

Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. A substantial portion of the Fund’s assets is invested in securities of Japanese and U.K. issuers; therefore, adverse market conditions impacting those countries may have a more pronounced effect on the Fund.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2009. The following pie chart illustrates the allocation of the Fund’s investments by country. A complete list of holdings as of December 31, 2009 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munderfunds.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

 COUNTRY ALLOCATION*

*	Country classification is based on the country in which the issuer’s headquarters is located. In the case of investments in investment companies, including exchange-traded funds, country classification is based on the country exposure represented by the investment company, which may be “multi-country.”

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2009. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Brian Kozeliski and Peter Collins

As with the U.S. stock market, international stock markets performed well during the six-month period ended December 31, 2009. The Fund benefited from this environment and posted a 20.81% return, compared to the 22.07% return of the MSCI EAFE Index (net dividends), and the 21.27% median return for the Lipper universe of international multi-cap value funds.

In terms of the impact of country allocation on relative performance compared to the MSCI EAFE Index (net dividends), investments in the U.K. and Australia were the primary detractors from the Fund’s relative performance for the six months ended December 31, 2009, while the Fund’s holdings in Japan made the largest positive contribution, followed by Austria and Switzerland. Japanese holdings made significant contributions to the Fund’s relative performance in the financials, industrials, consumer discretionary and utilities sectors, more than offsetting the relative weakness of that country’s holdings in the health care and telecommunication services sectors.

In terms of sectors, the consumer discretionary, industrials and financials sectors had the largest positive impact on the Fund’s relative performance, while the materials, health care and telecommunication services sectors had the largest negative impact. The Fund’s relative strength in the consumer discretionary sector was in large part due to overweighted positions in The Swatch Group (1.6% of the Fund), a Swiss manufacturer of watches and jewelry, an underweighted position in German automaker Volkswagen (1.3% of the Fund), and an overweight in Inchcape (0.2% of the Fund), a U.K. international automotive retailer.

Among the top contributors to relative performance in the industrials sector were Noble Group (0.1% of the Fund), a Hong Kong diversified trading company, Vinci (1.9% of the Fund), a French construction and engineering firm, and Qantas Airways (0.5% of the Fund), an Australian airlines. The Fund’s Japanese industrials stocks also had strong performance, spread across a large number of holdings.

The Fund’s strong relative performance in the financials sector was primarily due to the lack of a position in Mitsubishi UFJ Financial Group and an underweight in Sumitomo Mitsui Financial Group (0.1% of the Fund). Both Japanese companies had double-digit negative performance for the six months ended December 31, 2009. Overweights in KBC Groep (0.6% of the Fund), a Belgium diversified bank, and two Austrian holdings, Raiffeisen International Bank Holding (0.5% of the Fund) and Immofinanz, which was sold from the Fund in November, also helped to boost the Fund’s performance in the financials sector.

In the materials sector, U.K. holdings had the largest negative impact on the Fund’s relative performance, due in large part to the lack of a position in Rio Tinto and Anglo American, and an underweight in the U.K.-based BHP Billiton, which was sold in August 2009. (The Fund subsequently purchased Australia-based BHP Billiton (0.1% of the Fund)). An overweight in Mitsubishi Chemical Holdings (0.7% of the Fund), a Japanese diversified chemical company, further held back the Fund’s performance in the sector.

iii

An overweight in Sigma Pharmaceuticals (0.9% of the Fund), an Australian health care distributor, the lack of a position in Bayer, a German pharmaceutical company, contributed to the Fund’s relative underperformance in the health care sector. In addition, overweights in some poorly performing Japanese health care stocks, including Kyowa Hakko Kirin (0.3% of the Fund), a pharmaceutical company, and Miraca Holdings (0.5% of the Fund), a health care supplies firm, detracted from relative performance. Japanese telecommunication services holdings, including Nippon Telegraph & Telephone (1.2% of the Fund), KDDI (0.7% of the Fund) and NTT DoCoMo (0.7% of the Fund) were largely responsible for the lagging performance in that sector.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed equity market performance, excluding the U.S. and Canada. Returns provided for the MSCI EAFE Index are net dividends (i.e., net of foreign withholding taxes applicable to U.S. investors). You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of international multi-cap value funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/09	12/31/09	7/1/09-12/31/09	Ratio

Actual
Class Y	$1,000.00	$1,208.14	$8.18	1.47%
Class A	$1,000.00	$1,208.16	$9.68	1.74%
Class B	$1,000.00	$1,202.76	$13.88	2.50%
Class C	$1,000.00	$1,203.08	$13.94	2.51%
Class K	$1,000.00	$1,207.30	$9.74	1.75%

Hypothetical
Class Y	$1,000.00	$1,017.80	$7.48	1.47%
Class A	$1,000.00	$1,016.43	$8.84	1.74%
Class B	$1,000.00	$1,012.60	$12.68	2.50%
Class C	$1,000.00	$1,012.55	$12.73	2.51%
Class K	$1,000.00	$1,016.38	$8.89	1.75%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder International Equity Fund

Portfolio of Investments, December 31, 2009 (Unaudited)

Shares		Value(a),(c)

COMMON STOCKS — 96.4%
Australia — 7.4%
35,184	AMP Ltd	$211,902
14,700	Ansell Ltd	143,348
1,200	BHP Billiton Ltd, ADR (b)	91,896
25,753	BlueScope Steel Ltd	71,063
54,925	Boral Ltd	290,242
58,575	Bradken Ltd	354,916
37,075	Coca-Cola Amatil Ltd	382,050
6,175	Commonwealth Bank of Australia	301,106
11,487	CSR Ltd	18,476
23,150	Iress Market Technology Ltd	177,465
40,075	MAp Group	108,209
133,150	Metcash Ltd	532,946
15,675	OneSteel Ltd	46,632
164,972	Qantas Airways Ltd	438,457
26,867	QBE Insurance Group Ltd	613,227
935,152	Sigma Pharmaceuticals Ltd	828,034
4,642	Sims Metal Management Ltd	90,867
47,475	Suncorp-Metway Ltd	366,587
38,775	TABCORP Holdings Ltd	240,443
40,328	Wesfarmers Ltd	1,121,227
700	Westpac Banking Corp, ADR (b)	79,114

		6,508,207

Austria — 1.3%
2,725	Erste Group Bank AG	101,008
7,875	Raiffeisen International Bank Holding AG	445,738
3,250	Vienna Insurance Group	166,884
10,975	Voestalpine AG	400,201

		1,113,831

Belgium — 0.7%
28,625	Fortis †	106,052
11,775	KBC Groep NV †	509,928

		615,980

Denmark — 0.4%
34,175	Danske Bank A/S, ADR †,(b)	386,178

Finland — 1.4%
23,375	Fortum Oyj	633,253
9,700	Kesko OYJ, B Shares	319,932

See Notes to Financial Statements.

1

Munder International Equity Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a),(c)

COMMON STOCKS (Continued)
Finland (Continued)
4,525	Metso Oyj	$159,095
4,400	Rautaruukki OYJ	101,026

		1,213,306

France — 10.3%
8,945	AXA SA	211,551
21,000	AXA SA, ADR (b)	497,280
5,935	BNP Paribas	468,352
10,475	BNP Paribas, ADR (b)	420,676
7,450	Cap Gemini SA	337,451
9,250	Casino Guichard Perrachon SA	828,986
5,150	CNP Assurances	498,615
11,315	Credit Agricole SA	197,262
16,925	France Telecom SA, ADR (b)	427,187
4,525	GDF Suez	196,312
9,584	GDF Suez, ADR (b)	410,195
725	Lafarge SA	59,621
4,525	PPR	542,226
1,475	Rallye SA	51,383
2,650	Sanofi-Aventis SA	207,725
10,691	Sanofi-Aventis SA, ADR (b)	419,836
950	Schneider Electric SA	110,059
1,250	SCOR SE	31,223
5,016	Societe Generale	347,069
1,000	Technip SA	70,074
10,410	Total SA, ADR (b)	666,656
29,262	Vinci SA	1,638,966
14,875	Vivendi SA	439,135

		9,077,840

Germany — 7.6%
1,369	Allianz SE	170,403
49,850	Allianz SE, ADR (b)	620,632
3,250	BASF SE	201,586
1,650	Deutsche Bank AG	116,297
8,100	Deutsche Bank AG, GRS (b)	574,371
42,500	Deutsche Lufthansa AG, ADR (b)	718,250
39,488	Deutsche Telekom AG	583,198
19,850	E.ON AG	828,691
16,625	E.ON AG, ADR (b)	694,094

See Notes to Financial Statements.

2

Shares		Value(a),(c)

Germany (Continued)
1,275	Metro AG	$77,715
6,075	Muenchener Rueckversicherungs AG	947,014
4,200	RWE AG	408,146
900	Salzgitter AG	87,975
1,375	Stada Arzneimittel AG	47,605
16,000	ThyssenKrupp AG	602,591
375	Volkswagen AG	41,483

		6,720,051

Greece — 0.9%
16,000	Hellenic Petroleum SA	177,803
23,525	National Bank of Greece SA †	599,865

		777,668

Hong Kong — 2.0%
2,450	Hang Seng Bank Ltd	36,011
190,425	Hopson Development Holdings Ltd	272,545
856,750	Hutchison Telecommunications Hong Kong Holdings Ltd	145,445
123,675	Hutchison Whampoa Ltd	846,571
76,500	Kingboard Chemical Holdings Ltd	303,375
29,475	Kowloon Development Co Ltd	34,074
25,608	Noble Group Ltd	58,671
122,950	Pacific Basin Shipping Ltd	87,990

		1,784,682

Ireland — 0.8%
34,725	Allied Irish Banks PLC, ADR †,(b)	121,885
43,025	Irish Life & Permanent PLC †	189,710
44,100	Smurfit Kappa Group PLC †	397,581

		709,176

Italy — 3.4%
156,700	Enel SpA	909,943
25,561	ENI SpA	650,759
33,425	Iride SpA	63,396
152,700	Telecom Italia SpA	168,526
32,200	Telecom Italia SpA, Ordinary Shares, ADR (b)	496,846
3,136	Telecom Italia SpA, Saving Shares, ADR (b)	34,496
213,576	UniCredit SpA †	710,435

		3,034,401

See Notes to Financial Statements.

3

Munder International Equity Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a),(c)

COMMON STOCKS (Continued)
Japan — 21.8%
8,975	Aeon Co Ltd	$72,569
2,575	Aioi Insurance Co Ltd	12,311
22,300	Asahi Breweries Ltd	408,961
10,250	Astellas Pharma Inc	381,799
31,000	Brother Industries Ltd	354,145
76,700	Calsonic Kansei Corp †	213,546
10,575	Canon Inc	447,059
17,574	Canon Inc, ADR (b)	743,732
650	Daito Trust Construction Co Ltd	30,651
31,525	EDION Corp	340,484
54,975	Fuji Heavy Industries Ltd †	266,793
116,425	Fujitsu Ltd	748,728
700	Hitachi Cable Ltd	2,114
14,125	Hitachi Kokusai Electric Inc	121,669
8,100	Hitachi Ltd, ADR †,(b)	248,508
2,550	Honda Motor Co Ltd	86,221
25,600	Honda Motor Co Ltd, ADR (b)	867,840
98,625	Isuzu Motors Ltd †	184,232
180,925	ITOCHU Corp	1,330,415
21,475	JFE Holdings Inc	845,684
125	KDDI Corp	659,173
28,600	Kyowa Hakko Kirin Co Ltd	300,879
253,300	Marubeni Corp	1,378,958
77,500	Mazda Motor Corp †	177,196
27,275	MEDIPAL HOLDINGS Corp	336,770
17,150	Miraca Holdings Inc	469,406
151,875	Mitsubishi Chemical Holdings Corp	640,013
19,575	Mitsubishi Corp, ADR (b)	974,052
2,675	Mitsubishi Materials Corp †	6,550
34,350	Mitsubishi Tanabe Pharma Corp	427,190
93,450	NEC Corp †	240,716
80,750	Nichirei Corp	279,640
11,850	Nippon Paper Group Inc	302,417
55,300	Nippon Telegraph & Telephone Corp, ADR (b)	1,091,622
112,625	Nissan Motor Co Ltd †	984,342
43,950	NTT DoCoMo Inc, ADR (b)	614,421
550	ORIX Corp	37,403
20,275	QP Corp	215,292
4,125	Ricoh Co Ltd, ADR (b)	293,700

See Notes to Financial Statements.

4

Shares		Value(a),(c)

Japan (Continued)
2,375	Seven & I Holdings Co Ltd	$48,206
24,775	Showa Shell Sekiyu KK	201,577
3,350	Sompo Japan Insurance Inc	21,319
1,750	Sumitomo Mitsui Financial Group Inc	49,892
12,700	Suzuken Co Ltd	415,883
7,225	Tokyo Tatemono Co Ltd	27,454
13,425	Toyota Motor Corp, ADR (b)	1,129,848
8,675	TS Tech Co Ltd	176,501

		19,207,881

Luxembourg — 0.6%
12,075	ArcelorMittal	547,661

Netherlands — 4.7%
18,775	Aegon NV †	119,650
83,650	ING Groep NV, ADR †,(b)	820,607
25,175	Royal Dutch Shell PLC, Class A, ADR (b)	1,513,269
16,435	Royal Dutch Shell PLC, Class B, ADR (b)	955,367
23,225	Unilever NV, NYR (b)	750,864

		4,159,757

New Zealand — 0.1%
21,200	Fletcher Building Ltd	122,351

Norway — 0.8%
24,700	Aker Solutions ASA	320,812
8,625	DnB NOR ASA †	93,630
29,175	Sparebank 1 SR Bank	251,235

		665,677

Portugal — 0.3%
56,100	EDP — Energias de Portugal SA	248,298

Singapore — 0.4%
330,450	Neptune Orient Lines Ltd/Singapore	384,696

Spain — 5.7%
2,875	Acciona SA	373,409
17,400	Almirall SA	228,224
38,882	Banco Bilbao Vizcaya Argentaria SA, ADR (b)	701,431
122,956	Banco Santander SA, ADR (b)	2,021,397
7,075	Endesa SA	241,849
14,600	Gas Natural SDG SA	314,277
96,000	Promotora de Informaciones SA †	479,315

See Notes to Financial Statements.

5

Munder International Equity Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a),(c)

COMMON STOCKS (Continued)
Spain (Continued)
15,025	Repsol YPF SA	$401,153
3,225	Telefonica SA, ADR (b)	269,352

		5,030,407

Sweden — 2.7%
4,150	SSAB AB, Class A	70,162
47,875	Svenska Cellulosa AB, B Shares	639,507
126,600	Swedbank AB, Class A †	1,259,380
16,175	Telefonaktiebolaget LM Ericsson, ADR (b)	148,648
27,150	Volvo AB, ADR (b)	229,689

		2,347,386

Switzerland — 6.8%
4,600	Adecco SA	253,962
1,675	Credit Suisse Group AG	82,496
350	Galenica AG	126,598
350	Helvetia Holding AG	108,099
9,725	Holcim Ltd †	753,846
10,100	Nestle SA, ADR (b)	488,335
4,136	Novartis AG	225,338
21,157	Novartis AG, ADR (b)	1,151,575
250	Roche Holding AG	42,529
6,050	Schmolz + Bickenbach AG	142,965
29,075	Swatch Group AG/The	1,390,223
2,825	Swiss Life Holding AG †	357,842
41,325	Zurich Financial Services AG, ADR (b)	898,405

		6,022,213

United Kingdom — 16.3%
22,900	AstraZeneca PLC, ADR (b)	1,074,926
35,882	Aviva PLC	227,251
70,125	Barclays PLC, ADR (b)	1,234,200
55,951	BP PLC	541,112
27,150	BP PLC, ADR (b)	1,573,886
11,150	British American Tobacco PLC	361,713
13,700	British American Tobacco PLC, ADR (b)	885,842
158,900	Computacenter PLC	642,217
104,675	Dairy Crest Group PLC	612,729
1,610	Diageo PLC, ADR (b)	111,750
432,725	DS Smith PLC	870,544

See Notes to Financial Statements.

6

Shares		Value(a),(c)

United Kingdom (Continued)
18,768	GlaxoSmithKline PLC	$397,566
16,136	GlaxoSmithKline PLC, ADR (b)	681,746
48,450	Home Retail Group PLC	220,855
29,447	HSBC Holdings PLC, ADR (b)	1,681,129
6,400	Imperial Tobacco Group PLC, ADR (b)	405,632
316,225	Inchcape Plc †	150,528
5,400	Johnson Matthey PLC	133,379
149,045	Lloyds Banking Group PLC, ADR (b)	487,377
63,275	Mondi PLC	341,890
33,200	National Express Group PLC	101,955
242,175	Old Mutual PLC †	422,879
5,675	Rexam PLC, ADR (b)	135,008
8,975	Royal Bank of Scotland Group PLC, ADR †,(b)	84,275
100	Unilever PLC, ADR (b)	3,190
43,219	Vodafone Group PLC, ADR (b)	997,927

		14,381,506

TOTAL COMMON STOCKS
(Cost $76,459,025)		85,059,153

PREFERRED STOCK — 1.3%
(Cost $762,567)
Germany — 1.3%
11,975	Volkswagen AG	1,125,646

INVESTMENT COMPANY SECURITIES — 3.2%
Multi-Country — 1.9%
15,411	iShares MSCI EAFE Index Fund (b)	852,228
21,365	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (b)	808,879

		1,661,107

United States — 1.3%
1,182,683	State Street Institutional Liquid Reserves Fund (b)	1,182,683

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $2,611,153)		2,843,790

TOTAL INVESTMENTS
(Cost $79,832,745)	100.9%	89,028,589
OTHER ASSETS AND LIABILITIES (Net)	(0.9)	(806,829)

NET ASSETS	100.0%	$88,221,760

See Notes to Financial Statements.

7

Munder International Equity Fund
 Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

†	Non-income producing security.

(a)	Unless otherwise indicated, the values of the securities of the Fund were determined based on Level 2 inputs established by Topic 820 (see Notes to Financial Statements, Note 2).

(b)	Security value was determined based on Level 1 inputs established by Topic 820 (see Notes to Financial Statements, Note 2).

(c)	As of December 31, 2009, value for common and preferred stocks that are not designated as ADR, GRS or NYR represents fair value as determined in accordance with guidelines approved by the Board of Trustees (see Notes to Financial Statements, Note 2). At December 31, 2009, fair valued securities represent $54,255,657, 61.5% of net assets.

ABBREVIATIONS:
ADR	— American Depositary Receipt
GRS	— Global Registered Shares
NYR	— New York Registered Shares

See Notes to Financial Statements.

8

At December 31, 2009, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Commercial Banks	14.3%	$12,588,574
Insurance	7.7	6,798,837
Oil, Gas & Consumable Fuels	7.6	6,681,583
Pharmaceuticals	6.3	5,586,938
Electric Utilities	4.5	3,992,933
Trading Companies & Distributors	4.2	3,742,096
Automobiles	4.2	3,737,954
Diversified Telecommunication Services	3.7	3,216,672
Metals & Mining	3.5	3,105,273
Food & Staples Retailing	3.5	3,052,964
Food Products	2.7	2,350,051
Wireless Telecommunication Services	2.6	2,271,521
Office Electronics	2.1	1,838,635
Health Care Providers & Services	1.9	1,707,286
Tobacco	1.9	1,653,187
Construction & Engineering	1.9	1,638,966
Containers & Packaging	1.6	1,403,133
Textiles, Apparel & Luxury Goods	1.6	1,390,223
Paper & Forest Products	1.5	1,283,813
Construction Materials	1.4	1,226,060
Information Technology Services	1.3	1,157,134
Airlines	1.3	1,156,707
Multi-Utilities	1.2	1,014,653
Computers & Peripherals	1.1	989,444
Chemicals	1.1	974,978
Media	1.0	918,450
Beverages	1.0	902,761
Industrial Conglomerates	1.0	865,047
Diversified Financial Services	0.9	820,607
Capital Markets	0.9	773,163
Machinery	0.8	743,700
Health Care Equipment & Supplies	0.7	612,754
Electronic Equipment & Instruments	0.6	551,883
Multiline Retail	0.6	542,226
Marine	0.5	472,685
Energy Equipment & Services	0.4	390,886
Auto Components	0.4	390,046
Real Estate Management & Development	0.4	364,724
Specialty Retail	0.4	340,484

See Notes to Financial Statements.

9

Munder International Equity Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

	% of
	Net Assets	Value

COMMON STOCKS (Continued)
Gas Utilities	0.4%	$314,277
Communications Equipment	0.3	270,317
Professional Services	0.3	253,962
Hotels, Restaurants & Leisure	0.3	240,443
Internet & Catalog Retail	0.3	220,855
Distributors	0.2	150,528
Electrical Equipment	0.1	112,173
Transportation Infrastructure	0.1	108,209
Road & Rail	0.1	101,955
Consumer Finance	0.0 #	37,403

TOTAL COMMON STOCKS	96.4	85,059,153
PREFERRED STOCK	1.3	1,125,646
INVESTMENT COMPANY SECURITIES	3.2	2,843,790

TOTAL INVESTMENTS	100.9	89,028,589
OTHER ASSETS AND LIABILITIES (Net)	(0.9)	(806,829)

NET ASSETS	100.0%	$88,221,760

#	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

10

[This Page Intentionally Left Blank]

11

Munder International Equity Fund

Statement of Assets and Liabilities, December 31, 2009 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$89,028,589
Foreign currency, at value	23,201
Dividends receivable	191,929
Receivable for Fund shares sold	26,984
Prepaid expenses and other assets	166,337

Total Assets	89,437,040

LIABILITIES:
Payable for Fund shares redeemed	958,256
Trustees’ fees and expenses payable	142,774
Custody fees payable	24,280
Transfer agency/record keeping fees payable	14,774
Administration fees payable	12,267
Distribution and shareholder servicing fees payable — Class A, B and C Shares	5,981
Shareholder servicing fees payable — Class K Shares	4,746
Investment advisory fees payable	1,838
Accrued expenses and other payables	50,364

Total Liabilities	1,215,280

NET ASSETS	$88,221,760

Investments, at cost	$79,832,745

Foreign currency, at cost	$23,206

See Notes to Financial Statements.

12

NET ASSETS consist of:
Undistributed net investment income	$141,509
Accumulated net realized loss on investments sold	(45,346,410)
Net unrealized appreciation of investments	9,197,676
Paid-in capital	124,228,985

$88,221,760

NET ASSETS:
Class Y Shares	$54,435,626

Class A Shares	$10,682,219

Class B Shares	$1,475,338

Class C Shares	$2,811,044

Class K Shares	$18,817,533

SHARES OUTSTANDING:
Class Y Shares	3,963,866

Class A Shares	787,969

Class B Shares	114,136

Class C Shares	214,751

Class K Shares	1,388,674

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$13.73

CLASS A SHARES:
Net asset value and redemption price per share	$13.56

Maximum sales charge	5.50%
Maximum offering price per share	$14.35

CLASS B SHARES:
Net asset value and offering price per share*	$12.93

CLASS C SHARES:
Net asset value and offering price per share*	$13.09

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$13.55

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

13

Munder International Equity Fund

Statement of Operations, For the Period Ended December 31, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends(a)	$1,215,007

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	16,021
Class B Shares	7,975
Class C Shares	13,955
Shareholder servicing fees:
Class K Shares	27,397
Investment advisory fees	375,348
Custody fees	104,063
Administration fees	80,341
Transfer agency/record keeping fees	49,205
Trustees’ fees and expenses	43,250
Legal and audit fees	29,228
Registration and filing fees	26,478
Other	33,101

Total Expenses	806,362

NET INVESTMENT INCOME	408,645

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	(11,318,287)
Foreign currency-related transactions	90,006
Net change in unrealized appreciation/(depreciation) of:
Securities	31,452,753
Foreign currency-related transactions	(13,432)

Net realized and unrealized gain on investments	20,211,040

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,619,685

(a)	Net of foreign withholding taxes of $41,382.

See Notes to Financial Statements.

14

Munder International Equity Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009

Net investment income	$408,645	$3,997,458
Net realized loss from security transactions and foreign currency-related transactions	(11,228,281)	(25,935,860)
Net change in net unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	31,439,321	(40,049,574)

Net increase/(decrease) in net assets resulting from operations	20,619,685	(61,987,976)
Dividends to shareholders from net investment income:
Class Y Shares	(2,476,625)	(3,681,638)
Class A Shares	(466,199)	(618,629)
Class B Shares	(56,030)	(86,548)
Class C Shares	(105,630)	(123,622)
Class K Shares	(897,593)	(1,525,431)
Distributions to shareholders from net realized gains:
Class Y Shares	—	(4,529,557)
Class A Shares	—	(790,639)
Class B Shares	—	(125,188)
Class C Shares	—	(178,814)
Class K Shares	—	(1,949,585)
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	(52,998,388)	9,344,323
Class A Shares	(3,844,654)	(2,058,533)
Class B Shares	(270,302)	(1,034,414)
Class C Shares	19,819	(1,007,825)
Class K Shares	(4,910,007)	(15,098,543)
Short-term trading fees	577	169

Net decrease in net assets	(45,385,347)	(85,452,450)
NET ASSETS:
Beginning of period	133,607,107	219,059,557

End of period	$88,221,760	$133,607,107

Undistributed net investment income	$141,509	$3,734,941

See Notes to Financial Statements.

15

Munder International Equity Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009

Amount
Class Y Shares:
Sold	$3,559,443	$15,349,275
Issued as reinvestment of dividends and distributions	2,231,536	7,818,099
Redeemed	(58,789,367)	(13,823,051)

Net increase/(decrease)	$(52,998,388)	$9,344,323

Class A Shares:
Sold*	$1,563,923	$3,338,679
Issued as reinvestment of dividends and distributions	381,154	716,118
Redeemed	(5,789,731)	(6,113,330)

Net decrease	$(3,844,654)	$(2,058,533)

Class B Shares:
Sold	$77,130	$154,189
Issued as reinvestment of dividends and distributions	43,174	150,788
Redeemed*	(390,606)	(1,339,391)

Net decrease	$(270,302)	$(1,034,414)

Class C Shares:
Sold	$265,294	$408,418
Issued as reinvestment of dividends and distributions	67,779	166,106
Redeemed	(313,254)	(1,582,349)

Net increase/(decrease)	$19,819	$(1,007,825)

Class K Shares:
Sold	$46,482	$2,284,173
Issued as reinvestment of dividends and distributions	71,675	167,280
Redeemed	(5,028,164)	(17,549,996)

Net decrease	$(4,910,007)	$(15,098,543)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

16

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009

Shares
Class Y Shares:
Sold	249,566	1,371,924
Issued as reinvestment of dividends and distributions	161,238	544,436
Redeemed	(4,572,417)	(1,096,715)

Net increase/(decrease)	(4,161,613)	819,645

Class A Shares:
Sold*	110,699	288,074
Issued as reinvestment of dividends and distributions	27,903	50,466
Redeemed	(420,483)	(543,640)

Net decrease	(281,881)	(205,100)

Class B Shares:
Sold	5,825	12,328
Issued as reinvestment of dividends and distributions	3,313	11,104
Redeemed*	(29,723)	(117,212)

Net decrease	(20,585)	(93,780)

Class C Shares:
Sold	19,225	35,675
Issued as reinvestment of dividends and distributions	5,138	12,089
Redeemed	(23,948)	(146,171)

Net increase/(decrease)	415	(98,407)

Class K Shares:
Sold	3,452	151,699
Issued as reinvestment of dividends and distributions	5,251	11,797
Redeemed	(364,166)	(1,607,250)

Net decrease	(355,463)	(1,443,754)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

17

Munder International Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares
	Period Ended		Year	Year	Year	Year		Year
	12/31/09(b)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

Net asset value, beginning of period	$11.90		$17.91	$22.28	$18.14	$14.22		$12.76

Income/(loss) from investment operations:
Net investment income	0.06		0.35	0.53	0.48	0.30		0.24
Net realized and unrealized gain/(loss) on investments	2.42		(5.20)	(3.24)	4.61	3.76		1.31

Total from investment operations	2.48		(4.85)	(2.71)	5.09	4.06		1.55

Less distributions:
Dividends from net investment income	(0.65)		(0.52)	(0.38)	(0.31)	(0.19)		(0.09)
Distributions from net realized gains	—		(0.64)	(1.28)	(0.64)	—		—

Total distributions	(0.65)		(1.16)	(1.66)	(0.95)	(0.19)		(0.09)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)

Voluntary contribution from Advisor	—		—	—	—	0.05		—

Net asset value, end of period	$13.73		$11.90	$17.91	$22.28	$18.14		$14.22

Total return(d)	20.81%		(28.20)%	(13.09)%	28.81%	29.11	%(e)	12.09%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$54,436		$96,669	$130,837	$146,336	$101,748		$77,927
Ratio of operating expenses to average net assets	1.47	%(f)	1.22%	1.14%	1.19%	1.28%		1.40%
Ratio of net investment income to average net assets	0.94	%(f)	2.96%	2.70%	2.39%	1.81%		1.74%
Portfolio turnover rate	21%		45%	31%	51%	43%		54%
Ratio of operating expenses to average net assets without expense waivers	1.47	%(f)	1.22%	1.14%	1.19%	1.28%		1.40%

(a)	Class Y Shares and Class A Shares of the Fund commenced operations on December 1, 1991 and November 30, 1992.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 28.75% for Class Y Shares and 28.41% for Class A Shares.

(f)	Annualized.

See Notes to Financial Statements.

18

A Shares
Period Ended		Year	Year	Year	Year		Year
12/31/09(b)		Ended	Ended	Ended	Ended		Ended
(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

$11.73		$17.70	$22.05	$17.97	$14.09		$12.64

0.05		0.31	0.48	0.43	0.28		0.19

2.40		(5.14)	(3.21)	4.55	3.70		1.32

2.45		(4.83)	(2.73)	4.98	3.98		1.51

(0.62)		(0.50)	(0.34)	(0.26)	(0.15)		(0.06)
—		(0.64)	(1.28)	(0.64)	—		—

(0.62)		(1.14)	(1.62)	(0.90)	(0.15)		(0.06)

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)

—		—	—	—	0.05		—

$13.56		$11.73	$17.70	$22.05	$17.97		$14.09

20.82%		(28.45)%	(13.30)%	28.48%	28.77	%(e)	11.93%

$10,682		$12,554	$22,568	$23,553	$15,034		$11,497

1.74	%(f)	1.46%	1.39%	1.44%	1.53%		1.65%

0.68	%(f)	2.65%	2.46%	2.14%	1.70%		1.37%
21%		45%	31%	51%	43%		54%

1.74	%(f)	1.46%	1.39%	1.44%	1.53%		1.65%

See Notes to Financial Statements.

19

Munder International Equity Fund(a)
 Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	B Shares
	Period Ended		Year	Year	Year	Year		Year
	12/31/09(b)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

Net asset value, beginning of period	$11.17		$16.96	$21.23	$17.32	$13.59		$12.24

Income/(loss) from investment operations:
Net investment income/(loss)	(0.00	)(c)	0.20	0.29	0.30	0.07		0.11
Net realized and unrealized gain/(loss) on investments	2.27		(4.91)	(3.06)	4.37	3.66		1.24

Total from investment operations	2.27		(4.71)	(2.77)	4.67	3.73		1.35

Less distributions:
Dividends from net investment income	(0.51)		(0.44)	(0.22)	(0.12)	(0.05)		—
Distributions from net realized gains	—		(0.64)	(1.28)	(0.64)	—		—

Total distributions	(0.51)		(1.08)	(1.50)	(0.76)	(0.05)		—

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)

Voluntary contribution from Advisor	—		—	—	—	0.05		—

Net asset value, end of period	$12.93		$11.17	$16.96	$21.23	$17.32		$13.59

Total return(d)	20.28%		(28.90)%	(13.98)%	27.50%	27.87	%(e)	11.03%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,475		$1,504	$3,875	$5,468	$3,328		$4,670
Ratio of operating expenses to average net assets	2.50	%(g)	2.20%	2.14%	2.19%	2.29%		2.40%
Ratio of net investment income/(loss) to average net assets	(0.04	)%(g)	1.74%	1.53%	1.53%	0.46%		0.85%
Portfolio turnover rate	21%		45%	31%	51%	43%		54%
Ratio of operating expenses to average net assets without expense waivers	2.50	%(g)	2.20%	2.14%	2.19%	2.29%		2.40%

(a)	Class B Shares and Class C Shares of the Fund commenced operations on March 9, 1994 and September 29, 1995, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 27.50% for Class B Shares and 27.44% for Class C Shares.

(f)	Amount is less than 0.005% of average net assets.

(g)	Annualized.

See Notes to Financial Statements.

20

C Shares
Period Ended		Year	Year	Year	Year		Year
12/31/09(b)		Ended	Ended	Ended	Ended		Ended
(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

$11.30		$17.15	$21.45	$17.49	$13.73		$12.36

(0.00	)(c)	0.21	0.30	0.30	0.14		0.08

2.30		(4.98)	(3.10)	4.42	3.62		1.29

2.30		(4.77)	(2.80)	4.72	3.76		1.37

(0.51)		(0.44)	(0.22)	(0.12)	(0.05)		—
—		(0.64)	(1.28)	(0.64)	—		—

(0.51)		(1.08)	(1.50)	(0.76)	(0.05)		—

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)

—		—	—	—	0.05		—

$13.09		$11.30	$17.15	$21.45	$17.49		$13.73

20.31%		(28.97)%	(13.92)%	27.52%	27.80	%(e)	11.08%

$2,811		$2,422	$5,364	$7,093	$3,746		$3,132

2.51	%(g)	2.21%	2.14%	2.19%	2.28%		2.40%

(0.00	)%(f),(g)	1.79%	1.57%	1.55%	0.84%		0.59%
21%		45%	31%	51%	43%		54%

2.51	%(g)	2.21%	2.14%	2.19%	2.28%		2.40%

See Notes to Financial Statements.

21

Munder International Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	K Shares
	Period Ended		Year	Year	Year	Year		Year
	12/31/09(b)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

Net asset value, beginning of period	$11.73		$17.70	$22.05	$17.96	$14.08		$12.64

Income/(loss) from investment operations:
Net investment income	0.05		0.29	0.47	0.42	0.25		0.17
Net realized and unrealized gain/(loss) on investments	2.39		(5.12)	(3.20)	4.57	3.73		1.33

Total from investment operations	2.44		(4.83)	(2.73)	4.99	3.98		1.50

Less distributions:
Dividends from net investment income	(0.62)		(0.50)	(0.34)	(0.26)	(0.15)		(0.06)
Distributions from net realized gains	—		(0.64)	(1.28)	(0.64)	—		—

Total distributions	(0.62)		(1.14)	(1.62)	(0.90)	(0.15)		(0.06)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)

Voluntary contribution from Advisor	—		—	—	—	0.05		—

Net asset value, end of period	$13.55		$11.73	$17.70	$22.05	$17.96		$14.08

Total return(d)	20.73%		(28.41)%	(13.31)%	28.50%	28.79	%(e)	11.85%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$18,818		$20,457	$56,416	$65,175	$50,324		$39,206
Ratio of operating expenses to average net assets	1.75	%(f)	1.45%	1.39%	1.44%	1.53%		1.65%
Ratio of net investment income to average net assets	0.73	(f)	2.44%	2.38%	2.11%	1.54%		1.25%
Portfolio turnover rate	21%		45%	31%	51%	43%		54%
Ratio of operating expenses to average net assets without expense waivers	1.75	%(f)	1.45%	1.39%	1.44%	1.53%		1.65%

(a)	Class K Shares of the Fund commenced operations on November 23, 1992.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 28.43% for Class K Shares.

(f)	Annualized.

See Notes to Financial Statements.

22

Munder International Equity Fund

Notes to Financial Statements, December 31, 2009 (Unaudited)

1.	Organization

As of December 31, 2009, the Munder Funds consisted of 16 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MST II”). Information presented in these financial statements pertains only to the Munder International Equity Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s investment objective is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2009, Class B shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including

23

Munder International Equity Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24

Munder International Equity Fund
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$34,772,932
Level 2 — Other Significant Observable Inputs	54,255,657
Level 3 — Significant Unobservable Inputs	—

Total	$89,028,589

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by country.

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains/(losses) from security transactions.

Foreign Currency Spot Contracts: The Fund is subject to foreign currency rate risk in the normal course of pursuing its investment objectives. The Fund may use foreign currency exchange spot contracts in an effort to facilitate transactions in foreign securities or to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Foreign currency exchange spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund

25

Munder International Equity Fund
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income, if any, is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: During the period ended December 31, 2009, a short-term trading fee of 2% was assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s prospectus. The fee, which was retained by the Fund, was accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax

26

Munder International Equity Fund
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2009.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2006.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”), is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2009, the Advisor earned $80,341 before payment of sub-administration fees and $51,870 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2009, the Fund paid an annual effective rate of 0.1605% for administrative services.

As of December 31, 2009, Comerica Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of the Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $4,954 for its administrative, record keeping and other related services provided to the Fund for the period ended December 31, 2009.

Each Trustee of MST and MST II is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to

27

Munder International Equity Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any fund, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2009, no officer, director or employee of the Advisor, Comerica or any of their affiliates received any compensation from MST or MST II.

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) with respect to all classes of shares, except Class Y Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares, provides for payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2009, the Fund paid $171 to Comerica Securities and $25,856 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, B, C and K shareholders.

28

Munder International Equity Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $20,614,752 and $86,028,776, respectively, for the period ended December 31, 2009.

At December 31, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $16,078,809, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $6,882,965 and net appreciation for financial reporting purposes was $9,195,844. At December 31, 2009, aggregate cost for financial reporting purposes was $79,832,745.

6.	Investment Concentration

The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

7.	Revolving Line of Credit

Effective December 9, 2009, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes an annual commitment fee equal to 0.15% per annum through December 8, 2010 on the daily amount of the unused commitment. Prior to December 9, 2009, borrowings under the line were limited to the lesser of $75,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest was payable on outstanding borrowings at the higher of (a) the federal funds rate plus 0.50% or (b) the overnight LIBOR rate plus 0.50%, and the annual commitment fee was equal to 0.11% per annum on the

29

Munder International Equity Fund
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

daily amount of the unused commitment. During the period ended December 31, 2009, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2009, total commitment fees for the Fund were $939.

8.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2009, permanent differences resulting primarily from foreign currency gains and losses, passive foreign investment company gains and losses, expired merger capital loss and distribution redesignations were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share.

Undistributed Net	Accumulated Net	Paid-in
Investment Income	Realized Gain	Capital

$(149,607)	$1,587,439	$(1,437,832)

The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2009 and June 30, 2008 was as follows:

		Long-term
	Ordinary	Capital
	Income	Gains	Total

June 30, 2009	$6,036,815	$7,572,836	$13,609,651
June 30, 2008	4,477,855	14,785,710	19,263,565

30

Munder International Equity Fund
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

At June 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed	Post
Ordinary	October	Capital Loss	Unrealized
Income	Loss	Carryover	Depreciation	Total

$4,001,887	$(25,055,164)	$(5,405,873)	$(23,110,405)	$(49,569,555)

The differences between book and tax distributable earnings were primarily due to wash sales, passive foreign investment company unreversed inclusions and deferred trustees’ fees.

As determined at June 30, 2009, the Fund had available for Federal income tax purposes $5,405,873 of unused capital losses of which $4,937,196, $314,989 and $153,688 expire in 2010, 2011 and 2017, respectively. Some of the losses were inherited in the February 4, 2005 merger with the Munder International Growth and the Munder Emerging Markets Funds. The losses obtained in these mergers may be subject to limitations. In addition, the fund obtained unrealized built in gains of $3,016,373 in the merger with the Munder International Growth Fund. The fund may be able to further reduce future realized gains by up to this amount.

Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2008 and June 30, 2009 of $25,055,164.

The Fund had $1,437,832 of capital loss carryforwards expire during the year ending June 30, 2009 unused.

10.	Subsequent Events

Management has reviewed subsequent events through February 18, 2010, the date for which these financial statements were issued, and determined that no events have occurred that require disclosure.

11.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most

31

Munder International Equity Fund
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

32

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

James V. FitzGerald, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PNC Global Investment Servicing
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNINTLEQ1209

SEMI-ANNUAL REPORT
December 31, 2009

Munder International
Fund — Core Equity
Class Y, A, C & I Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR SHAREHOLDER:

The stock market rally that began in March of 2009 continued through the last half of the calendar year. As a result, most broad stock market indices posted double-digit returns for the six months ended December 31, 2009 and for the year as a whole. This was a welcome relief from the grim double-digit declines that characterized 2008.

For the six months ended December 31, 2009, the broad stock market, measured by the S&P 500® Index, had a return of 22.59%, the result of a 15.61% return in the third quarter and a 6.04% return in the fourth quarter of 2009. Mid-capitalization stocks, measured by the S&P MidCap 400® Index, were the sweet spot of the market and posted a return of 26.65%, besting both the larger-cap S&P 500® Index and the small-cap S&P SmallCap 600® Index. While growth and value stocks had relatively similar returns in the large-cap segment of the market, value stocks had stronger performance in both the small-cap and mid-cap segments.

In the international equity markets, measured by the MSCI EAFE Index (net dividends), a similar rally was evident during 2009. The Index, which reflects the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 22.07% return for the six-month period.

The fixed income markets also had positive returns for the six months ended December 31, 2009, with the Barclays Capital U.S. Aggregate Bond Index, a commonly followed benchmark representing the broad fixed income market, posting a 3.96% return. All segments of the index posted positive returns for the six-month period. With investors’ growing willingness to assume some risk, the U.S. Treasury segment had the weakest performance, while the corporate and asset-backed segments generated the strongest returns. The 6.10% return for the Barclays Capital Municipal Bond Index, a broad measure of the performance of the municipal bond market, evidenced a similar phenomenon. Higher quality municipal bonds underperformed their lower quality counterparts.

In both our equity and fixed income investing, we continue to focus on high quality securities with strong, long-term fundamentals. While this approach may not be in favor every quarter or even every year, we believe that it is the means to competitive returns over the longer term.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munderfunds.com. Thank you for your confidence in the Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very truly yours,

James V. FitzGerald
President and Principal Executive Officer, The Munder Funds
President and Chief Operating Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Statements of Changes in Net Assets — Capital Stock Activity
16	Financial Highlights
19	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munderfunds.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munderfunds.com.

Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. A substantial portion of the Fund’s assets are invested in securities of Japanese and U.K. issuers; therefore, adverse market conditions impacting those countries may have a more pronounced effect on the Fund.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2009. The following pie chart illustrates the allocation of the Fund’s investments by country. A complete list of holdings as of December 31, 2009 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munderfunds.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

 COUNTRY ALLOCATION*

*	Country classification is based on the country classification assigned within the Fund’s benchmark and does not include exposure through holdings of foreign currencies.

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2009. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Remi Browne, Peter Carpenter, Robert Cerow, Peter Collins, John Evers, Daniel LeVan and Jeffrey Sullivan

As with the U.S. stock market, international stock markets performed well during the six-month period ended December 31, 2009. The Fund benefited from this environment and posted a 20.18% return, compared to the 22.07% return of the MSCI EAFE Index (net dividends), and the 21.60% median return for the Lipper universe of international large-cap core funds. The Fund’s relative performance compared to its MSCI EAFE Index benchmark for the period was primarily the result of weakness in the third quarter of 2009. During the fourth quarter, the Fund’s relative performance was strong across most sectors.

In terms of the impact of country allocation on performance, the Fund’s holdings in Japan and Germany were the largest positive contributors to relative performance for the six months ended December 31, 2009, while holdings in the U.K. and Australia detracted from relative performance. In terms of sectors, the consumer discretionary, financials, materials and utilities sectors had the largest positive impact on relative performance, while holdings in the consumer staples sector detracted most from relative returns, followed by the telecommunication services, energy and health care sectors.

Japanese holdings made a positive contribution to all of the sectors in which the Fund had strong relative performance for the six months ended December 31, 2009. An overweight in Fast Retailing (1.0% of the Fund) and the lack of a position in Toyota were among the reasons for the strong performance of Japanese consumer discretionary holdings, while the lack of positions in a number of Japanese electric power companies represented in the MSCI EAFE Index helped to boost the Fund’s relative returns in the utilities sector.

The lack of a position in Germany’s Volkswagen also contributed to the Fund’s strong relative performance in the consumer discretionary sector, while holdings of two German chemical firms, Wacker Chemie (0.9% of the Fund) and BASF (1.0% of the Fund), boosted the Fund’s relative performance in the materials sector. The stock prices for both companies rose by over 50% during the last half of 2009. Strong performers in the financials sector were spread among a number of countries and included Mitsubishi UFJ Financial Group, a Japanese company that was eliminated from the Fund in October, DnB NOR(1.1% of the Fund), a Norwegian commercial bank, Swiss Reinsurance (0.9% of the Fund), a Swiss reinsurer, and Svenska Handelsbanken (1.2% of the Fund), a Swedish commercial bank.

Industrials stocks were the largest detractors from the relative performance of the Fund’s U.K. holdings, while the lagging performance of the Fund’s Australian stocks was due primarily to financials holdings. Relative weakness in the Fund’s consumer staples sector was largely the result of Japanese and U.K. stocks. An overweight position in FamilyMart, a Japanese holding that was sold in October, was one of the larger detractors from the Fund’s relative performance in the sector.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The MSCI EAFE (Europe,

iii

Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed equity market performance, excluding the U.S. and Canada. Returns provided for the MSCI EAFE Index are net dividends (i.e., net of foreign withholding taxes applicable to U.S. investors). You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of international large-cap core funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

[This Page Intentionally Left Blank]

v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/09	12/31/09	7/1/09-12/31/09	Ratio

Actual
Class Y	$1,000.00	$1,201.79	$7.55	1.36%
Class A	$1,000.00	$1,200.57	$8.93	1.61%
Class C	$1,000.00	$1,194.16	$13.05	2.36%
Class I	$1,000.00	$1,202.70	$6.11	1.10%

Hypothetical
Class Y	$1,000.00	$1,018.35	$6.92	1.36%
Class A	$1,000.00	$1,017.09	$8.19	1.61%
Class C	$1,000.00	$1,013.31	$11.98	2.36%
Class I	$1,000.00	$1,019.66	$5.60	1.10%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder International Fund — Core Equity

Portfolio of Investments, December 31, 2009 (Unaudited)

Shares		Value(a),(c)

COMMON STOCKS — 96.5%
Australia — 6.8%
13,302	Australia & New Zealand Banking Group Ltd	$270,640
26,658	BHP Billiton Ltd	1,020,835
13,806	Commonwealth Bank of Australia	673,211
20,976	Downer EDI Ltd	174,840
8,358	Rio Tinto Ltd	553,014
84,427	Telstra Corp Ltd	258,732
6,063	Wesfarmers Ltd	168,568
6,021	Woolworths Ltd	150,815

		3,270,655

Belgium — 1.4%
7,793	Anheuser-Busch InBev NV	402,618
3,520	Delhaize Group SA	269,607

		672,225

Denmark — 0.3%
2,352	Novo Nordisk A/S, Class B	150,488

France — 9.5%
7,548	BNP Paribas	595,640
8,444	Bouygues SA	440,368
3,464	Cap Gemini SA	156,903
3,323	Compagnie Generale des Etablissements Michelin, Class B	254,892
2,114	Fonciere Des Regions	216,197
13,637	France Telecom SA	340,481
5,964	Legrand SA	166,305
3,964	Renault SA †	201,851
8,425	Sanofi-Aventis SA	660,408
4,904	Technip SA	343,641
6,999	Total SA	448,507
1,761	Unibail-Rodamco SE	387,663
11,530	Vivendi SA	340,385

		4,553,241

Germany — 6.0%
8,063	BASF SE	500,119
4,595	Bayer AG	367,256
2,259	Bilfinger Berger AG	173,727
11,857	E.ON AG (d)	495,002
2,885	Hannover Rueckversicherung AG †	135,420
8,482	MTU Aero Engines Holding AG	465,428

See Notes to Financial Statements.

1

Munder International Fund — Core Equity

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a),(c)

COMMON STOCKS (Continued)
Germany (Continued)
796	Muenchener Rueckversicherungs AG	$124,086
1,521	Software AG	166,618
2,548	Wacker Chemie AG	444,400

		2,872,056

Greece — 0.6%
5,536	National Bank of Greece SA †	141,163
9,656	Public Power Corp SA †	178,220

		319,383

Hong Kong — 1.8%
28,000	Cheung Kong Holdings Ltd	360,496
15,087	Hongkong Electric Holdings Ltd	81,877
119,000	Industrial & Commercial Bank of China Asia Ltd	257,519
11,000	Sun Hung Kai Properties Ltd	163,223

		863,115

Italy — 3.5%
15,621	Atlantia SpA	406,055
69,857	Enel SpA	405,653
8,255	ENI SpA	210,165
9,542	Finmeccanica SpA	152,179
8,003	Prysmian SpA	140,090
6,642	Saipem SpA	228,171
29,147	Snam Rete Gas SpA	144,939

		1,687,252

Japan — 19.7%
26,000	Air Water Inc	306,129
41,000	Asahi Glass Co Ltd	384,081
46,000	Chiba Bank Ltd/The	274,510
13,600	Denso Corp	407,595
2,600	Fast Retailing Co Ltd	485,260
36,000	Fujitsu Ltd	231,516
5,500	Hisamitsu Pharmaceutical Co Inc	177,453
16,200	Hitachi Chemical Co Ltd	326,102
168,000	Hokuhoku Financial Group Inc	341,835
15,500	Honda Motor Co Ltd	524,087
4,000	JFE Holdings Inc	157,520
256	Jupiter Telecommunications Co Ltd	253,624

See Notes to Financial Statements.

2

Shares		Value(a),(c)

Japan (Continued)
75	KDDI Corp	$395,504
13,000	Kirin Holdings Co Ltd	207,248
5,400	Kobayashi Pharmaceutical Co Ltd	215,911
1,800	Kyocera Corp	158,748
5,700	Makita Corp	193,947
23,800	Mitsubishi Corp	591,736
19,000	Mitsui & Co Ltd	268,985
3,100	Nidec Corp	285,045
600	Nintendo Co Ltd	142,240
23,000	Nippon Electric Glass Co Ltd	313,763
24,200	Nissan Motor Co Ltd †	211,508
4,300	Nitto Denko Corp	153,234
170	Risa Partners Inc	106,687
4,100	Sankyo Co Ltd	204,238
5,600	Santen Pharmaceutical Co Ltd	179,059
8,800	Sega Sammy Holdings Inc	104,880
10,400	Sumitomo Electric Industries Ltd	128,905
3,212	Sumitomo Mitsui Financial Group Inc	91,573
5,600	Sundrug Co Ltd	123,659
28,000	Suruga Bank Ltd	242,872
5,500	Takeda Pharmaceutical Co Ltd	225,806
2,700	Tokyo Electron Ltd	172,646
42,000	Tokyo Gas Co Ltd	167,431
41,000	Toshiba Corp †	226,113
12,000	Toyo Suisan Kaisha Ltd	275,067
15,000	Yamato Holdings Co Ltd	207,404

		9,463,921

Netherlands — 2.9%
6,504	ASML Holding NV	221,220
3,235	Fugro NV	184,741
3,134	Heineken NV	148,500
28,533	Koninklijke Ahold NV	378,546
16,992	Koninklijke KPN NV	288,214
6,618	Koninklijke Philips Electronics NV	195,959

		1,417,180

Norway — 2.6%
50,000	DnB NOR ASA †	542,780
5,944	Seadrill Ltd	150,564

See Notes to Financial Statements.

3

Munder International Fund — Core Equity

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a),(c)

COMMON STOCKS (Continued)
Norway (Continued)
13,700	Statoil ASA	$341,730
14,200	Telenor ASA †	199,179

		1,234,253

Portugal — 0.6%
61,690	EDP – Energias de Portugal SA	273,040

Singapore — 1.6%
27,000	United Overseas Bank Ltd	375,746
84,076	Wilmar International Ltd	381,560

		757,306

Spain — 5.4%
68,685	Banco Santander SA (d)	1,128,487
119,152	Mapfre SA	497,856
5,940	Repsol YPF SA	158,592
30,123	Telefonica SA	839,575

		2,624,510

Sweden — 2.2%
12,828	Electrolux AB, Series B †	301,088
19,647	Svenska Handelsbanken AB, A Shares	561,895
21,061	Telefonaktiebolaget LM Ericsson, B Shares	193,715

		1,056,698

Switzerland — 10.1%
3,686	Baloise Holding AG	307,032
9,536	Credit Suisse Group AG	469,659
2,768	Holcim Ltd †	214,565
7,845	Nestle SA	381,132
6,192	Novartis AG	337,354
4,954	Roche Holding AG	842,756
2,594	Schindler Holding AG	199,002
1,016	Swatch Group AG/The	255,727
9,494	Swiss Reinsurance Co Ltd	454,866
532	Syngenta AG	149,075
28,771	Xstrata PLC †	506,764
3,345	Zurich Financial Services AG	727,292

		4,845,224

See Notes to Financial Statements.

4

Shares		Value(a),(c)

United Kingdom — 21.5%
54,134	Amlin PLC	$310,812
32,685	Antofagasta PLC	518,251
7,313	AstraZeneca PLC	343,617
75,001	Aviva PLC	475,002
89,553	BAE Systems PLC	516,079
33,455	Balfour Beatty PLC	139,022
62,517	Beazley PLC	100,752
8,839	BG Group PLC	158,287
99,547	BP PLC	962,737
21,203	British American Tobacco PLC	687,838
8,210	Britvic PLC	54,102
56,838	Compass Group PLC	405,951
23,459	Cookson Group PLC †	157,891
8,819	Diageo PLC	153,798
20,335	GlaxoSmithKline PLC	430,760
52,971	IG Group Holdings PLC	322,433
4,956	Imperial Tobacco Group PLC	156,189
93,213	International Power PLC	461,200
23,551	Interserve PLC	73,167
66,538	Kingfisher PLC	243,907
88,500	Logica PLC	162,315
40,617	Marks & Spencer Group PLC	263,497
45,389	National Grid PLC	496,152
9,708	Petrofac Ltd	161,655
5,528	Reckitt Benckiser Group PLC	299,495
22,748	Royal Dutch Shell PLC, B Shares (d)	662,880
47,972	Stagecoach Group PLC	131,263
25,944	Standard Chartered PLC	649,705
11,142	Travis Perkins PLC †	151,978
253,557	Vodafone Group PLC (d)	587,162
29,445	WM Morrison Supermarkets PLC	131,274

		10,369,171

TOTAL COMMON STOCKS
(Cost $46,700,182)		46,429,718

See Notes to Financial Statements.

5

Munder International Fund — Core Equity

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a),(c)

PREFERRED STOCKS — 1.5%
Germany — 1.5%
5,515	Fresenius SE	$394,141
6,218	Henkel AG & Co KGaA	323,725

TOTAL PREFERRED STOCKS
(Cost $717,309)		717,866

WARRANT — 0.0%#
(Cost $0)
France — 0.0%#
2,114	Fonciere Des Regions, expires 12/31/2010 (exercise price 65 EUR) †,(b)	1,785

INVESTMENT COMPANY SECURITY — 0.9%
(Cost $429,502)
429,502	State Street Institutional Liquid Reserves Fund (b)	429,502

TOTAL INVESTMENTS
(Cost $47,846,993)	98.9%	47,578,871
OTHER ASSETS AND LIABILITIES (Net)	1.1	520,931

NET ASSETS	100.0%	$48,099,802

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	Unless otherwise indicated, the values of the securities of the Fund were determined based on Level 2 inputs established by Topic 820 (see Notes to Financial Statements, Note 2).

(b)	Security value was determined based on Level 1 inputs established by Topic 820 (see Notes to Financial Statements, Note 2).

(c)	Value for all common stocks and preferred stocks represents fair value as of December 31, 2009 determined in accordance with guidelines approved by the Board of Trustees (see Notes to Financial Statements, Note 2). At December 31, 2009, fair valued securities represent $47,147,584, 98.0% of net assets.

(d)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

ABBREVIATION:
EUR	— Euro

See Notes to Financial Statements.

6

At December 31, 2009, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Commercial Banks	12.8%	$6,147,574
Pharmaceuticals	7.7	3,714,955
Insurance	6.5	3,133,118
Oil, Gas & Consumable Fuels	6.1	2,942,898
Metals & Mining	5.7	2,756,384
Diversified Telecommunication Services	4.0	1,926,181
Chemicals	3.9	1,879,059
Electric Utilities	3.0	1,433,793
Food & Staples Retailing	2.5	1,222,468
Aerospace & Defense	2.4	1,133,685
Energy Equipment & Services	2.2	1,068,772
Food Products	2.2	1,037,760
Trading Companies & Distributors	2.1	1,012,699
Wireless Telecommunication Services	2.0	982,666
Beverages	2.0	966,266
Automobiles	2.0	937,446
Tobacco	1.8	844,027
Construction & Engineering	1.7	826,284
Electronic Equipment & Instruments	1.6	757,557
Specialty Retail	1.5	729,167
Auto Components	1.4	662,487
Real Estate Investment Trusts (REITs)	1.3	603,861
Media	1.2	594,009
Capital Markets	1.2	576,346
Real Estate Management & Development	1.1	523,719
Multi-Utilities	1.0	496,152
Household Durables	1.0	495,036
Independent Power Producers & Energy Traders	1.0	461,200
Computers & Peripherals	1.0	457,629
Electrical Equipment	0.9	435,300
Transportation Infrastructure	0.8	406,055
Hotels, Restaurants & Leisure	0.8	405,951
Semiconductors & Semiconductor Equipment	0.8	393,867
Building Products	0.8	384,082
Industrial Conglomerates	0.7	353,850
Diversified Financial Services	0.7	322,433
Information Technology Services	0.7	319,218
Gas Utilities	0.7	312,370
Leisure Equipment & Products	0.6	309,118

See Notes to Financial Statements.

7

Munder International Fund — Core Equity

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

	% of
	Net Assets	Value

COMMON STOCKS (Continued)
Software	0.6%	$308,857
Household Products	0.6	299,495
Multiline Retail	0.6	263,497
Textiles, Apparel & Luxury Goods	0.5	255,727
Personal Products	0.5	215,911
Construction Materials	0.4	214,565
Air Freight & Logistics	0.4	207,404
Machinery	0.4	199,002
Communications Equipment	0.4	193,715
Commercial Services & Supplies	0.4	174,840
Road & Rail	0.3	131,263

TOTAL COMMON STOCKS	96.5	46,429,718
PREFERRED STOCKS:
Health Care Equipment & Supplies	0.8	394,141
Household Products	0.7	323,725

TOTAL PREFERRED STOCKS	1.5	717,866
WARRANT	0.0 #	1,785
INVESTMENT COMPANY SECURITY	0.9	429,502

TOTAL INVESTMENTS	98.9	47,578,871
OTHER ASSETS	1.1	520,931

NET ASSETS	100.0%	$48,099,802

#	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

8

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9

Munder International Fund — Core Equity

Statement of Assets and Liabilities, December 31, 2009 (Unaudited)

ASSETS:
Investments, at value	$47,578,871
Foreign currency, at value	501,439
Dividends receivable	142,964
Receivable from Advisor	16,771
Deposits with brokers for futures contacts	22,017
Prepaid expenses and other assets	35,021

Total Assets	48,297,083

LIABILITIES:
Payable for investment securities purchased	36,429
Trustees’ fees and expenses payable	39,562
Investment advisory fees payable	33,338
Custody fees payable	20,825
Transfer agency/record keeping fees payable	9,035
Administration fees payable	7,056
Variation margin payable on open futures contracts	460
Distribution and shareholder servicing fees payable — Class A and C Shares	171
Accrued expenses and other payables	50,405

Total Liabilities	197,281

NET ASSETS	$48,099,802

Investments, at cost	$47,846,993

Foreign currency, at cost	$511,395

See Notes to Financial Statements.

10

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(258,789)
Accumulated net realized loss on investments sold	(70,364,909)
Net unrealized depreciation of investments	(275,166)
Paid-in capital	118,998,666

$48,099,802

NET ASSETS:
Class Y Shares	$5,842,885

Class A Shares	$431,508

Class C Shares	$84,719

Class I Shares	$41,740,690

SHARES OUTSTANDING:
Class Y Shares	917,661

Class A Shares	67,616

Class C Shares	13,307

Class I Shares	6,554,967

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$6.37

CLASS A SHARES:
Net asset value and redemption price per share	$6.38

Maximum sales charge	5.50%
Maximum offering price per share	$6.75

CLASS C SHARES:
Net asset value and offering price per share*	$6.37

CLASS I SHARES:
Net asset value, offering price per share and redemption price per share	$6.37

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

11

Munder International Fund — Core Equity

Statement of Operations, For the Period Ended December 31, 2009 (Unaudited)

INVESTMENT INCOME:
Interest	$114
Dividends(a)	531,798

Total Investment Income	531,912

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	449
Class C Shares	563
Investment advisory fees	218,577
Administration fees	45,836
Custody fees	45,220
Legal and audit fees	28,224
Trustees’ fees and expenses	26,364
Registration and filing fees(b)	24,196
Transfer agency/record keeping fees(c)	21,116
Printing and mailing fees(d)	16,756
Other	11,073

Total Expenses	438,374
Expenses reimbursed by Advisor	(129,604)

Net Expenses	308,770

NET INVESTMENT INCOME	223,142

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	(2,987,796)
Futures contracts	104,012
Foreign currency-related transactions	(9,370)
Net change in unrealized appreciation/(depreciation) of:
Securities	12,968,437
Futures contracts	5,081
Foreign currency-related transactions	1,736

Net realized and unrealized gain on investments	10,082,100

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,305,242

(a)	Net of foreign withholding taxes of $29,915.

(b)	Registration and filing fees — The amounts for Class Y, Class A, Class C, & Class I Shares were $16,411, $1,297, $439 and $6,049, respectively.

(c)	Transfer agency/record keeping fees — The amounts for Class Y, Class A, Class C, & Class I Shares were $1,976, $156, $52 and $18,932 respectively.

(d)	Printing and mailing fees — The amounts for Class Y, Class A, Class C, & Class I Shares were $1,298, $93, $35 and $15,330, respectively.

See Notes to Financial Statements.

12

Munder International Fund — Core Equity

Statements of Changes in Net Assets

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009(a)

Net investment income	$223,142	$1,676,152
Net realized loss from security transactions, futures contracts and foreign currency-related transactions	(2,893,154)	(54,304,172)
Net change in net unrealized appreciation/(depreciation) of securities, futures contracts and foreign currency-related transactions	12,975,254	74,328

Net increase/(decrease) in net assets resulting from operations	10,305,242	(52,553,692)
Dividends to shareholders from net investment income:
Class Y Shares	(161,482)	(92,265)
Class A Shares	(10,839)	(168,068)
Class C Shares	(1,503)	(2,701)
Class K Shares	—	(174)
Class R Shares	—	(153)
Class I Shares	(1,290,207)	(2,782,499)
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	1,475,663	1,403,484
Class A Shares	86,821	(9,441,584)
Class C Shares	(36,785)	(7,019)
Class K Shares	—	(3,792)
Class R Shares	—	(3,800)
Class I Shares	(11,696,592)	(20,030,901)
Short-term trading fees	33	1

Net decrease in net assets	(1,329,649)	(83,683,163)
NET ASSETS:
Beginning of period	49,429,451	133,112,614

End of period	$48,099,802	$49,429,451

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$(258,789)	$982,100

(a)	Effective March 16, 2009, all outstanding Class K Shares and Class R Shares of the Fund were redeemed.

See Notes to Financial Statements.

13

Munder International Fund — Core Equity

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009(a)

Amount
Class Y Shares:
Sold	$2,996,339	$1,329,224
Issued as reinvestment of dividends	160,277	90,578
Redeemed	(1,680,953)	(16,318)

Net increase	$1,475,663	$1,403,484

Class A Shares:
Sold	$93,029	$129,603
Issued as reinvestment of dividends	10,673	147,486
Redeemed	(16,881)	(9,718,673)

Net increase/(decrease)	$86,821	$(9,441,584)

Class C Shares:
Sold	$1,796	$70,122
Issued as reinvestment of dividends	774	344
Redeemed	(39,355)	(77,485)

Net decrease	$(36,785)	$(7,019)

Class K Shares:
Issued as reinvestment of dividends	$—	$174
Redeemed	—	(3,966)

Net decrease	$—	$(3,792)

Class R Shares:
Issued as reinvestment of dividends	$—	$153
Redeemed	—	(3,953)

Net decrease	$—	$(3,800)

Class I Shares:
Sold	$—	$1,810,488
Issued as reinvestment of dividends	248,503	801,275
Redeemed	(11,945,095)	(22,642,664)

Net decrease	$(11,696,592)	$(20,030,901)

(a)	Effective March 16, 2009, all outstanding Class K Shares and Class R Shares of the Fund were redeemed.

See Notes to Financial Statements.

14

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009(a)

Shares
Class Y Shares:
Sold	469,483	267,619
Issued as reinvestment of dividends	25,004	13,523
Redeemed	(255,933)	(3,891)

Net increase	238,554	277,251

Class A Shares:
Sold	14,069	22,994
Issued as reinvestment of dividends	1,660	20,101
Redeemed	(2,592)	(1,566,844)

Net increase/(decrease)	13,137	(1,523,749)

Class C Shares:
Sold	280	10,907
Issued as reinvestment of dividends	121	51
Redeemed	(6,011)	(13,946)

Net decrease	(5,610)	(2,988)

Class K Shares:
Issued as reinvestment of dividends	—	26
Redeemed	—	(918)

Net decrease	—	(892)

Class R Shares:
Issued as reinvestment of dividends	—	23
Redeemed	—	(915)

Net decrease	—	(892)

Class I Shares:
Sold	—	266,620
Issued as reinvestment of dividends	38,768	117,855
Redeemed	(1,784,260)	(4,247,523)

Net decrease	(1,745,492)	(3,863,048)

(a)	Effective March 16, 2009, all outstanding Class K Shares and Class R Shares of the Fund were redeemed.

See Notes to Financial Statements.

15

Munder International Fund — Core Equity(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares					A Shares
	Period Ended		Year	Period		Period Ended		Year	Period
	12/31/09(b)		Ended	Ended		12/31/09(b)		Ended	Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)		(Unaudited)		6/30/09(b)	6/30/08(b)

Net asset value, beginning of period	$5.45		$9.38	$10.00		$5.46		$9.36	$10.00

Income/(loss) from investment operations:
Net investment income/(loss)	0.02		0.16	0.29		0.01		0.10	0.15
Net realized and unrealized loss on investments	1.08		(3.87)	(0.94)		1.07		(3.81)	(0.82)

Total from investment operations	1.10		(3.71)	(0.65)		1.08		(3.71)	(0.67)

Less distributions:
Dividends from net investment income	(0.18)		(0.22)	—		(0.16)		(0.19)	—

Total distributions	(0.18)		(0.22)	—		(0.16)		(0.19)	—

Short-term trading fees	0.00	(c)	0.00 (c)	0.00	(c)	0.00	(c)	0.00 (c)	0.00	(c)

Voluntary contribution from Advisor	—		—	0.03		—		—	0.03

Net asset value, end of period	$6.37		$5.45	$9.38		$6.38		$5.46	$9.36

Total return(d)	20.18%		(40.00)%	(6.20	)%(e)	20.06%		(40.08)%	(6.40	)%(e)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,843		$3,705	$3,770		$432		$297	$14,779
Ratio of operating expenses to average net assets	1.36	%(f)	1.36%	1.36	%(f)	1.61	%(f)	1.61%	1.61	%(f)
Ratio of net investment income/(loss) to average net assets	0.53	%(f)	2.73%	3.33	%(f)	0.25	%(f)	1.30%	1.72	%(f)
Portfolio turnover rate	32%		52%	72%		32%		52%	72%
Ratio of operating expenses to average net assets without expense reimbursements	2.14	%(f)	2.39%	1.63	%(f)	2.48	%(f)	2.41%	1.92	%(f)

(a)	Class Y Shares, Class A Shares, Class C Shares and Class I Shares of the Fund commenced operations on August 16, 2007.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been -6.50% for Class Y, -6.70% for Class A, -7.30% for Class C and -6.30% for Class I Shares.
(f)	Annualized.

See Notes to Financial Statements.

16

C Shares					I Shares
Period Ended		Year	Period		Period Ended		Year	Period
12/31/09(b)		Ended	Ended		12/31/09(b)		Ended	Ended
(Unaudited)		6/30/09(b)	6/30/08(b)		(Unaudited)		6/30/09(b)	6/30/08(b)

$5.43		$9.30	$10.00		$5.46		$9.40	$10.00

(0.01)		0.07	0.14		0.03		0.15	0.21

1.07		(3.82)	(0.87)		1.08		(3.85)	(0.84)

1.06		(3.75)	(0.73)		1.11		(3.70)	(0.63)

(0.12)		(0.12)	—		(0.20)		(0.24)	—

(0.12)		(0.12)	—		(0.20)		(0.24)	—

0.00	(c)	0.00 (c)	0.00	(c)	0.00	(c)	0.00 (c)	0.00	(c)

—		—	0.03		—		—	0.03

$6.37		$5.43	$9.30		$6.37		$5.46	$9.40

19.42%		(40.54)%	(7.00	)%(e)	20.27%		(39.80)%	(6.00	)%(e)

$85		$103	$204		$41,741		$45,325	$114,342

2.36	%(f)	2.36%	2.36	%(f)	1.10	%(f)	1.10%	1.10	%(f)

(0.40	)%(f)	1.24%	1.69	%(f)	0.85	%(f)	2.45%	2.39	%(f)
32%		52%	72%		32%		52%	72%

3.31	%(f)	3.36%	2.61	%(f)	1.54	%(f)	1.54%	1.38	%(f)

See Notes to Financial Statements.

17

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18

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2009 (Unaudited)

1.	Organization

As of December 31, 2009, the Munder Funds consisted of 16 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MST II”). Information presented in these financial statements pertains only to the Munder International Fund-Core Equity (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s investment objective is to provide long-term growth of capital. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 4 classes of shares — Class A, Class C, Class Y and Class I Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y and Class I Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts

19

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly- traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

Munder International Fund — Core Equity
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009:

		Investments in
	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$431,287	$5,019
Level 2 — Other Significant Observable Inputs	47,147,584	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$47,578,871	$5,019

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/depreciation on the instrument.

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by country.

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains/(losses) from security transactions.

Foreign Currency Spot Contracts: The Fund is subject to foreign currency rate risk in the normal course of pursuing its investment objectives. The Fund may use foreign currency spot contracts in an effort to facilitate transactions in foreign securities or to reduce exposure to foreign currency exchange rates. The

21

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

value of such contracts is translated into U.S. dollars. Foreign currency spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures Contracts: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another) or to gain exposure to an investment in a manner other than investing in the asset directly. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund may be required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margins are generally settled on a daily basis. The daily changes in futures contracts are recorded as unrealized appreciation/(depreciation) of futures contracts. The Fund recognizes a realized gain or loss from futures contracts when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income, if any, is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are

22

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Class-level expenses attributable to Class I Shares are charged directly to that class. All other class-level expenses (excluding distribution and shareholder servicing fees) are allocated to the remaining share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: During the period ended December 31, 2009, a short-term trading fee of 2% was assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s prospectus. The fee, which was retained by the Fund, was accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statement of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2009.

The Fund’s tax returns since inception remain subject to examination by U.S. federal and state tax authorities.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.80% on the first $1 billion of its average daily net assets, and

23

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

0.75% on average daily net assets exceeding $1 billion. During the period ended December 31, 2009, the Fund paid an annual effective rate of 0.80% for advisory services.

Pursuant to an Expense Limitation Agreement with the Fund, the Advisor agreed to waive fees or reimburse certain expenses of the Fund to the extent necessary to maintain the Fund’s total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) at 1.61%, 2.36%, 1.36%, and 1.10% for Class A, Class C, Class Y and Class I Shares, respectively (collectively, “Target Operating Expenses”). For the period ended December 31, 2009, the Advisor reimbursed expenses on behalf of the Fund totaling $129,604, which are reflected as expenses reimbursed by Advisor in the accompanying Statement of Operations.

Pursuant to a separate written Agreement with the Fund (the “Repayment Agreement”), the Advisor may seek repayment from the Fund for Fund expenses it reimbursed under the Expense Limitation Agreement. At December 31, 2009, the total amount eligible for repayment to the Advisor was $781,156. The Fund may only grant such repayment provided (1) its actual total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) are below the Target Operating Expenses and (2) it receives approval from the Board of Trustees. The Repayment Agreement is subject to annual review by the Board of Trustees.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

24

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

For the period ended December 31, 2009, the Advisor earned $45,836 before payment of sub-administration fees and $28,415 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2009, the Fund paid an annual effective rate of 0.1678% for administrative services.

Each Trustee of MST and MST II is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2009, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST or MST II.

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) with respect to all classes of shares, except Class Y and Class I Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, provides for payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates payable under the Plan for each class during its applicable period of operations, as a percentage of average daily net assets, were as follows:

Class A	Class C
Shares	Shares
12b-1 Fees	12b-1 Fees

0.25%	1.00%

25

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $16,548,961 and $27,197,359, respectively, for the period ended December 31, 2009.

At December 31, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $4,963,591, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $5,231,713 and net depreciation for financial reporting purposes was $268,122. At December 31, 2009, aggregate cost for financial reporting purposes was $47,846,993.

6.	Derivative Financial Instruments

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments as of December 31, 2009 is as follows:

	Asset Derivatives
	Balance Sheet
Derivatives	Location	Fair Value

Equity Contracts (Futures)	Net Assets — Unrealized Appreciation	$5,019	*

*	Includes cumulative appreciation/(depreciation) of futures contracts as described below. The Statement of Assets and Liabilities only includes current day’s variation margin.

For the period ended December 31, 2009, the Fund had the following derivative activity:

	Net Realized Gain	Net Change in Unrealized
	Recognized in	Appreciation/(Depreciation)
Derivatives	Income	Recognized in Income

Equity Contracts (Futures)	$104,012	$5,081

At December 31, 2009, the Fund had the following open financial futures contracts:

		Notional	Market
		Value of	Value of	Gross
Long Positions	Contracts	Contracts	Contracts	Appreciation

MSCI Pan Euro Index, March 2010	14	$336,529	$341,185	$4,656
TOPIX Index, March 2010	1	96,754	97,117	363

26

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

7.	Investment Concentration

The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

8.	Revolving Line of Credit

Effective December 9, 2009, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes an annual commitment fee equal to 0.15% per annum through December 8, 2010 on the daily amount of the unused commitment. Prior to December 9, 2009, borrowings under the line were limited to the lesser of $75,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest was payable on outstanding borrowings at the higher of (a) the federal funds rate plus 0.50% or (b) the overnight LIBOR rate plus 0.50%, and the annual commitment fee was equal to 0.11% per annum on the daily amount of the unused commitment. During the period ended December 31, 2009, the maximum outstanding borrowing was $10,397,000. During the 3 days the Fund utilized the line of credit, the average daily outstanding balance was $10,317,333, with an interest rate of 0.68%. For the period ended December 31, 2009, total interest expense for the Fund was $582 and total commitment fees for the Fund were $990.

9.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

27

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

10.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2009, permanent differences resulting primarily from foreign currency gains and losses and passive foreign investment company gains and losses were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share.

Undistributed Net	Accumulated Net
Investment Income	Realized Gain

$(56,434)	$56,434

During the year ended June 30, 2009, dividends of $3,045,860 were paid to shareholders from ordinary income.

At June 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed	Post
Ordinary	October Loss	Capital Loss	Unrealized
Income	Deferral	Carryover	Depreciation	Total

$1,048,907	$(37,110,430)	$(29,062,394)	$(14,602,156)	$79,726,073

The differences between book and tax distributable earnings were primarily due to wash sales, passive foreign investment company unreversed inclusions and deferred trustees’ fees.

As determined at June 30, 2009, the Fund had available for Federal income tax purposes $29,062,394 of unused capital losses of which $34,535 and $29,027,859 expire in 2016 and 2017, respectively.

Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2008 and June 30, 2009 of $37,110,430.

28

Munder International Fund — Core Equity
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

11.	Subsequent Events

Management has reviewed subsequent events through February 18, 2010, the date for which these financial statements were issued, and determined that no events have occurred that require disclosure.

12.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

13.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for the period ended June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

29

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31

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

James V. FitzGerald, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PNC Global Investment Servicing
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNIFCE1209

SEMI-ANNUAL REPORT
December 31, 2009

Munder International
Small-Cap Fund
Class Y, A, C & I Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR SHAREHOLDER:

The stock market rally that began in March of 2009 continued through the last half of the calendar year. As a result, most broad stock market indices posted double-digit returns for the six months ended December 31, 2009 and for the year as a whole. This was a welcome relief from the grim double-digit declines that characterized 2008.

For the six months ended December 31, 2009, the broad stock market, measured by the S&P 500® Index, had a return of 22.59%, the result of a 15.61% return in the third quarter and a 6.04% return in the fourth quarter of 2009. Mid-capitalization stocks, measured by the S&P MidCap 400® Index, were the sweet spot of the market and posted a return of 26.65%, besting both the larger-cap S&P 500® Index and the small-cap S&P SmallCap 600® Index. While growth and value stocks had relatively similar returns in the large-cap segment of the market, value stocks had stronger performance in both the small-cap and mid-cap segments.

In the international equity markets, measured by the MSCI EAFE Index (net dividends), a similar rally was evident during 2009. The Index, which reflects the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 22.07% return for the six-month period.

The fixed income markets also had positive returns for the six months ended December 31, 2009, with the Barclays Capital U.S. Aggregate Bond Index, a commonly followed benchmark representing the broad fixed income market, posting a 3.96% return. All segments of the index posted positive returns for the six-month period. With investors’ growing willingness to assume some risk, the U.S. Treasury segment had the weakest performance, while the corporate and asset-backed segments generated the strongest returns. The 6.10% return for the Barclays Capital Municipal Bond Index, a broad measure of the performance of the municipal bond market, evidenced a similar phenomenon. Higher quality municipal bonds underperformed their lower quality counterparts.

In both our equity and fixed income investing, we continue to focus on high quality securities with strong, long-term fundamentals. While this approach may not be in favor every quarter or even every year, we believe that it is the means to competitive returns over the longer term.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munderfunds.com. Thank you for your confidence in the Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very truly yours,

James V. FitzGerald
President and Principal Executive Officer, The Munder Funds
President and Chief Operating Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
12	Statement of Assets and Liabilities
14	Statement of Operations
15	Statements of Changes in Net Assets
16	Statements of Changes in Net Assets — Capital Stock Activity
18	Financial Highlights
21	Notes to Financial Statements

An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain a prospectus, please call 1-800-468-6337 or visit www.munderfunds.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munderfunds.com.

Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. A substantial portion of the Fund’s assets are invested in securities of Japanese and U.K. issuers; therefore, adverse market conditions affecting those countries may have a more pronounced effect on the Fund. Smaller company stocks are more volatile and less liquid than larger, more established company securities.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2009. The following pie chart illustrates the allocation of the Fund’s investments by country. A complete list of holdings as of December 31, 2009 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munderfunds.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

 COUNTRY ALLOCATION*

*	Country classification is based on the country classification assigned within the Fund’s benchmark and does not include exposure through holdings of foreign currencies.

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2009. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Remi Browne, Peter Carpenter, Robert Cerow, Peter Collins, John Evers, Daniel LeVan and Jeffrey Sullivan

During the six months ended December 31, 2009, the Fund participated in the strong performance of the small-cap sector of international stock markets. The Fund earned a 24.43% return, which compared favorably to the 22.83% return for the Fund’s S&P® Developed ex-U.S. SmallCap Index benchmark and the 24.36% median return for the Lipper universe of international small/mid-cap core funds.

Country weights had a positive impact on the Fund’s relative performance, largely because of an underweight in Japan and an overweight in Norway. In terms of country performance, the Fund’s holdings in South Korea, Japan, Norway, Spain and Australia had the largest positive impact on the Fund’s relative return, more than offsetting the lag from holdings in France, Switzerland and the U.K.

In terms of sectors, nine out of ten produced a positive contribution to the Fund’s relative returns, with significant contribution from the industrials and health care sectors. The consumer discretionary sector was the only sector that detracted from the Fund’s relative performance.

Several Japanese companies accounted for most of the Fund’s negative relative performance in the consumer discretionary sector, including Toyo Tire & Rubber (0.2% of the Fund), Fields Corp (0.4% of the Fund), a developer and marketer of game and image software and pachinko machines, and HIS, which was sold from the Fund in September. Two U.K. companies also contributed to the lag in relative returns in the sector: Game Group, which was sold in December, and Wetherspoon (J.D.) (0.5% of the Fund), an operator of a chain of pubs.

Two Australian stocks made a significant contribution to the Fund’s relative returns in the industrials sector: Downer EDI (0.9% of the Fund), a provider of engineering and infrastructure management services, and Virgin Blue Holdings (0.5% of the Fund), an Australian-based airline. Other strong performers in the industrials sector included Obrascon Huarte Lain (0.8% of the Fund), a Spanish construction and engineering firm, Koninklijke Vopak (0.7% of the Fund), a Dutch marine ports and services firm, and two German firms: MTU Aero Engines Holding (1.2% of the Fund), an aerospace and defense firm, and Bilfinger Berger (0.8% of the Fund), a construction and engineering firm.

Canadian firm SXC Health Solutions (0.6% of the Fund) was a standout in the health care sector, along with SSL International (0.7% of the Fund), a U.K. health care supplies firm, and Tecan Group (0.5% of the Fund), a Swiss life sciences tools and services company.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P® Developed ex-U.S. SmallCap Index consists of the bottom 15% (based on market capitalization) of companies from each country other than the U.S. represented in the S&P® Developed

iii

Broad Market Index (BMI). The S&P® Developed BMI includes all listed shares of companies from 25 developed countries with float-adjusted market capitalizations of at least US$100 million and annual trading volume of at least US$50 million. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of international small/mid-cap core funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/09	12/31/09	7/1/09-12/31/09	Ratio

Actual
Class Y	$1,000.00	$1,244.26	$8.26	1.46%
Class A	$1,000.00	$1,243.58	$9.67	1.71%
Class C	$1,000.00	$1,236.79	$13.87	2.46%
Class I	$1,000.00	$1,246.56	$6.80	1.20%

Hypothetical
Class Y	$1,000.00	$1,017.85	$7.43	1.46%
Class A	$1,000.00	$1,016.59	$8.69	1.71%
Class C	$1,000.00	$1,012.80	$12.48	2.46%
Class I	$1,000.00	$1,019.16	$6.11	1.20%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder International Small-Cap Fund

Portfolio of Investments, December 31, 2009 (Unaudited)

Shares		Value(a),(d)

COMMON STOCKS — 97.5%
Australia — 4.9%
92,207	Bradken Ltd	$558,698
153,660	Centennial Coal Co Ltd	545,943
160,431	Downer EDI Ltd (e)	1,337,234
88,036	IOOF Holdings Ltd	475,392
31,482	JB Hi-Fi Ltd	633,160
82,593	MacArthur Coal Ltd	823,448
365,068	Mount Gibson Iron Ltd †	531,958
458,341	Pacific Brands Ltd †	459,834
285,347	Panoramic Resources Ltd	589,986
479,358	Ten Network Holdings Ltd †	694,599
1,563,589	Virgin Blue Holdings Ltd †	818,224

		7,468,476

Austria — 1.8%
16,572	Andritz AG	956,726
21,904	bwin Interactive Entertainment AG †	1,305,154
4,898	Mayr Melnhof Karton AG	503,876

		2,765,756

Belgium — 0.4%
19,857	Telenet Group Holding NV	563,351

Canada — 11.1%
54,723	Alamos Gold Inc †,(b)	657,189
25,442	Alimentation Couche Tard Inc, Class B (b)	506,480
19,900	Astral Media Inc (b)	633,048
16,959	Atco Ltd, Class I (b)	748,670
39,538	Atrium Innovations Inc †,(b)	595,801
21,227	Baytex Energy Trust (b)	602,803
24,283	Bird Construction Income Fund (b)	798,714
73,142	Celestica Inc †,(b)	696,557
22,344	Dorel Industries Inc, Class B (b)	695,199
44,215	FNX Mining Co Inc †,(b)	488,718
29,915	Home Capital Group Inc (b)	1,197,058
63,283	HudBay Minerals Inc †,(b)	821,103
12,300	Inmet Mining Corp (b)	750,102
24,444	Laurentian Bank of Canada (b)	999,169
13,166	MacDonald Dettwiler & Associates Ltd †,(b)	536,283
21,836	Methanex Corp (b)	428,640
36,094	Pacific Rubiales Energy Corp †,(b)	533,205
19,116	Pan American Silver Corp †,(b)	458,045

See Notes to Financial Statements.

1

Munder International Small-Cap Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a),(d)

COMMON STOCKS (Continued)
Canada (Continued)
35,988	Petrominerales Ltd †,(b)	$646,913
40,574	Peyto Energy Trust (b)	545,461
55,364	Red Back Mining Inc †,(b)	794,053
26,126	ShawCor Ltd, Class A (b)	733,182
30,932	Sino-Forest Corp †,(b)	573,182
16,221	SXC Health Solutions Corp †,(b)	888,716
44,149	Thompson Creek Metals Co Inc †,(b)	520,493

		16,848,784

Denmark — 0.7%
7,739	FLSmidth & Co A/S	541,968
22,450	Sydbank A/S †	578,260

		1,120,228

Finland — 1.5%
138,852	Citycon Oyj	585,047
72,723	Huhtamaki Oyj	1,011,541
112,711	Oriola-KD OYJ, B Shares	711,540

		2,308,128

France — 7.9%
15,459	Compagnie Generale des Etablissements Michelin, Class B	1,185,788
27,489	Eutelsat Communications	881,948
8,432	Faiveley SA	670,668
5,799	Fonciere Des Regions	593,060
22,441	Gemalto NV †	965,787
20,829	Legrand SA	580,812
27,781	M6-Metropole Television	710,793
13,073	Publicis Groupe SA	530,331
47,339	Recylex SA †	593,223
11,305	Rubis	991,615
10,028	Saft Groupe SA	483,062
29,797	SCOR SE	744,269
14,327	SEB SA	811,649
10,370	Sopra Group SA	732,615
13,134	Technip SA	920,348
20,086	Teleperformance	648,522

		12,044,490

See Notes to Financial Statements.

2

Shares		Value(a),(d)

Germany — 6.1%
15,567	Bilfinger Berger AG	$1,197,172
13,165	Deutsche Euroshop AG	446,754
48,481	GAGFAH SA	443,234
18,151	H&R WASAG AG	389,616
13,626	Hannover Rueckversicherung AG †	639,596
87,280	Infineon Technologies AG †	481,835
13,373	Lanxess AG	503,385
32,740	MTU Aero Engines Holding AG	1,796,523
18,346	Rhoen Klinikum AG	448,722
19,562	Stada Arzneimittel AG	677,276
21,211	Suedzucker AG	440,387
38,979	United Internet AG †	515,477
4,608	Wacker Chemie AG	803,687
7,557	Wincor Nixdorf AG	515,470

		9,299,134

Greece — 0.7%
34,869	Hellenic Exchanges SA Holding Clearing Settlement and Registry	361,388
48,744	JUMBO SA	619,174

		980,562

Hong Kong — 2.1%
191,857	Great Eagle Holdings Ltd	496,120
620,000	Midland Holdings Ltd	531,543
532,453	Peace Mark Holdings Ltd †,(c)	0
1,099,706	Texwinca Holdings Ltd	1,028,056
425,267	Xinao Gas Holdings Ltd	1,086,261

		3,141,980

Ireland — 0.1%
119,292	Allied Irish Banks PLC †	207,497

Italy — 4.7%
55,125	Azimut Holding SpA	735,857
84,208	Cementir Holding SpA	406,277
56,548	Credito Emiliano SpA †	434,025
79,546	Davide Campari-Milano SpA	828,743
19,799	DiaSorin SpA	703,170
357,713	Immobiliare Grande Distribuzione	796,652
46,079	Prysmian SpA	806,599
106,600	Recordati SpA	793,220

See Notes to Financial Statements.

3

Munder International Small-Cap Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a),(d)

COMMON STOCKS (Continued)
Italy (Continued)
10,300	Tod’s SpA	$763,089
51,816	Trevi Finanziaria SpA	813,721

		7,081,353

Japan — 17.3%
15,642	ABC-Mart Inc	434,683
124,600	Alps Electric Co Ltd †	731,263
28,300	Asahi Holdings Inc	431,136
32,664	Capcom Co Ltd	536,855
73,300	COMSYS Holdings Corp	768,324
120,000	Dainippon Screen Manufacturing Co Ltd †	524,888
9,700	Disco Corp	603,761
17,900	Don Quijote Co Ltd	432,400
431	Fields Corp	534,373
45,900	Fuji Oil Co Ltd	668,166
109,000	Fujikura Ltd	559,924
12,700	Funai Electric Co Ltd	637,180
45,559	K’s Holdings Corp	1,357,883
90,000	Kagoshima Bank Ltd/The	627,993
37,603	Kintetsu World Express Inc	975,137
12,600	Kobayashi Pharmaceutical Co Ltd	503,792
75,000	Koito Manufacturing Co Ltd	1,194,834
63,613	Kuroda Electric Co Ltd	925,112
44,500	Kyowa Exeo Corp	375,172
41,500	Lintec Corp	828,523
16,922	Mandom Corp	479,416
10,500	Mars Engineering Corp	253,492
20,400	Miraca Holdings Inc	558,360
191,000	Mitsui Mining & Smelting Co Ltd †	494,310
60,000	Nippon Shokubai Co Ltd	515,903
37,200	NS Solutions Corp	585,418
7,400	Okinawa Electric Power Co Inc/The	392,991
10,920	Point Inc	609,663
88,000	Rengo Co Ltd	522,186
805	Risa Partners Inc	505,195
62,000	San-In Godo Bank Ltd/The	481,666
190,000	Sankyu Inc	970,897
77,000	Shiga Bank Ltd/The	433,811
21,210	Sumitomo Real Estate Sales Co Ltd	867,867
25,300	Taiyo Ink Manufacturing Co Ltd	667,639

See Notes to Financial Statements.

4

Shares		Value(a),(d)

Japan (Continued)
47,000	Taiyo Yuden Co Ltd	$606,044
86,000	Takasago Thermal Engineering Co Ltd	732,837
49,200	Tokyu Livable Inc	421,632
11,600	Towa Pharmaceutical Co Ltd	534,131
150,000	Toyo Engineering Corp	439,955
186,000	Toyo Tire & Rubber Co Ltd †	341,752
15,858	Tsuruha Holdings Inc	565,247
103	United Urban Investment Corp	541,784

		26,173,595

Luxembourg — 0.4%
18,480	Ternium SA, ADR †,(b)	654,562

Netherlands — 3.3%
32,305	Aalberts Industries NV	461,530
81,560	BinckBank NV	1,463,005
7,631	Fugro NV	435,783
38,648	Imtech NV	1,037,144
14,133	Koninklijke Vopak NV †	1,116,588
8,413	Nutreco Holding NV	471,610

		4,985,660

Norway — 2.1%
131,796	Atea ASA	1,139,942
31,900	Leroy Seafood Group ASA	577,006
79,500	ProSafe SE	503,450
56,650	TGS Nopec Geophysical Co ASA †	1,022,387

		3,242,785

Singapore — 0.6%
677,000	Ho Bee Investment Ltd	823,984

South Korea — 3.5%
69,250	Busan Bank †	825,521
10,392	CJ O Shopping Co Ltd †	686,055
54,440	Daegu Bank	800,270
14,229	Daum Communications Corp †	854,748
33,470	Hyundai Marine & Fire Insurance Co Ltd	534,376
26,730	LG Dacom Corp †	417,199
22,540	LG International Corp †	582,491
116,160	Nexen Tire Corp †	670,836

		5,371,496

See Notes to Financial Statements.

5

Munder International Small-Cap Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a),(d)

COMMON STOCKS (Continued)
Spain — 3.1%
28,312	Abengoa SA	$911,527
62,730	Banco de Sabadell SA	348,431
17,760	Bolsas y Mercados Espanoles SA	569,880
44,826	Obrascon Huarte Lain SA	1,203,935
13,998	Red Electrica Corp SA	775,796
32,289	Viscofan SA	819,261

		4,628,830

Sweden — 1.6%
23,438	AF AB, B Shares	638,273
53,973	Boliden AB	689,690
24,456	Elekta AB, B Shares	582,846
71,136	Peab AB	455,409

		2,366,218

Switzerland — 5.4%
9,320	Actelion Ltd †	497,772
13,313	Baloise Holding AG	1,108,932
1,590	Banque Cantonale Vaudoise	630,559
1,700	Galenica AG	614,903
13,890	Noble Corp (b)	565,323
6,349	Orascom Development Holding AG	445,807
10,443	PSP Swiss Property AG	590,962
11,255	Schindler Holding AG	863,440
376	Sika AG	584,938
5,470	Sonova Holding AG	661,430
5,550	Sulzer AG	432,392
10,426	Tecan Group AG	786,699
16,314	Vontobel Holding AG	465,955

		8,249,112

United Kingdom — 18.2%
62,859	Aggreko Plc	935,711
176,531	Amlin PLC	1,013,559
223,408	ARM Holdings Plc	638,833
22,137	Autonomy Corp PLC †	539,744
87,047	Babcock International Group	834,273
111,342	Balfour Beatty PLC	462,680
501,719	Beazley PLC	808,567
116,795	Britvic PLC	769,651

See Notes to Financial Statements.

6

Shares		Value(a),(d)

United Kingdom (Continued)
167,008	Carillion PLC	$817,058
133,187	Carphone Warehouse Group PLC	401,474
48,090	Charter International PLC	555,811
32,044	Chemring Group Plc (e)	1,507,908
66,613	Davis Service Group PLC	426,851
119,329	Domino’s Pizza UK & IRL Plc	570,918
93,338	easyJet PLC †	525,871
621,464	Galiform PLC †	733,764
120,861	Gulfsands Petroleum Plc †	446,564
82,138	IG Group Holdings PLC	499,972
1,775,819	Inchcape Plc †	845,318
106,436	Informa PLC	544,481
52,668	Inmarsat PLC	585,434
173,741	International Personal Finance Plc	578,071
112,131	Interserve PLC	348,364
586,883	ITV PLC †	495,497
141,879	JKX Oil & Gas PLC	639,150
289,053	Logica PLC	530,142
250,000	Mcbride Plc	853,580
79,301	Micro Focus International PLC	583,109
248,254	N Brown Group PLC	986,535
74,253	Petrofac Ltd	1,236,441
32,686	Premier Oil PLC †	579,442
7,014	Randgold Resources Ltd	557,307
638,847	Spirent Communications PLC	1,045,885
86,313	SSL International PLC	1,089,193
218,262	Stagecoach Group PLC	597,218
533,086	Taylor Wimpey PLC †	334,285
140,374	Thomas Cook Group PLC	521,320
37,550	Travis Perkins PLC †	512,186
93,582	Tullett Prebon PLC	416,821
91,946	Vitec Group Plc/The	574,169
99,751	Wetherspoon (J.D.) Plc †	684,188

		27,627,345

TOTAL COMMON STOCKS
(Cost $125,588,624)		147,953,326

See Notes to Financial Statements.

7

Munder International Small-Cap Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a),(d)

PREFERRED STOCKS — 1.1%
Germany — 1.1%
15,625	Hugo Boss AG	$549,904
95,045	ProSiebenSat.1 Media AG	1,100,489

TOTAL PREFERRED STOCKS
(Cost $804,741)		1,650,393

WARRANT — 0.0%#
(Cost $0)
France — 0.0%#
5,837	Fonciere Des Regions, expires 12/31/2010 (exercise price 65 EUR) †,(b)	4,928

INVESTMENT COMPANY SECURITY — 0.4%
(Cost $518,433)
518,433	State Street Institutional Liquid Reserves Fund (b)	518,433

TOTAL INVESTMENTS
(Cost $126,911,798)	99.0%	150,127,080
OTHER ASSETS AND LIABILITIES (Net)	1.0	1,589,455

NET ASSETS	100.0%	$151,716,535

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	Unless otherwise indicated, the values of the securities of the Fund were determined based on Level 2 inputs established by Topic 820 (see Notes to Financial Statements, Note 2).

(b)	Security value was determined based on Level 1 inputs established by Topic 820 (see Notes to Financial Statements, Note 2).

(c)	Security value was determined based on Level 3 inputs established by Topic 820 (see Notes to Financial Statements, Note 2).

(d)	Canadian securities, depositary receipts and foreign securities that exclusively trade in U.S. markets are valued based on the last quoted sale price on the security’s primary market or exchange. The value for all other common stocks and preferred stocks represents fair value as of December 31, 2009 determined in accordance with guidelines approved by the Board of Trustees (see Notes to Financial Statements, Note 2). At December 31, 2009, fair valued securities represent $131,535,050, 86.7% of net assets.

(e)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

ABBREVIATIONS:
ADR	— American Depositary Receipt
EUR	— Euro

See Notes to Financial Statements.

8

At December 31, 2009, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Construction & Engineering	6.7%	$10,171,144
Metals & Mining	6.2	9,424,185
Commercial Banks	4.2	6,367,202
Energy Equipment & Services	3.6	5,416,914
Real Estate Management & Development	3.4	5,207,144
Insurance	3.2	4,849,298
Specialty Retail	3.2	4,789,800
Chemicals	3.1	4,722,331
Oil, Gas & Consumable Fuels	3.0	4,539,481
Machinery	3.0	4,499,265
Media	3.0	4,490,697
Capital Markets	2.7	4,062,226
Commercial Services & Supplies	2.6	3,965,205
Health Care Equipment & Supplies	2.4	3,594,999
Hotels, Restaurants & Leisure	2.3	3,527,386
Auto Components	2.2	3,393,210
Aerospace & Defense	2.2	3,304,431
Information Technology Services	2.0	2,988,117
Food Products	2.0	2,976,431
Household Durables	1.6	2,478,314
Electrical Equipment	1.6	2,430,396
Semiconductors & Semiconductor Equipment	1.5	2,249,317
Software	1.4	2,195,992
Gas Utilities	1.4	2,077,876
Containers & Packaging	1.3	2,037,603
Electronic Equipment & Instruments	1.3	2,033,865
Trading Companies & Distributors	1.3	2,019,789
Pharmaceuticals	1.3	2,004,626
Real Estate Investment Trusts (REITs)	1.3	1,931,496
Textiles, Apparel & Luxury Goods	1.2	1,791,145
Health Care Providers & Services	1.2	1,775,164
Internet & Catalog Retail	1.1	1,672,590
Beverages	1.0	1,598,394
Personal Products	1.0	1,579,010
Road & Rail	1.0	1,568,116
Diversified Telecommunication Services	1.0	1,565,984
Computers & Peripherals	1.0	1,481,258
Diversified Financial Services	0.9	1,431,239
Internet Software & Services	0.9	1,370,225

See Notes to Financial Statements.

9

Munder International Small-Cap Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

	% of
	Net Assets	Value

COMMON STOCKS (Continued)
Leisure Equipment & Products	0.9%	$1,362,033
Airlines	0.9	1,344,096
Distributors	0.9	1,305,152
Professional Services	0.8	1,286,795
Thrifts & Mortgage Finance	0.8	1,197,058
Electric Utilities	0.8	1,168,786
Transportation Infrastructure	0.7	1,116,588
Food & Staples Retailing	0.7	1,071,727
Communications Equipment	0.7	1,045,885
Air Freight & Logistics	0.6	975,137
Health Care Technology	0.6	888,716
Household Products	0.6	853,580
Life Sciences Tools & Services	0.5	786,699
Multi-Utilities	0.5	748,670
Building Products	0.5	732,837
Consumer Finance	0.4	578,071
Paper & Forest Products	0.4	573,182
Biotechnology	0.3	497,772
Multiline Retail	0.3	432,400
Construction Materials	0.3	406,277

TOTAL COMMON STOCKS	97.5	147,953,326
PREFERRED STOCKS:
Media	0.7	1,100,489
Textiles, Apparel & Luxury Goods	0.4	549,904

TOTAL PREFERRED STOCKS	1.1	1,650,393
WARRANT	0.0 #	4,928
INVESTMENT COMPANY SECURITY	0.4	518,433

TOTAL INVESTMENTS	99.0	150,127,080
OTHER ASSETS AND LIABILITIES (NET)	1.0	1,589,455

NET ASSETS	100.0%	$151,716,535

#	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

10

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11

Munder International Small-Cap Fund

Statement of Assets and Liabilities, December 31, 2009 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$150,127,080
Foreign currency, at value	827,229
Dividends receivable	282,814
Receivable from Advisor	29,249
Receivable for investment securities sold	722,943
Receivable for Fund shares sold	160,745
Deposits with brokers for futures contacts	40,010
Prepaid expenses and other assets	61,154

Total Assets	152,251,224

LIABILITIES:
Payable for Fund shares redeemed	116,366
Payable for investment securities purchased	95,840
Investment advisory fees payable	123,052
Transfer agency/record keeping fees payable	61,000
Trustees’ fees and expenses payable	39,561
Administration fees payable	19,383
Custody fees payable	9,919
Distribution and shareholder servicing fees payable — Class A and C shares	3,986
Variation margin payable on open futures contracts	655
Accrued expenses and other payables	64,927

Total Liabilities	534,689

NET ASSETS	$151,716,535

Investments, at cost	$126,911,798

Foreign currency, at cost	$830,159

See Notes to Financial Statements.

12

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(673,179)
Accumulated net realized loss on investments sold	(119,421,018)
Net unrealized appreciation of investments	23,223,570
Paid-in capital	248,587,162

$151,716,535

NET ASSETS:
Class Y Shares	$52,229,301

Class A Shares	$1,463,341

Class C Shares	$4,305,153

Class I Shares	$93,718,740

SHARES OUTSTANDING:
Class Y Shares	8,341,044

Class A Shares	233,835

Class C Shares	695,697

Class I Shares	14,928,663

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$6.26

CLASS A SHARES:
Net asset value and redemption price per share	$6.26

Maximum sales charge	5.50%
Maximum offering price per share	$6.62

CLASS C SHARES:
Net asset value and offering price per share*	$6.19

CLASS I SHARES:
Net asset value, offering price and redemption price per share	$6.28

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

13

Munder International Small-Cap Fund

Statement of Operations, For the Period Ended December 31, 2009 (Unaudited)

INVESTMENT INCOME:
Interest	$453
Dividends(a)	1,152,755

Total Investment Income	1,153,208

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	1,928
Class C Shares	20,222
Investment advisory fees	706,103
Transfer agency/record keeping fees(b)	143,838
Administration fees	111,774
Custody fees	69,021
Legal and audit fees	30,384
Trustees’ fees and expenses	26,363
Registration and filing fees(c)	23,935
Printing and mailing fees(d)	20,883
Other	12,784

Total Expenses	1,167,235
Expenses reimbursed by Advisor	(179,359)

Net Expenses	987,876

NET INVESTMENT INCOME	165,332

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	1,176,148
Futures contracts	(62,654)
Foreign currency-related transactions	(14,398)
Net change in unrealized appreciation/(depreciation) of:
Securities	29,925,197
Futures contracts	11,036
Foreign currency-related transactions	6,408

Net realized and unrealized gain on investments	31,041,737

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,207,069

(a)	Net of foreign withholding taxes of $67,526.

(b)	Transfer agency/record keeping fees — The amounts for Class Y, Class A, Class C & Class I Shares were $119,368, $3,620, $9,046 and $11,804, respectively.

(c)	Registration and filing fees — The amounts for Class Y, Class A, Class C & Class I Shares were $16,232, $493, $1,227 and $5,983, respectively.

(d)	Printing and mailing fees — The amounts for Class Y, Class A, Class C & Class I Shares were $10,557, $227, $489 and $9,610, respectively.

See Notes to Financial Statements.

14

Munder International Small-Cap Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009(a)

Net investment income	$165,332	$1,706,238
Net realized gain/(loss) from security transactions, futures contracts and foreign currency-related transactions	1,099,096	(91,088,004)
Net change in net unrealized appreciation/(depreciation) of securities, futures contracts and foreign currency-related transactions	29,942,641	9,714,131

Net increase/(decrease) in net assets resulting from operations	31,207,069	(79,667,635)
Dividends to shareholders from net investment income:
Class Y Shares	(604,429)	(93,831)
Class A Shares	(13,329)	(35,456)
Class C Shares	(21,540)	(30,633)
Class K Shares	—	(85)
Class R Shares	—	(77)
Class I Shares	(1,338,852)	(1,979,086)
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	(3,127,883)	53,814,362
Class A Shares	(174,286)	(232,350)
Class C Shares	182,509	2,024,494
Class K Shares	—	(3,431)
Class R Shares	—	(3,424)
Class I Shares	(4,889,042)	(23,126,171)
Short-term trading fees	7	1,209

Net increase/(decrease) in net assets	21,220,224	(49,332,114)
NET ASSETS:
Beginning of period	130,496,311	179,828,425

End of period	$151,716,535	$130,496,311

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$(673,179)	$1,139,639

(a)	Effective March 16, 2009, all outstanding Class K Shares and Class R Shares of the Fund were redeemed.

See Notes to Financial Statements.

15

Munder International Small-Cap Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009(a)

Amount
Class Y Shares:
Sold	$5,155,548	$66,113,793
Issued as reinvestment of dividends	596,195	89,467
Redeemed	(8,879,626)	(12,388,898)

Net increase/(decrease)	$(3,127,883)	$53,814,362

Class A Shares:
Sold	$180,883	$891,303
Issued as reinvestment of dividends	12,824	21,717
Redeemed	(367,993)	(1,145,370)

Net decrease	$(174,286)	$(232,350)

Class C Shares:
Sold	$284,682	$2,119,265
Issued as reinvestment of dividends	21,176	29,711
Redeemed	(123,349)	(124,482)

Net increase	$182,509	$2,024,494

Class K Shares:
Issued as reinvestment of dividends	$—	$85
Redeemed	—	(3,516)

Net decrease	$—	$(3,431)

Class R Shares:
Issued as reinvestment of dividends	$—	$77
Redeemed	—	(3,501)

Net decrease	$—	$(3,424)

Class I Shares:
Sold	$295,063	$1,214,903
Issued as reinvestment of dividends	223,200	551,739
Redeemed	(5,407,305)	(21,475,575)
In-kind redemption	—	(3,417,238)

Net decrease	$(4,889,042)	$(23,126,171)

(a)	Effective March 16, 2009, all outstanding Class K Shares and Class R Shares of the Fund were redeemed.

See Notes to Financial Statements.

16

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009(a)

Shares
Class Y Shares:
Sold	851,145	11,140,992
Issued as reinvestment of dividends	95,087	13,421
Redeemed	(1,486,743)	(2,714,631)

Net increase/(decrease)	(540,511)	8,439,782

Class A Shares:
Sold	30,677	148,051
Issued as reinvestment of dividends	2,046	3,232
Redeemed	(59,812)	(220,178)

Net decrease	(27,089)	(68,895)

Class C Shares:
Sold	49,749	372,910
Issued as reinvestment of dividends	3,415	4,448
Redeemed	(20,457)	(23,648)

Net increase	32,707	353,710

Class K Shares:
Issued as reinvestment of dividends	—	13
Redeemed	—	(916)

Net decrease	—	(903)

Class R Shares:
Issued as reinvestment of dividends	—	11
Redeemed	—	(914)

Net decrease	—	(903)

Class I Shares:
Sold	48,604	266,137
Issued as reinvestment of dividends	35,541	81,860
Redeemed	(917,215)	(3,554,807)
In-kind redemption	—	(471,015)

Net decrease	(833,070)	(3,677,825)

(a)	Effective March 16, 2009, all outstanding Class K Shares and Class R Shares of the Fund were redeemed.

See Notes to Financial Statements.

17

Munder International Small-Cap Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares					A Shares
	Period Ended		Year	Period		Period Ended		Year	Period
	12/31/09(b)		Ended	Ended		12/31/09(b)		Ended	Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)		(Unaudited)		6/30/09(b)	6/30/08(b)

Net asset value, beginning of period	$5.09		$8.74	$10.00		$5.08		$8.73	$10.00

Income/(loss) from investment operations:
Net investment income/(loss)	0.00	(d)	0.07	0.11		(0.00	)(d)	0.05	0.17
Net realized and unrealized loss on investments	1.24		(3.62)	(1.37)		1.24		(3.61)	(1.44)

Total from investment operations	1.24		(3.55)	(1.26)		1.24		(3.56)	(1.27)

Less distributions:
Dividends from net investment income	(0.07)		(0.10)	—		(0.06)		(0.09)	—
Distributions from net realized gains	—		—	(0.00	)(d)	—		—	(0.00	)(d)

Total distributions	(0.07)		(0.10)	(0.00	)(d)	(0.06)		(0.09)	(0.00	)(d)

Short-term trading fees	0.00	(d)	0.00 (d)	0.00	(d)	0.00	(d)	0.00 (d)	0.00	(d)

Net asset value, end of period	$6.26		$5.09	$8.74		$6.26		$5.08	$8.73

Total return(c)	24.43%		(40.87)%	(12.57)%		24.36%		(40.99)%	(12.67)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$52,229		$45,239	$3,862		$1,463		$1,327	$2,880
Ratio of operating expenses to average net assets	1.46	%(e)	1.46%	1.46	%(e)	1.71	%(e)	1.71%	1.71	%(e)
Ratio of net investment income/(loss) to average net assets	0.09	%(e)	1.49%	1.37	%(e)	(0.16	)%(e)	0.86%	2.06	%(e)
Portfolio turnover rate	40%		91%	91%		40%		91%	91%
Ratio of operating expenses to average net assets without expense reimbursements	1.86	%(e)	2.36%	2.46	%(e)	2.10	%(e)	2.56%	2.80	%(e)

(a)	Class Y Shares, Class A Shares, Class C Shares and Class I Shares of the Fund commenced operations on August 17, 2007.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(d)	Amount is less than $0.005 per share.

(e)	Annualized.

See Notes to Financial Statements.

18

C Shares					I Shares
Period Ended		Year	Period		Period Ended		Year	Period
12/31/09(b)		Ended	Ended		12/31/09(b)		Ended	Ended
(Unaudited)		6/30/09(b)	6/30/08(b)		(Unaudited)		6/30/09(b)	6/30/08(b)

$5.03		$8.67	$10.00		$5.11		$8.77	$10.00

(0.03)		0.02	0.14		0.01		0.07	0.14

1.22		(3.59)	(1.47)		1.25		(3.62)	(1.36)

1.19		(3.57)	(1.33)		1.26		(3.55)	(1.22)

(0.03)		(0.07)	—		(0.09)		(0.11)	(0.01)

—		—	(0.00	)(d)	—		—	(0.00	)(d)

(0.03)		(0.07)	(0.00	)(d)	(0.09)		(0.11)	(0.01)

0.00	(d)	0.00 (d)	0.00	(d)	0.00	(d)	0.00 (d)	0.00	(d)

$6.19		$5.03	$8.67		$6.28		$5.11	$8.77

23.68%		(41.39)%	(13.27)%		24.66%		(40.76)%	(12.21)%

$4,305		$3,332	$2,681		$93,719		$80,598	$170,390

2.46	%(e)	2.46%	2.46	%(e)	1.20	%(e)	1.20%	1.20	%(e)

(0.93	)%(e)	0.38%	1.77	%(e)	0.35	%(e)	1.33%	1.72	%(e)
40%		91%	91%		40%		91%	91%

2.82	%(e)	3.33%	3.28	%(e)	1.35	%(e)	1.45%	1.50	%(e)

See Notes to Financial Statements.

19

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20

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2009 (Unaudited)

1.	Organization

As of December 31, 2009, the Munder Funds consisted of 16 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MST II”). Information presented in these financial statements pertains only to the Munder International Small-Cap Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s investment objective is to provide long-term growth of capital. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 4 classes of shares — Class A, Class C, Class Y and Class I Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y and Class I Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts

21

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security and depositary receipts may be valued based on the underlying securities value and relevant exchange rate. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009:

		Investments in
	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$18,592,030	$11,036
Level 2 — Other Significant Observable Inputs	131,535,050	—
Level 3 — Significant Unobservable Inputs	— **	—

Total	$150,127,080	$11,036

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/depreciation on the instrument.

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by country.

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Common Stock —
Hong Kong
Balance as of 6/30/2009	$—	**
Transfer in and/or out of Level 3	—
Net purchases/(sales)	—
Accrued discounts/(premiums)	—
Realized gains/(losses)	—
Change in unrealized appreciation/(depreciation)	—

Balance as of 12/31/2009	$—	**

Net change in unrealized appreciation/(depreciation) from investments still held at end of period	$—

**	Level 3 valuation inputs were used to value certain securities held by the Fund at zero.

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign

23

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains/(losses) from security transactions.

Foreign Currency Spot Contracts: The Fund is subject to foreign currency rate risk in the normal course of pursuing its investment objectives. The Fund may use foreign currency spot contracts in an effort to facilitate transactions in foreign securities or to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Foreign currency spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures Contracts: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another) or to gain exposure to an investment in a manner other than investing in the asset directly. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund may be required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margins are generally settled on a daily basis. The daily changes in futures contracts are recorded as unrealized appreciation/(depreciation) of futures contracts. The Fund recognizes a realized gain or loss from futures contracts when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds

24

Munder International Small-Cap Fund
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income, if any, is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Class-level expenses attributable to Class I Shares are charged directly to that class. All other class-level expenses (excluding distribution and shareholder servicing fees) are allocated to the remaining share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: During the period ended December 31, 2009, a short-term trading fee of 2% was assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s prospectus. The fee, which was retained by the Fund, was accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment

25

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2009.

The Fund’s tax returns since inception remain subject to examination by U.S. federal and state tax authorities.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”), is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.95% on the first $1 billion of its average daily net assets, and 0.90% on average daily net assets exceeding $1 billion. During the period ending December 31, 2009, the Fund paid an annual effective rate of 0.95% for advisory services.

Pursuant to an Expense Limitation Agreement with the Fund, the Advisor agreed to waive fees or reimburse certain expenses of the Fund to the extent necessary to maintain the Fund’s total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) at 1.71%, 2.46%, 1.46% and 1.20% for Class A, Class C, Class Y and Class I Shares, respectively (collectively, “Target Operating Expenses”). For the period ended December 31, 2009, the Advisor reimbursed expenses on behalf of the Fund totaling $179,359, which are reflected as expenses reimbursed by Advisor in the accompanying Statement of Operations.

Pursuant to a separate written Agreement with the Fund (the “Repayment Agreement”), the Advisor may seek repayment from the Fund for Fund expenses it reimbursed under the Expense Limitation Agreement. At December 31, 2009, the total amount eligible for repayment to the Advisor was $1,179,247. The Fund may only grant such repayment provided (1) its actual total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that

26

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

term is used by the Securities and Exchange Commission) are below the Target Operating Expenses and (2) it receives approval from the Board of Trustees. The Repayment Agreement is subject to annual review by the Board of Trustees.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2009, the Advisor earned $111,774 before payment of sub-administration fees and $73,234 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2009, the Fund paid an annual effective rate of 0.1504% for administrative services.

Each Trustee of MST and MST II is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2009, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST or MST II.

4.	Distribution and Service Plan

The Munder Funds have a Distribution and Service Plan (the “Plan”) with respect to all classes of shares, except Class Y and I Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act provides for payments,

27

Munder International Small-Cap Fund
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates payable under the Plan for each class during its applicable period of operations, as a percentage of average daily net assets, were as follows:

Class A	Class C
Shares	Shares
12b-1 Fees	12b-1 Fees

0.25%	1.00%

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $57,626,998 and $67,430,603, respectively, for the period ended December 31, 2009.

At December 31, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $29,429,277, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $6,213,995 and net appreciation for financial reporting purposes was $23,215,282. At December 31, 2009, aggregate cost for financial reporting purposes was $126,911,798.

6.	Derivative Financial Instruments

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s

28

Munder International Small-Cap Fund
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

derivative transactions qualify for hedge accounting. The fair value of derivative instruments as of December 31, 2009 is as follows:

	Asset Derivatives
	Balance Sheet	Fair
Derivatives	Location	Value

Equity Contracts (Futures)	Net Assets — Unrealized Appreciation	$11,036 *

*	Includes cumulative appreciation/(depreciation) of futures contracts as described below. The Statement of Assets and Liabilities only includes current day’s variation margin.

For the period ended December 31, 2009, the Fund had the following derivative activity:

		Net Change in Unrealized
	Net Realized Loss	Appreciation/(Depreciation)
Derivatives	Recognized in Income	Recognized in Income

Equity Contracts (Futures)	$(62,654)	$11,036

At December 31, 2009, the Fund had the following open financial futures contracts:

		Notional	Market
		Value of	Value of	Gross
Long Positions	Contracts	Contracts	Contracts	Appreciation

MSCI Pan Euro Index, March 2010	25	$600,473	$609,259	$8,786
TOPIX Index, March 2010	2	191,984	194,234	2,250

7.	Investment Concentration

The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

8.	Revolving Line of Credit

Effective December 9, 2009, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the

29

Munder International Small-Cap Fund
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes an annual commitment fee equal to 0.15% per annum through December 8, 2010 on the daily amount of the unused commitment. Prior to December 9, 2009, borrowings under the line were limited to the lesser of $75,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest was payable on outstanding borrowings at the higher of (a) the federal funds rate plus 0.50% or (b) the overnight LIBOR rate plus 0.50%, and the annual commitment fee was equal to 0.11% per annum on the daily amount of the unused commitment. During the period ended December 31, 2009, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2009, total commitment fees for the Fund were $1,051.

9.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2009, permanent differences resulting primarily from foreign currency gains and losses and adjustments for redemptions in kind were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share.

Undistributed Net	Accumulated Net
Investment Income	Realized Gain	Paid-in-Capital

$(498,105)	$624,053	$(125,948)

30

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

At June 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed	Post	Capital
Ordinary	October Loss	Loss	Unrealized
Income	Deferral	Carryover	Depreciation	Total

$1,601,814	$(65,697,088)	$(54,075,946)	$(7,914,324)	$(126,085,544)

The differences between book and tax distributable earnings were primarily due to wash sales, passive foreign investment company unreversed inclusions and deferred trustees’ fees.

The tax character of dividends paid to shareholders during the years ended June 30, 2009 and June 30, 2008 was as follows:

	Ordinary
	Income	Total

June 30, 2009	$2,139,168	$2,139,168
June 30, 2008	203,751	203,751

As determined at June 30, 2009, the Fund had available for Federal income tax purposes $54,075,946 of unused capital losses which expire in 2017.

Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2008 and June 30, 2009 of $65,697,088.

11.	Subsequent Events

Management has reviewed subsequent events through February 18, 2010, the date for which these financial statements were issued, and determined that no events have occurred that require disclosure.

12.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three

31

Munder International Small-Cap Fund
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

13.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

32

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

James V. FitzGerald, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PNC Global Investment Servicing
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNISMC1209

SEMI-ANNUAL REPORT
December 31, 2009

Munder Growth Opportunities Fund
(formerly known as Munder Internet Fund)
Class Y, A, B, C & R Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR SHAREHOLDER:

As you know, the Fund, which was formerly known as the Munder Internet Fund, was renamed the Munder Growth Opportunities Fund on January 1, 2010. In addition, as of that date, we made changes to the Fund’s investment strategy to permit a broader range of investments that offer attractive growth opportunities. We nevertheless expect to continue to invest substantially in Internet-related and information technology companies.

On the following pages, you will find information relating to the Fund’s operations during the six-month period ended December 31, 2009 while it was known as the Munder Internet Fund. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munderfunds.com.

As for the market environment during the period, the stock market rally that began in March of 2009 continued through the last half of the calendar year. Consequently, most broad stock market indices posted double-digit returns for the six months ended December 31, 2009 and for the year as a whole. This was a welcome relief from the grim double-digit declines that characterized 2008.

For the six months ended December 31, 2009, the broad stock market, measured by the S&P 500® Index, had a return of 22.59%, the result of a 15.61% return in the third quarter and a 6.04% return in the fourth quarter of 2009. Mid-capitalization stocks, measured by the S&P MidCap 400® Index, were the sweet spot of the market and posted a return of 26.65%, besting both the larger-cap S&P 500® Index and the small-cap S&P SmallCap 600® Index. While growth and value stocks had relatively similar returns in the large-cap segment of the market, value stocks had stronger performance in both the small-cap and mid-cap segments.

In the international equity markets, measured by the MSCI EAFE Index (net dividends), a similar rally was evident during 2009. The Index, which reflects the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 22.07% return for the six-month period.

The fixed income markets also had positive returns for the six months ended December 31, 2009, with the Barclays Capital U.S. Aggregate Bond Index, a commonly followed benchmark representing the broad fixed income market, posting a 3.96% return. All segments of the index posted positive returns for the six-month period. With investors’ growing willingness to assume some risk, the U.S. Treasury segment had the weakest performance, while the corporate and asset-backed segments generated the strongest returns. The 6.10% return for the Barclays Capital Municipal Bond Index, a broad measure of the performance of the municipal bond market, evidenced a similar phenomenon. Higher quality municipal bonds underperformed their lower quality counterparts.

In both our equity and fixed income investing, we continue to focus on high quality securities with strong, long-term fundamentals. While this approach may not be in favor every quarter or even every year, we believe that it is the means to competitive returns over the longer term.

Thank you for your confidence in the Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

James V. FitzGerald
President and Principal Executive Officer, The Munder Funds
President and Chief Operating Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munderfunds.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munderfunds.com

A significant portion of the Fund’s assets is likely to be invested in the information technology sector. In addition, the Fund concentrates its investments in Internet-related securities. Investments in both of these areas tend to be relatively volatile. The Fund is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. The Fund tends to invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. The Fund also may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2009. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2009, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munderfunds.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

 SECTOR ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2009. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Mark Lebovitz and Kenneth Smith

The six-month period ended December 31, 2009 was a period of strong absolute and relative performance for the Fund, which was then known as the Munder Internet Fund. The Fund posted a return of 34.34% versus a 22.59% return for the S&P 500® Index, a 24.25% return for the NASDAQ Composite Index, and a 26.15% median return for the Lipper universe of science and technology funds.

The primary driver of the Fund’s outperformance compared to the S&P 500® Index was its heavy weighting in information technology and Internet-related stocks, which were among the strongest performing segments of the stock market during the last two quarters of the calendar year. In addition, the Fund benefited during the period from the settlement of several class action-related litigation matters against issuers of past Fund investments and an administrative proceeding brought by the Securities and Exchange Commission (“SEC”) against a brokerage firm.

Within the information technology sector, strong absolute and relative performance came from stocks like Omniture, which was acquired by Adobe Systems and sold from the Fund in September, Apple (4.1% of the Fund), eBay (2.7% of the Fund), Check Point Software Technologies (3.3% of the Fund) and Google (4.6% of the Fund). Apple benefited from strong demand for its Mac computers and iPhone. eBay showed progress in its restructuring. Check Point enjoyed brisk demand for its information security products, and Google continued to show strength in its paid search offerings.

Weak relative performers in the information technology sector included Move (2.8% of the Fund), Yahoo! (5.0% of the Fund) and Digital River (0.7% of the Fund). Move was negatively impacted by the continued weakness in the real estate market. Yahoo! was hurt by the signing of a search technology outsourcing deal that fell short of investor expectations and the loss of market share in its search offerings, and Digital River announced that it was losing its largest e-commerce customer in 2010.

In addition to the Fund’s large allocation to information technology holdings, there were a number of other factors responsible for the Fund’s strong relative performance during the six months ended December 31, 2009, including the strength of the Fund’s consumer discretionary sector holdings. The Fund not only benefited from a heavier allocation to the sector as compared to the S&P 500® Index, but also from its holdings of a number of standout Internet-related stocks, including priceline.com (2.7% of the Fund), Amazon.com (4.4% of the Fund), Expedia (1.2% of the Fund) and Ctrip.com International (1.2% of the Fund).

In the industrials sector, a heavy weighting in Monster Worldwide (3.3% of the Fund) and a position in 51job (1.2% of the Fund), a Chinese human resource and employment services company, had a positive impact on relative performance. Finally, the lack of positions in the energy, consumer staples, utilities and telecommunication services sectors, as well as only a small representation in the health care sector, also had a positive impact on the Fund’s relative returns.

iii

Detractors from the Fund’s performance relative to the S&P 500® Index included holding no stocks in the materials sector and holding only a small number of positions in the industrials sector, both strong-performing sectors during the last half of 2009. In addition, the poor relative performance of the few holdings in the financials sector, which included TD Ameritrade Holding (1.4% of the Fund) and eHealth (0.5% of the Fund), an insurance broker focused on online health insurance sales, also held back the Fund’s relative performance.

With respect to litigation and administrative proceedings, the Fund benefited from the settlement of numerous class action-related litigation matters and the finalization of an SEC “fair fund” distribution plan relating to an SEC administrative proceeding, all of which had significant effects on the Fund’s performance for the period. The Fund routinely participates in class action litigation in which it is an eligible class member by virtue of past Fund investments. The Fund may also from time to time opt out of a class action to pursue a direct claim against an issuer. In addition, the Fund periodically receives notification that it will be entitled to a portion of the proceeds collected by the SEC in settlement of an administrative proceeding.

In the six months ended December 31, 2009, the Fund received class action and direct litigation settlement proceeds and recorded amounts attributable to an SEC administrative proceeding, which drove up the Fund’s net asset value per share (NAV) by $1.01.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P 500® Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. The NASDAQ Composite Index is a capitalization-weighted index that measures the performance of all domestic and foreign common-type stocks listed on the NASDAQ Stock Market. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of science and technology funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

[This Page Intentionally Left Blank]

v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/09	12/31/09	7/1/09-12/31/09	Ratio

Actual
Class Y	$1,000.00	$1,343.37	$12.23	2.07%
Class A	$1,000.00	$1,341.76	$13.69	2.32%
Class B	$1,000.00	$1,336.03	$18.08	3.07%
Class C	$1,000.00	$1,336.66	$18.08	3.07%
Class R	$1,000.00	$1,339.53	$15.04	2.55%

Hypothetical
Class Y	$1,000.00	$1,014.77	$10.51	2.07%
Class A	$1,000.00	$1,013.51	$11.77	2.32%
Class B	$1,000.00	$1,009.73	$15.55	3.07%
Class C	$1,000.00	$1,009.73	$15.55	3.07%
Class R	$1,000.00	$1,012.35	$12.93	2.55%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder Growth Opportunities Fund

Portfolio of Investments, December 31, 2009 (Unaudited)

Shares		Value(a)

COMMON STOCKS — 99.1%
Consumer Discretionary — 14.5%
Diversified Consumer Services — 0.5%
30,000	Apollo Group Inc, Class A †	$1,817,400

Hotels, Restaurants & Leisure — 1.2%
59,800	Ctrip.com International Ltd, ADR †	4,297,228

Internet & Catalog Retail — 11.8%
114,400	Amazon.com Inc †	15,389,088
41,500	Blue Nile Inc †	2,628,195
163,245	Expedia Inc †	4,197,029
59,382	NetFlix Inc †	3,274,323
193,436	PetMed Express Inc	3,410,277
42,766	priceline.com Inc †	9,344,371
148,350	Shutterfly Inc †	2,642,114

		40,885,397

Media — 1.0%
146,000	Comcast Corp, Class A	2,461,560
175,000	interCLICK Inc †	917,000

		3,378,560

Total Consumer Discretionary		50,378,585

Financials — 2.6%
Capital Markets — 1.4%
255,000	TD Ameritrade Holding Corp †	4,941,900

Insurance — 0.5%
111,000	eHealth Inc †	1,823,730

Real Estate Investment Trusts (REITs) — 0.6%
37,000	Digital Realty Trust Inc	1,860,360

Real Estate Management & Development — 0.1%
88,100	ZipRealty Inc †	331,256

Total Financials		8,957,246

Health Care — 0.5%
Health Care Technology — 0.5%
40,000	athenahealth Inc †	1,809,600

Industrials — 4.9%
Commercial Services & Supplies — 0.4%
674,786	Intermap Technologies Corp †	1,174,270

See Notes to Financial Statements.

1

Munder Growth Opportunities Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Industrials (Continued)
Professional Services — 4.5%
224,300	51job Inc, ADR †	$3,974,596
667,750	Monster Worldwide Inc †	11,618,850

		15,593,446

Total Industrials		16,767,716

Information Technology — 76.6%
Communications Equipment — 7.9%
504,300	Cisco Systems Inc †	12,072,942
75,000	DG FastChannel Inc †	2,094,750
36,000	F5 Networks Inc †	1,907,280
98,300	Juniper Networks Inc †	2,621,661
153,500	QUALCOMM Inc	7,100,910
25,000	Research In Motion Ltd †	1,688,500

		27,486,043

Computers & Peripherals — 9.3%
67,050	Apple Inc †	14,138,163
200,000	EMC Corp/Massachusetts †	3,494,000
131,900	Hewlett-Packard Co	6,794,169
40,100	International Business Machines Corp	5,249,090
78,000	NetApp Inc †	2,682,420

		32,357,842

Information Technology Services — 2.7%
40,700	Accenture PLC, Class A	1,689,050
62,000	Amdocs Ltd †	1,768,860
99,000	NeuStar Inc, Class A †	2,280,960
40,000	Visa Inc, Class A	3,498,400

		9,237,270

Internet Software & Services — 36.7%
202,300	Akamai Technologies Inc †	5,124,259
29,600	Baidu Inc/China, ADR †	12,172,408
150,000	Dice Holdings Inc †	982,500
94,981	Digital River Inc †	2,563,537
210,000	Earthlink Inc	1,745,100
401,101	eBay Inc †	9,441,918
25,768	Google Inc, Class A †	15,975,645
109,200	GSI Commerce Inc †	2,772,588

See Notes to Financial Statements.

2

Shares		Value(a)

Information Technology (Continued)
Internet Software & Services (Continued)
235,000	Internet Brands Inc, Class A †	$1,840,050
248,028	LoopNet Inc †	2,465,398
5,786	Mainstream Data Services Inc. †,(c),(d),(e),(f)	0
20,400	MercadoLibre Inc †	1,058,148
5,836,260	Move Inc †	9,688,192
182,200	Netease.com, ADR †	6,852,542
11,500	NHN Corp †	1,896,133
173,100	NIC Inc	1,582,134
113,900	Sina Corp/China †	5,146,002
95,950	Sohu.com Inc †	5,496,016
272,200	Spark Networks Inc †	808,434
652,371	TechTarget Inc †	3,672,849
88,800	Tencent Holdings Ltd	1,932,128
1,377,740	TheStreet.com Inc	3,306,576
300,000	United Online Inc	2,157,000
251,500	VeriSign Inc †	6,096,360
30,200	VistaPrint NV †	1,711,132
92,450	WebMD Health Corp †	3,558,400
1,039,880	Yahoo! Inc †	17,449,186

		127,494,635

Semiconductors & Semiconductor Equipment — 3.1%
125,000	Applied Materials Inc	1,742,500
127,155	ARM Holdings Plc, ADR	1,088,447
165,000	Cypress Semiconductor Corp †	1,742,400
210,000	Intel Corp	4,284,000
70,000	Texas Instruments Inc	1,824,200

		10,681,547

Software — 16.9%
95,000	Adobe Systems Inc †	3,494,100
110,000	BMC Software Inc †	4,411,000
336,800	Check Point Software Technologies †	11,410,784
474,100	Microsoft Corp	14,455,309
283,900	Oracle Corp	6,966,906
58,400	Red Hat Inc †	1,804,560
26,000	Salesforce.com Inc †	1,918,020
65,300	Shanda Interactive Entertainment Ltd, ADR †	3,435,433
243,000	Symantec Corp †	4,347,270

See Notes to Financial Statements.

3

Munder Growth Opportunities Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Information Technology (Continued)
Software (Continued)
286,100	Synopsys Inc †	$6,374,308

		58,617,690

Total Information Technology		265,875,027

TOTAL COMMON STOCKS
(Cost $363,081,399)		343,788,174

WARRANT — 0.0%
(Cost $0)
Industrials — 0.0%
Commercial Services & Supplies — 0.0%
100,000	Intermap Technologies Corp, Expires 04/27/2010 †,(b),(d)	0

INVESTMENT COMPANY SECURITY — 1.4%
(Cost $4,852,328)
4,852,328	State Street Institutional Liquid Reserves Fund	4,852,328

TOTAL INVESTMENTS
(Cost $367,933,727)	100.5%	348,640,502
OTHER ASSETS AND LIABILITIES (Net)	(0.5)	(1,654,863)

NET ASSETS	100.0%	$346,985,639

†	Non-income producing security.

(a)	Unless otherwise indicated, the values of the securities of the Fund were determined based on Level 1 inputs established by Topic 820 (see Notes to Financial Statements, Note 2).

(b)	Security value was determined based on Level 2 inputs established by Topic 820 (see Notes to Financial Statements, Note 2).

(c)	Security value was determined based on Level 3 inputs established by Topic 820 (see Notes to Financial Statements, Note 2).

(d)	Security valued at fair value as of December 31, 2009 in accordance with guidelines approved by the Board of Trustees (see Notes to Financial Statements, Note 2). At December 31, 2009, these securities represent $0, 0.0% of net assets.

(e)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

See Notes to Financial Statements.

4

(f)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At December 31, 2009, securities subject to restrictions on resale that have not been deemed to be liquid represent $0, 0.0% of net assets.

Security	Acquisition Date	Cost

Mainstream Data Services Inc.	08/29/00	$213,440

ABBREVIATION:
ADR	— American Depositary Receipt

At December 31, 2009, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	$% of
	Net Assets	Value

COMMON STOCKS:
United States	79.8%	276,996,497
China	12.5	43,306,353
Israel	3.3	11,410,784
Canada	0.8	2,862,770
South Korea	0.6	1,896,133
Guernsey	0.5	1,768,860
Bermuda	0.5	1,711,132
Ireland	0.5	1,689,050
United Kingdom	0.3	1,088,447
Argentina	0.3	1,058,148

TOTAL COMMON STOCKS	99.1	343,788,174
WARRANT:
Canada	0.0	0
INVESTMENT COMPANY SECURITY	1.4	4,852,328

TOTAL INVESTMENTS	100.5	348,640,502
OTHER ASSETS AND LIABILITIES (Net)	(0.5)	(1,654,863)

NET ASSETS	100.0%	$346,985,639

See Notes to Financial Statements.

5

Munder Growth Opportunities Fund

Statement of Assets and Liabilities, December 31, 2009 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$348,640,502
Cash	14,445
Dividends receivable	32,435
Receivable for Fund shares sold	573,514
Receivable for fair fund distribution	878,000
Prepaid expenses and other assets	36,151

Total Assets	350,175,047

LIABILITIES:
Payable for investment securities purchased	1,162,259
Payable for Fund shares redeemed	1,108,661
Transfer agency/record keeping fees payable	391,740
Trustees’ fees and expenses payable	224,820
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	111,811
Administration fees payable	38,120
Investment advisory fees payable	9,603
Custody fees payable	9,549
Accrued expenses and other payables	132,845

Total Liabilities	3,189,408

NET ASSETS	$346,985,639

Investments, at cost	$367,933,727

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated net investment loss	$(3,459,202)
Accumulated net realized loss on investments sold	(3,489,989,501)
Net unrealized depreciation of investments	(19,292,732)
Paid-in capital	3,859,727,074

$346,985,639

NET ASSETS:
Class Y Shares	$16,273,376

Class A Shares	$263,249,747

Class B Shares	$15,921,377

Class C Shares	$51,473,777

Class R Shares	$67,362

SHARES OUTSTANDING:
Class Y Shares	675,189

Class A Shares	11,267,199

Class B Shares	742,837

Class C Shares	2,400,481

Class R Shares	2,924

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$24.10

CLASS A SHARES:
Net asset value and redemption price per share	$23.36

Maximum sales charge	5.50%
Maximum offering price per share	$24.72

CLASS B SHARES:
Net asset value and offering price per share*	$21.43

CLASS C SHARES:
Net asset value and offering price per share*	$21.44

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$23.04

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Growth Opportunities Fund

Statement of Operations, For the Period Ended December 31, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends	$622,826

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	310,952
Class B Shares	80,187
Class C Shares	242,035
Class R Shares	112
Investment advisory fees	1,632,521
Transfer agency/record keeping fees	1,233,791
Administration fees	216,665
Printing and mailing fees	128,676
Trustees’ fees and expenses	56,476
Registration and filing fees	32,137
Custody fees	31,259
Legal and audit fees	25,258
Other	18,038

Total Expenses	4,008,107

NET INVESTMENT LOSS	(3,385,281)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	10,543,129
Foreign currency-related transactions	(712)
Litigation proceeds	14,353,872
Net change in unrealized appreciation/(depreciation) of:
Securities	69,623,389
Foreign currency-related transactions	45

Net realized and unrealized gain on investments	94,519,723

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$91,134,442

See Notes to Financial Statements.

8

Munder Growth Opportunities Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009(a)

Net investment loss	$(3,385,281)	$(6,038,172)
Net realized gain/(loss) from security transactions, litigation proceeds, and foreign currency-related transactions	24,896,289	(41,193,330)
Net change in net unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	69,623,434	(15,794,120)

Net increase/(decrease) in net assets resulting from operations	91,134,442	(63,025,622)
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	1,292,270	788,602
Class A Shares	(17,570,212)	(26,714,936)
Class B Shares	(3,788,493)	(5,515,262)
Class C Shares	(3,381,491)	(6,898,376)
Class K Shares	—	(1,744)
Class R Shares	27,547	(13,970)
Short-term trading fees	—	1,101
Fair fund distribution	878,000	—

Net increase/(decrease) in net assets	68,592,063	(101,380,207)
NET ASSETS:
Beginning of period	278,393,576	379,773,783

End of period	$346,985,639	$278,393,576

Accumulated net investment loss	$(3,459,202)	$(73,921)

(a)	Effective March 20, 2009, all outstanding Class K Shares of the Fund were redeemed.

See Notes to Financial Statements.

9

Munder Growth Opportunities Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009(a)

Amount
Class Y Shares:
Sold	$5,307,973	$3,428,526
Redeemed	(4,015,703)	(2,639,924)

Net increase	$1,292,270	$788,602

Class A Shares:
Sold*	$12,149,438	$9,992,464
Redeemed	(29,719,650)	(36,707,400)

Net decrease	$(17,570,212)	$(26,714,936)

Class B Shares:
Sold	$312,467	$729,455
Redeemed*	(4,100,960)	(6,244,717)

Net decrease	$(3,788,493)	$(5,515,262)

Class C Shares:
Sold	$739,872	$866,110
Redeemed	(4,121,363)	(7,764,486)

Net decrease	$(3,381,491)	$(6,898,376)

Class K Shares:
Sold	$—	$—
Redeemed	—	(1,744)

Net decrease	$—	$(1,744)

Class R Shares:
Sold	$28,571	$16,173
Redeemed	(1,024)	(30,143)

Net increase/(decrease)	$27,547	$(13,970)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

(a)	Effective March 20, 2009, all outstanding Class K Shares of the Fund were redeemed.

See Notes to Financial Statements.

10

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009(a)

Shares
Class Y Shares:
Sold	242,849	217,005
Redeemed	(194,311)	(163,744)

Net increase	48,538	53,261

Class A Shares:
Sold*	569,167	650,252
Redeemed	(1,399,900)	(2,389,575)

Net decrease	(830,733)	(1,739,323)

Class B Shares:
Sold	16,781	52,593
Redeemed*	(217,908)	(461,084)

Net decrease	(201,127)	(408,491)

Class C Shares:
Sold	37,680	63,323
Redeemed	(211,546)	(545,347)

Net decrease	(173,866)	(482,024)

Class K Shares:
Sold	—	—
Redeemed	—	(127)

Net decrease	—	(127)

Class R Shares:
Sold	1,345	1,005
Redeemed	(48)	(1,505)

Net increase/(decrease)	1,297	(500)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

(a)	Effective March 20, 2009, all outstanding Class K Shares of the Fund were redeemed.

See Notes to Financial Statements.

11

Munder Growth Opportunities Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares
	Period Ended		Year	Year	Year	Year		Year
	12/31/09(b)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

Net asset value, beginning of period	$17.94		$21.07	$24.00	$19.72	$18.05		$18.85

Income/(loss) from investment operations:
Net investment loss	(0.18)		(0.30)	(0.31)	(0.33)	(0.20)		(0.27)
Net realized and unrealized gain/(loss) on investments	6.28	(f)	(2.83)	(2.62)	4.61	1.79		(0.53)

Total from investment operations	6.10		(3.13)	(2.93)	4.28	1.59		(0.80)

Short-term trading fees	—		0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)

Voluntary contribution from Advisor	—		—	—	—	0.08		—

Fair fund distribution proceeds	0.06		—	—	—	—		—

Net asset value, end of period	$24.10		$17.94	$21.07	$24.00	$19.72		$18.05

Total return(d)	34.34%		(14.90)%	(12.17)%	21.64%	9.43	%(e)	(4.35)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$16,273		$11,243	$12,083	$6,841	$6,050		$5,574
Ratio of operating expenses to average net assets	2.07	%(g)	2.36%	1.81%	2.07%	1.93%		2.04%
Ratio of net investment loss to average net assets	(1.68	)%(g)	(1.85)%	(1.34)%	(1.56)%	(0.99)%		(1.47)%
Portfolio turnover rate	35%		71%	96%	62%	82%		72%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.07	%(g)	2.36%	1.81%	2.07%	1.93%		2.06%

(a)	Class Y Shares and Class A Shares of the Fund commenced operations on June 1, 1998 and August 19, 1996, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 8.99% for Class Y Shares and 8.65% for Class A Shares.

(f)	Litigation proceeds of $0.95 per share for Class Y Shares and $0.92 per share for Class A Shares have been included in the net realized and unrealized gain/(loss) on investments.

(g)	Annualized.

See Notes to Financial Statements.

12

A Shares
Period Ended		Year	Year	Year	Year		Year
12/31/09(b)		Ended	Ended	Ended	Ended		Ended
(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

$17.41		$20.51	$23.41	$19.29	$17.70		$18.53

(0.20)		(0.33)	(0.37)	(0.37)	(0.24)		(0.31)

6.09	(f)	(2.77)	(2.53)	4.49	1.75		(0.52)

5.89		(3.10)	(2.90)	4.12	1.51		(0.83)

—		0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)

—		—	—	—	0.08		—

0.06		—	—	—	—		—

$23.36		$17.41	$20.51	$23.41	$19.29		$17.70

34.18%		(15.11)%	(12.43)%	21.41%	9.11	%(e)	(4.59)%

$263,250		$210,683	$283,745	$392,918	$445,453		$358,457

2.32	%(g)	2.62%	2.08%	2.33%	2.18%		2.29%

(1.94	)%(g)	(2.10)%	(1.61)%	(1.83)%	(1.19)%		(1.75)%
35%		71%	96%	62%	82%		72%

2.32	%(g)	2.62%	2.08%	2.33%	2.18%		2.31%

See Notes to Financial Statements.

13

Munder Growth Opportunities Fund(a)
 Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	B Shares
	Period Ended		Year	Year	Year	Year		Year
	12/31/09(b)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

Net asset value, beginning of period	$16.04		$19.02	$21.88	$18.16	$16.79		$17.71

Income/(loss) from investment operations:
Net investment loss	(0.26)		(0.41)	(0.50)	(0.49)	(0.37)		(0.42)
Net realized and unrealized gain/(loss) on investments	5.60	(f)	(2.57)	(2.36)	4.21	1.66		(0.50)

Total from investment operations	5.34		(2.98)	(2.86)	3.72	1.29		(0.92)

Short-term trading fees	—		0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)

Voluntary contribution from Advisor	—		—	—	—	0.08		—

Fair fund distribution proceeds	0.05		—	—	—	—		—

Net asset value, end of period	$21.43		$16.04	$19.02	$21.88	$18.16		$16.79

Total return(d)	33.60%		(15.71)%	(13.07)%	20.47%	8.35	%(e)	(5.31)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$15,921		$15,137	$25,728	$35,603	$47,126		$196,038
Ratio of operating expenses to average net assets	3.07	%(g)	3.38%	2.83%	3.08%	2.95%		3.04%
Ratio of net investment loss to average net assets	(2.69	)%(g)	(2.85)%	(2.36)%	(2.59)%	(2.04)%		(2.47)%
Portfolio turnover rate	35%		71%	96%	62%	82%		72%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	3.07	%(g)	3.38%	2.83%	3.08%	2.95%		3.06%

(a)	Class B Shares and Class C Shares of the Fund commenced operations on June 1, 1998 and November 3, 1998, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 7.87% for Class B Share and 7.87% for Class C Shares.

(f)	Litigation proceeds of $0.85 per share for Class B Shares and $0.85 per share for Class C Shares have been included in the net realized and unrealized gain/(loss) on investments.

(g)	Annualized.

See Notes to Financial Statements.

14

C Shares
Period Ended		Year	Year	Year	Year		Year
12/31/09(b)		Ended	Ended	Ended	Ended		Ended
(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

$16.04		$19.03	$21.90	$18.17	$16.80		$17.72

(0.26)		(0.42)	(0.50)	(0.49)	(0.37)		(0.42)

5.61	(f)	(2.57)	(2.37)	4.22	1.66		(0.50)

5.35		(2.99)	(2.87)	3.73	1.29		(0.92)

—		0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)

—		—	—	—	0.08		—

0.05		—	—	—	—		—

$21.44		$16.04	$19.03	$21.90	$18.17		$16.80

33.67%		(15.76)%	(13.06)%	20.46%	8.34	%(e)	(5.30)%

$51,474		$41,302	$58,172	$82,541	$99,230		$124,925

3.07	%(g)	3.37%	2.83%	3.08%	2.94%		3.04%

(2.69	)%(g)	(2.85)%	(2.37)%	(2.59)%	(1.99)%		(2.49)%
35%		71%	96%	62%	82%		72%

3.07	%(g)	3.37%	2.83%	3.08%	2.94%		3.06%

See Notes to Financial Statements.

15

Munder Growth Opportunities Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	R Shares
	Period Ended		Year	Year	Year	Year		Period
	12/31/09(b)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

Net asset value, beginning of period	$17.20		$20.29	$23.23	$19.20	$17.66		$15.78

Income/(loss) from investment operations:
Net investment loss	(0.23)		(0.37)	(0.42)	(0.43)	(0.29)		(0.32)
Net realized and unrealized gain/(loss) on investments	6.01	(f)	(2.72)	(2.52)	4.46	1.75		2.20

Total from investment operations	5.78		(3.09)	(2.94)	4.03	1.46		1.88

Short-term trading fees	—		0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00	(c)

Voluntary contribution from Advisor	—		—	—	—	0.08		—

Fair fund distribution proceeds	0.06		—	—	—	—		—

Net asset value, end of period	$23.04		$17.20	$20.29	$23.23	$19.20		$17.66

Total return(d)	33.95%		(15.27)%	(12.65)%	21.04%	8.84	%(e)	11.79%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$67		$28	$43	$49	$12		$11
Ratio of operating expenses to average net assets	2.55	%(g)	2.72%	2.33%	2.55%	2.42%		2.54	%(g)
Ratio of net investment loss to average net assets	(2.14	)%(g)	(2.19)%	(1.86)%	(2.07)%	(1.46)%		(1.92	)%(g)
Portfolio turnover rate	35%		71%	96%	62%	82%		72%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.55	%(g)	2.72%	2.33%	2.55%	2.42%		2.56	%(g)

(a)	Class R Shares of the Fund commenced operations on July 29, 2004.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 8.39% for Class R Shares.

(f)	Litigation proceeds of $0.91 per share for Class R Shares have been included in the net realized and unrealized gain/(loss) on investments.

(g)	Annualized.

See Notes to Financial Statements.

16

Munder Growth Opportunities Fund

Notes to Financial Statements, December 31, 2009 (Unaudited)

1.	Organization

As of December 31, 2009, the Munder Funds consisted of 16 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to one series of MST, the Munder Growth Opportunities Fund, which was known until December 31, 2009 as the Munder Internet Fund (the “Fund”). Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s investment objective is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 5 classes of shares — Class A, Class B, Class C, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2009, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

The Board of Trustees has approved the reorganization of the Munder Technology Fund, a separate series of MST, with and into the Fund, subject to approval by shareholders of the Munder Technology Fund.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of

17

Munder Growth Opportunities Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

18

Munder Growth Opportunities Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009:

	Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$348,640,502
Level 2 — Other Significant Observable Inputs	—	*
Level 3 — Significant Unobservable Inputs	—	**

Total	$348,640,502

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

	Common Stock and
	Preferred Stock —
	Information
	Technology
Balance as of 6/30/2009	$—	**
Transfer in and/or out of Level 3	—
Net purchases/(sales)	(195,555)
Accrued discounts/(premiums)	—
Realized gain/(loss)	(804,444)
Change in unrealized appreciation/(depreciation)	999,999

Balance as of 12/31/2009	$—	**

Net change in unrealized appreciation/(depreciation) from investing still held at end of period	$—

*	Level 2 valuation inputs were used to value certain securities held by the Fund at zero.

**	Level 3 valuation inputs were used to value certain securities held by the Fund at zero.

The type of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector and industry.

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

19

Munder Growth Opportunities Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains/(losses) from security transactions.

Foreign Currency Spot Contracts: The Fund is subject to foreign currency rate risk in the normal course of pursuing its investment objectives. The Fund may use foreign currency spot contracts in an effort to facilitate transactions in foreign securities or to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Foreign currency spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income, if any, is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities, if any, are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on

20

Munder Growth Opportunities Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2009.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2006.

3.	Investment Advisor, Administrator and Other Related Party Transactions

During the period ended December 31, 2009, for its advisory services, Munder Capital Management (the “Advisor”) was entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 1.00% on the first $1 billion of its average daily net assets; and 0.85% on average daily net assets exceeding $1 billion. During the period ended December 31, 2009, the Fund paid an annual effective rate of 1.00% for advisory services.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

21

Munder Growth Opportunities Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

For the period ended December 31, 2009, the Advisor earned $216,665 before payment of sub-administration fees and $144,271 after payment of sub- administration fees for its administrative services to the Fund. During the period ended December 31, 2009, the Fund paid an annual effective rate of 0.1327% for administrative services.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2009, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST or MSTII.

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) with respect to all classes of shares, except Class Y Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, provides for payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates payable under the Plan for each class during its applicable period of operations, as a percentage of average daily net assets, were as follows:

Class A	Class B	Class C	Class R
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees

0.25%	1.00%	1.00%	1.00%

22

Munder Growth Opportunities Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

For Class R Shares, the 12b-1 fees were limited to 0.50% pursuant to the Fund’s contract with its distributor.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short- term investments and U.S. government securities were $109,063,644 and $119,655,308, respectively, for the period ended December 31, 2009.

At December 31, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $39,408,335, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $58,701,560 and net depreciation for financial reporting purposes was $19,293,225. At December 31, 2009, aggregate cost for financial reporting purposes was $367,933,727.

6.	Investment Concentration

The Fund is subject to a fundamental policy, which cannot be changed without shareholder approval, to concentrate (i.e., invest at least 25% of its total assets) in securities of companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with Internet-related businesses. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. As of December 31, 2009, more than 25% of the Fund’s net assets was invested in issuers in the Internet software & services industry. When the Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments.

7.	Revolving Line of Credit

Effective December 9, 2009, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes an annual commitment fee equal to

23

Munder Growth Opportunities Fund
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

0.15% per annum through December 8, 2010 on the daily amount of the unused commitment. Prior to December 9, 2009, borrowings under the line were limited to the lesser of $75,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest was payable on outstanding borrowings at the higher of (a) the federal funds rate plus 0.50% or (b) the overnight LIBOR rate plus 0.50%, and the annual commitment fee was equal to 0.11% per annum on the daily amount of the unused commitment. During the period ended December 31, 2009, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2009, total commitment fees for the Fund were $2,289.

8.	Litigation and Fair Fund Distribution Proceeds

The Fund received payments in settlement of class action and direct litigation against issuers of past Fund investments of $14,353,872 during the period ended December 31, 2009. These payments are recorded as Litigation proceeds in the Fund’s Statement of Operations. In addition, the Fund received notification during the period ended December 31, 2009 of a finalized SEC “fair fund” distribution plan related to an SEC administrative proceeding that will result in a payment to the Fund estimated at $878,000. This amount is recorded as Receivable for fair fund distribution in the Fund’s Statement of Assets and Liabilities and as Fair fund distribution in the Fund’s Statement of Changes in Net Assets.

9.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

24

Munder Growth Opportunities Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

As determined on June 30, 2009, permanent differences resulting primarily from foreign currency gains and losses, net operating losses and expired capital loss carryforwards were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net	Accumulated Net
Investment Income	Realized Gain	Paid-In Capital

$6,019,902	$3,411,204	$(9,431,106)

At June 30, 2009, the components of distributable earnings on a tax basis were as follows:

Post October	Capital Loss	Unrealized
Loss	Carryover	Depreciation	Total

$(21,303,197)	$(3,483,847,862)	$(89,409,336)	$(3,594,560,395)

The differences between book and tax distributable earnings were primarily due to wash sales and deferred trustees’ fees.

As determined at June 30, 2009, the Fund had available for Federal income tax purposes, $3,483,847,862 of unused capital losses of which $2,134,631,669, $864,896,630, $245,904,886, $158,927,662, $41,923,434 and $37,563,581 expire in 2010, 2011, 2012, 2013, 2014 and 2017, respectively. In addition, $13,113,542 and $2,539,920 of the losses expiring in 2010 and 2011 and $2,705,379 of the losses expiring in 2011 may be further limited as these amounts were acquired in the reorganizations with the Amerindo Technology Fund that occurred on October 21, 2005 and the Munder @Vantage Fund that occurred on December 14, 2007, respectively. In addition, the Fund obtained unrealized built in gains of $9,254,384 in the merger with the Amerindo Technology Fund. The Fund may be able to further reduce future realized gains by up to this amount.

The Fund had $3,396,884 of capital loss carryforwards expire during the year ending June 30, 2009 unused.

Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses and net foreign currency losses arising between November 1, 2008 and June 30, 2009 of $21,290,373 and $12,824, respectively.

11.	Subsequent Events

On January 1, 2010, a name change from Munder Internet Fund to Munder Growth Opportunities Fund and certain changes to the Fund’s principal investment strategies became effective. The following new annual fee schedule

25

Munder Growth Opportunities Fund
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

for advisory services, computed and payable daily, also became effective on January 1, 2010: 1.00% on the first $500 million of the Fund’s average daily net assets; 0.85% on the next $500 million; and 0.80% on average daily net assets exceeding $1 billion. Management has reviewed subsequent events through February 18, 2010, the date for which these financial statements were issued, and determined that no other events have occurred that require disclosure.

12.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

13.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

26

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27

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

James V. FitzGerald, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PNC Global Investment Servicing
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNGROWTH1209

SEMI-ANNUAL REPORT
December 31, 2009

Munder Large-Cap Growth Fund
Class Y, A, B, C & K Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR SHAREHOLDER:

The stock market rally that began in March of 2009 continued through the last half of the calendar year. As a result, most broad stock market indices posted double-digit returns for the six months ended December 31, 2009 and for the year as a whole. This was a welcome relief from the grim double-digit declines that characterized 2008.

For the six months ended December 31, 2009, the broad stock market, measured by the S&P 500® Index, had a return of 22.59%, the result of a 15.61% return in the third quarter and a 6.04% return in the fourth quarter of 2009. Mid-capitalization stocks, measured by the S&P MidCap 400® Index, were the sweet spot of the market and posted a return of 26.65%, besting both the larger-cap S&P 500® Index and the small-cap S&P SmallCap 600® Index. While growth and value stocks had relatively similar returns in the large-cap segment of the market, value stocks had stronger performance in both the small-cap and mid-cap segments.

In the international equity markets, measured by the MSCI EAFE Index (net dividends), a similar rally was evident during 2009. The Index, which reflects the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 22.07% return for the six-month period.

The fixed income markets also had positive returns for the six months ended December 31, 2009, with the Barclays Capital U.S. Aggregate Bond Index, a commonly followed benchmark representing the broad fixed income market, posting a 3.96% return. All segments of the index posted positive returns for the six-month period. With investors’ growing willingness to assume some risk, the U.S. Treasury segment had the weakest performance, while the corporate and asset-backed segments generated the strongest returns. The 6.10% return for the Barclays Capital Municipal Bond Index, a broad measure of the performance of the municipal bond market, evidenced a similar phenomenon. Higher quality municipal bonds underperformed their lower quality counterparts.

In both our equity and fixed income investing, we continue to focus on high quality securities with strong, long-term fundamentals. While this approach may not be in favor every quarter or even every year, we believe that it is the means to competitive returns over the longer term.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munderfunds.com. Thank you for your confidence in the Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

James V. FitzGerald
President and Principal Executive Officer, The Munder Funds
President and Chief Operating Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Funds’ investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about each investment company can be found in each Fund’s prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munderfunds.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munderfunds.com.

Equity securities (stocks) are more volatile and carry more risk, but generally provide greater return potential, than investments in certain other securities, like high-grade fixed income securities. Large-cap stocks generally have less volatility than smaller-cap and certain specialty securities, such as technology investments. A substantial portion of the Fund’s assets is invested in information technology securities, which tend to be relatively volatile. Each Fund may also invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2009. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2009, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munderfunds.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

 SECTOR ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2009. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses.

ii

These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Michael Gura and Thomas Kenny

Reflecting the rally in the stock market that began in March of 2009 and continued through the end of the year, the Fund posted a 19.40% return for the six months ended December 31, 2009, but fell short of the 23.03% return for its Russell 1000® Growth Index benchmark, the 22.74% median return of the Lipper universe of multi-cap growth funds, and the 21.96% median return for the Lipper universe of large-cap growth funds. (Lipper includes the Fund in the multi-cap growth universe.) The largest detractors from the Fund’s relative performance compared to the Russell 1000® Growth Index were in the consumer discretionary, industrials and consumer staples sectors. The Fund did, however, receive a boost to relative performance during the period from the settlement of several class action-related litigation matters against issuers of past Fund investments.

In terms of investments, overweights in two for-profit education stocks, ITT Educational Services (0.5% of the Fund) and Apollo Group, which was sold in October, and in Aeropostale (0.9% of the Fund) were among the primary reasons for the Fund’s lagging performance in the consumer discretionary sector. The weakness of these stocks more than offset the strong performance of other stocks in the sector, including NetFlix (0.6% of the Fund) and WMS Industries, which was sold in October.

Overweights in two construction & engineering firms, Aecom Technology (0.6% of the Fund) and URS (0.5% of the Fund) held back returns in the industrials sector. In the consumer staples sector, Ralcorp Holdings (0.5% of the Fund) and Kroger (sold in September), both of which were overweighted in the Fund, had the largest negative impact on relative performance.

While the performance of the Fund lagged its benchmark for the six months ended December 31, 2009, there were a number of the Fund’s holdings that had a positive impact on relative performance. These included Medco Health Solutions (1.6% of the Fund) and Warner Chilcott (0.8% of the Fund) in the health care sector, Marvell Technology Group (1.1% of the Fund), Alliance Data Systems (1.0% of the Fund) and Apple (4.4% of the Fund) in the information technology sector, Peabody Energy (0.6% of the Fund) in the energy sector, and American Express (0.5% of the Fund) and Digital Realty Trust (0.6% of the Fund) in the financials sector.

With respect to litigation, the Fund routinely participates in class action litigation in which it is an eligible class member by virtue of past Fund investments. The Fund may also from time to time opt out of a class action to pursue a direct claim against an issuer. In the six months ended December 31, 2009, the Fund received class action and direct litigation settlement proceeds, which drove up the Fund’s net asset value per share (NAV) by $0.19.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the

iii

accuracy thereof and the information is subject to correction. The Russell 1000® Growth Index is a capitalization-weighted index that measures the performance of those Russell 1000® companies (approximately 1,000 of the largest companies in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market) with higher price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of multi-cap growth funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. The Lipper large-cap growth funds universe data is being provided as supplemental information and the Fund is not a part of that universe. You cannot invest directly in a Lipper universe.

iv

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v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the Fund and class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/09	12/31/09	7/1/09-12/31/09	Ratio

Actual
Class Y	$1,000.00	$1,194.05	$8.13	1.47%
Class A	$1,000.00	$1,192.05	$9.50	1.72%
Class B	$1,000.00	$1,187.84	$13.62	2.47%
Class C	$1,000.00	$1,187.10	$13.62	2.47%
Class K	$1,000.00	$1,191.51	$9.50	1.72%

Hypothetical
Class Y	$1,000.00	$1,017.80	$7.48	1.47%
Class A	$1,000.00	$1,016.53	$8.74	1.72%
Class B	$1,000.00	$1,012.75	$12.53	2.47%
Class C	$1,000.00	$1,012.75	$12.53	2.47%
Class K	$1,000.00	$1,016.53	$8.74	1.72%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

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Munder Large-Cap Growth Fund

Portfolio of Investments, December 31, 2009 (Unaudited)

Shares		Value(a)

COMMON STOCKS — 99.3%
Consumer Discretionary — 10.4%
Diversified Consumer Services — 0.5%
3,485	ITT Educational Services Inc †	$334,421

Hotels, Restaurants & Leisure — 2.3%
2,605	Ctrip.com International Ltd, ADR †	187,195
13,010	McDonald’s Corp	812,344
6,140	Panera Bread Co, Class A †	411,196

		1,410,735

Internet & Catalog Retail — 0.6%
6,820	NetFlix Inc †	376,055

Media — 0.6%
11,330	DIRECTV, Class A †	377,856

Multiline Retail — 1.7%
14,860	Dollar Tree Inc †	717,738
6,950	Target Corp	336,171

		1,053,909

Specialty Retail — 4.7%
17,120	Aeropostale Inc †	582,936
11,800	Lowe’s Cos Inc	276,002
16,290	Ross Stores Inc	695,746
85,155	Sally Beauty Holdings Inc †	651,436
19,690	TJX Cos Inc	719,669

		2,925,789

Total Consumer Discretionary		6,478,765

Consumer Staples — 14.4%
Beverages — 3.6%
25,720	Coca-Cola Co/The	1,466,040
13,075	PepsiCo Inc/NC	794,960

		2,261,000

Food & Staples Retailing — 2.7%
24,200	Wal-Mart Stores Inc	1,293,490
10,715	Walgreen Co	393,455

		1,686,945

Food Products — 2.0%
13,805	Kellogg Co	734,426
4,990	Ralcorp Holdings Inc †	297,953

See Notes to Financial Statements.

1

Munder Large-Cap Growth Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Consumer Staples (Continued)
Food Products (Continued)
5,035	TreeHouse Foods Inc †	$195,660

		1,228,039

Household Products — 3.9%
11,315	Church & Dwight Co Inc	683,992
9,095	Colgate-Palmolive Co	747,154
16,754	Procter & Gamble Co/The	1,015,795

		2,446,941

Tobacco — 2.2%
28,255	Philip Morris International Inc	1,361,608

Total Consumer Staples		8,984,533

Energy — 5.8%
Energy Equipment & Services — 3.1%
5,955	Core Laboratories NV	703,404
6,130	Diamond Offshore Drilling Inc	603,315
5,940	Schlumberger Ltd	386,635
2,875	Transocean Ltd †	238,050

		1,931,404

Oil, Gas & Consumable Fuels — 2.7%
22,200	EXCO Resources Inc	471,306
5,400	Exxon Mobil Corp	368,226
6,095	Occidental Petroleum Corp	495,828
8,235	Peabody Energy Corp	372,305

		1,707,665

Total Energy		3,639,069

Financials — 4.6%
Capital Markets — 1.2%
14,420	Charles Schwab Corp/The	271,384
25,595	TD Ameritrade Holding Corp †	496,031

		767,415

Commercial Banks — 1.3%
6,160	Credicorp Ltd	474,443

See Notes to Financial Statements.

2

Shares		Value(a)

Financials (Continued)
Commercial Banks (Continued)
12,360	Wells Fargo & Co	$333,597

		808,040

Consumer Finance — 0.5%
8,480	American Express Co	343,610

Diversified Financial Services — 0.3%
4,545	JPMorgan Chase & Co	189,390

Insurance — 0.7%
9,370	Aflac Inc	433,362

Real Estate Investment Trusts (REITs) — 0.6%
7,070	Digital Realty Trust Inc	355,480

Total Financials		2,897,297

Health Care — 16.3%
Biotechnology — 2.4%
10,995	Amgen Inc †	621,987
7,675	Celgene Corp †	427,344
10,330	Gilead Sciences Inc †	447,082

		1,496,413

Health Care Equipment & Supplies — 2.4%
7,970	Baxter International Inc	467,680
14,190	Kinetic Concepts Inc †	534,254
12,375	Medtronic Inc	544,252

		1,546,186

Health Care Providers & Services — 3.8%
13,525	Community Health Systems Inc †	481,490
7,585	Emergency Medical Services Corp, Class A †	410,728
15,270	Medco Health Solutions Inc †	975,906
8,320	Mednax Inc †	500,115

		2,368,239

Pharmaceuticals — 7.7%
31,595	Abbott Laboratories	1,705,814
9,925	Bristol-Myers Squibb Co	250,606
19,938	Johnson & Johnson	1,284,207
8,725	Merck & Co Inc	318,811
13,970	Teva Pharmaceutical Industries Ltd, ADR	784,835

See Notes to Financial Statements.

3

Munder Large-Cap Growth Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Health Care (Continued)
Pharmaceuticals (Continued)
16,705	Warner Chilcott PLC, Class A †	$475,591

		4,819,864

Total Health Care		10,230,702

Industrials — 10.1%
Aerospace & Defense — 3.4%
10,260	Honeywell International Inc	402,192
14,105	Raytheon Co	726,689
14,580	United Technologies Corp	1,011,998

		2,140,879

Air Freight & Logistics — 0.8%
9,090	United Parcel Service Inc, Class B	521,493

Commercial Services & Supplies — 0.7%
8,085	Stericycle Inc †	446,050

Construction & Engineering — 1.1%
13,610	Aecom Technology Corp †	374,275
7,215	URS Corp †	321,212

		695,487

Electrical Equipment — 0.9%
28,770	ABB Ltd, ADR	549,507

Industrial Conglomerates — 1.1%
8,015	3M Co	662,600

Professional Services — 1.2%
13,415	IHS Inc, Class A †	735,276

Road & Rail — 0.9%
9,260	Union Pacific Corp	591,714

Total Industrials		6,343,006

Information Technology — 34.9%
Communications Equipment — 5.7%
80,932	Cisco Systems Inc †	1,937,512
29,630	QUALCOMM Inc	1,370,684
4,375	Research In Motion Ltd †	295,488

		3,603,684

See Notes to Financial Statements.

4

Shares		Value(a)

Information Technology (Continued)
Computers & Peripherals — 12.1%
13,165	Apple Inc †	$2,775,972
37,315	EMC Corp/Massachusetts †	651,893
32,065	Hewlett-Packard Co	1,651,668
18,970	International Business Machines Corp	2,483,173

		7,562,706

Information Technology Services — 1.7%
9,775	Alliance Data Systems Corp †	631,367
10,215	Lender Processing Services Inc	415,342

		1,046,709

Internet Software & Services — 5.8%
1,375	Baidu Inc/China, ADR †	565,441
3,405	Google Inc, Class A †	2,111,032
8,600	Netease.com, ADR †	323,446
11,025	VistaPrint NV †	624,677

		3,624,596

Semiconductors & Semiconductor Equipment — 2.2%
31,505	Intel Corp	642,702
34,505	Marvell Technology Group Ltd †	715,979

		1,358,681

Software — 7.4%
18,805	Check Point Software Technologies †	637,113
95,325	Microsoft Corp	2,906,459
44,290	Oracle Corp	1,086,877

		4,630,449

Total Information Technology		21,826,825

Materials — 2.8%
Chemicals — 1.4%
7,720	Monsanto Co	631,110
3,225	Praxair Inc	259,000

		890,110

Containers & Packaging — 0.9%
10,015	Crown Holdings Inc †	256,184
6,160	Rock-Tenn Co, Class A	310,525

		566,709

See Notes to Financial Statements.

5

Munder Large-Cap Growth Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Materials (Continued)
Metals & Mining — 0.5%
6,020	Newmont Mining Corp	$284,806

Total Materials		1,741,625

TOTAL COMMON STOCKS
(Cost $50,528,631)		62,141,822

INVESTMENT COMPANY SECURITY — 0.9%
(Cost $581,175)
581,175	State Street Institutional Liquid Reserves Fund	581,175

TOTAL INVESTMENTS
(Cost $51,109,806)	100.2%	62,722,997
OTHER ASSETS AND LIABILITIES (Net)	(0.2)	(107,078)

NET ASSETS	100.0%	$62,615,919

†	Non-income producing security.

(a)	As of December 31, 2009, the values of the securities of the Fund were determined based on Level 1 inputs established by Topic 820 (see Notes to Financial Statements, Note 2).

ABBREVIATION:
ADR	— American Depositary Receipt

See Notes to Financial Statements.

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At December 31, 2009, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	88.7%	$55,566,652
Israel	2.3	1,421,948
Bermuda	2.1	1,340,655
China	1.7	1,076,083
Switzerland	1.3	787,557
Netherlands	1.1	703,405
Ireland	0.8	475,591
Peru	0.8	474,443
Canada	0.5	295,488

TOTAL COMMON STOCKS	99.3	62,141,822
INVESTMENT COMPANY SECURITY	0.9	581,175

TOTAL INVESTMENTS	100.2	62,722,997
OTHER ASSETS AND LIABILITIES (Net)	(0.2)	(107,078)

NET ASSETS	100.0%	$62,615,919

See Notes to Financial Statements.

7

Munder Large-Cap Growth Fund

Statement of Assets and Liabilities, December 31, 2009 (Unaudited)

ASSETS:
Investments, at value	$62,722,997
Dividends receivable	56,727
Receivable for investment securities sold	339,232
Receivable for Fund shares sold	1,037
Prepaid expenses and other assets	47,050

Total Assets	63,167,043

LIABILITIES:
Payable for investment securities purchased	192,368
Payable for Fund shares redeemed	165,625
Trustees’ fees and expenses payable	111,827
Transfer agency/record keeping fees payable	15,143
Administration fees payable	8,887
Distribution and shareholder servicing fees payable — Class A, B and C Shares	5,298
Shareholder servicing fees payable — Class K Shares	5,021
Custody fees payable	1,841
Investment advisory fees payable	1,302
Accrued expenses and other payables	43,812

Total Liabilities	551,124

NET ASSETS	$62,615,919

Investments, at cost	$51,109,806

See Notes to Financial Statements.

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NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(106,407)
Accumulated net realized loss on investments sold	(30,765,642)
Net unrealized appreciation of investments	11,613,191
Paid-in capital	81,874,777

$62,615,919

NET ASSETS:
Class Y Shares	$24,278,446

Class A Shares	$12,045,091

Class B Shares	$894,626

Class C Shares	$2,363,787

Class K Shares	$23,033,969

SHARES OUTSTANDING:
Class Y Shares	1,823,008

Class A Shares	947,691

Class B Shares	81,785

Class C Shares	214,106

Class K Shares	1,807,332

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$13.32

CLASS A SHARES:
Net asset value and redemption price per share	$12.71

Maximum sales charge	5.50%
Maximum offering price per share	$13.45

CLASS B SHARES:
Net asset value and offering price per share*	$10.94

CLASS C SHARES:
Net asset value and offering price per share*	$11.04

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$12.74

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Large-Cap Growth Fund

Statement of Operations, For the Period Ended December 31, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends(a)	$470,974

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	14,853
Class B Shares	4,744
Class C Shares	11,347
Shareholder servicing fees:
Class K Shares	29,270
Investment advisory fees	238,746
Administration fees	52,737
Transfer agency/record keeping fees	46,084
Trustees’ fees and expenses	38,262
Registration and filing fees	24,721
Legal and audit fees	23,739
Custody fees	18,337
Printing and mailing fees	14,833
Other	10,926

Total Expenses	528,599

NET INVESTMENT LOSS	(57,625)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from:
Security transactions	1,882,327
Litigation proceeds	983,113
Net change in unrealized appreciation/(depreciation) of securities	8,328,548

Net realized and unrealized gain on investments	11,193,988

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,136,363

(a)	Net of foreign withholding taxes of $1,816.

See Notes to Financial Statements.

10

Munder Large-Cap Growth Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009(a)

Net investment income/(loss)	$(57,625)	$149,593
Net realized gain/(loss) from security transactions, foreign currency-related transactions and litigation proceeds	2,865,440	(27,597,657)
Net change in net unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	8,328,548	(8,321,780)

Net increase/(decrease) in net assets resulting from operations	11,136,363	(35,769,844)
Dividends to shareholders from net investment income:
Class Y Shares	(98,146)	—
Class A Shares	(20,136)	—
Class K Shares	(38,792)	—
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	(3,738,616)	(3,605,333)
Class A Shares	(1,188,503)	(4,199,760)
Class B Shares	(245,009)	(644,357)
Class C Shares	(88,785)	(410,838)
Class K Shares	(4,641,164)	(4,900,072)
Class R Shares	—	(3,726)
Short-term trading fees	—	87

Net increase/(decrease) in net assets	1,077,212	(49,533,843)
NET ASSETS:
Beginning of period	61,538,707	111,072,550

End of period	$62,615,919	$61,538,707

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$(106,407)	$108,292

(a)	On March 16, 2009, all outstanding Class R Shares of the Fund were redeemed.

See Notes to Financial Statements.

11

Munder Large-Cap Growth Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009(a)

Amount
Class Y Shares:
Sold	$362,742	$3,158,641
Issued as reinvestment of dividends	66,042	—
Redeemed	(4,167,400)	(6,763,974)

Net decrease	$(3,738,616)	$(3,605,333)

Class A Shares:
Sold*	$348,133	$1,010,585
Issued as reinvestment of dividends	13,707	—
Redeemed	(1,550,343)	(5,210,345)

Net decrease	$(1,188,503)	$(4,199,760)

Class B Shares:
Sold	$14,154	$76,876
Redeemed*	(259,163)	(721,233)

Net decrease	$(245,009)	$(644,357)

Class C Shares:
Sold	$32,476	$631,740
Redeemed	(121,261)	(1,042,578)

Net decrease	$(88,785)	$(410,838)

Class K Shares:
Sold	$110,156	$4,457,954
Issued as reinvestment of dividends	1,631	—
Redeemed	(4,752,951)	(9,358,026)

Net decrease	$(4,641,164)	$(4,900,072)

Class R Shares:
Redeemed	$—	$(3,726)

Net decrease	$—	$(3,726)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

(a)	On March 16, 2009 all outstanding Class R Shares of the Fund were redeemed.

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009(a)

Shares
Class Y Shares:
Sold	28,225	268,822
Issued as reinvestment of dividends	4,906	—
Redeemed	(325,608)	(637,384)

Net decrease	(292,477)	(368,562)

Class A Shares:
Sold*	29,636	100,505
Issued as reinvestment of dividends	1,068	—
Redeemed	(131,287)	(470,927)

Net decrease	(100,583)	(370,422)

Class B Shares:
Sold	1,385	8,570
Redeemed*	(25,688)	(79,017)

Net decrease	(24,303)	(70,447)

Class C Shares:
Sold	3,084	68,669
Redeemed	(11,709)	(109,903)

Net decrease	(8,625)	(41,234)

Class K Shares:
Sold	9,228	384,351
Issued as reinvestment of dividends	126	—
Redeemed	(404,891)	(887,375)

Net decrease	(395,537)	(503,024)

Class R Shares:
Redeemed	—	(421)

Net decrease	—	(421)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

(a)	On March 16, 2009 all outstanding Class R Shares of the Fund were redeemed.

See Notes to Financial Statements.

13

Munder Large-Cap Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares
	Period Ended		Year	Year	Year	Year		Year
	12/31/09(b)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

Net asset value, beginning of period	$11.20		$16.33	$19.00	$16.07	$15.35		$14.04

Income/(loss) from investment operations:
Net investment income/(loss)	0.00	(c)	0.05	(0.02)	0.02	0.02		0.03
Net realized and unrealized gain/(loss) on investments	2.17	(f)	(5.18)	(1.30)	2.91	0.62		1.28

Total from investment operations	2.17		(5.13)	(1.32)	2.93	0.64		1.31

Less distributions:
Dividends from net investment income	(0.05)		—	—	—	—		—
Distributions from net realized gains	—		—	(1.35)	—	(0.00	)(c)	—

Total distributions	(0.05)		—	(1.35)	—	(0.00	)(c)	—

Short-term trading fees	—		0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)

Voluntary contribution from Advisor	—		—	—	—	0.08		—

Net asset value, end of period	$13.32		$11.20	$16.33	$19.00	$16.07		$15.35

Total return(d)	19.40%		(31.41)%	(7.98)%	18.31%	4.63	%(e)	9.33%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$24,278		$23,701	$40,567	$42,544	$47,636		$52,871
Ratio of operating expenses to average net assets	1.47	%(g)	1.36%	1.19%	1.20%	1.23%		1.25%
Ratio of net investment income/(loss) to average net assets	0.01	%(g)	0.40%	(0.11)%	0.10%	0.13%		0.21%
Portfolio turnover rate	38%		91%	98%	90%	60%		29%
Ratio of operating expenses to average net assets without expense reimbursements	1.47	%(g)	1.36%	1.19%	1.20%	1.23%		1.25%

(a)	Class Y Shares and Class A Shares of the Fund commenced operations on August 16, 1993 and August 4, 1993, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 4.11% for Class Y Shares and 3.91% for Class A Shares.

(f)	Litigation proceeds of $0.19 per share for Class Y Shares and $0.18 per share for Class A Shares have been included in the net realized gain/(loss) on investments.

(g)	Annualized.

See Notes to Financial Statements.

14

A Shares
Period Ended		Year	Year	Year	Year		Year
12/31/09(b)		Ended	Ended	Ended	Ended		Ended
(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

$10.68		$15.61	$18.26	$15.48	$14.82		$13.59

(0.01)		0.02	(0.06)	(0.02)	(0.02)		(0.01)

2.06	(f)	(4.95)	(1.24)	2.80	0.60		1.24

2.05		(4.93)	(1.30)	2.78	0.58		1.23

(0.02)		—	—	—	—		—
—		—	(1.35)	—	—		—

(0.02)		—	(1.35)	—	—		—

—		0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)

—		—	—	—	0.08		—

$12.71		$10.68	$15.61	$18.26	$15.48		$14.82

19.20%		(31.58)%	(8.20)%	17.96%	4.45	%(e)	9.05%

$12,045		$11,196	$22,142	$26,807	$28,995		$29,248

1.72	%(g)	1.61%	1.44%	1.45%	1.48%		1.50%

(0.24	)%(g)	0.14%	(0.36)%	(0.14)%	(0.12)%		(0.04)%
38%		91%	98%	90%	60%		29%

1.72	%(g)	1.61%	1.44%	1.45%	1.48%		1.50%

See Notes to Financial Statements.

15

Munder Large-Cap Growth Fund(a)
 Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	B Shares
	Period Ended		Year	Year	Year	Year		Year
	12/31/09(b)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

Net asset value, beginning of period	$9.21		$13.56	$16.14	$13.79	$13.31		$12.30

Income/(loss) from investment operations:
Net investment loss	(0.05)		(0.06)	(0.17)	(0.13)	(0.12)		(0.10)
Net realized and unrealized gain/(loss) on investments	1.78	(f)	(4.29)	(1.06)	2.48	0.53		1.11

Total from investment operations	1.73		(4.35)	(1.23)	2.35	0.41		1.01

Less distributions:
Distributions from net realized gains	—		—	(1.35)	—	—		—

Total distributions	—		—	(1.35)	—	—		—

Short-term trading fees	—		0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)

Voluntary contribution from Advisor	—		—	—	—	0.07		—

Net asset value, end of period	$10.94		$9.21	$13.56	$16.14	$13.79		$13.31

Total return(d)	18.78%		(32.08)%	(8.88)%	17.04%	3.61	%(e)	8.21%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$895		$977	$2,394	$2,788	$2,992		$5,493
Ratio of operating expenses to average net assets	2.47	%(g)	2.36%	2.19%	2.20%	2.23%		2.25%
Ratio of net investment loss to average net assets	(0.99	)%(g)	(0.61)%	(1.11)%	(0.90)%	(0.88)%		(0.79)%
Portfolio turnover rate	38%		91%	98%	90%	60%		29%
Ratio of operating expenses to average net assets without expense reimbursements	2.47	%(g)	2.36%	2.19%	2.20%	2.23%		2.25%

(a)	Class B Shares and Class C Shares of the Fund commenced operations on April 29, 1993 and September 20, 1993, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 3.08% for Class B Shares and 3.06% for Class C Shares.

(f)	Litigation proceeds of $0.15 per share for Class B Shares and $0.16 per share for Class C Shares have been included in the net realized and unrealized gain/(loss) on investments.

(g)	Annualized.

See Notes to Financial Statements.

16

C Shares
Period Ended		Year	Year	Year	Year		Year
12/31/09(b)		Ended	Ended	Ended	Ended		Ended
(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

$9.30		$13.69	$16.28	$13.91	$13.42		$12.40

(0.05)		(0.06)	(0.17)	(0.13)	(0.12)		(0.10)

1.79	(f)	(4.33)	(1.07)	2.50	0.54		1.12

1.74		(4.39)	(1.24)	2.37	0.42		1.02

—		—	(1.35)	—	—		—

—		—	(1.35)	—	—		—

—		0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)

—		—	—	—	0.07		—

$11.04		$9.30	$13.69	$16.28	$13.91		$13.42

18.71%		(32.07)%	(8.87)%	17.12%	3.58	%(e)	8.23%

$2,364		$2,071	$3,613	$3,550	$3,578		$4,600

2.47	%(g)	2.37%	2.19%	2.20%	2.23%		2.25%

(0.99	)%(g)	(0.61)%	(1.11)%	(0.89)%	(0.87)%		(0.79)%
38%		91%	98%	90%	60%		29%

2.47	%(g)	2.37%	2.19%	2.20%	2.23%		2.25%

See Notes to Financial Statements.

17

Munder Large-Cap Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	K Shares
	Period Ended		Year	Year	Year	Year		Year
	12/31/09(b)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

Net asset value, beginning of period	$10.71		$15.65	$18.31	$15.52	$14.86		$13.63

Income/(loss) from investment operations:
Net investment income/(loss)	(0.01)		0.02	(0.06)	(0.02)	(0.01)		(0.01)
Net realized and unrealized gain/(loss) on investments	2.06	(f)	(4.96)	(1.25)	2.81	0.59		1.24

Total from investment operations	2.05		(4.94)	(1.31)	2.79	0.58		1.23

Less distributions:
Dividends from net investment income	(0.02)		—	—	—	—		—
Distributions from net realized gains	—		—	(1.35)	—	—		—

Total distributions	(0.02)		—	(1.35)	—	—		—

Short-term trading fees	—		0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)

Voluntary contribution from Advisor	—		—	—	—	0.08		—

Net asset value, end of period	$12.74		$10.71	$15.65	$18.31	$15.52		$14.86

Total return(d)	19.15%		(31.57)%	(8.23)%	17.98%	4.44	%(e)	9.02%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$23,034		$23,593	$42,350	$45,968	$48,099		$7,467
Ratio of operating expenses to average net assets	1.72	%(g)	1.61%	1.44%	1.45%	1.46%		1.50%
Ratio of net investment income/(loss) to average net assets	(0.24	)%(g)	0.15%	(0.36)%	(0.14)%	(0.07)%		(0.04)%
Portfolio turnover rate	38%		91%	98%	90%	60%		29%
Ratio of operating expenses to average net assets without expense reimbursements	1.72	%(g)	1.61%	1.44%	1.45%	1.46%		1.50%

(a)	Class K Shares of the Fund commenced operations on June 23, 1995.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 3.90% for Class K Shares.

(f)	Litigation proceeds of $0.18 per share for Class K Shares have been included in the net realized and unrealized gain/(loss) on investments.

(g)	Annualized.

See Notes to Financial Statements.

18

Munder Large-Cap Growth Fund

Notes to Financial Statements, December 31, 2009 (Unaudited)

1.	Organization

As of December 31, 2009, the Munder Funds consisted of 16 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MST II”). Information presented in these financial statements pertains only to the Munder Large-Cap Growth Fund (the “ Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s investment objective is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2009, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including

19

Munder Large–Cap Growth Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by a Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

Munder Large–Cap Growth Fund
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$62,722,997
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$62,722,997

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector and industry.

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains/(losses) from security transactions.

Foreign Currency Spot Contracts: The Fund is subject to foreign currency rate risk in the normal course of pursuing its investment objectives. The Fund may use foreign currency spot contracts in an effort to facilitate transactions in foreign securities or to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Foreign currency spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or

21

Munder Large–Cap Growth Fund
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income, if any, is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities, if any, are recorded as soon as the receiving Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2009.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2006.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (“the Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an

22

Munder Large–Cap Growth Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

annual rate of 0.75% on the first $1 billion of its average daily net assets; 0.725% on the next $1 billion of average daily net assets; and 0.70% on average daily net assets exceeding $2 billion. During the period ended December 31, 2009, the Fund paid an annual effective rate of 0.75% for advisory services.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates, subject to a minimum fee of $74,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2009, the Advisor earned $52,737 before payment of sub-administration fees and $33,106 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2009, the Fund paid an annual effective rate of 0.1657% for administrative services.

As of December 31, 2009, Comerica Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of the Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $2,290 for its administrative, record keeping and other related services provided to the Fund for the period ended December 31, 2009.

Each Trustee of MST and MST II is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if

23

Munder Large–Cap Growth Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

they are invested in one or more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any fund, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2009, no officer, director or employee of the Advisor, Comerica Bank or any of their affiliates received any compensation from MST or MST II.

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) with respect to all classes of shares, except Class Y Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares, provides for payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates payable under the Plan for each class during its applicable period of operations, if any, as a percentage of average daily net assets, were as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Large-Cap Fund under the Plan. For the period ended December 31, 2009, the Fund paid $748 to Comerica Securities and $28,841 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, B, C and K shareholders.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short- term investments and U.S. government securities for the Fund were $23,696,966 and $33,116,886 respectively, for the period ended December 31, 2009.

24

Munder Large–Cap Growth Fund
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

At December 31, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $11,974,692, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $361,501 and net appreciation for financial reporting purposes was $11,613,191. At December 31, 2009, aggregate cost for financial reporting purposes was $51,109,806.

6.	Revolving Line of Credit

Effective December 9, 2009, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes an annual commitment fee equal to 0.15% per annum through December 8, 2010 on the daily amount of the unused commitment. Prior to December 9, 2009, borrowings under the line were limited to the lesser of $75,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest was payable on outstanding borrowings at the higher of (a) the federal funds rate plus 0.50% or (b) the overnight LIBOR rate plus 0.50%, and the annual commitment fee was equal to 0.11% per annum on the daily amount of the unused commitment. During the period ended December 31, 2009, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2009, total commitment fees for the Fund were $495.

7.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.	Litigation and Fair Fund Distribution Proceeds

The Fund received payments in settlement of class action and direct litigation against issuers of past Fund investments of $983,113 during the period ended December 31, 2009. These payments are recorded as Litigation Proceeds in the Fund’s Statement of Operations.

25

Munder Large–Cap Growth Fund
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

9.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2009, permanent differences resulting primarily from foreign currency gains and losses were reclassified at year-end. The following reclassifications had no effect on net income, net assets or net asset value per share.

Undistributed Net	Accumulated
Investment Income	Net Realized Loss

$(24)	$24

The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2009 and June 30, 2008, was as follows:

	Ordinary	Long-Term
	Income	Capital Gains	Total

June 30, 2009	$—	$—	$—
June 30, 2008	292,568	8,603,804	8,896,372

At June 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed	Post
Ordinary	October	Capital	Unrealized
Income	Loss	Loss Carryover	Appreciation	Total

$156,729	$(16,158,475)	$(16,066,147)	$1,878,184	$(30,189,709)

The differences between book and tax distributable earnings were primarily due to wash sales and deferred trustees fees.

As determined at June 30, 2009, the Fund had available for Federal income tax purposes, $16,066,147 of unused capital losses of which $632,428 and $15,433,719 expire in 2010 and 2017, respectively.

Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer capital losses arising between November 1, 2008 and June 30, 2009 of $16,158,475.

26

Munder Large–Cap Growth Fund
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

10.	Subsequent Events

Management has reviewed subsequent events through February 18, 2010, the date for which these financial statements were issued, and determined that no events have occurred that require disclosure.

11.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

27

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

James V. FitzGerald, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PNC Global Investment Servicing
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNLCG1209

SEMI-ANNUAL REPORT
December 31, 2009

Munder Large-Cap Value Fund
Class Y, A, B, C, K & R Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR SHAREHOLDER:

The stock market rally that began in March of 2009 continued through the last half of the calendar year. As a result, most broad stock market indices posted double-digit returns for the six months ended December 31, 2009 and for the year as a whole. This was a welcome relief from the grim double-digit declines that characterized 2008.

For the six months ended December 31, 2009, the broad stock market, measured by the S&P 500® Index, had a return of 22.59%, the result of a 15.61% return in the third quarter and a 6.04% return in the fourth quarter of 2009. Mid-capitalization stocks, measured by the S&P MidCap 400® Index, were the sweet spot of the market and posted a return of 26.65%, besting both the larger-cap S&P 500® Index and the small-cap S&P SmallCap 600® Index. While growth and value stocks had relatively similar returns in the large-cap segment of the market, value stocks had stronger performance in both the small-cap and mid-cap segments.

In the international equity markets, measured by the MSCI EAFE Index (net dividends), a similar rally was evident during 2009. The Index, which reflects the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 22.07% return for the six-month period.

The fixed income markets also had positive returns for the six months ended December 31, 2009, with the Barclays Capital U.S. Aggregate Bond Index, a commonly followed benchmark representing the broad fixed income market, posting a 3.96% return. All segments of the index posted positive returns for the six-month period. With investors’ growing willingness to assume some risk, the U.S. Treasury segment had the weakest performance, while the corporate and asset-backed segments generated the strongest returns. The 6.10% return for the Barclays Capital Municipal Bond Index, a broad measure of the performance of the municipal bond market, evidenced a similar phenomenon. Higher quality municipal bonds underperformed their lower quality counterparts.

In both our equity and fixed income investing, we continue to focus on high quality securities with strong, long-term fundamentals. While this approach may not be in favor every quarter or even every year, we believe that it is the means to competitive returns over the longer term.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munderfunds.com. Thank you for your confidence in the Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

James V. FitzGerald
President and Principal Executive Officer, The Munder Funds
President and Chief Operating Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example

1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
21	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Funds’ investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about each investment company can be found in each Fund’s prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munderfunds.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munderfunds.com.

Equity securities (stocks) are more volatile and carry more risk, but generally provide greater return potential than investments in certain other securities, like high-grade fixed income securities. Large-cap stocks generally have less volatility than smaller-cap and certain specialty securities, such as technology investments. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value. A substantial portion of the Fund’s assets is invested in the financials sector, whose performance can be significantly negatively impacted by economic downturns and changes in government regulation and interest rates. In addition, the Fund may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2009. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2009, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munderfunds.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

 SECTOR ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2009. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: John Kreiter, Joseph Skornicka and Kenneth Smith

Reflecting the rally in the stock market that began in March of 2009 and continued through the end of the year, the Fund posted a 17.40% return for the six months ended December 31, 2009, but fell short of the 23.23% return for its Russell 1000® Value Index benchmark and the 21.34% median return of the Lipper universe of large-cap value funds. The largest detractors from the Fund’s relative performance compared to the Russell 1000® Value Index were in the consumer discretionary, industrials and financials sectors.

Holdings of Apollo Group, which was eliminated from the Fund in October, and Comcast, which was eliminated from the Fund in December, along with the lack of positions in Ford Motor and News Corp., were among the key detractors from the Fund’s relative performance in the consumer discretionary sector. Overweights in both Aecom Technology (0.7% of the Fund) and General Cable (0.3% of the Fund) held back the Fund’s returns in the industrials sector. In the financials sector, an overweight in Bank of New York Mellon, which was sold from the Fund in December, was the largest detractor from relative performance.

Among the Fund’s holdings that made the greatest positive contributions to relative performance were Check Point Software Technologies (2.1% of the Fund) in the information technology sector, Apache (2.4% of the Fund) and EXCO Resources (0.7% of the Fund) in the energy sector, and BASF (0.8% of the Fund) and Freeport-McMoRan Copper & Gold (0.5% of the Fund) in the materials sector.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 1000® Value Index is a capitalization-weighted index that measures the performance of those Russell 1000® companies (approximately 1,000 of the largest companies in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market) with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of large-cap value funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of each Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of either Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in a Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/09	12/31/09	7/1/09-12/31/09	Ratio

Actual
Class Y	$1,000.00	$1,174.03	$7.45	1.36%
Class A	$1,000.00	$1,172.89	$8.87	1.62%
Class B	$1,000.00	$1,168.78	$12.96	2.37%
Class C	$1,000.00	$1,168.78	$12.90	2.36%
Class K	$1,000.00	$1,172.72	$8.87	1.62%
Class R	$1,000.00	$1,171.54	$10.02	1.83%

Hypothetical
Class Y	$1,000.00	$1,018.35	$6.92	1.36%
Class A	$1,000.00	$1,017.04	$8.24	1.62%
Class B	$1,000.00	$1,013.26	$12.03	2.37%
Class C	$1,000.00	$1,013.31	$11.98	2.36%
Class K	$1,000.00	$1,017.04	$8.24	1.62%
Class R	$1,000.00	$1,015.98	$9.30	1.83%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Munder Large-Cap Value Fund

Portfolio of Investments, December 31, 2009 (Unaudited)

Shares		Value(a)

COMMON STOCKS — 99.5%
Consumer Discretionary — 9.9%
Auto Components — 1.0%
11,800	BorgWarner Inc	$391,996
13,760	Johnson Controls Inc	374,822

		766,818

Hotels, Restaurants & Leisure — 0.5%
12,250	Carnival Corp †	388,203

Leisure Equipment & Products — 1.5%
36,385	Hasbro Inc	1,166,503

Media — 3.8%
23,075	Omnicom Group Inc	903,386
27,070	Time Warner Cable Inc	1,120,428
28,580	Walt Disney Co/The	921,705

		2,945,519

Specialty Retail — 1.4%
23,160	Lowe’s Cos Inc	541,712
9,230	Sherwin-Williams Co/The	569,030

		1,110,742

Textiles, Apparel & Luxury Goods — 1.7%
36,480	Coach Inc	1,332,614

Total Consumer Discretionary		7,710,399

Consumer Staples — 4.4%
Food & Staples Retailing — 2.2%
33,195	CVS Caremark Corp	1,069,211
12,780	Wal-Mart Stores Inc	683,091

		1,752,302

Food Products — 1.4%
8,240	General Mills Inc	583,474
8,770	JM Smucker Co/The	541,548

		1,125,022

Household Products — 0.8%
9,570	Energizer Holdings Inc †	586,449

Total Consumer Staples		3,463,773

See Notes to Financial Statements.

1

Munder Large-Cap Value Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Energy — 18.5%
Energy Equipment & Services — 1.6%
13,220	Noble Corp	$538,054
37,630	Weatherford International Ltd †	673,953

		1,212,007

Oil, Gas & Consumable Fuels — 16.9%
18,055	Apache Corp	1,862,734
33,990	Chevron Corp	2,616,890
26,180	EXCO Resources Inc	555,801
50,144	Exxon Mobil Corp	3,419,319
33,640	Marathon Oil Corp	1,050,241
20,505	Occidental Petroleum Corp	1,668,082
15,885	Total SA, ADR	1,017,276
21,660	XTO Energy Inc	1,007,840

		13,198,183

Total Energy		14,410,190

Financials — 24.3%
Capital Markets — 4.9%
12,250	Affiliated Managers Group Inc †	825,038
10,210	Ameriprise Financial Inc	396,352
8,880	Goldman Sachs Group Inc/The	1,499,299
17,840	Lazard Ltd, Class A	677,385
15,440	Morgan Stanley	457,024

		3,855,098

Commercial Banks — 4.4%
50,500	Fifth Third Bancorp	492,375
39,670	US Bancorp	892,972
75,000	Wells Fargo & Co	2,024,250

		3,409,597

Consumer Finance — 0.9%
16,950	American Express Co	686,814

Diversified Financial Services — 7.2%
136,500	Bank of America Corp	2,055,690
84,669	JPMorgan Chase & Co	3,528,157

		5,583,847

See Notes to Financial Statements.

2

Shares		Value(a)

Financials (Continued)
Insurance — 4.8%
15,351	ACE Ltd	$773,690
11,090	Arch Capital Group Ltd †	793,490
13,225	Axis Capital Holdings Ltd	375,722
24,495	Prudential Financial Inc	1,218,871
12,160	Reinsurance Group of America Inc	579,424

		3,741,197

Real Estate Investment Trusts (REITs) — 2.1%
57,865	Annaly Capital Management Inc	1,003,958
8,393	Simon Property Group Inc	669,761

		1,673,719

Total Financials		18,950,272

Health Care — 9.5%
Health Care Providers & Services — 1.3%
11,980	CIGNA Corp	422,535
18,990	UnitedHealth Group Inc	578,815

		1,001,350

Life Sciences Tools & Services — 0.4%
7,280	Thermo Fisher Scientific Inc †	347,183

Pharmaceuticals — 7.8%
15,980	Abbott Laboratories	862,760
5,590	Johnson & Johnson	360,052
36,210	Merck & Co Inc	1,323,113
113,236	Pfizer Inc	2,059,763
25,565	Teva Pharmaceutical Industries Ltd, ADR	1,436,242

		6,041,930

Total Health Care		7,390,463

Industrials — 10.5%
Aerospace & Defense — 1.6%
17,838	United Technologies Corp	1,238,136

Construction & Engineering — 0.7%
18,900	Aecom Technology Corp †	519,750

Electrical Equipment — 3.0%
26,800	AMETEK Inc	1,024,832
15,000	Cooper Industries PLC	639,600

See Notes to Financial Statements.

3

Munder Large-Cap Value Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Industrials (Continued)
Electrical Equipment (Continued)
9,230	General Cable Corp †	$271,546
7,370	Roper Industries Inc	385,967

		2,321,945

Industrial Conglomerates — 2.9%
126,565	General Electric Co	1,914,929
10,740	Tyco International Ltd	383,203

		2,298,132

Machinery — 2.3%
8,960	Cummins Inc	410,905
34,170	Wabtec Corp/DE	1,395,503

		1,806,408

Total Industrials		8,184,371

Information Technology — 7.1%
Communications Equipment — 0.7%
24,230	Cisco Systems Inc †	580,066

Computers & Peripherals — 0.8%
11,880	Hewlett-Packard Co	611,939

Internet Software & Services — 1.8%
82,360	Yahoo! Inc †	1,382,001

Semiconductors & Semiconductor Equipment — 0.5%
19,350	Intel Corp	394,740

Software — 3.3%
47,814	Check Point Software Technologies †	1,619,938
41,980	Synopsys Inc †	935,315

		2,555,253

Total Information Technology		5,523,999

Materials — 4.0%
Chemicals — 2.9%
9,670	BASF SE, ADR	600,507
25,380	Celanese Corp, Series A	814,698
10,828	Praxair Inc	869,597

		2,284,802

See Notes to Financial Statements.

4

Shares		Value(a)

Materials (Continued)
Metals & Mining — 1.1%
4,880	Freeport-McMoRan Copper & Gold Inc †	$391,815
8,880	Nucor Corp	414,252

		806,067

Total Materials		3,090,869

Telecommunication Services — 6.0%
Diversified Telecommunication Services — 6.0%
113,075	AT&T Inc	3,169,492
17,480	CenturyTel Inc	632,951
27,865	Verizon Communications Inc	923,167

Total Telecommunication Services		4,725,610

Utilities — 5.3%
Electric Utilities — 3.3%
7,185	Edison International	249,894
14,557	Exelon Corp	711,401
11,360	FirstEnergy Corp	527,672
11,188	FPL Group Inc	590,950
8,610	ITC Holdings Corp	448,495

		2,528,412

Multi-Utilities — 2.0%
22,630	Public Service Enterprise Group Inc	752,448
14,730	Sempra Energy	824,585

		1,577,033

Total Utilities		4,105,445

TOTAL COMMON STOCKS
(Cost $64,366,507)		77,555,391

INVESTMENT COMPANY SECURITY — 0.3%
(Cost $247,290)
247,290	State Street Institutional Liquid Reserves Fund	247,290

TOTAL INVESTMENTS
(Cost $64,613,797)	99.8%	77,802,681
OTHER ASSETS AND LIABILITIES (Net)	0.2	134,591

NET ASSETS	100.0%	$77,937,272

See Notes to Financial Statements.

5

Munder Large-Cap Value Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

†	Non-income producing security.

(a)	As of December 31, 2009, the values of the securities of the Fund were determined based on Level 1 inputs established by Topic 820 (see Notes to Financial Statements, Note 2).

ABBREVIATION:
ADR — American Depositary Receipt

At December 31, 2009, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	88.1%	$68,665,932
Israel	3.9	3,056,180
Switzerland	3.0	2,368,901
Bermuda	2.4	1,846,596
France	1.3	1,017,275
Germany	0.8	600,507

TOTAL COMMON STOCKS	99.5	77,555,391
INVESTMENT COMPANY SECURITY	0.3	247,290

TOTAL INVESTMENTS	99.8	77,802,681
OTHER ASSETS AND LIABILITIES (Net)	0.2	134,591

NET ASSETS	100.0%	$77,937,272

See Notes to Financial Statements.

6

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7

Munder Large-Cap Value Fund

Statement of Assets and Liabilities, December 31, 2009 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$77,802,681
Dividends receivable	127,999
Receivable for investment securities sold	842,121
Receivable for Fund shares sold	41,937
Prepaid expenses and other assets	44,570

Total Assets	78,859,308

LIABILITIES:
Payable for investment securities purchased	603,157
Payable for Fund shares redeemed	151,729
Trustees’ fees and expenses payable	95,122
Transfer agency/record keeping fees payable	11,848
Administration fees payable	10,850
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	5,611
Shareholder servicing fees payable — Class K Shares	3,478
Custody fees payable	1,758
Investment advisory fees payable	1,615
Accrued expenses and other payables	36,868

Total Liabilities	922,036

NET ASSETS	$77,937,272

Investments, at cost	$64,613,797

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(235,591)
Accumulated net realized loss on investments sold	(16,608,079)
Net unrealized appreciation of investments	13,188,884
Paid-in capital	81,592,058

$77,937,272

NET ASSETS:
Class Y Shares	$47,940,243

Class A Shares	$9,863,209

Class B Shares	$1,485,513

Class C Shares	$2,636,778

Class K Shares	$16,006,157

Class R Shares	$5,372

SHARES OUTSTANDING:
Class Y Shares	4,146,405

Class A Shares	854,849

Class B Shares	132,824

Class C Shares	235,942

Class K Shares	1,386,144

Class R Shares	466

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$11.56

CLASS A SHARES:
Net asset value and redemption price per share	$11.54

Maximum sales charge	5.50%
Maximum offering price per share	$12.21

CLASS B SHARES:
Net asset value and offering price per share*	$11.18

CLASS C SHARES:
Net asset value and offering price per share*	$11.18

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$11.55

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$11.53

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Large-Cap Value Fund

Statement of Operations, For the Period Ended December 31, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends(a)	$872,471

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	13,077
Class B Shares	8,024
Class C Shares	12,448
Class R Shares	13
Shareholder servicing fees:
Class K Shares	19,570
Investment advisory fees	289,315
Administration fees	63,053
Transfer agency/record keeping fees	45,201
Trustees’ fees and expenses	35,569
Registration and filing fees	26,515
Legal and audit fees	23,767
Printing and mailing fees	16,787
Custody fees	15,049
Other	11,293

Total Expenses	579,681

NET INVESTMENT INCOME	292,790

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss from security transactions	(9,619)
Net change in unrealized appreciation/(depreciation) of securities	11,693,935

Net realized and unrealized gain on investments	11,684,316

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,977,106

(a)	Net of foreign withholding taxes of $5,910.

See Notes to Financial Statements.

10

Munder Large-Cap Value Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009

Net investment income	$292,790	$1,299,346
Net realized loss from security transactions	(9,619)	(14,350,684)
Net change in net unrealized appreciation/(depreciation) of securities	11,693,935	(14,507,843)

Net increase/(decrease) in net assets resulting from operations	11,977,106	(27,559,181)
Dividends to shareholders from net investment income:
Class Y Shares	(359,594)	(856,551)
Class A Shares	(61,533)	(151,922)
Class B Shares	(5,756)	(14,595)
Class C Shares	(9,533)	(21,996)
Class K Shares	(100,805)	(259,691)
Class R Shares	(26)	(63)
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	(1,237,194)	(4,012,839)
Class A Shares	(1,706,237)	1,089,976
Class B Shares	(225,774)	(210,333)
Class C Shares	(136,932)	570,534
Class K Shares	457,892	(2,967,100)
Class R Shares	26	63
Short-term trading fees	—	853

Net increase/(decrease) in net assets	8,591,640	(34,392,845)
NET ASSETS:
Beginning of period	69,345,632	103,738,477

End of period	$77,937,272	$69,345,632

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$(235,591)	$8,866

See Notes to Financial Statements.

11

Munder Large-Cap Value Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009

Amount
Class Y Shares:
Sold	$2,860,629	$8,009,456
Issued as reinvestment of dividends	314,442	770,230
Redeemed	(4,412,265)	(12,792,525)

Net decrease	$(1,237,194)	$(4,012,839)

Class A Shares:
Sold*	$610,791	$4,559,447
Issued as reinvestment of dividends	48,966	116,306
Redeemed	(2,365,994)	(3,585,777)

Net increase/(decrease)	$(1,706,237)	$1,089,976

Class B Shares:
Sold	$77,150	$577,150
Issued as reinvestment of dividends	4,938	11,753
Redeemed*	(307,862)	(799,236)

Net decrease	$(225,774)	$(210,333)

Class C Shares:
Sold	$190,470	$1,329,409
Issued as reinvestment of dividends	6,539	14,717
Redeemed	(333,941)	(773,592)

Net increase/(decrease)	$(136,932)	$570,534

Class K Shares:
Sold	$2,815,313	$3,844,961
Issued as reinvestment of dividends	22,462	70,843
Redeemed	(2,379,883)	(6,882,904)

Net increase/(decrease)	$457,892	$(2,967,100)

Class R Shares:
Issued as reinvestment of dividends	$26	$63

Net increase	$26	$63

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009

Shares
Class Y Shares:
Sold	259,008	772,374
Issued as reinvestment of dividends	27,117	72,965
Redeemed	(392,587)	(1,272,454)

Net decrease	(106,462)	(427,115)

Class A Shares:
Sold*	55,283	453,354
Issued as reinvestment of dividends	4,226	11,131
Redeemed	(212,973)	(343,957)

Net increase/(decrease)	(153,464)	120,528

Class B Shares:
Sold	7,951	61,003
Issued as reinvestment of dividends	438	1,155
Redeemed*	(28,606)	(82,998)

Net decrease	(20,217)	(20,840)

Class C Shares:
Sold	17,331	133,710
Issued as reinvestment of dividends	580	1,467
Redeemed	(32,251)	(76,768)

Net increase/(decrease)	(14,340)	58,409

Class K Shares:
Sold	252,709	387,289
Issued as reinvestment of dividends	1,938	6,713
Redeemed	(212,218)	(688,824)

Net increase/(decrease)	42,429	(294,822)

Class R Shares:
Issued as reinvestment of dividends	3	5

Net increase	3	5

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

13

Munder Large-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares
	Period
	Ended		Year	Year	Year	Year	Year
	12/31/09(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)	6/30/05(b)

Net asset value, beginning of period	$9.92		$13.73	$17.32	$15.92	$14.91	$13.23

Income/(loss) from investment operations:
Net investment income	0.05		0.19	0.20	0.19	0.15	0.12
Net realized and unrealized gain/(loss) on investments	1.68		(3.81)	(1.93)	2.84	1.37	1.67

Total from investment operations	1.73		(3.62)	(1.73)	3.03	1.52	1.79

Less distributions:
Dividends from net investment income	(0.09)		(0.19)	(0.20)	(0.19)	(0.14)	(0.11)
Distributions from net realized gains	—		—	(1.66)	(1.44)	(0.37)	—

Total distributions	(0.09)		(0.19)	(1.86)	(1.63)	(0.51)	(0.11)

Short-term trading fees	—		0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$11.56		$9.92	$13.73	$17.32	$15.92	$14.91

Total return(d)	17.40%		(26.45)%	(11.12)%	20.16%	10.34%	13.53%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$47,940		$42,180	$64,241	$71,809	$59,414	$52,409
Ratio of operating expenses to average net assets	1.36	%(e)	1.34%	1.17%	1.17%	1.18%	1.23%
Ratio of net investment income to average net assets	0.90	%(e)	1.78%	1.33%	1.16%	0.94%	0.83%
Portfolio turnover rate	33%		53%	41%	47%	48%	47%
Ratio of operating expenses to average net assets without expense reimbursements	1.36	%(e)	1.34%	1.17%	1.17%	1.18%	1.23%

(a)	Class Y Shares and Class A Shares of the Fund commenced operations on July 5, 1994 and August 8, 1994, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

14

A Shares
Period
Ended		Year	Year	Year	Year	Year
12/31/09(b)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)	6/30/05(b)

$9.90		$13.70	$17.28	$15.89	$14.89	$13.21

0.04		0.16	0.17	0.15	0.11	0.08

1.67		(3.80)	(1.93)	2.83	1.37	1.67

1.71		(3.64)	(1.76)	2.98	1.48	1.75

(0.07)		(0.16)	(0.16)	(0.15)	(0.11)	(0.07)

—		—	(1.66)	(1.44)	(0.37)	—

(0.07)		(0.16)	(1.82)	(1.59)	(0.48)	(0.07)

—		0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

$11.54		$9.90	$13.70	$17.28	$15.89	$14.89

17.29%		(26.61)%	(11.31)%	19.84%	10.08%	13.27%

$9,863		$9,980	$12,162	$17,170	$12,754	$8,532

1.62	%(e)	1.60%	1.42%	1.42%	1.43%	1.48%

0.64	%(e)	1.52%	1.07%	0.91%	0.72%	0.58%
33%		53%	41%	47%	48%	47%

1.62	%(e)	1.60%	1.42%	1.42%	1.43%	1.48%

See Notes to Financial Statements.

15

Munder Large-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	B Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/09(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)	6/30/05(b)

Net asset value, beginning of period	$9.60		$13.31	$16.86	$15.56	$14.62	$13.02

Income/(loss) from investment operations:
Net investment income/(loss)	(0.01)		0.08	0.05	0.02	(0.02)	(0.02)
Net realized and unrealized gain/(loss) on investments	1.63		(3.70)	(1.88)	2.77	1.36	1.63

Total from investment operations	1.62		(3.62)	(1.83)	2.79	1.34	1.61

Less distributions:
Dividends from net investment income	(0.04)		(0.09)	(0.06)	(0.05)	(0.03)	(0.01)
Distributions from net realized gains	—		—	(1.66)	(1.44)	(0.37)	—

Total distributions	(0.04)		(0.09)	(1.72)	(1.49)	(0.40)	(0.01)

Short-term trading fees	—		0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$11.18		$9.60	$13.31	$16.86	$15.56	$14.62

Total return(d)	16.88%		(27.23)%	(12.00)%	18.94%	9.30%	12.37%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,486		$1,470	$2,314	$3,366	$3,641	$8,346
Ratio of operating expenses to average net assets	2.37	%(e)	2.34%	2.17%	2.17%	2.18%	2.23%
Ratio of net investment income/(loss) to average net assets	(0.10	)%(e)	0.77%	0.33%	0.15%	(0.13)%	(0.18)%
Portfolio turnover rate	33%		53%	41%	47%	48%	47%
Ratio of operating expenses to average net assets without expense reimbursements	2.37	%(e)	2.34%	2.17%	2.17%	2.18%	2.23%

(a)	Class B Shares and Class C Shares of the Fund commenced operations on August 9, 1994 and December 5, 1995, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

16

C Shares
Period Ended		Year	Year	Year	Year	Year
12/31/09(b)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)	6/30/05(b)

$9.60		$13.30	$16.85	$15.55	$14.61	$13.01

(0.01)		0.08	0.05	0.03	(0.01)	(0.02)

1.63		(3.69)	(1.88)	2.76	1.35	1.63

1.62		(3.61)	(1.83)	2.79	1.34	1.61

(0.04)		(0.09)	(0.06)	(0.05)	(0.03)	(0.01)

—		—	(1.66)	(1.44)	(0.37)	—

(0.04)		(0.09)	(1.72)	(1.49)	(0.40)	(0.01)

—		0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

$11.18		$9.60	$13.30	$16.85	$15.55	$14.61

16.88%		(27.17)%	(12.01)%	18.95%	9.31%	12.38%

$2,637		$2,402	$2,551	$3,719	$2,993	$3,214

2.36	%(e)	2.36%	2.17%	2.17%	2.18%	2.23%

(0.10	)%(e)	0.78%	0.32%	0.16%	(0.07)%	(0.18)%
33%		53%	41%	47%	48%	47%

2.36	%(e)	2.36%	2.17%	2.17%	2.18%	2.23%

See Notes to Financial Statements.

17

Munder Large-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	K Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/09(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)	6/30/05(b)

Net asset value, beginning of period	$9.91		$13.71	$17.30	$15.90	$14.90	$13.22

Income/(loss) from investment operations:
Net investment income	0.04		0.16	0.17	0.15	0.10	0.08
Net realized and unrealized gain/(loss) on investments	1.67		(3.80)	(1.94)	2.84	1.38	1.67

Total from investment operations	1.71		(3.64)	(1.77)	2.99	1.48	1.75

Less distributions:
Dividends from net investment income	(0.07)		(0.16)	(0.16)	(0.15)	(0.11)	(0.07)
Distributions from net realized gains	—		—	(1.66)	(1.44)	(0.37)	—

Total distributions	(0.07)		(0.16)	(1.82)	(1.59)	(0.48)	(0.07)

Short-term trading fees	—		0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$11.55		$9.91	$13.71	$17.30	$15.90	$14.90

Total return(d)	17.27%		(26.59)%	(11.35)%	19.89%	10.07%	13.26%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$16,006		$13,310	$22,464	$32,509	$36,309	$30,709
Ratio of operating expenses to average net assets	1.62	%(e)	1.59%	1.42%	1.42%	1.43%	1.48%
Ratio of net investment income to average net assets	0.64	%(e)	1.54%	1.07%	0.90%	0.68%	0.59%
Portfolio turnover rate	33%		53%	41%	47%	48%	47%
Ratio of operating expenses to average net assets without expense reimbursements	1.62	%(e)	1.59%	1.42%	1.42%	1.43%	1.48%

(a)	Class K Shares and Class R Shares of the Fund commenced operations on July 5, 1994 and November 1, 2006, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	Annualized.

See Notes to Financial Statements.

18

R Shares
Period Ended		Year	Year	Period
12/31/09(b)		Ended	Ended	Ended
(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)

$9.89		$13.69	$17.27	$15.99

0.02		0.14	0.12	0.09

1.68		(3.80)	(1.92)	1.71

1.70		(3.66)	(1.80)	1.80

(0.06)		(0.14)	(0.12)	(0.11)

—		—	(1.66)	(0.41)

(0.06)		(0.14)	(1.78)	(0.52)

—		0.00 (c)	0.00 (c)	0.00	(c)

$11.53		$9.89	$13.69	$17.27

17.15%		(26.81)%	(11.54)%	11.43%

$5		$5	$6	$7

1.83	%(e)	1.83%	1.67%	1.67	%(e)

0.43	%(e)	1.29%	0.81%	0.80	%(e)
33%		53%	41%	47%

1.83	%(e)	1.83%	1.67%	1.67	%(e)

See Notes to Financial Statements.

19

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20

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2009 (Unaudited)

1.	Organization

As of December 31, 2009, the Munder Funds consisted of 16 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MST II”). Information presented in these financial statements pertains only to the Munder Large-Cap Value Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s investment objective is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2009, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including

21

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$77,802,681
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$77,802,681

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector and industry.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income, if any, is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities, if any, are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated

23

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statements of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2009.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2006.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% on the first $100 million of its average daily net assets; and 0.70% on average daily net assets exceeding $100 million. During the period ended December 31, 2009, the Fund paid an effective rate of 0.75% for advisory services.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2009, the Advisor earned $63,053 before payment of sub-administration fees and $40,118 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2009, the Fund paid an annual effective rate of 0.1635% for administrative services.

As of December 31, 2009, Comerica Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of the Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $1,271 for its administrative, record keeping and other related services provided to the Fund for the period ended December 31, 2009.

24

Munder Large-Cap Value Fund
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $30 from commissions on sales of Class A Shares of the Fund for the period ended December 31, 2009.

Each Trustee of MST and MST II is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2009, no officer, director or employee of the Advisor, Comerica Bank or any of their affiliates received any compensation from MST or MST II.

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) with respect to all classes of shares, except Class Y Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares, provides for payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for each Fund.

The maximum rates payable under the Plan for each class during its applicable period of operations, as a percentage of average daily net assets, were as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

25

Munder Large-Cap Value Fund
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

For Class R shares, the 12b-1 fees were limited to 0.50% pursuant to the Munder Funds’ contract with the distributor.

Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2009, the Fund paid $41 to Comerica Securities and $14,791 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, B, C, K, and R shareholders.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $24,634,221 and $25,824,659, respectively, for the period ended December 31, 2009.

At December 31, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $15,611,660, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,422,776 and net appreciation for financial reporting purposes was $13,188,884. At December 31, 2009, aggregate cost for financial reporting purposes was $64,613,797.

6.	Revolving Line of Credit

Effective December 9, 2009, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes an annual commitment fee equal to 0.15% per annum through December 8, 2010 on the daily amount of the unused commitment. Prior to December 9, 2009, borrowings under the line were limited to the lesser of $75,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest was payable on outstanding borrowings at the higher of (a) the federal funds rate plus 0.50% or (b) the overnight LIBOR rate plus 0.50%, and the annual commitment fee was equal to 0.11% per annum on the daily amount of the unused commitment. During the period ended December 31, 2009, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2009, total commitment fees for the Fund were $569.

26

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

7.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2009, permanent differences resulting primarily from partnership basis adjustments were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net	Accumulated Net
Investment Income	Realized Gain

$11,985	$(11,985)

The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2009 and June 30, 2008 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total

June 30, 2009	$1,304,818	$—	$1,304,818
June 30, 2008	1,689,302	11,868,994	13,558,296

At June 30, 2009, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed
Ordinary	Post	Capital Loss	Unrealized
Income	October Loss	Carryover	Appreciation	Total

$52,962	$(12,724,906)	$(3,423,471)	$1,044,866	$(15,050,549)

The differences between book and tax distributable earnings were primarily due to wash sales and deferred trustees’ fees.

27

Munder Large-Cap Value Fund
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

As determined at June 30, 2009, the Fund had available for Federal income tax purposes $3,423,471 of unused capital losses which expire in 2017.

Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following year. The Fund has elected to defer net capital losses arising between November 1, 2008 and June 30, 2009 of $12,724,906.

9.	Subsequent Events

Management has reviewed subsequent events through February 18, 2010, the date for which these financial statements were issued, and determined that no events have occurred that require disclosure.

10.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Forms N-Q are available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

11.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

28

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29

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

James V. FitzGerald, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PNC Global Investment Servicing
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNLCV1209

SEMI-ANNUAL REPORT
December 31, 2009

Munder Micro-Cap
Equity Fund
Class Y, A, B, C, K & R Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR SHAREHOLDER:

The stock market rally that began in March of 2009 continued through the last half of the calendar year. As a result, most broad stock market indices posted double-digit returns for the six months ended December 31, 2009 and for the year as a whole. This was a welcome relief from the grim double-digit declines that characterized 2008.

For the six months ended December 31, 2009, the broad stock market, measured by the S&P 500® Index, had a return of 22.59%, the result of a 15.61% return in the third quarter and a 6.04% return in the fourth quarter of 2009. Mid-capitalization stocks, measured by the S&P MidCap 400® Index, were the sweet spot of the market and posted a return of 26.65%, besting both the larger-cap S&P 500® Index and the small-cap S&P SmallCap 600® Index. While growth and value stocks had relatively similar returns in the large-cap segment of the market, value stocks had stronger performance in both the small-cap and mid-cap segments.

In the international equity markets, measured by the MSCI EAFE Index (net dividends), a similar rally was evident during 2009. The Index, which reflects the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 22.07% return for the six-month period.

The fixed income markets also had positive returns for the six months ended December 31, 2009, with the Barclays Capital U.S. Aggregate Bond Index, a commonly followed benchmark representing the broad fixed income market, posting a 3.96% return. All segments of the index posted positive returns for the six-month period. With investors’ growing willingness to assume some risk, the U.S. Treasury segment had the weakest performance, while the corporate and asset-backed segments generated the strongest returns. The 6.10% return for the Barclays Capital Municipal Bond Index, a broad measure of the performance of the municipal bond market, evidenced a similar phenomenon. Higher quality municipal bonds underperformed their lower quality counterparts.

In both our equity and fixed income investing, we continue to focus on high quality securities with strong, long-term fundamentals. While this approach may not be in favor every quarter or even every year, we believe that it is the means to competitive returns over the longer term.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munderfunds.com. Thank you for your confidence in the Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

James V. FitzGerald
President and Principal Executive Officer, The Munder Funds
President and Chief Operating Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
21	Notes to Financial Statements

An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munderfunds.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munderfunds.com.

The Fund invests in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. A substantial portion of the Fund’s assets is invested in the financials sector, whose performance can be significantly negatively impacted by economic downturns and changes in government regulation and interest rates. In addition, a substantial portion of the Fund’s assets is invested in real estate-related securities, which are subject to special risks related to property tax rates, property values and borrower defaults. The Fund may also invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2009. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2009, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munderfunds.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

 SECTOR ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2009. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of

ii

dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Robert Crosby, Julie Hollinshead and John Richardson

Although the micro-cap segment of the stock market lagged the broader stock market during the six months ended December 31, 2009, the Fund still posted a strong double-digit return of 23.83%, compared to a 20.30% return for the Russell Microcap® Index and a 23.57% median return for the Lipper universe of small-cap growth funds.

Sector weightings had a slightly negative impact on the Fund’s relative performance for the period compared to its Russell Microcap® Index benchmark, with the positive impact of an underweight in the health care sector and an overweight in the industrials sector offset by the negative effect of an underweight in the consumer discretionary sector and an overweight in the financials sector. In terms of the Fund’s holdings, however, the strong performance of the Fund’s holdings in the financials, health care and energy sectors more than offset relative weakness in the consumer discretionary, information technology and materials sectors.

In the consumer discretionary sector, an overweight of Spartan Motors (0.5% of the Fund) and the lack of a position in Dana Holding were largely responsible for the Fund’s relative weakness in spite of the positive impact on performance of an overweight in FGX International Holdings (1.9% of the Fund). In the information technology sector, an overweight in j2 Global Communications (1.4% of the Fund) and Smith Micro Software (1.5% of the Fund) were the largest detractors from relative returns. An overweight in Zagg (0.8% of the Fund) was the key reason for the Fund’s lagging performance in the materials sector.

Turning to the positive side of the ledger, the Fund’s return in the financials sector was over 34%, compared to a return of just over 6% for the benchmark’s financials sector stocks. The strong outperformance was largely due to overweighted positions in a number of strong-performing stocks. DuPont Fabros Technology (2.0% of the Fund), an industrial real estate investment trust (REIT), contributed over one percentage point to the Fund’s relative performance. A number of other REITs were among the top contributors to relative performance for the six months ended December 31, 2009. These included Associated Estates Realty (1.3% of the Fund), a residential REIT, Medical Properties Trust (1.1% of the Fund), a specialized REIT focusing on the health care sector, and NorthStar Realty Finance (1.6% of the Fund), a mortgage REIT. Other strong performers in the financials sector included Ezcorp (2.3% of the Fund) and Patriot Capital Funding, which was sold from the Fund following the announcement of its merger with Prospect Capital.

The Fund’s strong relative performance in the health care sector was attributable in large part to an overweighted position in SXC Health Solutions (1.9% of the Fund), whose stock price rose by 112% during the six months ended December 31, 2009. Overweighted positions in Atlas Energy (1.2% of the Fund), Mullen Group (1.8% of the

iii

Fund) and Mitcham Industries (1.6% of the Fund) were the key contributors to the Fund’s relative strength in the energy sector.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell Microcap® Index is a capitalization-weighted index that measures the performance of the smallest 1,000 companies in the Russell 2000® Index, plus the next 1,000 smallest companies. The Russell 2000® Index is a capitalization-weighted index that measures the performance of approximately 2,000 of the smallest companies in the Russell 3000® Index, an index representing approximately 98% of the U.S. equity market. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of small-cap growth funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/09	12/31/09	7/1/09-12/31/09	Ratio

Actual
Class Y	$1,000.00	$1,238.31	$10.55	1.87%
Class A	$1,000.00	$1,236.74	$11.95	2.12%
Class B	$1,000.00	$1,232.59	$16.15	2.87%
Class C	$1,000.00	$1,232.59	$16.15	2.87%
Class K	$1,000.00	$1,237.16	$11.95	2.12%
Class R	$1,000.00	$1,235.47	$13.35	2.37%

Hypothetical
Class Y	$1,000.00	$1,015.78	$9.50	1.87%
Class A	$1,000.00	$1,014.52	$10.76	2.12%
Class B	$1,000.00	$1,010.74	$14.55	2.87%
Class C	$1,000.00	$1,010.74	$14.55	2.87%
Class K	$1,000.00	$1,014.52	$10.76	2.12%
Class R	$1,000.00	$1,013.26	$12.03	2.37%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2009 (Unaudited)

Shares		Value(a)

COMMON STOCKS — 97.2%
Consumer Discretionary — 8.6%
Auto Components — 0.5%
100,493	Spartan Motors Inc	$565,776

Hotels, Restaurants & Leisure — 0.5%
197,700	Century Casinos Inc †	531,813

Household Durables — 0.4%
39,500	Deer Consumer Products Inc †	447,140

Internet & Catalog Retail — 0.8%
47,100	PetMed Express Inc	830,373

Leisure Equipment & Products — 1.2%
103,100	Sport Supply Group Inc	1,298,029

Media — 0.5%
26,900	Rentrak Corp †	475,323

Specialty Retail — 1.9%
3,000	America’s Car-Mart Inc †	78,990
31,700	Cato Corp/The, Class A	635,902
26,200	Hibbett Sports Inc †	576,138
19,600	Monro Muffler Brake Inc	655,424

		1,946,454

Textiles, Apparel & Luxury Goods — 2.8%
104,500	FGX International Holdings Ltd †	2,047,155
49,400	True Religion Apparel Inc †	913,406

		2,960,561

Total Consumer Discretionary		9,055,469

Consumer Staples — 1.8%
Food & Staples Retailing — 0.4%
28,556	Spartan Stores Inc	408,065

Food Products — 0.9%
25,200	Diamond Foods Inc	895,608

Household Products — 0.5%
27,500	Orchids Paper Products Co †	550,550

Total Consumer Staples		1,854,223

Energy — 7.0%
Energy Equipment & Services — 5.4%
234,000	Mitcham Industries Inc †	1,724,580
123,400	Mullen Group Ltd	1,929,139

See Notes to Financial Statements.

1

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Energy (Continued)
Energy Equipment & Services (Continued)
84,500	Pason Systems Inc	$941,268
61,900	Willbros Group Inc †	1,044,253

		5,639,240

Oil, Gas & Consumable Fuels — 1.6%
42,287	Atlas Energy Inc	1,275,799
59,400	China Integrated Energy Inc †	418,176

		1,693,975

Total Energy		7,333,215

Financials — 28.2%
Capital Markets — 4.2%
129,600	FBR Capital Markets Corp †	800,928
52,000	Fifth Street Finance Corp	558,480
114,000	Hercules Technology Growth Capital Inc	1,184,460
194,500	JMP Group Inc	1,890,540

		4,434,408

Commercial Banks — 3.0%
27,100	Bank of Marin Bancorp	882,376
54,500	Bank of the Ozarks Inc	1,595,215
50,600	Middleburg Financial Corp	621,368

		3,098,959

Consumer Finance — 3.6%
38,200	Cash America International Inc	1,335,472
143,100	Ezcorp Inc, Class A †	2,462,751

		3,798,223

Diversified Financial Services — 1.0%
79,900	Compass Diversified Holdings	1,019,524

Insurance — 4.8%
121,500	AMERISAFE Inc †	2,183,355
194,600	Meadowbrook Insurance Group Inc	1,440,040
59,801	Tower Group Inc	1,399,941

		5,023,336

Real Estate Investment Trusts (REITs) — 11.3%
70,000	American Capital Agency Corp	1,857,800
124,900	Associated Estates Realty Corp	1,407,623

See Notes to Financial Statements.

2

Shares		Value(a)

Financials (Continued)
Real Estate Investment Trusts (Continued)
70,100	Capstead Mortgage Corp	$956,865
118,000	DuPont Fabros Technology Inc	2,122,820
233,000	Hersha Hospitality Trust	731,620
119,600	Medical Properties Trust Inc	1,196,000
112,500	Monmouth Real Estate Investment Corp, Class A	837,000
490,756	NorthStar Realty Finance Corp	1,683,293
18,900	Pebblebrook Hotel Trust †	415,989
144,000	Resource Capital Corp	708,480

		11,917,490

Real Estate Management & Development — 0.3%
40,800	Kennedy-Wilson Holdings Inc †	365,160

Total Financials		29,657,100

Health Care — 9.9%
Health Care Equipment & Supplies — 1.7%
77,622	Neogen Corp †	1,832,655

Health Care Providers & Services — 5.0%
44,600	Air Methods Corp †	1,499,452
133,400	Health Grades Inc †	572,286
10,000	IPC The Hospitalist Co Inc †	332,500
15,000	Landauer Inc	921,000
14,500	MWI Veterinary Supply Inc †	546,650
78,200	US Physical Therapy Inc †	1,323,926

		5,195,814

Health Care Technology — 1.9%
37,200	SXC Health Solutions Corp †	2,006,940

Life Sciences Tools & Services — 1.3%
168,948	Medtox Scientific Inc †	1,309,347

Total Health Care		10,344,756

Industrials — 24.1%
Aerospace & Defense — 0.2%
6,900	Aerovironment Inc †	200,652

Airlines — 1.0%
146,615	Republic Airways Holdings Inc †	1,083,485

Building Products — 0.7%
37,550	AAON Inc	731,850

See Notes to Financial Statements.

3

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Industrials (Continued)
Commercial Services & Supplies — 4.4%
69,700	ATC Technology Corp/IL †	$1,662,345
115,318	Horizon North Logistics Inc †	181,933
64,700	Standard Parking Corp †	1,027,436
94,020	Team Inc †	1,768,516

		4,640,230

Construction & Engineering — 4.2%
13,100	Michael Baker Corp †	542,340
102,200	MYR Group Inc/Delaware †	1,846,818
69,100	Orion Marine Group Inc †	1,455,246
29,500	Sterling Construction Co Inc †	565,810

		4,410,214

Electrical Equipment — 2.0%
26,400	AZZ Inc †	863,280
26,900	Jinpan International Ltd	1,282,323

		2,145,603

Industrial Conglomerates — 0.6%
20,100	Raven Industries Inc	638,577

Machinery — 4.6%
23,800	Dynamic Materials Corp	477,190
40,000	Middleby Corp †	1,960,800
92,200	Portec Rail Products Inc	987,462
43,300	RBC Bearings Inc †	1,053,489
25,100	SmartHeat Inc †	364,452

		4,843,393

Professional Services — 2.7%
42,400	Barrett Business Services Inc	521,096
21,600	Exponent Inc †	601,344
36,700	VSE Corp	1,654,436

		2,776,876

Road & Rail — 1.9%
23,674	Genesee & Wyoming Inc, Class A †	772,719
38,720	Old Dominion Freight Line Inc †	1,188,704

		1,961,423

See Notes to Financial Statements.

4

Shares		Value(a)

Industrials (Continued)
Trading Companies & Distributors — 1.8%
105,650	Rush Enterprises Inc, Class B †	$1,109,325
70,300	Titan Machinery Inc †	811,262

		1,920,587

Total Industrials		25,352,890

Information Technology — 13.7%
Computers & Peripherals — 1.5%
89,485	Rimage Corp †	1,551,670

Electronic Equipment & Instruments — 1.8%
164,500	TTM Technologies Inc †	1,896,685

Information Technology Services — 1.5%
34,000	Mantech International Corp, Class A †	1,641,520

Internet Software & Services — 2.3%
72,200	j2 Global Communications Inc †	1,469,270
54,800	Liquidity Services Inc †	551,836
158,600	TheStreet.com Inc	380,640

		2,401,746

Semiconductors & Semiconductor Equipment — 2.1%
69,373	Diodes Inc †	1,418,678
18,700	NVE Corp †	772,497

		2,191,175

Software — 4.5%
113,460	Computer Modelling Group Ltd	1,631,628
173,500	Smith Micro Software Inc †	1,585,790
152,100	TeleCommunication Systems Inc, Class A †	1,472,328

		4,689,746

Total Information Technology		14,372,542

Materials — 3.9%
Chemicals — 3.0%
11,600	Balchem Corp	388,716
62,900	Koppers Holdings Inc	1,914,676
220,300	Zagg Inc †	863,576

		3,166,968

See Notes to Financial Statements.

5

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Materials (Continued)
Paper & Forest Products — 0.9%
76,100	Glatfelter	$924,615

Total Materials		4,091,583

TOTAL COMMON STOCKS
(Cost $75,517,311)		102,061,778

LIMITED PARTNERSHIP — 0.3%
(Cost $2,731,560)
Financials — 0.3%
Real Estate Investment Trusts (REITs) — 0.3%
221,000	Kodiak Funding Limited Partnership (b),(c),(d),(e)	353,600

INVESTMENT COMPANY SECURITIES — 2.8%
Financials — 1.6%
Capital Markets — 1.6%
101,288	Main Street Capital Corp	1,632,763

Multi-Sector — 1.2%
Multi-Industry — 1.2%
1,267,026	State Street Institutional Liquid Reserves Fund	1,267,026

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $2,778,318)		2,899,789

TOTAL INVESTMENTS
(Cost $81,027,189)	100.3%	105,315,167
OTHER ASSETS AND LIABILITIES (Net)	(0.3)	(315,574)

NET ASSETS	100.0%	$104,999,593

†	Non-income producing security.

(a)	Unless otherwise indicated, the values of the securities of the Fund were determined based on Level 1 inputs established by Topic 820 (see Notes to Financial Statements, Note 2).

(b)	Security value is determined based on Level 3 inputs established by Topic 820 (see Notes to Financial Statements, Note 2).

(c)	Security valued at fair value as of December 31, 2009, in accordance with guidelines approved by the Board of Trustees (see Notes to Financial Statements, Note 2). At December 31, 2009, this security represents $353,600, 0.3% of net assets.

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

See Notes to Financial Statements.

6

(e)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At December 31, 2009, securities subject to restrictions on resale that have not been deemed to be liquid represent $353,600, 0.3% of net assets.

Security	Acquisition Date	Cost

Kodiak Funding Limited Partnership	12/19/06	$2,731,560

At December 31, 2009, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	90.3%	$94,865,719
Canada	4.9	5,131,108
China	2.0	2,064,951

TOTAL COMMON STOCKS	97.2	102,061,778
LIMITED PARTNERSHIP	0.3	353,600
INVESTMENT COMPANY SECURITIES	2.8	2,899,789

TOTAL INVESTMENTS	100.3	105,315,167
OTHER ASSETS AND LIABILITIES (Net)	(0.3)	(315,574)

NET ASSETS	100.0%	$104,999,593

See Notes to Financial Statements.

7

Munder Micro-Cap Equity Fund

Statement of Assets and Liabilities, December 31, 2009 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$105,315,167
Cash	3,912
Dividends receivable	267,630
Receivable for investment securities sold	264,862
Receivable for Fund shares sold	19,990
Prepaid expenses and other assets	35,125

Total Assets	105,906,686

LIABILITIES:
Payable for investment securities purchased	83,169
Payable for Fund shares redeemed	512,530
Trustees’ fees and expenses payable	119,541
Transfer agency/record keeping fees payable	74,310
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	35,262
Administration fees payable	13,944
Custody fees payable	5,290
Investment advisory fees payable	2,900
Shareholder servicing fees payable — Class K Shares	80
Accrued expenses and other payables	60,067

Total Liabilities	907,093

NET ASSETS	$104,999,593

Investments, at cost	$81,027,189

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(115,282)
Accumulated net realized loss on investments sold	(45,139,554)
Net unrealized appreciation of investments	24,288,011
Paid-in capital	125,966,418

$104,999,593

NET ASSETS:
Class Y Shares	$12,420,075

Class A Shares	$66,351,302

Class B Shares	$9,478,479

Class C Shares	$16,198,139

Class K Shares	$285,396

Class R Shares	$266,202

SHARES OUTSTANDING:
Class Y Shares	531,344

Class A Shares	2,922,616

Class B Shares	462,376

Class C Shares	790,255

Class K Shares	12,563

Class R Shares	11,765

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$23.37

CLASS A SHARES:
Net asset value and redemption price per share	$22.70

Maximum sales charge	5.50%
Maximum offering price per share	$24.02

CLASS B SHARES:
Net asset value and offering price per share*	$20.50

CLASS C SHARES:
Net asset value and offering price per share*	$20.50

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$22.72

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$22.63

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Micro-Cap Equity Fund

Statement of Operations, For the Period Ended December 31, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends(a)	$1,106,184

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	81,962
Class B Shares	48,047
Class C Shares	80,916
Class R Shares	631
Shareholder servicing fees:
Class K Shares	344
Investment advisory fees	516,695
Transfer agency/record keeping fees	205,227
Administration fees	82,776
Trustees’ fees and expenses	39,505
Registration and filing fees	33,884
Printing and mailing fees	32,830
Legal and audit fees	24,031
Custody fees	20,289
Other	13,092

Total Expenses	1,180,229

NET INVESTMENT LOSS	(74,045)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	(694,468)
Foreign currency-related transactions	2,648
Net change in unrealized appreciation/(depreciation) of:
Securities	22,516,861
Foreign currency-related transactions	573

Net realized and unrealized gain on investments	21,825,614

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,751,569

(a)	Net of foreign withholding taxes of $12,123.

See Notes to Financial Statements.

10

Munder Micro-Cap Equity Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009

Net investment income/(loss)	$(74,045)	$1,638,470
Net realized loss from security transactions, options written and foreign currency-related transactions	(691,820)	(41,680,049)
Net change in net unrealized appreciation/(depreciation) of securities, options written and foreign currency-related transactions	22,517,434	(5,918,459)

Net increase/(decrease) in net assets resulting from operations	21,751,569	(45,960,038)
Dividends to shareholders from net investment income:
Class Y Shares	(181,812)	(243,168)
Class A Shares	(920,995)	(1,229,515)
Class B Shares	(107,200)	(96,778)
Class C Shares	(183,296)	(162,578)
Class K Shares	(3,957)	(25,287)
Class R Shares	(3,296)	(2,440)
Distributions to shareholders from net realized gains:
Class Y Shares	—	(2,055,500)
Class A Shares	—	(12,841,136)
Class B Shares	—	(2,066,042)
Class C Shares	—	(3,473,103)
Class K Shares	—	(258,893)
Class R Shares	—	(29,911)
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	(4,677,782)	2,765,103
Class A Shares	(6,868,132)	(18,013,885)
Class B Shares	(1,541,526)	(1,818,223)
Class C Shares	(2,074,990)	(3,727,482)
Class K Shares	(696)	(892,330)
Class R Shares	(44,941)	(242,183)
Short-term trading fees	789	5,888

Net increase/(decrease) in net assets	5,143,735	(90,367,501)
NET ASSETS:
Beginning of period	99,855,858	190,223,359

End of period	$104,999,593	$99,855,858

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$(115,282)	$1,359,319

See Notes to Financial Statements.

11

Munder Micro-Cap Equity Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009

Amount
Class Y Shares:
Sold	$2,273,680	$2,323,957
Issued as reinvestment of dividends and distributions	133,776	2,065,489
Redeemed	(7,085,238)	(1,624,343)

Net increase/(decrease)	$(4,677,782)	$2,765,103

Class A Shares:
Sold*	$5,305,480	$13,948,909
Issued as reinvestment of dividends and distributions	796,340	11,422,722
Redeemed	(12,969,952)	(43,385,516)

Net decrease	$(6,868,132)	$(18,013,885)

Class B Shares:
Sold	$61,936	$385,944
Issued as reinvestment of dividends and distributions	88,122	1,797,846
Redeemed*	(1,691,584)	(4,002,013)

Net decrease	$(1,541,526)	$(1,818,223)

Class C Shares:
Sold	$363,683	$1,321,278
Issued as reinvestment of dividends and distributions	128,851	2,626,049
Redeemed	(2,567,524)	(7,674,809)

Net decrease	$(2,074,990)	$(3,727,482)

Class K Shares:
Sold	$15,540	$179,872
Issued as reinvestment of dividends and distributions	2,537	263,251
Redeemed	(18,773)	(1,335,453)

Net decrease	$(696)	$(892,330)

Class R Shares:
Sold	$35,933	$160,538
Issued as reinvestment of dividends and distributions	2,946	27,071
Redeemed	(83,820)	(429,792)

Net decrease	$(44,941)	$(242,183)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009

Shares
Class Y Shares:
Sold	103,066	132,854
Issued as reinvestment of dividends and distributions	5,688	84,622
Redeemed	(344,954)	(85,672)

Net increase/(decrease)	(236,200)	131,804

Class A Shares:
Sold*	255,551	717,097
Issued as reinvestment of dividends and distributions	34,850	478,395
Redeemed	(614,343)	(2,246,421)

Net decrease	(323,942)	(1,050,929)

Class B Shares:
Sold	3,270	19,493
Issued as reinvestment of dividends and distributions	4,271	82,461
Redeemed*	(88,327)	(230,622)

Net decrease	(80,786)	(128,668)

Class C Shares:
Sold	18,759	68,914
Issued as reinvestment of dividends and distributions	6,246	120,445
Redeemed	(133,810)	(440,111)

Net decrease	(108,805)	(250,752)

Class K Shares:
Sold	750	8,088
Issued as reinvestment of dividends and distributions	111	11,036
Redeemed	(876)	(84,598)

Net decrease	(15)	(65,474)

Class R Shares:
Sold	1,707	8,447
Issued as reinvestment of dividends and distributions	130	1,135
Redeemed	(4,224)	(16,190)

Net decrease	(2,387)	(6,608)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

13

Munder Micro-Cap Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares
	Period Ended		Year	Year	Year	Year		Year
	12/31/09(b)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

Net asset value, beginning of period	$19.15		$29.04	$48.87	$46.37	$42.16		$35.71

Income/(loss) from investment operations:
Net investment income/(loss)	0.02		0.35	0.55	0.46	0.17		0.08
Net realized and unrealized gain/(loss) on investments	4.55		(6.55)	(15.22)	3.38	6.13		6.37

Total from investment operations	4.57		(6.20)	(14.67)	3.84	6.30		6.45

Less distributions:
Dividends from net investment income	(0.35)		(0.37)	(0.42)	(0.32)	(0.25)		—
Distributions from net realized gains	—		(3.32)	(4.74)	(1.02)	(1.85)		—

Total distributions	(0.35)		(3.69)	(5.16)	(1.34)	(2.10)		—

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)

Voluntary contribution from Advisor	—		—	—	—	0.01		—

Net asset value, end of period	$23.37		$19.15	$29.04	$48.87	$46.37		$42.16

Total return(d)	23.83%		(24.07)%	(32.70)%	8.56%	15.39	%(e)	18.06%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$12,420		$14,696	$18,460	$29,355	$30,299		$33,865
Ratio of operating expenses to average net assets	1.87	%(f)	1.87%	1.46%	1.47%	1.40%		1.49%
Ratio of net investment income/(loss) to average net assets	0.22	%(f)	1.79%	1.50%	1.01%	0.39%		0.20%
Portfolio turnover rate	21%		35%	24%	23%	26%		36%
Ratio of operating expenses to average net assets without expense reimbursements	1.87	%(f)	1.87%	1.46%	1.47%	1.40%		1.49%

(a)	Class Y Shares and Class A Shares of the Fund commenced operations on December 26, 1996.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 15.37% for Class Y Shares and 15.12% for Class A Shares.

(f)	Annualized.

See Notes to Financial Statements.

14

A Shares
Period Ended		Year	Year	Year	Year		Year
12/31/09(b)		Ended	Ended	Ended	Ended		Ended
(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

$18.61		$28.32	$47.80	$45.38	$41.30		$35.06

0.00	(c)	0.30	0.41	0.33	0.06		(0.06)

4.41		(6.37)	(14.83)	3.32	6.00		6.30

4.41		(6.07)	(14.42)	3.65	6.06		6.24

(0.32)		(0.32)	(0.32)	(0.21)	(0.14)		—

—		(3.32)	(4.74)	(1.02)	(1.85)		—

(0.32)		(3.64)	(5.06)	(1.23)	(1.99)		—

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)

—		—	—	—	0.01		—

$22.70		$18.61	$28.32	$47.80	$45.38		$41.30

23.67%		(24.24)%	(32.87)%	8.31%	15.14	%(e)	17.77%

$66,351		$60,405	$121,715	$291,503	$393,068		$265,645

2.12	%(f)	2.12%	1.72%	1.72%	1.65%		1.74%

0.03	%(f)	1.52%	1.12%	0.74%	0.13%		(0.16)%
21%		35%	24%	23%	26%		36%

2.12	%(f)	2.12%	1.72%	1.72%	1.65%		1.74%

See Notes to Financial Statements.

15

Munder Micro-Cap Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	B Shares
	Period Ended		Year	Year	Year	Year		Year
	12/31/09(b)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

Net asset value, beginning of period	$16.82		$25.94	$44.30	$42.27	$38.74		$33.14

Income/(loss) from investment operations:
Net investment income/(loss)	(0.07)		0.14	0.13	0.00 (c)	(0.25)		(0.33)
Net realized and unrealized gain/(loss) on investments	3.98		(5.78)	(13.65)	3.05	5.62		5.93

Total from investment operations	3.91		(5.64)	(13.52)	3.05	5.37		5.60

Less distributions:
Dividends from net investment income	(0.23)		(0.16)	(0.10)	—	—		—
Distributions from net realized gains	—		(3.32)	(4.74)	(1.02)	(1.85)		—

Total distributions	(0.23)		(3.48)	(4.84)	(1.02)	(1.85)		—

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)

Voluntary contribution from Advisor	—		—	—	—	0.01		—

Net asset value, end of period	$20.50		$16.82	$25.94	$44.30	$42.27		$38.74

Total return(d)	23.26%		(24.83)%	(33.35)%	7.45%	14.29	%(e)	16.90%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$9,478		$9,137	$17,424	$40,069	$50,718		$60,749
Ratio of operating expenses to average net assets	2.87	%(f)	2.87%	2.47%	2.47%	2.40%		2.49%
Ratio of net investment income/(loss) to average net assets	(0.74	)%(f)	0.78%	0.38%	(0.01)%	(0.61)%		(0.95)%
Portfolio turnover rate	21%		35%	24%	23%	26%		36%
Ratio of operating expenses to average net assets without expense reimbursements	2.87	%(f)	2.87%	2.47%	2.47%	2.40%		2.49%

(a)	Class B Shares and Class C Shares of the Fund commenced operations on February 24, 1997 and March 31, 1997, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 14.26% for Class B Shares and 14.25% for Class C Shares.

(f)	Annualized.

See Notes to Financial Statements.

16

C Shares
Period Ended		Year	Year	Year	Year		Year
12/31/09(b)		Ended	Ended	Ended	Ended		Ended
(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

$16.82		$25.94	$44.31	$42.28	$38.75		$33.15

(0.07)		0.14	0.11	0.00 (c)	(0.25)		(0.33)

3.98		(5.78)	(13.64)	3.05	5.62		5.93

3.91		(5.64)	(13.53)	3.05	5.37		5.60

(0.23)		(0.16)	(0.10)	—	—		—

—		(3.32)	(4.74)	(1.02)	(1.85)		—

(0.23)		(3.48)	(4.84)	(1.02)	(1.85)		—

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)

—		—	—	—	0.01		—

$20.50		$16.82	$25.94	$44.31	$42.28		$38.75

23.26%		(24.83)%	(33.37)%	7.45%	14.28	%(e)	16.89%

$16,198		$15,122	$29,827	$79,373	$101,613		$77,869

2.87	%(f)	2.87%	2.47%	2.47%	2.40%		2.49%

(0.73	)%(f)	0.77%	0.33%	(0.01)%	(0.61)%		(0.92)%
21%		35%	24%	23%	26%		36%

2.87	%(f)	2.87%	2.47%	2.47%	2.40%		2.49%

See Notes to Financial Statements.

17

Munder Micro-Cap Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	K Shares
	Period Ended		Year	Year	Year	Year		Year
	12/31/09(b)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

Net asset value, beginning of period	$18.62		$28.33	$47.80	$45.40	$41.31		$35.07

Income/(loss) from investment operations:
Net investment income/(loss)	0.00	(c)	0.37	0.39	0.34	0.06		(0.06)
Net realized and unrealized gain/(loss) on investments	4.42		(6.44)	(14.80)	3.29	6.01		6.30

Total from investment operations	4.42		(6.07)	(14.41)	3.63	6.07		6.24

Less distributions:
Dividends from net investment income	(0.32)		(0.32)	(0.32)	(0.21)	(0.14)		—
Distributions from net realized gains	—		(3.32)	(4.74)	(1.02)	(1.85)		—

Total distributions	(0.32)		(3.64)	(5.06)	(1.23)	(1.99)		—

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)

Voluntary contribution from Advisor	—		—	—	—	0.01		—

Net asset value, end of period	$22.72		$18.62	$28.33	$47.80	$45.40		$41.31

Total return(d)	23.72%		(24.23)%	(32.85)%	8.28%	15.11	%(e)	17.79%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$285		$234	$2,211	$8,544	$10,309		$9,195
Ratio of operating expenses to average net assets	2.12	%(f)	2.11%	1.72%	1.72%	1.65%		1.74%
Ratio of net investment income/(loss) to average net assets	(0.04	)%(f)	1.80%	1.02%	0.76%	0.14%		(0.15)%
Portfolio turnover rate	21%		35%	24%	23%	26%		36%
Ratio of operating expenses to average net assets without expense reimbursements	2.12	%(f)	2.11%	1.72%	1.72%	1.65%		1.74%

(a)	Class K Shares and R Shares of the Fund commenced operations on December 31, 1996 and July 29, 2004, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 15.09% for Class K Shares and 14.82% for Class R Shares.

(f)	Annualized.

See Notes to Financial Statements.

18

R Shares
Period Ended		Year	Year	Year	Year		Period
12/31/09(b)		Ended	Ended	Ended	Ended		Ended
(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

$18.55		$28.24	$47.68	$45.28	$41.21		$33.58

(0.02)		0.21	0.31	0.22	(0.03)		(0.11)

4.39		(6.32)	(14.79)	3.30	5.97		7.74

4.37		(6.11)	(14.48)	3.52	5.94		7.63

(0.29)		(0.26)	(0.22)	(0.10)	(0.03)		—

—		(3.32)	(4.74)	(1.02)	(1.85)		—

(0.29)		(3.58)	(4.96)	(1.12)	(1.88)		—

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00	(c)

—		—	—	—	0.01		—

$22.63		$18.55	$28.24	$47.68	$45.28		$41.21

23.55%		(24.44)%	(33.05)%	8.02%	14.84	%(e)	22.72%

$266		$262	$586	$1,880	$1,936		$912

2.37	%(f)	2.32%	1.97%	1.97%	1.90%		1.99	%(f)

(0.23	)%(f)	1.04%	0.85%	0.50%	(0.08)%		(0.31	)%(f)
21%		35%	24%	23%	26%		36%

2.37	%(f)	2.32%	1.97%	1.97%	1.90%		1.99	%(f)

See Notes to Financial Statements.

19

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20

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2009 (Unaudited)

1.	Organization

As of December 31, 2009, the Munder Funds consisted of 16 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MST II”). Information presented in these financial statements pertains only to the Munder Micro-Cap Equity Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s investment objective is to provide capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest each without par value.

The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2009, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if

21

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$104,961,567
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	353,600

Total	$105,315,167

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector and industry.

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

	Common	Limited
	Stock —	Partnership —
	Financials	Financials	Total

Balance as of 6/30/2009	$23,589	$291,720	$315,309
Transfer in and/or out of Level 3	—	—	—
Net purchases/(sales)	(23,327)	—	(23,327)
Accrued discounts/(premiums)	—	—	—
Realized gains/(losses)	(2,597,673)	—	(2,597,673)
Change in unrealized appreciation/(depreciation)	2,597,411	61,880	2,659,291

Balance as of 12/31/2009	$—	$353,600	$353,600

Net change in unrealized appreciation/(depreciation) from investments still held at end of period	$—	$61,880	$61,880

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include

23

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains/(losses) from security transactions.

Foreign Currency Spot Contracts: The Fund is subject to foreign currency rate risk in the normal course of pursuing its investment objectives. The Fund may use foreign currency spot contracts in an effort to facilitate transactions in foreign securities or to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Foreign currency spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Options: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write call options on securities it owns to hedge against changes in the value of those securities. When the Fund writes a call option, an amount equal to the premium received is recorded as an asset and an equivalent liability. The amount of the liability is adjusted daily to reflect the current market value of the option. If an option written by the Fund expires on its stipulated expiration date, the Fund realizes a gain equal to the premium received for the option. If the Fund enters into a closing purchase transaction on an option written by it, the Fund realizes a gain or loss equal to the difference between the cost of the closing purchase transaction and the premium received when the call was written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.

There are several risks associated with transactions in options on securities and indices. Significant differences existing between securities and options markets could result in imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, there is the risk the option writer is unable to effect a closing purchase transaction and will be

24

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

unable to sell the underlying security until the option expires or the optioned security is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market value changes for the security during the period. With written call options there is minimal counterparty risk to the Fund since premiums are received at inception of the contract.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2009.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2006.

25

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 1.00% of the value its average daily net assets.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2009, the Advisor earned $82,776 before payment of sub-administration fees and $53,524 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2009, the Fund paid an annual effective rate of 0.1602% for administrative services.

Each Trustee of MST and MST II is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2009, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST or MST II.

26

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) with respect to all classes of shares, except Class Y Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares, provides for payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with its distributor.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $20,872,675 and $35,499,110, respectively, for the period ended December 31, 2009.

At December 31, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $35,313,336, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $11,025,358 and net appreciation for financial reporting purposes was $24,287,978. At December 31, 2009, aggregate cost for financial reporting purposes was $81,027,189.

6.	Revolving Line of Credit

Effective December 9, 2009, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the

27

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes an annual commitment fee equal to 0.15% per annum through December 8, 2010 on the daily amount of the unused commitment. Prior to December 9, 2009, borrowings under the line were limited to the lesser of $75,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest was payable on outstanding borrowings at the higher of (a) the federal funds rate plus 0.50% or (b) the overnight LIBOR rate plus 0.50%, and the annual commitment fee was equal to 0.11% per annum on the daily amount of the unused commitment. During the period ended December 31, 2009, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2009, total commitment fees for the Fund were $795.

7.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2009, permanent differences resulting primarily from foreign currency gains and losses, partnership basis adjustments and distribution redesignations were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net	Accumulated Net
Investment Income	Realized Loss

$90,435	$(90,435)

28

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2009 and June 30, 2008 was as follows:

	Ordinary	Long-term
	Income	Capital Gains	Total

June 30, 2009	$1,759,846	$20,724,505	$22,484,351
June 30, 2008	2,266,234	41,425,696	43,691,930

At June 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed	Post
Ordinary	October	Capital Loss	Unrealized
Income	Loss	Carryover	Appreciation	Total

$1,400,107	$(40,837,164)	$(3,859,638)	$2,019,637	$(41,277,058)

The differences between book and tax distributable earnings were primarily due to wash sales, real estate investment trust basis adjustments, partnership adjustments and deferred trustees’ fees.

As determined at June 30, 2009, the Fund had available for Federal income tax purposes, $3,859,638 of unused capital losses expiring in 2011. These losses were inherited in the February 25, 2005 merger with the Munder Small Company Growth Fund and are subject to limitations.

The Fund utilized capital loss carryforwards during the year ended June 30, 2009 in the amount of $306,966.

Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2008 and June 30, 2009 of $40,837,164.

9.	Subsequent Events

Management has reviewed subsequent events through February 18, 2010, the date for which these financial statements were issued, and determined that no events have occurred that require disclosure.

10.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public

29

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

11.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

30

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31

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

James V. FitzGerald, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PNC Global Investment Servicing
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNMICRO1209

SEMI-ANNUAL REPORT
December 31, 2009

Munder Mid-Cap
Core Growth Fund
Class Y, A, B, C, K & R Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR SHAREHOLDER:

The stock market rally that began in March of 2009 continued through the last half of the calendar year. As a result, most broad stock market indices posted double-digit returns for the six months ended December 31, 2009 and for the year as a whole. This was a welcome relief from the grim double-digit declines that characterized 2008.

For the six months ended December 31, 2009, the broad stock market, measured by the S&P 500® Index, had a return of 22.59%, the result of a 15.61% return in the third quarter and a 6.04% return in the fourth quarter of 2009. Mid-capitalization stocks, measured by the S&P MidCap 400® Index, were the sweet spot of the market and posted a return of 26.65%, besting both the larger-cap S&P 500® Index and the small-cap S&P SmallCap 600® Index. While growth and value stocks had relatively similar returns in the large-cap segment of the market, value stocks had stronger performance in both the small-cap and mid-cap segments.

In the international equity markets, measured by the MSCI EAFE Index (net dividends), a similar rally was evident during 2009. The Index, which reflects the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 22.07% return for the six-month period.

The fixed income markets also had positive returns for the six months ended December 31, 2009, with the Barclays Capital U.S. Aggregate Bond Index, a commonly followed benchmark representing the broad fixed income market, posting a 3.96% return. All segments of the index posted positive returns for the six-month period. With investors’ growing willingness to assume some risk, the U.S. Treasury segment had the weakest performance, while the corporate and asset-backed segments generated the strongest returns. The 6.10% return for the Barclays Capital Municipal Bond Index, a broad measure of the performance of the municipal bond market, evidenced a similar phenomenon. Higher quality municipal bonds underperformed their lower quality counterparts.

In both our equity and fixed income investing, we continue to focus on high quality securities with strong, long-term fundamentals. While this approach may not be in favor every quarter or even every year, we believe that it is the means to competitive returns over the longer term.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munderfunds.com. Thank you for your confidence in the Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

James V. FitzGerald
President and Principal Executive Officer, The Munder Funds
President and Chief Operating Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
21	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munderfunds.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munderfunds.com.

The Fund invests in smaller and medium-sized company stocks, which are more volatile and less liquid than larger, more established company securities. The Fund may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2009. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2009, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munderfunds.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

 SECTOR ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2009. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Tony Dong, Madan Gopal, Brian Matuszak, Andy Mui, George Sanders and Geoffrey Wilson

Most sectors of the stock market posted strong double-digit returns for the six-month period ended December 31, 2009. The mid-cap sector of the market was particularly strong, with the S&P MidCap 400® Index besting both the larger-cap S&P 500® Index and the small-cap S&P SmallCap 600® Index. For the six months ended December 31, 2009, the Fund benefited from this environment and posted a solid return of 22.97%, compared to the 26.65% return of the S&P MidCap 400® Index and the 24.47% median return of the Lipper universe of mid-cap growth funds. Most of the Fund’s relative underperformance compared to its S&P MidCap 400® Index benchmark occurred during the third quarter of 2009, as returns improved over the next three months and the Fund performed in line with its benchmark during the fourth quarter.

The Fund’s relative weakness primarily came from the materials, financials and consumer discretionary sectors. Although absolute returns in all three sectors were strong double-digit figures for the six-month period, they were not as strong as the returns of the S&P MidCap 400® Index in those sectors. Further, the Fund’s relative weakness in these sectors was only partially offset by relative strength in the information technology and telecommunication services sectors.

In the materials sector, overweights in Crown Holdings (1.5% of the Fund) and FMC, which was sold in September, and the lack of a position in Cliffs Natural Resources were major detractors from relative returns. The Fund’s lagging performance in the financials sector was largely due to overweighted positions in TD Ameritrade Holding (1.9% of the Fund) and Axis Capital Holdings (1.4% of the Fund) and the lack of a position in SL Green Realty. These negative factors were only partially offset by the positive impact of an overweight in Lincoln National (1.2% of the Fund) and Digital Realty Trust (1.6% of the Fund).

In the consumer discretionary sector, an overweight in Tupperware Brands (1.2% of the Fund), whose stock price rose by 79% during the six months ended December 31, 2009, was a positive contributor to the Fund’s relative performance. However, overweights in Aaron’s (0.8% of the Fund), Penn National Gaming (0.6% of the Fund) and GameStop (0.8% of the Fund) more than offset that benefit and were primarily responsible for the Fund’s underperformance in the sector.

On a positive note, the Fund performed well on both an absolute and relative basis in the information technology sector, due in large part to overweights in Cognizant Technology Solutions (2.1% of the Fund) and Cree (2.0% of the Fund). The Fund’s returns in the telecommunication services sector were also positive contributors to relative performance, benefiting from overweights in both of its positions in that sector, NII Holdings (0.9% of the Fund) and American Tower (1.5% of the Fund).

iii

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P 500® Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. The S&P MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-capitalization sector of the U.S. stock market. The S&P SmallCap 600® Index is a capitalization-weighted index that measures the performance of the small-capitalization sector of the U.S. stock market. The Russell Midcap® Growth Index is a capitalization-weighted index that measures the performance of Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index includes approximately 800 of the smallest Russell 1000® Index companies (approximately 1,000 of the largest U.S. publicly traded companies). You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of mid-cap growth funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Please note that the expenses shown in the table for the Fund and similar tables for other Funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/09	12/31/09	7/1/09-12/31/09	Ratio

Actual
Class Y	$1,000.00	$1,229.69	$6.01	1.07%
Class A	$1,000.00	$1,228.27	$7.41	1.32%
Class B	$1,000.00	$1,223.78	$11.60	2.07%
Class C	$1,000.00	$1,223.98	$11.60	2.07%
Class K	$1,000.00	$1,228.39	$7.41	1.32%
Class R	$1,000.00	$1,227.22	$8.81	1.57%

Hypothetical
Class Y	$1,000.00	$1,019.81	$5.45	1.07%
Class A	$1,000.00	$1,018.55	$6.72	1.32%
Class B	$1,000.00	$1,014.77	$10.51	2.07%
Class C	$1,000.00	$1,014.77	$10.51	2.07%
Class K	$1,000.00	$1,018.55	$6.72	1.32%
Class R	$1,000.00	$1,017.29	$7.98	1.57%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, December 31, 2009 (Unaudited)

Shares		Value(a)

COMMON STOCKS — 98.4%
Consumer Discretionary — 15.3%
Auto Components — 1.0%
1,174,800	BorgWarner Inc	$39,026,856

Distributors — 3.1%
1,146,800	Genuine Parts Co	43,532,528
3,966,200	LKQ Corp †	77,697,858

		121,230,386

Diversified Consumer Services — 1.7%
691,000	DeVry Inc	39,200,430
346,600	New Oriental Education & Technology Group, ADR †	26,206,426

		65,406,856

Hotels, Restaurants & Leisure — 1.7%
508,100	Chipotle Mexican Grill Inc †	44,794,096
864,000	Penn National Gaming Inc †	23,483,520

		68,277,616

Household Durables — 1.2%
1,007,275	Tupperware Brands Corp	46,908,797

Media — 2.7%
631,337	Discovery Communications Inc, Class A †	19,363,106
963,087	Discovery Communications Inc, Class C †	25,541,067
766,200	Liberty Media Corp — Starz, Series A †	35,360,130
538,500	Morningstar Inc †	26,031,090

		106,295,393

Specialty Retail — 3.4%
1,126,375	Aaron’s Inc	31,234,379
1,517,045	GameStop Corp, Class A †	33,283,967
696,400	Guess? Inc	29,457,720
1,111,950	O’Reilly Automotive Inc †	42,387,534

		136,363,600

Textiles, Apparel & Luxury Goods — 0.5%
265,000	VF Corp	19,408,600

Total Consumer Discretionary		602,918,104

Consumer Staples — 4.5%
Beverages — 1.1%
1,491,100	Central European Distribution Corp †	42,362,151

See Notes to Financial Statements.

1

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Consumer Staples (Continued)
Food Products — 2.2%
1,682,100	Flowers Foods Inc	$39,966,696
726,800	JM Smucker Co/The	44,879,900

		84,846,596

Household Products — 1.2%
814,275	Church & Dwight Co Inc	49,222,924

Total Consumer Staples		176,431,671

Energy — 7.4%
Energy Equipment & Services — 2.6%
598,025	Core Laboratories NV	70,638,713
823,005	Oil States International Inc †	32,335,866

		102,974,579

Oil, Gas & Consumable Fuels — 4.8%
975,425	Arena Resources Inc †	42,060,326
1,790,300	Atlas Energy Inc	54,013,351
2,737,600	Denbury Resources Inc †	40,516,480
1,087,585	Southwestern Energy Co †	52,421,597

		189,011,754

Total Energy		291,986,333

Financials — 16.3%
Capital Markets — 5.2%
762,500	Affiliated Managers Group Inc †	51,354,375
1,318,850	Eaton Vance Corp	40,106,229
965,200	Lazard Ltd, Class A	36,648,644
3,906,509	TD Ameritrade Holding Corp †	75,708,145

		203,817,393

Commercial Banks — 1.0%
604,234	FirstMerit Corp	12,169,273
865,275	Signature Bank/New York NY †	27,602,272

		39,771,545

Insurance — 4.0%
1,892,100	Axis Capital Holdings Ltd	53,754,561
1,942,900	Lincoln National Corp	48,339,352
1,042,600	ProAssurance Corp †	55,998,046

		158,091,959

See Notes to Financial Statements.

2

Shares		Value(a)

Financials (Continued)
Real Estate Investment Trusts (REITs) — 5.2%
3,971,000	Annaly Capital Management Inc	$68,896,850
969,800	Corporate Office Properties Trust SBI MD	35,523,774
1,229,125	Digital Realty Trust Inc	61,800,405
442,550	Essex Property Trust Inc	37,019,308

		203,240,337

Thrifts & Mortgage Finance — 0.9%
2,208,400	People’s United Financial Inc	36,880,280

Total Financials		641,801,514

Health Care — 10.9%
Biotechnology — 1.3%
2,760,725	BioMarin Pharmaceutical Inc †	51,929,237

Health Care Equipment & Supplies — 5.4%
760,750	Haemonetics Corp †	41,955,363
1,089,833	Hologic Inc †	15,802,579
83,400	Intuitive Surgical Inc †	25,296,888
793,600	Masimo Corp †	24,141,312
1,101,000	ResMed Inc †	57,549,270
1,209,487	West Pharmaceutical Services Inc	47,411,890

		212,157,302

Health Care Providers & Services — 3.9%
636,400	Amedisys Inc †	30,903,584
587,200	Catalyst Health Solutions Inc †	21,415,184
573,461	Coventry Health Care Inc †	13,929,368
789,350	DaVita Inc †	46,366,419
578,915	Laboratory Corp of America Holdings †	43,325,998

		155,940,553

Life Sciences Tools & Services — 0.3%
168,925	Techne Corp	11,581,498

Total Health Care		431,608,590

Industrials — 14.1%
Aerospace & Defense — 2.4%
142,207	Elbit Systems Ltd	9,239,189
541,304	ITT Corp	26,924,461

See Notes to Financial Statements.

3

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Industrials (Continued)
Aerospace & Defense (Continued)
377,580	L-3 Communications Holdings Inc	$32,830,581
222,400	Precision Castparts Corp	24,541,840

		93,536,071

Commercial Services & Supplies — 3.6%
2,204,225	Corrections Corp of America †	54,113,724
1,592,900	Ritchie Bros Auctioneers Inc	35,728,747
930,225	Stericycle Inc †	51,320,513

		141,162,984

Construction & Engineering — 0.8%
724,359	URS Corp †	32,248,463

Electrical Equipment — 0.9%
871,710	American Superconductor Corp †	35,652,939

Machinery — 4.3%
440,300	AGCO Corp †	14,239,302
383,100	Eaton Corp	24,372,822
598,100	Flowserve Corp	56,538,393
745,025	Lincoln Electric Holdings Inc	39,829,036
459,250	Valmont Industries Inc	36,028,163

		171,007,716

Professional Services — 1.5%
1,122,950	IHS Inc, Class A †	61,548,889

Road & Rail — 0.6%
669,425	Kansas City Southern †	22,285,158

Total Industrials		557,442,220

Information Technology — 16.2%
Computers & Peripherals — 0.6%
710,300	Teradata Corp †	22,324,729

Electronic Equipment & Instruments — 1.0%
607,331	Itron Inc †	41,037,356

Information Technology Services — 3.2%
1,822,960	Cognizant Technology Solutions Corp, Class A †	82,580,088
941,475	Fiserv Inc †	45,642,708

		128,222,796

See Notes to Financial Statements.

4

Shares		Value(a)

Information Technology (Continued)
Internet Software & Services — 0.6%
939,900	Akamai Technologies Inc †	$23,807,667

Semiconductors & Semiconductor Equipment — 3.3%
1,406,050	Cree Inc †	79,259,039
1,700,400	Microchip Technology Inc	49,413,624

		128,672,663

Software — 7.5%
1,537,075	Check Point Software Technologies †	52,076,101
525,200	Factset Research Systems Inc	34,594,924
1,472,075	McAfee Inc †	59,722,082
1,359,900	MICROS Systems Inc †	42,197,697
1,428,175	Solera Holdings Inc	51,428,582
1,251,150	Sybase Inc †	54,299,910

		294,319,296

Total Information Technology		638,384,507

Materials — 4.8%
Chemicals — 2.3%
975,325	Airgas Inc	46,425,470
1,608,400	Valspar Corp	43,651,976

		90,077,446

Containers & Packaging — 1.5%
2,431,850	Crown Holdings Inc †	62,206,723

Metals & Mining — 1.0%
582,535	Compass Minerals International Inc	39,140,527

Total Materials		191,424,696

Telecommunication Services — 2.4%
Wireless Telecommunication Services — 2.4%
1,399,850	American Tower Corp, Class A †	60,487,518
1,021,750	NII Holdings Inc †	34,310,365

Total Telecommunication Services		94,797,883

Utilities — 6.5%
Electric Utilities — 3.6%
868,300	ITC Holdings Corp	45,229,747
2,275,400	Northeast Utilities	58,682,566
1,844,275	Portland General Electric Co	37,641,653

		141,553,966

See Notes to Financial Statements.

5

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Utilities (Continued)
Gas Utilities — 1.6%
1,409,040	EQT Corp	$61,885,037

Multi-Utilities — 1.3%
2,065,625	NorthWestern Corp (b)	53,747,562

Total Utilities		257,186,565

TOTAL COMMON STOCKS
(Cost $3,369,666,677)		3,883,982,083

INVESTMENT COMPANY SECURITIES — 1.3%
265,060	Midcap SPDR Trust Series 1	34,924,305
17,468,945	State Street Institutional Liquid Reserves Fund	17,468,945

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $43,115,146)		52,393,250

TOTAL INVESTMENTS
(Cost $3,412,781,823)	99.7%	3,936,375,333
OTHER ASSETS AND LIABILITIES (Net)	0.3	13,521,923

NET ASSETS	100.0%	$3,949,897,256

†	Non-income producing security.

(a)	As of December 31, 2009, the values of the securities of the Fund were determined based on Level 1 inputs established by Topic 820 (see Notes to Financial Statements, Note 2).

(b)	Affiliated company security (See Note to Financial Statements, Notes 3 and 6).

ABBREVIATION:
ADR	— American Depositary Receipt

See Notes to Financial Statements.

6

At December 31, 2009, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	90.1%	$3,557,327,551
Bermuda	2.3	90,403,205
Netherlands	1.8	70,638,713
Israel	1.5	61,315,290
Poland	1.1	42,362,151
Canada	0.9	35,728,747
China	0.7	26,206,426

TOTAL COMMON STOCKS	98.4	3,883,982,083
INVESTMENT COMPANY SECURITIES	1.3	52,393,250

TOTAL INVESTMENTS	99.7	3,936,375,333
OTHER ASSETS AND LIABILITIES (Net)	0.3	13,521,923

NET ASSETS	100.0%	$3,949,897,256

See Notes to Financial Statements.

7

Munder Mid-Cap Core Growth Fund

Statement of Assets and Liabilities, December 31, 2009 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies (cost — $3,361,972,305)	$3,882,627,771
Securities of affiliated company (cost — $50,809,518)	53,747,562

Total Investments	3,936,375,333
Cash	731,078
Dividends receivable	7,230,328
Receivable for investment securities sold	23,174,049
Receivable for Fund shares sold	9,232,530
Prepaid expenses and other assets	94,487

Total Assets	3,976,837,805

LIABILITIES:
Payable for Fund shares redeemed	15,249,614
Payable for investment securities purchased	9,322,602
Transfer agency/record keeping fees payable	1,021,289
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	580,720
Administration fees payable	221,435
Trustees’ fees and expenses payable	135,053
Investment advisory fees payable	82,041
Custody fees payable	36,027
Shareholder servicing fees payable — Class K Shares	7,840
Accrued expenses and other payables	283,928

Total Liabilities	26,940,549

NET ASSETS	$3,949,897,256

Investments, at cost	$3,412,781,823

See Notes to Financial Statements.

8

NET ASSETS consist of:
Undistributed net investment income	$2,607,843
Accumulated net realized loss on investments sold	(1,010,758,938)
Net unrealized appreciation of investments	523,593,510
Paid-in capital	4,434,454,841

$3,949,897,256

NET ASSETS:
Class Y Shares	$2,072,830,333

Class A Shares	$1,493,345,795

Class B Shares	$31,922,364

Class C Shares	$246,018,485

Class K Shares	$36,139,921

Class R Shares	$69,640,358

SHARES OUTSTANDING:
Class Y Shares	91,375,384

Class A Shares	67,024,267

Class B Shares	1,528,240

Class C Shares	11,753,529

Class K Shares	1,622,879

Class R Shares	3,153,156

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$22.68

CLASS A SHARES:
Net asset value and redemption price per share	$22.28

Maximum sales charge	5.50%
Maximum offering price per share	$23.58

CLASS B SHARES:
Net asset value and offering price per share*	$20.89

CLASS C SHARES:
Net asset value and offering price per share*	$20.93

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$22.27

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$22.09

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Mid-Cap Core Growth Fund

Statement of Operations, For the Period Ended December 31, 2009 (Unaudited)

INVESTMENT INCOME:
Interest	$35
Dividends on securities of unaffiliated company(a)	24,973,531
Dividends on securities of affiliated company	1,409,161

Total Investment Income	26,382,727

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	1,866,841
Class B Shares	158,086
Class C Shares	1,229,480
Class R Shares	167,750
Shareholder servicing fees:
Class K Shares	46,071
Investment advisory fees	14,168,710
Transfer agency/record keeping fees	4,116,553
Administration fees	1,269,921
Custody fees	214,016
Registration and filing fees	88,100
Legal and audit fees	50,839
Trustees’ fees and expenses	42,006
Other	308,462

Total Expenses	23,726,835

NET INVESTMENT INCOME	2,655,892

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions of unaffiliated companies	30,457,072
Security transactions of affiliated companies	(244,359)
Net change in unrealized appreciation/(depreciation) of securities	730,146,937

Net realized and unrealized gain on investments	760,359,650

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$763,015,542

(a)	Net of foreign withholding taxes of $180,538.

See Notes to Financial Statements.

10

Munder Mid-Cap Core Growth Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009

Net investment income	$2,655,892	$9,260,577
Net realized gain/(loss) from security transactions and foreign currency-related transactions	30,212,713	(839,462,890)
Net change in net unrealized appreciation/(depreciation) of securities	730,146,937	(797,472,455)

Net increase/(decrease) in net assets resulting from operations	763,015,542	(1,627,674,768)
Dividends to shareholders from net investment income:
Class Y Shares	(7,516,294)	—
Class A Shares	(1,719,246)	—
Class K Shares	(41,721)	—
Distributions to shareholders from net realized gains:
Class Y Shares	—	(2,143,657)
Class A Shares	—	(2,055,568)
Class B Shares	—	(52,043)
Class C Shares	—	(412,119)
Class K Shares	—	(57,125)
Class R Shares	—	(81,703)
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	39,242,415	257,546,742
Class A Shares	(174,130,492)	(159,914,658)
Class B Shares	(3,981,473)	(8,572,147)
Class C Shares	(33,810,615)	(78,874,059)
Class K Shares	(5,429,030)	(17,291,945)
Class R Shares	(3,235,298)	7,160,791
Short-term trading fees	8,585	118,914

Net increase/(decrease) in net assets	572,402,373	(1,632,303,345)
NET ASSETS:
Beginning of period	3,377,494,883	5,009,798,228

End of period	$3,949,897,256	$3,377,494,883

Undistributed net investment income	$2,607,843	$9,229,212

See Notes to Financial Statements.

11

Munder Mid-Cap Core Growth Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009

Amount
Class Y Shares:
Sold	$338,027,138	$797,975,898
Issued as reinvestment of dividends and distributions	5,814,170	1,695,349
Proceeds received in merger	—	6,136,854
Redeemed	(304,598,893)	(548,261,359)

Net increase	$39,242,415	$257,546,742

Class A Shares:
Sold*	$149,960,740	$552,709,844
Issued as reinvestment of dividends and distributions	1,481,388	1,694,206
Proceeds received in merger	—	3,718,579
Redeemed	(325,572,620)	(718,037,287)

Net decrease	$(174,130,492)	$(159,914,658)

Class B Shares:
Sold	$299,652	$1,074,462
Issued as reinvestment of distributions	—	39,300
Proceeds received in merger	—	728,228
Redeemed*	(4,281,125)	(10,414,137)

Net decrease	$(3,981,473)	$(8,572,147)

Class C Shares:
Sold	$7,158,747	$28,630,508
Issued as reinvestment of distributions	—	265,803
Proceeds received in merger	—	1,745,499
Redeemed	(40,969,362)	(109,515,869)

Net decrease	$(33,810,615)	$(78,874,059)

Class K Shares:
Sold	$1,274,413	$4,291,058
Issued as reinvestment of dividends and distributions	6,651	9,009
Proceeds received in merger	—	20,545
Redeemed	(6,710,094)	(21,612,557)

Net decrease	$(5,429,030)	$(17,291,945)

Class R Shares:
Sold	$9,418,436	$26,739,138
Issued as reinvestment of distributions	—	73,953
Proceeds received in merger	—	209,421
Redeemed	(12,653,734)	(19,861,721)

Net increase/(decrease)	$(3,235,298)	$7,160,791

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009

Shares
Class Y Shares:
Sold	15,947,600	42,962,979
Issued as reinvestment of dividends and distributions	253,230	104,073
Issued in exchange for proceeds received in merger	—	380,894
Redeemed	(14,308,728)	(28,841,843)

Net increase	1,892,102	14,606,103

Class A Shares:
Sold*	7,355,283	29,596,016
Issued as reinvestment of dividends and distributions	65,694	105,892
Issued in exchange for proceeds received in merger	—	235,168
Redeemed	(15,711,494)	(39,363,205)

Net decrease	(8,290,517)	(9,426,129)

Class B Shares:
Sold	15,361	59,944
Issued as reinvestment of distributions	—	2,603
Issued in exchange for proceeds received in merger	—	48,901
Redeemed*	(222,389)	(620,598)

Net decrease	(207,028)	(509,150)

Class C Shares:
Sold	372,679	1,565,643
Issued as reinvestment of distributions	—	17,568
Issued in exchange for proceeds received in merger	—	116,983
Redeemed	(2,121,854)	(6,390,976)

Net decrease	(1,749,175)	(4,690,782)

Class K Shares:
Sold	63,139	219,742
Issued as reinvestment of dividends and distributions	295	563
Issued in exchange for proceeds received in merger	—	1,300
Redeemed	(320,077)	(1,261,993)

Net decrease	(256,643)	(1,040,388)

Class R Shares:
Sold	466,677	1,442,240
Issued as reinvestment of distributions	—	4,654
Issued in exchange for proceeds received in merger	—	13,346
Redeemed	(618,459)	(1,076,901)

Net increase/(decrease)	(151,782)	383,339

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

13

Munder Mid-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/2009(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)	6/30/05(b)

Net asset value, beginning of period	$18.51		$27.37	$29.85	$24.27	$21.75	$18.55

Income/(loss) from investment operations:
Net investment income/(loss)	0.04		0.10	(0.03)	(0.06)	0.25	(0.03)
Net realized and unrealized gain/(loss) on investments	4.21		(8.93)	(2.01)	5.73	2.44	3.23

Total from investment operations	4.25		(8.83)	(2.04)	5.67	2.69	3.20

Less distributions:
Dividends from net investment income	(0.08)		—	—	(0.09)	(0.17)	—
Distributions from net realized gains	—		(0.03)	(0.44)	—	—	—

Total distributions	(0.08)		(0.03)	(0.44)	(0.09)	(0.17)	—

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$22.68		$18.51	$27.37	$29.85	$24.27	$21.75

Total return(d)	22.97%		(32.26)%	(6.98)%	23.43%	12.41%	17.25%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,072,830		$1,656,032	$2,049,643	$1,366,790	$617,320	$124,264
Ratio of operating expenses to average net assets	1.07	%(e)	1.11%	1.07%	1.07%	1.05%	1.12%
Ratio of net investment income/(loss) to average net assets	0.34	%(e)	0.50%	(0.09)%	(0.25)%	1.04%	(0.13)%
Portfolio turnover rate	21%		65%	56%	46%	60%	45%
Ratio of operating expenses to average net assets without expense reimbursements	1.07	%(e)	1.11%	1.07%	1.07%	1.05%	1.12%

(a)	Class Y Shares and Class A Shares of the Fund commenced operations on June 24, 1998 and July 3, 2000, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount represents less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

14

A Shares
Period Ended		Year	Year	Year	Year	Year
12/31/09(b)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)	6/30/05(b)

$18.16		$26.92	$29.43	$23.95	$21.47	$18.35

0.01		0.04	(0.10)	(0.13)	0.21	(0.08)

4.14		(8.77)	(1.97)	5.65	2.38	3.20

4.15		(8.73)	(2.07)	5.52	2.59	3.12

(0.03)		—	—	(0.04)	(0.11)	—

—		(0.03)	(0.44)	—	—	—

(0.03)		(0.03)	(0.44)	(0.04)	(0.11)	—

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

$22.28		$18.16	$26.92	$29.43	$23.95	$21.47

22.83%		(32.43)%	(7.18)%	23.10%	12.10%	17.00%

$1,493,346		$1,367,350	$2,281,311	$1,874,868	$1,063,027	$197,523

1.32	%(e)	1.35%	1.31%	1.32%	1.29%	1.37%

0.06	%(e)	0.21%	(0.37)%	(0.50)%	0.88%	(0.41)%
21%		65%	56%	46%	60%	45%

1.32	%(e)	1.35%	1.31%	1.32%	1.29%	1.37%

See Notes to Financial Statements.

15

Munder Mid-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	B Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/09(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)	6/30/05(b)

Net asset value, beginning of period	$17.07		$25.50	$28.11	$23.01	$20.68	$17.80

Income/(loss) from investment operations:
Net investment income/(loss)	(0.07)		(0.10)	(0.31)	(0.31)	0.05	(0.21)
Net realized and unrealized gain/(loss) on investments	3.89		(8.30)	(1.86)	5.41	2.28	3.09

Total from investment operations	3.82		(8.40)	(2.17)	5.10	2.33	2.88

Less distributions:
Distributions from net realized gains	—		(0.03)	(0.44)	—	—	—

Total distributions	—		(0.03)	(0.44)	—	—	—

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$20.89		$17.07	$25.50	$28.11	$23.01	$20.68

Total return(d)	22.38%		(32.94)%	(7.88)%	22.16%	11.32%	16.12%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$31,922		$29,614	$57,234	$68,204	$52,218	$23,974
Ratio of operating expenses to average net assets	2.07	%(e)	2.10%	2.06%	2.06%	2.04%	2.12%
Ratio of net investment income/(loss) to average net assets	(0.69	)%(e)	(0.55)%	(1.15)%	(1.25)%	0.20%	(1.12)%
Portfolio turnover rate	21%		65%	56%	46%	60%	45%
Ratio of operating expenses to average net assets without expense reimbursements	2.07	%(e)	2.10%	2.06%	2.06%	2.04%	2.12%

(a)	Class B Shares and Class C Shares (known as Class II Shares prior to October 31, 2003) of the Fund commenced operations on July 5, 2000 and July 14, 2000, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

16

C Shares
Period Ended		Year	Year	Year	Year	Year
12/31/09(b)		Ended	Ended	Ended	Ended	Ended
Unaudited		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)	6/30/05(b)

$17.10		$25.55	$28.17	$23.06	$20.72	$17.84

(0.07)		(0.10)	(0.31)	(0.31)	0.03	(0.22)

3.90		(8.32)	(1.87)	5.42	2.31	3.10

3.83		(8.42)	(2.18)	5.11	2.34	2.88

—		(0.03)	(0.44)	—	—	—

—		(0.03)	(0.44)	—	—	—

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

$20.93		$17.10	$25.55	$28.17	$23.06	$20.72

22.40%		(32.96)%	(7.90)%	22.16%	11.29%	16.14%

$246,018		$230,909	$464,870	$452,983	$266,190	$57,628

2.07	%(e)	2.10%	2.06%	2.06%	2.04%	2.12%

(0.69	)%(e)	(0.55)%	(1.13)%	1.25%	0.14%	(1.15)%
21%		65%	56%	46%	60%	45%

2.07	%(e)	2.10%	2.06%	2.06%	2.04%	2.12%

See Notes to Financial Statements.

17

Munder Mid-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	K Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/2009(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)	6/30/05(b)

Net asset value, beginning of period	$18.15		$26.91	$29.42	$23.94	$21.46	$18.34

Income/(loss) from investment operations:
Net investment income/(loss)	0.01		0.03	(0.12)	(0.13)	0.22	(0.07)
Net realized and unrealized gain/(loss) on investments	4.14		(8.76)	(1.95)	5.65	2.37	3.19

Total from investment operations	4.15		(8.73)	(2.07)	5.52	2.59	3.12

Less distributions:
Dividends from net investment income	(0.03)		—	—	(0.04)	(0.11)	—
Distributions from net realized gains	—		(0.03)	(0.44)	—	—	—

Total distributions	(0.03)		(0.03)	(0.44)	(0.04)	(0.11)	—

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$22.27		$18.15	$26.91	$29.42	$23.94	$21.46

Total return(d)	22.84%		(32.44)%	(7.18)%	23.11%	12.11%	17.01%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$36,140		$34,105	$78,566	$101,567	$111,988	$87,649
Ratio of operating expenses to average net assets	1.32	%(e)	1.35%	1.31%	1.31%	1.28%	1.37%
Ratio of net investment income/(loss) to average net assets	0.06	%(e)	0.17%	(0.40)%	(0.50)%	0.97%	(0.38)%
Portfolio turnover rate	21%		65%	56%	46%	60%	45%
Ratio of operating expenses to average net assets without expense reimbursements	1.32	%(e)	1.35%	1.31%	1.31%	1.28%	1.37%

(a)	Class K Shares and Class R Shares of the Fund commenced operations on December 17, 2002 and July 29, 2004, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount represents less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	Annualized.

(f)	Amount represents less than 0.005%.

See Notes to Financial Statements.

18

R Shares
Period Ended		Year		Year	Year	Year	Period
12/31/2009(b)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/09(b)		6/30/08(b)	6/30/07(b)	6/30/06(b)	6/30/05(b)

$18.00		$26.76		$29.33	$23.89	$21.41	$17.33

(0.02)		0.00	(c)	(0.16)	(0.20)	0.11	(0.12)

4.11		(8.73)		(1.97)	5.64	2.43	4.20

4.09		(8.73)		(2.13)	5.44	2.54	4.08

—		—		—	—	(0.06)	—

—		(0.03)		(0.44)	—	—	—

—		(0.03)		(0.44)	—	(0.06)	—

0.00	(c)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)

$22.09		$18.00		$26.76	$29.33	$23.89	$21.41

22.72%		(32.62)%		(7.41)%	22.77%	11.86%	23.54%

$69,640		$59,485		$78,174	$42,501	$9,357	$1,019

1.57	%(e)	1.60%		1.56%	1.57%	1.55%	1.62	%(e)

(0.18	)%(e)	0.00	%(f)	(0.57)%	(0.75)%	0.45%	(0.63	)%(e)
21%		65%		56%	46%	60%	45%

1.57	%(e)	1.60%		1.56%	1.57%	1.55%	1.62	%(e)

See Notes to Financial Statements.

19

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20

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2009 (Unaudited)

1.	Organization

As of December 31, 2009, the Munder Funds consisted of 16 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MST II”). Information presented in these financial statements pertains only to the Munder Mid-Cap Core Growth Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s investment objective is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2009, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

On March 27, 2009, the Mid-Cap Core Growth Fund acquired all of the assets and assumed all of the liabilities of the Munder Small-Mid Cap Fund (“Small-Mid Cap Fund”), a series of MST, in a tax-free exchange of shares and the subsequent liquidation of the Small-Mid Cap Fund. The Agreement and Plan of Reorganization was approved by the Board of Trustees of MST on February 10, 2009.

Number of shares outstanding of the Small-Mid Cap Fund prior to merger:
Class A	602,985
Class B	121,497
Class C	291,189
Class K	3,333
Class R	34,299
Class Y	986,370

21

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

Number of shares of the Mid-Cap Core Growth Fund issued for shares of the Small-Mid Cap Fund:
Class A	235,168
Class B	48,901
Class C	116,983
Class K	1,300
Class R	13,346
Class Y	380,894
Unrealized depreciation immediately prior to acquisition of all assets and assumption of all liabilities of the Small-Mid Cap Fund	$(3,547,969)

There were no undistributed income or gain amounts unpaid prior to the merger of the Small-Mid Cap Fund.

	Prior to Merger	After Merger

Net assets of Small-Mid Cap Fund
Class A	$3,718,579	$—
Class B	728,228	—
Class C	1,745,499	—
Class K	20,545	—
Class R	209,421	—
Class Y	6,136,854	—
Net assets of the Mid-Cap Core Growth Fund
Class A	$1,200,357,592	$1,204,076,171
Class B	26,930,577	27,658,805
Class C	211,991,270	213,736,769
Class K	31,484,038	31,504,583
Class R	50,600,169	50,809,590
Class Y	1,352,789,886	1,358,926,740

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if

22

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$3,936,375,333
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$3,936,375,333

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector and industry.

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains/(losses) from security transactions.

Foreign Currency Spot Contracts: The Fund is subject to foreign currency rate risk in the normal course of pursuing its investment objectives. The Fund may use foreign currency spot contracts in an effort to facilitate transactions in foreign securities or to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Foreign currency spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or

24

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: Prior to October 30, 2008, a short-term trading fee of 2% was assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s then-current prospectus. The fee, which was retained by the Fund, was accounted for as an addition to paid-in capital. Fees collected (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax

25

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2009.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2006.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% on the first $6 billion of its average daily net assets; 0.70% on the next $2 billion; and 0.65% on average daily net assets exceeding $8 billion. During the period ended December 31, 2009, the Fund paid an annual effective rate of 0.75% for advisory services.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2009, the Advisor earned $1,269,921 before payment of sub-administration fees and $852,491 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2009, the Fund paid an annual effective rate of 0.0672% for administrative services.

Each Trustee of MST and MST II is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any funds, and the obligations of the Munder

26

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2009, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST or MST II.

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) with respect to all classes of shares, except Class Y Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares, provides for payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with its distributor.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short- term investments and U.S. government securities were $774,774,019 and $971,181,701, respectively, for the period ended December 31, 2009.

At December 31, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $638,270,824, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $114,677,314 and net appreciation for financial reporting purposes was $523,593,510. At December 31, 2009, aggregate cost for financial reporting purposes was $3,412,781,823.

27

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

6.	Affiliated Company Securities

The term “affiliated company” includes any company in which the Fund has the power to vote at least 5% of the company’s outstanding voting securities and any company that is under common control with the Fund. At, or during the period ended December 31, 2009, the Fund held the following security of a company that could be deemed to be an affiliated company:

Affiliated	Value at	Purchased		Sold		Value at	Dividend	Realized
Company	6/30/09	Cost	Shares	Proceeds	Shares	12/31/09	Income	Loss

NorthWestern Corporation	$48,725,177	$—	—	$1,913,927	75,200	$53,747,562	$1,409,161	$(244,359)

7.	Revolving Line of Credit

Effective December 9, 2009, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes an annual commitment fee equal to 0.15% per annum through December 8, 2010 on the daily amount of the unused commitment. Prior to December 9, 2009, borrowings under the line were limited to the lesser of $75,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest was payable on outstanding borrowings at the higher of (a) the federal funds rate plus 0.50% or (b) the overnight LIBOR rate plus 0.50%, and the annual commitment fee was equal to 0.11% per annum on the daily amount of the unused commitment. During the period ended December 31, 2009, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2009, total commitment fees for the Fund were $27,461.

8.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

28

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

9.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2009, permanent differences resulting primarily from foreign currency gains and losses, distribution redesignations and security basis and capital loss adjustments related to the merger with Munder Small-Mid Cap Fund were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net	Accumulated Net
Investment Income	Realized Loss	Paid-In Capital

$2,798	$(1,459,230)	$1,456,432

The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2009 and June 30, 2008 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total

June 30, 2009	$244	$4,801,971	$4,802,215
June 30, 2008	—	70,072,276	70,072,276

At June 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed	Post October	Capital Loss	Unused Merger	Unrealized
Ordinary Income	Loss	Carryover	Built in Losses	Depreciation	Total

$9,272,868	$(633,168,763)	$(292,937,569)	$1,927,581	$(323,346,328)	$(1,238,252,211)

The differences between book and tax distributable earnings were primarily due to wash sales and deferred trustees’ fees.

As determined at June 30, 2009, the Fund had available for Federal Income tax purposes $292,937,569 of unused capital losses of which $4,826,472 and $288,111,097 expire in 2016 and 2017, respectively. In addition, $6,267,400 of the losses expiring in 2016 and 2017 may be further limited as these amounts were acquired in the reorganization of the Small-Mid Cap Fund that occurred on March 27, 2009.

29

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year.

The Fund has elected to defer net capital losses arising between November 1, 2008 and June 30, 2009 of $633,168,763.

10.	Subsequent Events

Management has reviewed subsequent events through February 18, 2010, the date for which these financial statements were issued, and determined that no events have occurred that require disclosure.

11.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

30

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31

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

James V. FitzGerald, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PNC Global Investment Servicing
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNMCCG1209

SEMI-ANNUAL REPORT
December 31, 2009

Munder Small-Cap
Value Fund
Class Y, A, B, C, K & R Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR SHAREHOLDER:

The stock market rally that began in March of 2009 continued through the last half of the calendar year. As a result, most broad stock market indices posted double-digit returns for the six months ended December 31, 2009 and for the year as a whole. This was a welcome relief from the grim double-digit declines that characterized 2008.

For the six months ended December 31, 2009, the broad stock market, measured by the S&P 500® Index, had a return of 22.59%, the result of a 15.61% return in the third quarter and a 6.04% return in the fourth quarter of 2009. Mid-capitalization stocks, measured by the S&P MidCap 400® Index, were the sweet spot of the market and posted a return of 26.65%, besting both the larger-cap S&P 500® Index and the small-cap S&P SmallCap 600® Index. While growth and value stocks had relatively similar returns in the large-cap segment of the market, value stocks had stronger performance in both the small-cap and mid-cap segments.

In the international equity markets, measured by the MSCI EAFE Index (net dividends), a similar rally was evident during 2009. The Index, which reflects the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 22.07% return for the six-month period.

The fixed income markets also had positive returns for the six months ended December 31, 2009, with the Barclays Capital U.S. Aggregate Bond Index, a commonly followed benchmark representing the broad fixed income market, posting a 3.96% return. All segments of the index posted positive returns for the six-month period. With investors’ growing willingness to assume some risk, the U.S. Treasury segment had the weakest performance, while the corporate and asset-backed segments generated the strongest returns. The 6.10% return for the Barclays Capital Municipal Bond Index, a broad measure of the performance of the municipal bond market, evidenced a similar phenomenon. Higher quality municipal bonds underperformed their lower quality counterparts.

In both our equity and fixed income investing, we continue to focus on high quality securities with strong, long-term fundamentals. While this approach may not be in favor every quarter or even every year, we believe that it is the means to competitive returns over the longer term.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munderfunds.com. Thank you for your confidence in the Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

James V. FitzGerald
President and Principal Executive Officer, The Munder Funds
President and Chief Operating Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
21	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munderfunds.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munderfunds.com.

The Fund invests in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. Further, value-based investments are subject to the risk that the broad market may not recognize their intrinsic value. A substantial portion of the Fund’s assets is invested in the financials sector, whose performance can be significantly negatively impacted by economic downturns and changes in government regulation and interest rates. In addition, a substantial portion of the Fund’s assets is invested in real estate-related securities, which are subject to special risks related to property tax rates, property values and borrower defaults. The Fund may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2009. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2009, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munderfunds.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

 SECTOR ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2009. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Robert Crosby, Julie Hollinshead and John Richardson

Both the Fund and the small-cap value segment of the stock market represented in the Fund participated in the strong performance of the broad stock market during the six months ended December 31, 2009, but the Fund lagged its Russell 2000® Value Index benchmark. The Fund posted a return of 22.06%, compared to a 27.15% return for the Russell 2000® Value Index, a 23.57% median return for the Lipper universe of small-cap core funds, and a 26.26% median return for the Lipper universe of small-cap value funds. (Lipper includes the Fund in the small-cap core universe.)

While the Fund had strong absolute performance for the last two quarters of the year, its relative performance suffered from weakness in the third quarter of 2009. Relative strength during the fourth quarter, which included the positive impact from the settlement of class action litigation against issuers of former Fund investments, was not enough to offset the third quarter setback. The strong performance of the Fund’s financials sector holdings, which added close to 250 basis points to the Fund’s relative performance, was countered by the relative weakness of the Fund’s holdings in the industrials, materials and information technology sectors.

An overweight in General Cable (1.3% of the Fund) was the largest detractor from the Fund’s relative performance in the industrials sector, followed by overweights in Titan Machinery (0.5% of the Fund), Old Dominion Freight Line (0.9% of the Fund) and Stanley (0.3% of the Fund). In the materials sector, the lack of a position in Domlar, which rose by well over 200% during the six-month period, along with overweights in Koppers Holdings (1.8% of the Fund), Zagg (0.4% of the Fund) and Thompson Creek Metals (0.8% of the Fund) were among the reasons for relative weakness. Overweights in j2 Global Communications (1.4% of the Fund), NeuStar (1.2% of the Fund) and Digital River, which was sold from the Fund in October, held back the Fund’s relative return in the information technology sector.

The Fund’s strong relative performance in the financials sector was largely due to overweighted positions in a number of strong-performing stocks. The position in DuPont Fabros Technology (2.0% of the Fund) added one percentage point to the Fund’s relative performance for the six months ended December 31, 2009. Other top performing stocks in the sector included a number of real estate investment trusts (REITs): Associated Estates Realty (1.2% of the Fund), a residential REIT, BioMed Realty Trust (1.7% of the Fund) and Alexandria Real Estate Equities (0.5% of the Fund), both of which are office REITs, and LaSalle Hotel Properties (0.8% of the Fund), a specialized REIT focusing on full-service hotels and resorts. Other significant contributors to the Fund’s relative strength in the financials sector included Ezcorp (2.5% of the Fund) and Cash America International (1.7% of the Fund), both consumer finance companies.

Holdings in other sectors that had a significant positive impact on the Fund’s relative performance included Atlas Energy (1.3% of the Fund), an oil and gas exploration and production company, SXC Health Solutions (0.5% of the Fund), a pharmacy benefit management firm, as well as two consumer discretionary stocks: FGX International Holdings (2.0% of the Fund), whose acquisition by Essilor International was announced in December, and Tempur-Pedic International (2.2% of the Fund).

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 2000® Value Index is a capitalization-weighted index that measures the performance of those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Index is a capitalization-weighted index that measures the performance of approximately 2,000 of the smallest companies in the Russell 3000® Index, an index representing approximately 98% of the U. S. equity market. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of small-cap core funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. The Lipper small-cap value funds universe data is being provided as supplemental information and the Fund is not a part of that universe. You cannot invest directly in a Lipper universe.

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v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/09	12/31/09	7/1/09-12/31/09	Ratios

Actual
Class Y	$1,000.00	$1,220.55	$7.78	1.39%
Class A	$1,000.00	$1,219.71	$9.29	1.66%
Class B	$1,000.00	$1,214.13	$13.39	2.40%
Class C	$1,000.00	$1,214.99	$13.40	2.40%
Class K	$1,000.00	$1,219.12	$9.23	1.65%
Class R	$1,000.00	$1,217.70	$10.62	1.90%

Hypothetical
Class Y	$1,000.00	$1,018.20	$7.07	1.39%
Class A	$1,000.00	$1,016.84	$8.44	1.66%
Class B	$1,000.00	$1,013.11	$12.18	2.40%
Class C	$1,000.00	$1,013.11	$12.18	2.40%
Class K	$1,000.00	$1,016.89	$8.39	1.65%
Class R	$1,000.00	$1,015.63	$9.65	1.90%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

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Munder Small-Cap Value Fund

Portfolio of Investments, December 31, 2009 (Unaudited)

Shares		Value(a)

COMMON STOCKS — 99.9%
Consumer Discretionary — 14.4%
Auto Components — 0.5%
143,598	Spartan Motors Inc	$808,457

Hotels, Restaurants & Leisure — 2.7%
74,620	Bally Technologies Inc †	3,081,060
40,870	Penn National Gaming Inc †	1,110,846

		4,191,906

Household Durables — 2.8%
142,470	Tempur-Pedic International Inc †	3,366,566
20,000	Tupperware Brands Corp	931,400

		4,297,966

Internet & Catalog Retail — 0.8%
64,800	PetMed Express Inc	1,142,424

Specialty Retail — 3.1%
29,900	Aaron’s Inc	829,127
4,400	America’s Car-Mart Inc †	115,852
43,200	Cato Corp/The, Class A	866,592
36,710	Hibbett Sports Inc †	807,253
35,300	Monro Muffler Brake Inc	1,180,432
59,510	Penske Auto Group Inc †	903,362

		4,702,618

Textiles, Apparel & Luxury Goods — 4.5%
16,690	Deckers Outdoor Corp †	1,697,707
153,320	FGX International Holdings Ltd †	3,003,538
78,690	Wolverine World Wide Inc	2,141,942

		6,843,187

Total Consumer Discretionary		21,986,558

Consumer Staples — 1.6%
Food Products — 1.6%
19,300	Diamond Foods Inc	685,922
77,310	Flowers Foods Inc	1,836,886

Total Consumer Staples		2,522,808

See Notes to Financial Statements.

1

Munder Small-Cap Value Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Energy — 5.5%
Energy Equipment & Services — 2.0%
16,710	Core Laboratories NV	$1,973,785
98,210	Pason Systems Inc	1,093,987

		3,067,772

Oil, Gas & Consumable Fuels — 3.5%
32,690	Arena Resources Inc †	1,409,593
63,527	Atlas Energy Inc	1,916,610
176,400	Mariner Energy Inc †	2,048,004

		5,374,207

Total Energy		8,441,979

Financials — 32.9%
Capital Markets — 2.2%
11,680	Affiliated Managers Group Inc †	786,648
134,700	FBR Capital Markets Corp †	832,446
164,600	Hercules Technology Growth Capital Inc	1,710,194

		3,329,288

Commercial Banks — 7.7%
27,000	Bank of Marin Bancorp	879,120
94,390	Bank of the Ozarks Inc	2,762,795
37,200	Columbia Banking System Inc	601,896
30,490	Glacier Bancorp Inc	418,323
20,700	Hancock Holding Co	906,453
16,400	Iberiabank Corp	882,484
73,800	Middleburg Financial Corp	906,264
50,200	Prosperity Bancshares Inc	2,031,594
152,733	Smithtown Bancorp Inc	908,761
27,900	Westamerica Bancorporation	1,544,823

		11,842,513

Consumer Finance — 4.2%
73,500	Cash America International Inc	2,569,560
221,517	Ezcorp Inc, Class A †	3,812,308

		6,381,868

Diversified Financial Services — 1.6%
53,300	Portfolio Recovery Associates Inc †	2,392,104

See Notes to Financial Statements.

2

Shares		Value(a)

Financials (Continued)
Insurance — 4.7%
60,500	AMERISAFE Inc †	$1,087,185
60,000	Amtrust Financial Services Inc	709,200
35,230	Delphi Financial Group Inc, Class A	788,095
312,240	Meadowbrook Insurance Group Inc	2,310,576
101,060	Tower Group Inc	2,365,815

		7,260,871

Real Estate Investment Trusts (REITs) — 12.5%
12,400	Alexandria Real Estate Equities Inc	797,196
159,000	Associated Estates Realty Corp	1,791,930
169,280	BioMed Realty Trust Inc	2,671,238
98,720	Capstead Mortgage Corp	1,347,528
49,270	Corporate Office Properties Trust SBI MD	1,804,760
170,460	DuPont Fabros Technology Inc	3,066,575
73,380	Hatteras Financial Corp	2,051,705
56,250	LaSalle Hotel Properties	1,194,188
693,390	NorthStar Realty Finance Corp	2,378,328
145,700	Redwood Trust Inc	2,106,822

		19,210,270

Total Financials		50,416,914

Health Care — 3.7%
Health Care Equipment & Supplies — 2.0%
26,500	Haemonetics Corp †	1,461,475
38,450	West Pharmaceutical Services Inc	1,507,240

		2,968,715

Health Care Technology — 0.5%
14,500	SXC Health Solutions Corp †	782,275

Life Sciences Tools & Services — 1.2%
27,040	Techne Corp	1,853,862

Total Health Care		5,604,852

Industrials — 17.5%
Aerospace & Defense — 1.2%
18,700	American Science & Engineering Inc	1,418,208
18,300	Stanley Inc †	501,603

		1,919,811

See Notes to Financial Statements.

3

Munder Small-Cap Value Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Industrials (Continued)
Airlines — 1.0%
215,360	Republic Airways Holdings Inc †	$1,591,510

Commercial Services & Supplies — 2.0%
18,576	ATC Technology Corp/IL †	443,038
123,800	Interface Inc, Class A	1,028,778
82,000	Team Inc †	1,542,420

		3,014,236

Construction & Engineering — 3.2%
168,100	MasTec Inc †	2,101,250
46,400	MYR Group Inc/Delaware †	838,912
79,100	Orion Marine Group Inc †	1,665,846
14,517	Sterling Construction Co Inc †	278,436

		4,884,444

Electrical Equipment — 3.3%
25,620	AZZ Inc †	837,774
66,045	General Cable Corp †	1,943,044
32,600	Jinpan International Ltd	1,554,042
12,700	Regal-Beloit Corp	659,638

		4,994,498

Machinery — 3.1%
31,540	Kaydon Corp	1,127,870
34,190	Middleby Corp †	1,675,994
50,545	RBC Bearings Inc †	1,229,760
9,290	Valmont Industries Inc	728,801

		4,762,425

Marine — 1.0%
44,800	Kirby Corp †	1,560,384

Road & Rail — 1.4%
21,395	Landstar System Inc	829,484
42,770	Old Dominion Freight Line Inc †	1,313,039

		2,142,523

See Notes to Financial Statements.

4

Shares		Value(a)

Industrials (Continued)
Trading Companies & Distributors — 1.3%
108,873	Rush Enterprises Inc, Class B †	$1,143,166
72,400	Titan Machinery Inc †	835,496

		1,978,662

Total Industrials		26,848,493

Information Technology — 15.8%
Communications Equipment — 1.7%
76,580	Comtech Telecommunications Corp †	2,684,129

Electronic Equipment & Instruments — 2.2%
15,380	Anixter International Inc †	724,398
236,110	TTM Technologies Inc †	2,722,348

		3,446,746

Information Technology Services — 5.9%
40,400	Broadridge Financial Solutions Inc	911,424
53,500	Mantech International Corp, Class A †	2,582,980
19,800	MAXIMUS Inc	990,000
78,580	NeuStar Inc, Class A †	1,810,483
68,500	Telvent GIT SA	2,670,130

		8,965,017

Internet Software & Services — 1.9%
41,408	DealerTrack Holdings Inc †	778,056
102,900	j2 Global Communications Inc †	2,094,015

		2,872,071

Semiconductors & Semiconductor Equipment — 1.6%
85,792	Diodes Inc †	1,754,447
15,100	NVE Corp †	623,781

		2,378,228

Software — 2.5%
76,200	Computer Modelling Group Ltd	1,095,805
29,800	MICROS Systems Inc †	924,694
189,261	TeleCommunication Systems Inc, Class A †	1,832,047

		3,852,546

Total Information Technology		24,198,737

See Notes to Financial Statements.

5

Munder Small-Cap Value Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Materials — 4.7%
Chemicals — 2.2%
90,800	Koppers Holdings Inc	$2,763,952
145,200	Zagg Inc †	569,184

		3,333,136

Metals & Mining — 1.6%
27,250	Reliance Steel & Aluminum Co	1,177,745
101,200	Thompson Creek Metals Co Inc †	1,186,064

		2,363,809

Paper & Forest Products — 0.9%
57,100	Glatfelter	693,765
29,900	Stella-Jones Inc	736,172

		1,429,937

Total Materials		7,126,882

Telecommunication Services — 1.1%
Wireless Telecommunication Services — 1.1%
97,686	NTELOS Holdings Corp	1,740,765

Utilities — 2.7%
Electric Utilities — 0.3%
18,400	Cleco Corp	502,871

Gas Utilities — 2.4%
48,589	New Jersey Resources Corp	1,817,228
47,760	South Jersey Industries Inc	1,823,477

		3,640,705

Total Utilities		4,143,576

TOTAL COMMON STOCKS
(Cost $130,549,070)		153,031,564

INVESTMENT COMPANY SECURITY — 1.3%
(Cost $1,932,776)
1,932,776	State Street Institutional Liquid Reserves Fund	1,932,776

TOTAL INVESTMENTS
(Cost $132,481,846)	101.2%	154,964,340
OTHER ASSETS AND LIABILITIES (Net)	(1.2)	(1,787,956)

NET ASSETS	100.0%	$153,176,384

See Notes to Financial Statements.

6

†	Non-income producing security.

(a)	As of December 31, 2009, the values of the securities of the Fund were determined based on Level 1 inputs established by Topic 820 (see Notes to Financial Statements, Note 2).

At December 31, 2009, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	93.2%	$142,721,578
Canada	2.7	4,112,028
Spain	1.7	2,670,130
Netherlands	1.3	1,973,786
China	1.0	1,554,042

TOTAL COMMON STOCKS	99.9	153,031,564
INVESTMENT COMPANY SECURITY	1.3	1,932,776

TOTAL INVESTMENTS	101.2	154,964,340
OTHER ASSETS AND LIABILITIES (Net)	(1.2)	(1,787,956)

NET ASSETS	100.0%	$153,176,384

See Notes to Financial Statements.

7

Munder Small-Cap Value Fund

Statement of Assets and Liabilities, December 31, 2009 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$154,964,340
Cash	6,120
Dividends receivable	360,924
Receivable for Fund shares sold	181,926
Prepaid expenses and other assets	42,439

Total Assets	155,555,749

LIABILITIES:
Payable for investment securities purchased	378,822
Payable for Fund shares redeemed	1,655,578
Transfer agency/record keeping fees payable	107,699
Trustees’ fees and expenses payable	92,149
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	47,997
Administration fees payable	19,317
Custody fees payable	4,744
Investment advisory fees payable	3,182
Shareholder servicing fees payable — Class K Shares	1,884
Accrued expenses and other payables	67,993

Total Liabilities	2,379,365

NET ASSETS	$153,176,384

Investments, at cost	$132,481,846

See Notes to Financial Statements.

8

NET ASSETS consist of:
Undistributed net investment income	$127,940
Accumulated net realized loss on investments sold	(154,472,509)
Net unrealized appreciation of investments	22,482,590
Paid-in capital	285,038,363

$153,176,384

NET ASSETS:
Class Y Shares	$38,468,149

Class A Shares	$65,452,949

Class B Shares	$11,184,354

Class C Shares	$28,806,797

Class K Shares	$8,239,029

Class R Shares	$1,025,106

SHARES OUTSTANDING:
Class Y Shares	2,413,119

Class A Shares	4,139,201

Class B Shares	743,894

Class C Shares	1,923,515

Class K Shares	521,749

Class R Shares	65,095

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$15.94

CLASS A SHARES:
Net asset value and redemption price per share	$15.81

Maximum sales charge	5.50%
Maximum offering price per share	$16.73

CLASS B SHARES:
Net asset value and offering price per share	$15.03

CLASS C SHARES:
Net asset value and offering price per share	$14.98

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$15.79

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$15.75

See Notes to Financial Statements.

9

Munder Small-Cap Value Fund

Statement of Operations, For the Period Ended December 31, 2009 (Unaudited)

INVESTMENT INCOME:
Interest	$6
Dividends(a)	1,617,539

Total Investment Income	1,617,545

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	89,257
Class B Shares	57,443
Class C Shares	148,152
Class R Shares	2,897
Shareholder servicing fees:
Class K Shares	11,155
Investment advisory fees	608,691
Transfer agency/record keeping fees	227,939
Administration fees	121,786
Registration and filing fees	38,065
Trustees’ fees and expenses	35,089
Custody fees	28,612
Legal and audit fees	24,556
Other	52,577

Total Expenses	1,446,219

NET INVESTMENT INCOME	171,326

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	(1,708,207)
Foreign currency-related transactions	262
Net change in unrealized appreciation/(depreciation) of:
Securities	34,589,092
Foreign currency-related transactions	755

Net realized and unrealized gain on investments	32,881,902

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,053,228

(a)	Net of foreign withholding taxes of $9,425.

See Notes to Financial Statements.

10

Munder Small-Cap Value Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009

Net investment income	$171,326	$3,073,688
Net realized loss from security transactions, options written and foreign currency-related transactions	(1,707,945)	(154,759,965)
Net change in net unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	34,589,847	7,593,726

Net increase/(decrease) in net assets resulting from operations	33,053,228	(144,092,551)
Dividends to shareholders from net investment income:
Class Y Shares	(922,472)	(1,653,254)
Class A Shares	(1,395,207)	(1,767,930)
Class B Shares	(163,796)	(178,250)
Class C Shares	(423,644)	(486,890)
Class K Shares	(177,733)	(285,415)
Class R Shares	(21,017)	(21,906)
Distributions to shareholders from net realized gains:
Class Y Shares	—	(4,765,186)
Class A Shares	—	(5,620,351)
Class B Shares	—	(820,553)
Class C Shares	—	(2,241,340)
Class K Shares	—	(907,376)
Class R Shares	—	(77,639)
Net decrease in net assets from Fund share transactions:
Class Y Shares	(31,468,266)	(114,155,358)
Class A Shares	(17,563,824)	(46,603,955)
Class B Shares	(1,981,603)	(3,942,144)
Class C Shares	(4,671,773)	(15,368,792)
Class K Shares	(2,562,657)	(7,455,552)
Class R Shares	(297,404)	(567,181)
Short-term trading fees	5,070	21,636

Net decrease in net assets	(28,591,098)	(350,989,987)
NET ASSETS:
Beginning of period	181,767,482	532,757,469

End of period	$153,176,384	$181,767,482

Undistributed net investment income	$127,940	$3,060,483

See Notes to Financial Statements.

11

Munder Small-Cap Value Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009

Amount
Class Y Shares:
Sold	$8,682,684	$19,652,637
Issued as reinvestment of dividends and distributions	802,245	6,038,404
Redeemed	(40,953,195)	(139,846,399)

Net decrease	$(31,468,266)	$(114,155,358)

Class A Shares:
Sold*	$5,359,568	$28,811,329
Issued as reinvestment of dividends and distributions	1,075,356	5,568,750
Redeemed	(23,998,748)	(80,984,034)

Net decrease	$(17,563,824)	$(46,603,955)

Class B Shares:
Sold	$186,649	$488,848
Issued as reinvestment of dividends and distributions	123,154	743,306
Redeemed*	(2,291,406)	(5,174,298)

Net decrease	$(1,981,603)	$(3,942,144)

Class C Shares:
Sold	$512,758	$1,924,130
Issued as reinvestment of dividends and distributions	272,253	1,736,608
Redeemed	(5,456,784)	(19,029,530)

Net decrease	$(4,671,773)	$(15,368,792)

Class K Shares:
Sold	$214,300	$3,133,245
Issued as reinvestment of dividends and distributions	47,663	297,225
Redeemed	(2,824,620)	(10,886,022)

Net decrease	$(2,562,657)	$(7,455,552)

Class R Shares:
Sold	$102,483	$680,665
Issued as reinvestment of dividends and distributions	8,413	60,994
Redeemed	(408,300)	(1,308,840)

Net decrease	$(297,404)	$(567,181)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009

Shares
Class Y Shares:
Sold	569,659	1,468,039
Issued as reinvestment of dividends and distributions	49,829	329,248
Redeemed	(2,829,239)	(8,448,304)

Net decrease	(2,209,751)	(6,651,017)

Class A Shares:
Sold*	356,197	2,202,149
Issued as reinvestment of dividends and distributions	67,336	305,807
Redeemed	(1,595,852)	(5,825,085)

Net decrease	(1,172,319)	(3,317,129)

Class B Shares:
Sold	12,722	34,745
Issued as reinvestment of dividends and distributions	8,113	42,817
Redeemed*	(161,781)	(397,121)

Net decrease	(140,946)	(319,559)

Class C Shares:
Sold	36,144	140,851
Issued as reinvestment of dividends and distributions	17,994	100,440
Redeemed	(385,169)	(1,425,693)

Net decrease	(331,031)	(1,184,402)

Class K Shares:
Sold	14,507	235,128
Issued as reinvestment of dividends and distributions	2,988	16,349
Redeemed	(191,449)	(854,972)

Net decrease	(173,954)	(603,495)

Class R Shares:
Sold	6,938	52,480
Issued as reinvestment of dividends and distributions	529	3,362
Redeemed	(27,173)	(98,932)

Net decrease	(19,706)	(43,090)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

13

Munder Small-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares
	Period Ended		Year	Year	Year	Year		Year
	12/31/09(b)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

Net asset value, beginning of period	$13.37		$20.78	$31.11	$29.45	$26.69		$23.27

Income/(loss) from investment operations:
Net investment income	0.04		0.21	0.37	0.36	0.32		0.26
Net realized and unrealized gain/(loss) on investments	2.91		(6.64)	(8.11)	2.33	3.45		3.83

Total from investment operations	2.95		(6.43)	(7.74)	2.69	3.77		4.09

Less distributions:
Dividends from net investment income	(0.38)		(0.25)	(0.39)	(0.29)	(0.24)		(0.18)
Distributions from net realized gains	—		(0.73)	(2.20)	(0.74)	(0.77)		(0.49)

Total distributions	(0.38)		(0.98)	(2.59)	(1.03)	(1.01)		(0.67)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)

Voluntary contribution from Advisor	—		—	—	—	0.00	(c)	—

Net asset value, end of period	$15.94		$13.37	$20.78	$31.11	$29.45		$26.69

Total return(e)	22.06%		(32.19)%	(26.50)%	9.54%	14.41	%(d)	17.93%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$38,468		$61,792	$234,313	$359,595	$371,799		$332,125
Ratio of operating expenses to average net assets	1.39	%(f)	1.42%	1.08%	1.11%	1.09%		1.08%
Ratio of net investment income to average net assets	0.58	%(f)	1.47%	1.45%	1.23%	1.13%		1.04%
Portfolio turnover rate	33%		64%	32%	29%	36%		26%
Ratio of operating expenses to average net assets without expense waivers	1.39	%(f)	1.42%	1.08%	1.11%	1.09%		1.08%

(a)	Class Y Shares and Class A Shares of the Fund commenced operations on December 26, 1996 and January 10, 1997, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	The voluntary contribution from the Advisor had no impact on total return.

(e)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(f)	Annualized.

See Notes to Financial Statements.

14

A Shares
Period Ended		Year	Year	Year	Year		Year
12/31/09(b)		Ended	Ended	Ended	Ended		Ended
(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

$13.24		$20.62	$30.89	$29.25	$26.52		$23.12

0.03		0.19	0.28	0.28	0.25		0.20

2.88		(6.61)	(8.03)	2.32	3.42		3.80

2.91		(6.42)	(7.75)	2.60	3.67		4.00

(0.34)		(0.23)	(0.32)	(0.22)	(0.17)		(0.11)

—		(0.73)	(2.20)	(0.74)	(0.77)		(0.49)

(0.34)		(0.96)	(2.52)	(0.96)	(0.94)		(0.60)

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)

—		—	—	—	0.00	(c)	—

$15.81		$13.24	$20.62	$30.89	$29.25		$26.52

21.97%		(32.39)%	(26.68)%	9.26%	14.10	%(d)	17.67%

$65,453		$70,348	$177,964	$421,762	$522,111		$406,154

1.66	%(f)	1.67%	1.34%	1.36%	1.34%		1.33%

0.34	%(f)	1.33%	1.09%	0.98%	0.88%		0.78%
33%		64%	32%	29%	36%		26%

1.66	%(f)	1.67%	1.34%	1.36%	1.34%		1.33%

See Notes to Financial Statements.

15

Munder Small-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	B Shares
	Period Ended		Year	Year	Year	Year		Year
	12/31/09(b)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

Net asset value, beginning of period	$12.56		$19.67	$29.57	$28.09	$25.60		$22.41

Income/(loss) from investment operations:
Net investment income/(loss)	(0.03)		0.08	0.09	0.06	0.04		0.01
Net realized and unrealized gain/(loss) on investments	2.72		(6.30)	(7.68)	2.22	3.30		3.67

Total from investment operations	2.69		(6.22)	(7.59)	2.28	3.34		3.68

Less distributions:
Dividends from net investment income	(0.22)		(0.16)	(0.11)	(0.06)	(0.08)		—
Distributions from net realized gains	—		(0.73)	(2.20)	(0.74)	(0.77)		(0.49)

Total distributions	(0.22)		(0.89)	(2.31)	(0.80)	(0.85)		(0.49)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)

Voluntary contribution from Advisor	—		—	—	—	0.00	(c)	—

Net asset value, end of period	$15.03		$12.56	$19.67	$29.57	$28.09		$25.60

Total return(e)	21.41%		(32.86)%	(27.22)%	8.42%	13.30	%(d)	16.76%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$11,184		$11,110	$23,691	$48,545	$59,410		$70,013
Ratio of operating expenses to average net assets	2.40	%(f)	2.42%	2.09%	2.11%	2.09%		2.08%
Ratio of net investment income/(loss) to average net assets	(0.39	)%(f)	0.58%	0.37%	0.22%	0.13%		0.05%
Portfolio turnover rate	33%		64%	32%	29%	36%		26%
Ratio of operating expenses to average net assets without expense reimbursements	2.40	%(f)	2.42%	2.09%	2.11%	2.09%		2.08%

(a)	Class B Shares and Class C Shares of the Fund commenced operations on February 11, 1997 and January 13, 1997, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	The voluntary contribution from the Advisor had no impact on total return.

(e)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(f)	Annualized.

See Notes to Financial Statements.

16

C Shares
Period Ended		Year	Year	Year	Year		Year
12/31/09(b)		Ended	Ended	Ended	Ended		Ended
(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

$12.51		$19.60	$29.47	$28.00	$25.53		$22.34

(0.03)		0.08	0.08	0.06	0.04		0.01

2.72		(6.28)	(7.64)	2.21	3.28		3.67

2.69		(6.20)	(7.56)	2.27	3.32		3.68

(0.22)		(0.16)	(0.11)	(0.06)	(0.08)		—

—		(0.73)	(2.20)	(0.74)	(0.77)		(0.49)

(0.22)		(0.89)	(2.31)	(0.80)	(0.85)		(0.49)

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)

—		—	—	—	0.00	(c)	—

$14.98		$12.51	$19.60	$29.47	$28.00		$25.53

21.50%		(32.87)%	(27.21)%	8.45%	13.26	%(d)	16.76%

$28,807		$28,199	$67,399	$165,732	$198,336		$177,709

2.40	%(f)	2.42%	2.09%	2.11%	2.09%		2.08%

(0.40	)%(f)	0.57%	0.32%	0.22%	0.13%		0.04%
33%		64%	32%	29%	36%		26%

2.40	%(f)	2.42%	2.09%	2.11%	2.09%		2.08%

See Notes to Financial Statements.

17

Munder Small-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	K Shares
	Period Ended		Year	Year	Year	Year		Year
	12/31/09(b)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

Net asset value, beginning of period	$13.23		$20.60	$30.85	$29.22	$26.49		$23.10

Income/(loss) from investment operations:
Net investment income	0.03		0.19	0.29	0.29	0.25		0.19
Net realized and unrealized gain/(loss) on investments	2.87		(6.60)	(8.02)	2.30	3.42		3.80

Total from investment operations	2.90		(6.41)	(7.73)	2.59	3.67		3.99

Less distributions:
Dividends from net investment income	(0.34)		(0.23)	(0.32)	(0.22)	(0.17)		(0.11)
Distributions from net realized gains	—		(0.73)	(2.20)	(0.74)	(0.77)		(0.49)

Total distributions	(0.34)		(0.96)	(2.52)	(0.96)	(0.94)		(0.60)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)

Voluntary contribution from Advisor	—		—	—	—	0.00	(c)	—

Net asset value, end of period	$15.79		$13.23	$20.60	$30.85	$29.22		$26.49

Total return(e)	21.91%		(32.36)%	(26.65)%	9.24%	14.12	%(d)	17.64%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8,239		$9,202	$26,762	$44,558	$59,622		$58,248
Ratio of operating expenses to average net assets	1.65	%(f)	1.67%	1.34%	1.36%	1.34%		1.33%
Ratio of net investment income to average net assets	0.35	%(f)	1.35%	1.16%	0.98%	0.88%		0.80%
Portfolio turnover rate	33%		64%	32%	29%	36%		26%
Ratio of operating expenses to average net assets without expense reimbursements	1.65	%(f)	1.67%	1.34%	1.36%	1.34%		1.33%

(a)	Class K Shares and Class R Shares of the Fund commenced operations on December 31, 1996 and July 29, 2004, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	The voluntary contribution from the Advisor had no impact on total return.

(e)	Total return represents aggregate total return for the period indicated.

(f)	Annualized.

See Notes to Financial Statements.

18

R Shares
Period Ended		Year	Year	Year	Year		Period
12/31/09(b)		Ended	Ended	Ended	Ended		Ended
(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

$13.18		$20.54	$30.77	$29.15	$26.44		$22.52

0.01		0.15	0.24	0.21	0.18		0.09

2.86		(6.57)	(8.02)	2.30	3.41		4.44

2.87		(6.42)	(7.78)	2.51	3.59		4.53

(0.30)		(0.21)	(0.25)	(0.15)	(0.11)		(0.12)

—		(0.73)	(2.20)	(0.74)	(0.77)		(0.49)

(0.30)		(0.94)	(2.45)	(0.89)	(0.88)		(0.61)

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	(0.00	)(c)

—		—	—	—	0.00	(c)	—

$15.75		$13.18	$20.54	$30.77	$29.15		$26.44

21.77%		(32.50)%	(26.85)%	8.95%	13.83	%(d)	20.48%

$1,025		$1,117	$2,627	$6,398	$8,708		$5,069

1.90	%(f)	1.93%	1.59%	1.61%	1.60%		1.75	%(f)

0.10	%(f)	1.11%	0.94%	0.74%	0.65%		0.37	%(f)
33%		64%	32%	29%	36%		26%

1.90	%(f)	1.93%	1.59%	1.61%	1.60%		1.75	%(f)

See Notes to Financial Statements.

19

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20

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2009 (Unaudited)

1.	Organization

As of December 31, 2009, the Munder Funds consisted of 16 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MST II”). Information presented in these financial statements pertains only to the Munder Small-Cap Value Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s investment objective is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2009, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if

21

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$154,964,340
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$154,964,340

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector and industry.

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains/(losses) from security transactions.

Foreign Currency Spot Contracts: The Fund is subject to foreign currency rate risk in the normal course of pursuing its investment objectives. The Fund may use foreign currency spot contracts in an effort to facilitate transactions in foreign securities or to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Foreign currency spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or

23

Munder Small-Cap Value Fund
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Options: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write call options on securities it owns to hedge against changes in the value of those securities. When the Fund writes a call option, an amount equal to the premium received is recorded as an asset and an equivalent liability. The amount of the liability is adjusted daily to reflect the current market value of the option. If an option written by the Fund expires on its stipulated expiration date, the Fund realizes a gain equal to the premium received for the option. If the Fund enters into a closing purchase transaction on an option written by it, the Fund realizes a gain or loss equal to the difference between the cost of the closing purchase transaction and the premium received when the call was written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.

There are several risks associated with transactions in options on securities and indices. Significant differences existing between securities and options markets could result in imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, there is the risk the option writer is unable to effect a closing purchase transaction and will be unable to sell the underlying security until the option expires or the optioned security is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market value changes for the security during the period. With written call options, there is minimal counterparty risk to the Fund since premiums are received at inception of the contract.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the

24

Munder Small-Cap Value Fund
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2009.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2006.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

25

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

For the period ended December 31, 2009, the Advisor earned $121,786 before payment of sub-administration fees and $80,075 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2009, the Fund paid an annual effective rate of 0.1501% for administrative services.

Each Trustee of MST and MST II is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2009, no officer, director or employee of the Advisor, or any of its affiliates received any compensation from MST or MST II.

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) with respect to all classes of shares, except Class Y Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares, provides for payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

26

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with its distributor.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $51,624,174 and $111,871,347, respectively, for the period ended December 31, 2009.

At December 31, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $33,325,663, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $10,843,169 and net appreciation for financial reporting purposes was $22,482,494. At December 31, 2009, aggregate cost for financial reporting purposes was $132,481,846.

6. Revolving Line of Credit

Effective December 9, 2009, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes an annual commitment fee equal to 0.15% per annum through December 8, 2010 on the daily amount of the unused commitment. Prior to December 9, 2009, borrowings under the line were limited to the lesser of $75,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest was payable on outstanding borrowings at the higher of (a) the federal funds rate plus 0.50% or (b) the overnight LIBOR rate plus 0.50%, and the annual commitment fee was equal to 0.11% per annum on the daily amount of the unused commitment. During the period ended December 31, 2009, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2009, total commitment fees for the Fund were $1,409.

7.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements

27

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2009, permanent differences resulting primarily from foreign currency gains and losses, partnership basis adjustments and distribution redesignations were reclassified at year end.

The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net	Accumulated Net
Investment Income	Realized Loss

$22,817	$(22,817)

The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2009 and June 30, 2008 was as follows:

		Long-Term
	Ordinary Income	Capital Gain	Total

June 30, 2009	$4,394,848	$14,431,242	$18,826,090
June 30, 2008	9,274,864	67,348,010	76,622,874

At June 30, 2009, the components of distributable earnings on a tax basis were as follows:

	Post	Capital
Undistributed	October	Loss	Unrealized
Ordinary Income	Loss	Carryover	Depreciation	Total

$3,103,700	$(103,509,552)	$(46,493,924)	$(14,868,339)	$(161,768,115)

The differences between book and tax distributable earnings were primarily due to dividends payable, wash sales, real estate investment trust basis adjustments, and deferred trustees’ fees.

As determined at June 30, 2009, the Fund had available for Federal income tax purposes $46,493,924 of unused capital losses which expire in 2017.

28

Munder Small-Cap Value Fund
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2008 and June 30, 2009 of $103,509,522.

9.	Subsequent Events

Management has reviewed subsequent events through February 18, 2010, the date for which these financial statements were issued, and determined that no events have occurred that require disclosure.

10.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

11.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

29

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31

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

James V. FitzGerald, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PNC Global Investment Servicing
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNSCV1209

SEMI-ANNUAL REPORT
December 31, 2009

Munder Technology Fund
Class Y, A, B & C Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR SHAREHOLDER:

As you know, the Board of Trustees has approved the merger of the Munder Technology Fund with and into the Munder Growth Opportunities Fund, subject to shareholder approval. By now, you should have received a Proxy Statement/Prospectus describing in detail the terms of the proposed merger and seeking your vote.

If you have voted, we thank you. If you have not voted, you will likely be contacted by telephone by a professional proxy solicitor. While we recognize that most people would rather not be contacted by telephone, we also know that without the use of a telephone solicitation we would likely not be able to hold a legally valid meeting; that is, not enough shareholders would bother to vote at all. We therefore appreciate your understanding in this matter.

On the following pages, you will find information relating to the Fund’s operations during the six-month period ended December 31, 2009. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munderfunds.com.

As for the market environment during the period, the stock market rally that began in March of 2009 continued through the last half of the calendar year. Consequently, most broad stock market indices posted double-digit returns for the six months ended December 31, 2009 and for the year as a whole. This was a welcome relief from the grim double-digit declines that characterized 2008.

For the six months ended December 31, 2009, the broad stock market, measured by the S&P 500® Index, had a return of 22.59%, the result of a 15.61% return in the third quarter and a 6.04% return in the fourth quarter of 2009. Mid-capitalization stocks, measured by the S&P MidCap 400® Index, were the sweet spot of the market and posted a return of 26.65%, besting both the larger-cap S&P 500® Index and the small-cap S&P SmallCap 600® Index. While growth and value stocks had relatively similar returns in the large-cap segment of the market, value stocks had stronger performance in both the small-cap and mid-cap segments.

In the international equity markets, measured by the MSCI EAFE Index (net dividends), a similar rally was evident during 2009. The Index, which reflects the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 22.07% return for the six-month period.

The fixed income markets also had positive returns for the six months ended December 31, 2009, with the Barclays Capital U.S. Aggregate Bond Index, a commonly followed benchmark representing the broad fixed income market, posting a 3.96% return. All segments of the index posted positive returns for the six-month period. With investors’ growing willingness to assume some risk, the U.S. Treasury segment had the weakest performance, while the corporate and asset-backed segments generated the strongest returns. The 6.10% return for the Barclays Capital Municipal Bond Index, a broad measure of the performance of the municipal bond market, evidenced a similar phenomenon. Higher quality municipal bonds underperformed their lower quality counterparts.

In both our equity and fixed income investing, we continue to focus on high quality securities with strong, long-term fundamentals. While this approach may not be in favor every quarter or even every year, we believe that it is the means to competitive returns over the longer term.

Thank you for your confidence in the Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

James V. FitzGerald
President and Principal Executive Officer, The Munder Funds
President and Chief Operating Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example

1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munderfunds.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munderfunds.com.

The Fund concentrates its investments in technology securities, which tend to be relatively volatile. It is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. The Fund tends to invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. The Fund may also invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2009. The following pie chart illustrates the Fund’s investment allocation. A complete list of holdings as of December 31, 2009 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munderfunds.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

 INVESTMENT ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2009. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Mark Lebovitz and Kenneth Smith

Technology was one of the strongest sectors of the S&P 500® Index for the six-month period ended December 31, 2009. Reflecting this strength, the Fund earned a solid absolute return of 24.56%, compared to the 29.27% return for the S&P North American Technology Sector Indextm and the 26.15% median return of the Lipper universe of science and technology funds. On a relative basis, compared to the S&P North American Technology Sector Indextm, strong returns from the Fund’s computers & peripherals and professional services holdings did not offset the negative impact from the Fund’s information technology services, Internet software & services, Internet & catalog retail, and software investments.

The Fund’s overweight in NeuStar (1.3% of the Fund) was the primary reason for the lagging relative performance of the Fund’s information technology services holdings, while an underweight in Google (3.4% of the Fund) was the chief detractor from relative returns of Internet software & services stocks. Within the Fund’s Internet & catalog retail positions, an underweight in Amazon.com (2.5% of the Fund), which had an exceptional 60.79% return for the six months ended December 31, 2009, held back relative returns.

Among the Fund’s software holdings, there were a number of strong-performing stocks, including Check Point Technologies (2.1% of the Fund) and Red Hat (0.8% of the Fund). Their positive contribution to relative performance, however, was offset by the negative impact of overweighted positions in Symantec (2.2% of the Fund), Synopsys (2.1% of the Fund) and McAfee, which was sold in November.

Turning to the factors that helped to boost relative performance, an overweight in NetApp (1.5% of the Fund) was primarily responsible for the relative strength of the Fund’s computers & peripherals investments, while Monster Worldwide (2.9% of the Fund) boosted relative returns in professional services companies. Another strong performer for the six months ended December 31, 2009 was Marvell Technology Group (0.7% of the Fund) one of the Fund’s semiconductors & semiconductor equipment holdings.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P 500® Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. The S&P North American Technology Sector Indextm is a modified capitalization-weighted index designed to measure the performance of selected U.S.-traded technology-related stocks. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of science and technology funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/09	12/31/09	7/1/09-12/31/09	Ratio

Actual
Class Y	$1,000.00	$1,245.61	$15.34	2.71%
Class A	$1,000.00	$1,244.30	$16.86	2.98%
Class B	$1,000.00	$1,237.76	$21.15	3.75%
Class C	$1,000.00	$1,240.31	$21.12	3.74%

Hypothetical
Class Y	$1,000.00	$1,011.54	$13.74	2.71%
Class A	$1,000.00	$1,010.18	$15.10	2.98%
Class B	$1,000.00	$1,006.30	$18.96	3.75%
Class C	$1,000.00	$1,006.35	$18.91	3.74%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Munder Technology Fund

Portfolio of Investments, December 31, 2009 (Unaudited)

Shares		Value(a)

COMMON STOCKS — 100.0%
Consumer Discretionary — 5.7%
Hotels, Restaurants & Leisure — 0.5%
5,000	Ctrip.com International Ltd, ADR †	$359,300

Internet & Catalog Retail — 5.2%
13,300	Amazon.com Inc †	1,789,116
7,740	NetFlix Inc †	426,784
31,870	PetMed Express Inc	561,868
4,000	priceline.com Inc †	874,000

		3,651,768

Total Consumer Discretionary		4,011,068

Financials — 0.5%
Capital Markets — 0.5%
20,000	TD Ameritrade Holding Corp †	387,600

Industrials — 3.8%
Commercial Services & Supplies — 0.4%
170,784	Intermap Technologies Corp †	297,200

Professional Services — 3.4%
20,000	51job Inc, ADR †	354,400
117,270	Monster Worldwide Inc †	2,040,498

		2,394,898

Total Industrials		2,692,098

Information Technology — 90.0%
Communications Equipment — 13.2%
163,020	Cisco Systems Inc †	3,902,699
13,480	F5 Networks Inc †	714,170
33,320	Juniper Networks Inc †	888,644
62,990	QUALCOMM Inc	2,913,917
8,540	Research In Motion Ltd †	576,792
16,350	Riverbed Technology Inc †	375,560

		9,371,782

Computers & Peripherals — 20.3%
20,930	Apple Inc †	4,413,299
61,800	EMC Corp/Massachusetts †	1,079,646
65,790	Hewlett-Packard Co	3,388,843
26,520	International Business Machines Corp	3,471,468
30,920	NetApp Inc †	1,063,339

See Notes to Financial Statements.

1

Munder Technology Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Information Technology (Continued)
Computers & Peripherals (Continued)
12,560	Teradata Corp †	$394,761
12,000	Western Digital Corp †	529,800

		14,341,156

Electronic Equipment & Instruments — 2.8%
13,430	Avnet Inc †	405,049
32,080	Corning Inc	619,465
38,000	Tyco Electronics Ltd	932,900

		1,957,414

Information Technology Services — 8.4%
13,000	Accenture PLC, Class A	539,500
27,850	Amdocs Ltd †	794,561
12,960	Automatic Data Processing Inc	554,947
30,000	Fidelity National Information Services Inc	703,200
13,000	Global Payments Inc	700,180
9,000	Hewitt Associates Inc, Class A †	380,340
40,350	NeuStar Inc, Class A †	929,664
20,000	Total System Services Inc	345,400
11,000	Visa Inc, Class A	962,060

		5,909,852

Internet Software & Services — 12.3%
15,000	Akamai Technologies Inc †	379,950
2,200	Baidu Inc/China, ADR †	904,706
47,160	eBay Inc †	1,110,146
3,920	Google Inc, Class A †	2,430,322
138,090	Move Inc †	229,229
10,000	Netease.com, ADR †	376,100
13,500	Sina Corp/China †	609,930
10,500	Sohu.com Inc †	601,440
181,000	TheStreet.com Inc	434,400
20,000	VeriSign Inc †	484,800
69,840	Yahoo! Inc †	1,171,915

		8,732,938

Semiconductors & Semiconductor Equipment — 13.2%
53,110	Applied Materials Inc	740,353
26,200	ARM Holdings Plc, ADR	224,272

See Notes to Financial Statements.

2

Shares		Value(a)

Information Technology (Continued)
Semiconductors & Semiconductor Equipment (Continued)
12,860	Broadcom Corp, Class A †	$404,447
79,000	Cypress Semiconductor Corp †	834,240
135,930	Intel Corp	2,772,972
23,830	Marvell Technology Group Ltd †	494,473
18,860	Maxim Integrated Products Inc	382,858
14,700	Microchip Technology Inc	427,182
16,680	Novellus Systems Inc †	389,311
9,260	Silicon Laboratories Inc †	447,628
84,360	Texas Instruments Inc	2,198,422

		9,316,158

Software — 19.8%
23,670	Adobe Systems Inc †	870,583
35,790	BMC Software Inc †	1,435,179
43,680	Check Point Software Technologies †	1,479,878
130,540	Microsoft Corp	3,980,165
108,375	Oracle Corp	2,659,522
17,740	Red Hat Inc †	548,166
88,300	Symantec Corp †	1,579,687
66,770	Synopsys Inc †	1,487,637

		14,040,817

Total Information Technology		63,670,117

TOTAL COMMON STOCKS
(Cost $70,620,543)		70,760,883

WARRANT — 0.0%
(Cost $0)
Industrials — 0.0%
Commercial Services & Supplies — 0.0%
30,000	Intermap Technologies Corp, Expires 04/27/2010 †,(b),(c)	0

INVESTMENT COMPANY SECURITY — 1.6%
(Cost $1,134,628)
1,134,628	State Street Institutional Liquid Reserves Fund	1,134,628

TOTAL INVESTMENTS
(Cost $71,755,171)	101.6%	71,895,511
OTHER ASSETS AND LIABILITIES (Net)	(1.6)	(1,139,340)

NET ASSETS	100.0%	$70,756,171

See Notes to Financial Statements.

3

Munder Technology Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

†	Non-income producing security.

(a)	Unless otherwise indicated, the values of the securities of the Fund were determined based on Level 1 inputs established by Topic 820 (see Notes to Financial Statements, Note 2).

(b)	Security value was determined based on Level 2 inputs established by Topic 820 (see Notes to Financial Statements, Note 2).

(c)	Security valued at fair value as of December 31, 2009 in accordance with guidelines approved by the Board of Trustees (see Notes to Financial Statements, Note 2). At December 31, 2009, this security represents $0, 0.0% of net assets.

ABBREVIATION:
ADR	— American Depositary Receipt

At December 31, 2009, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	$% of
	Net Assets	Value

COMMON STOCKS:
United States	87.9%	62,215,432
China	4.5	3,205,876
Israel	2.1	1,479,878
Switzerland	1.3	932,900
Canada	1.3	873,992
Guernsey	1.1	794,560
Ireland	0.8	539,500
Bermuda	0.7	494,473
United Kingdom	0.3	224,272

TOTAL COMMON STOCKS	100.0	70,760,883
WARRANT:
Canada	0.0	0
INVESTMENT COMPANY SECURITY	1.6	1,134,628

TOTAL INVESTMENTS	101.6	71,895,511
OTHER ASSETS AND LIABILITIES (Net)	(1.6)	(1,139,340)

NET ASSETS	100.0%	$70,756,171

See Notes to Financial Statements.

4

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5

Munder Technology Fund

Statement of Assets and Liabilities, December 31, 2009 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$71,895,511
Dividends receivable	11,428
Receivable for Fund shares sold	15,713
Prepaid expenses and other assets	37,828

Total Assets	71,960,480

LIABILITIES:
Payable for investment securities purchased	338,354
Payable for Fund shares redeemed	548,483
Transfer agency/record keeping fees payable	118,912
Trustees’ fees and expenses payable	108,856
Distribution and shareholder servicing fees payable — Class A, B and C Shares	25,425
Administration fees payable	9,765
Custody fees payable	5,013
Investment advisory fees payable	1,969
Accrued expenses and other payables	47,532

Total Liabilities	1,204,309

NET ASSETS	$70,756,171

Investments, at cost	$71,755,171

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated net investment loss	$(847,410)
Accumulated net realized loss on investments sold	(1,416,903,460)
Net unrealized appreciation of investments	140,340
Paid-in capital	1,488,366,701

$70,756,171

NET ASSETS:
Class Y Shares	$987,763

Class A Shares	$52,817,975

Class B Shares	$4,442,576

Class C Shares	$12,507,857

SHARES OUTSTANDING:
Class Y Shares	231,704

Class A Shares	13,827,002

Class B Shares	1,253,325

Class C Shares	3,911,745

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$4.26

CLASS A SHARES:
Net asset value and redemption price per share	$3.82

Maximum sales charge	5.50%
Maximum offering price per share	$4.04

CLASS B SHARES:
Net asset value and offering price per share*	$3.54

CLASS C SHARES:
Net asset value and offering price per share*	$3.20

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Technology Fund

Statement of Operations, For the Period Ended December 31, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends	$253,315

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	60,947
Class B Shares	22,922
Class C Shares	60,927
Transfer agency/record keeping fees	373,057
Investment advisory fees	331,252
Administration fees	54,715
Printing and mailing fees	44,977
Trustees’ fees and expenses	37,783
Registration and filing fees	24,015
Legal and audit fees	16,591
Custody fees	12,405
Other	10,239

Total Expenses	1,049,830

NET INVESTMENT LOSS	(796,515)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	3,751,940
Foreign currency-related transactions	(172)
Net change in unrealized appreciation/(depreciation) of:
Securities	10,502,841
Foreign currency-related transactions	67

Net realized and unrealized gain on investments	14,254,676

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,458,161

See Notes to Financial Statements.

8

Munder Technology Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009

Net investment loss	$(796,515)	$(1,586,370)
Net realized gain/(loss) from security transactions and foreign currency-related transactions	3,751,768	(15,629,277)
Net change in net unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	10,502,908	(1,363,970)

Net increase/(decrease) in net assets resulting from operations	13,458,161	(18,579,617)
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	277,955	(36,594)
Class A Shares	7,077,056	(4,791,462)
Class B Shares	(1,076,906)	(2,015,836)
Class C Shares	(925,665)	(1,492,720)
Short-term trading fees	—	3,097

Net increase/(decrease) in net assets	18,810,601	(26,913,132)
NET ASSETS:
Beginning of period	51,945,570	78,858,702

End of period	$70,756,171	$51,945,570

Accumulated net investment loss	$(847,410)	$(50,895)

See Notes to Financial Statements.

9

Munder Technology Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009

Amount
Class Y Shares:
Sold	$369,693	$142,616
Redeemed	(91,738)	(179,210)

Net increase/(decrease)	$277,955	$(36,594)

Class A Shares:
Sold*	$11,829,949	$2,022,477
Redeemed	(4,752,893)	(6,813,939)

Net increase/(decrease)	$7,077,056	$(4,791,462)

Class B Shares:
Sold	$104,573	$261,046
Redeemed*	(1,181,479)	(2,276,882)

Net decrease	$(1,076,906)	$(2,015,836)

Class C Shares:
Sold	$276,464	$688,791
Redeemed	(1,202,129)	(2,181,511)

Net decrease	$(925,665)	$(1,492,720)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

10

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009

Shares
Class Y Shares:
Sold	92,921	50,060
Redeemed	(22,959)	(59,378)

Net increase/(decrease)	69,962	(9,318)

Class A Shares:
Sold*	3,460,447	777,718
Redeemed	(1,347,328)	(2,339,074)

Net increase/(decrease)	2,113,119	(1,561,356)

Class B Shares:
Sold	31,968	97,572
Redeemed*	(369,256)	(923,936)

Net decrease	(337,288)	(826,364)

Class C Shares:
Sold	92,176	308,516
Redeemed	(398,583)	(899,214)

Net decrease	(306,407)	(590,698)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

11

Munder Technology Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares
	Period Ended		Year	Year	Year	Year		Year
	12/31/09(b)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

Net asset value, beginning of period	$3.42		$4.43	$4.97	$4.02	$3.90		$4.20

Income/(loss) from investment operations:
Net investment loss	(0.04)		(0.08)	(0.08)	(0.10)	(0.07)		(0.04)
Net realized and unrealized gain/(loss) on investments	0.88		(0.93)	(0.46)	1.05	0.19		(0.26)

Total from investment operations	0.84		(1.01)	(0.54)	0.95	0.12		(0.30)

Short-term trading fees	—		0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)

Voluntary contribution from Advisor	—		—	—	—	0.00	(c)	—

Net asset value, end of period	$4.26		$3.42	$4.43	$4.97	$4.02		$3.90

Total return(d)	24.56%		(22.97)%	(10.66)%	23.63%	3.08	%(e)	(7.14)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$988		$553	$757	$768	$641		$1,736
Ratio of operating expenses to average net assets	2.71	%(f)	3.20%	2.32%	2.60%	2.24%		2.31%
Ratio of net investment loss to average net assets	(1.95	)%(f)	(2.47)%	(1.70)%	(2.21)%	(1.75)%		(1.09)%
Portfolio turnover rate	38%		95%	128%	115%	135%		90%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.71	%(f)	3.20%	2.32%	2.60%	2.24%		2.34%

(a)	Class Y Shares and Class A Shares of the Fund commenced operations on August 26, 1999 and October 26, 1999, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	The voluntary contribution from Advisor had no impact on total return.

(f)	Annualized.

See Notes to Financial Statements.

12

A Shares
Period Ended		Year	Year	Year	Year		Year
12/31/09(b)		Ended	Ended	Ended	Ended		Ended
(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

$3.07		$3.98	$4.49	$3.64	$3.54		$3.83

(0.04)		(0.08)	(0.09)	(0.10)	(0.08)		(0.05)

0.79		(0.83)	(0.42)	0.95	0.18		(0.24)

0.75		(0.91)	(0.51)	0.85	0.10		(0.29)

—		0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)

—		—	—	—	0.00	(c)	—

$3.82		$3.07	$3.98	$4.49	$3.64		$3.54

24.43%		(23.06)%	(11.14)%	23.35%	2.82	%(e)	(7.33)%

$52,818		$35,964	$52,864	$72,476	$78,419		$58,757

2.98	%(f)	3.46%	2.60%	2.87%	2.53%		2.56%

(2.21	)%(f)	(2.72)%	(1.98)%	(2.49)%	(1.96)%		(1.28)%
38%		95%	128%	115%	135%		90%

2.98	%(f)	3.46%	2.60%	2.87%	2.53%		2.59%

See Notes to Financial Statements.

13

Munder Technology Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	B Shares
	Period Ended		Year	Year	Year	Year		Year
	12/31/09(b)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

Net asset value, beginning of period	$2.86		$3.74	$4.24	$3.46	$3.40		$3.70

Income/(loss) from investment operations:
Net investment loss	(0.05)		(0.10)	(0.11)	(0.12)	(0.10)		(0.07)
Net realized and unrealized gain/(loss) on investments	0.73		(0.78)	(0.39)	0.90	0.16		(0.23)

Total from investment operations	0.68		(0.88)	(0.50)	0.78	0.06		(0.30)

Short-term trading fees	—		0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)

Voluntary contribution from Advisor	—		—	—	—	0.00	(c)	—

Net asset value, end of period	$3.54		$2.86	$3.74	$4.24	$3.46		$3.40

Total return(d)	23.78%		(23.73)%	(11.56)%	22.54%	1.76	%(e)	(8.11)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)	$4,443		$4,548	$9,029	$12,510	$17,718		$70,035
Ratio of operating expenses to average net assets	3.75	%(f)	4.20%	3.35%	3.63%	3.26%		3.31%
Ratio of net investment loss to average net assets	(3.00	)%(f)	(3.47)%	(2.73)%	(3.25)%	(2.79)%		(2.03)%
Portfolio turnover rate	38%		95%	128%	115%	135%		90%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	3.75	%(f)	4.20%	3.35%	3.63%	3.26%		3.34%

(a)	Class B and Class C Shares (known as Class II Shares prior to October 31, 2003) of the Fund commenced operations on October 26, 1999 and November 16, 1999, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	The voluntary contribution from Advisor had no impact on total return.

(f)	Annualized.

See Notes to Financial Statements.

14

C Shares
Period Ended		Year	Year	Year	Year		Year
12/31/09(b)		Ended	Ended	Ended	Ended		Ended
(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

$2.58		$3.37	$3.83	$3.12	$3.07		$3.34

(0.04)		(0.09)	(0.10)	(0.11)	(0.09)		(0.06)

0.66		(0.70)	(0.36)	0.82	0.14		(0.21)

0.62		(0.79)	(0.46)	0.71	0.05		(0.27)

—		0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)

—		—	—	—	0.00	(c)	—

$3.20		$2.58	$3.37	$3.83	$3.12		$3.07

24.03%		(23.67)%	(11.75)%	22.76%	1.63	%(e)	(7.81)%

$12,508		$10,880	$16,209	$22,379	$26,118		$35,538

3.74	%(f)	4.21%	3.35%	3.62%	3.27%		3.31%

(2.98	)%(f)	(3.47)%	(2.73)%	(3.25)%	(2.74)%		(2.03)%
38%		95%	128%	115%	135%		90%

3.74	%(f)	4.21%	3.35%	3.62%	3.27%		3.34%

See Notes to Financial Statements.

15

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16

Munder Technology Fund

Notes to Financial Statements, December 31, 2009 (Unaudited)

1.	Organization

As of December 31, 2009, The Munder Funds consisted of 16 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MST II”). Information presented in these financial statements pertains only to the Munder Technology Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 4 classes of shares — Class A, Class B, Class C, and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2009, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

The Board of Trustees has approved the reorganization of the Fund with and into the Munder Growth Opportunities Fund, a separate series of MST, subject to approval by shareholders.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of

17

Munder Technology Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

18

Munder Technology Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$71,895,511
Level 2 — Other Significant Observable Inputs	— *
Level 3 — Significant Unobservable Inputs	—

Total	$71,895,511

*	Level 2 valuation inputs were used to value certain securities held by the Fund at zero.

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector and industry.

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains/(losses) from security transactions.

Foreign Currency Spot Contracts: The Fund is subject to foreign currency rate risk in the normal course of pursuing its investment objectives. The Fund may use foreign currency spot contracts in an effort to facilitate transactions in foreign securities or to reduce exposure to foreign currency exchange rates. The

19

Munder Technology Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

value of such contracts is translated into U.S. dollars. Foreign currency spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2009.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2006.

20

Munder Technology Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 1.00% on the first $300 million of its average daily net assets; 0.90% on the next $700 million; and 0.80% on average daily net assets exceeding $1 billion. During the period ended December 31, 2009, the Fund paid an annual effective rate of 1.00% for advisory services.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2009, the Advisor earned $54,715 before payment of sub-administration fees and $34,450 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2009, the Fund paid an annual effective rate of 0.1652% for administrative services.

Each Trustee of MST and MST II is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2009, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST or MST II.

21

Munder Technology Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) with respect to all classes of shares, except Class Y Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, provides for payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees

0.25%	1.00%	1.00%

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $29,723,874 and $24,638,667, respectively, for the period ended December 31, 2009.

At December 31, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $6,748,264, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $6,607,924 and net appreciation for financial reporting purposes was $140,340. At December 31, 2009, aggregate cost for financial reporting purposes was $71,755,171.

6.	Investment Concentration

The Fund primarily invests in equity securities of technology-related companies. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

22

Munder Technology Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

7.	Revolving Line of Credit

Effective December 9, 2009, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes an annual commitment fee equal to 0.15% per annum through December 8, 2010 on the daily amount of the unused commitment. Prior to December 9, 2009, borrowings under the line were limited to the lesser of $75,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest was payable on outstanding borrowings at the higher of (a) the federal funds rate plus 0.50% or (b) the overnight LIBOR rate plus 0.50%, and the annual commitment fee was equal to 0.11% per annum on the daily amount of the unused commitment. During the period ended December 31, 2009, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2009, total commitment fees for the Fund were $450.

8.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2009, permanent differences resulting primarily from foreign currency gains and losses, net operating losses and expired capital

23

Munder Technology Fund
 Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

loss carryforwards were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net	Accumulated Net
Investment Income	Realized Gain	Paid-In Capital

$1,605,104	$141,800,726	$(143,405,830)

At June 30, 2009, the components of distributable earnings on a tax basis were as follows:

Post	Capital Loss	Unrealized
October Loss	Carryover	Depreciation	Total

$(9,004,685)	$(1,411,454,114)	$(10,559,000)	$(1,431,017,799)

The differences between book and tax distributable earnings were primarily due to wash sales and deferred trustees’ fees.

As determined at June 30, 2009, the Fund had available for Federal income tax purposes, $1,411,454,114 of unused capital losses of which $1,053,993,850, $186,583,565, $75,068,939, $19,210,173, $38,631,395, $29,530,458 and $8,435,734 expire in 2010, 2011, 2012, 2013, 2014, 2015 and 2017, respectively.

Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund elected to defer net capital losses arising between November 1, 2008 and June 30, 2009 of $9,004,685.

The Fund had $141,803,279 of capital loss carryforwards expire during the year ending June 30, 2009 unused.

10.	Subsequent Events

Management has reviewed subsequent events through February 18, 2010, the date for which these financial statements were issued, and determined that no events have occurred that require disclosure.

11.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most

24

Munder Technology Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

25

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26

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

James V. FitzGerald, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PNC Global Investment Servicing
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNTECH1209

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committees of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)	A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant last disclosed its procedures pursuant to Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.
Item 11. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-CSR, James V. Fitzgerald, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Fitzgerald and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-CSR filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(3)	Not applicable.
(b)     The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST

By:	/s/ James V. Fitzgerald

James V. Fitzgerald
President and Principal Executive Officer

Date:	March 5, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James V. Fitzgerald

James V. Fitzgerald
President and Principal Executive Officer

Date:	March 5, 2010

By:	/s/ Peter K. Hoglund

Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	March 5, 2010